UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant: Vanguard STAR Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – April 30, 2013

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2013

Vanguard Developed Markets Index Fund

> Vanguard Developed Markets Index Fund returned more than 16% in the six months ended April 30, 2013. The fund began tracking a new benchmark, the FTSE Developed ex North America Index.

> Japanese stocks produced excellent returns as the new government unveiled an ambitious economic plan.

> Europe’s economic struggles seemed to worsen, but the region’s stock markets performed strongly.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	28
Trustees Approve Advisory Arrangement.	30
Glossary.	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2013
Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	16.67%
Admiral™ Shares	16.81
Institutional Shares	16.82
Institutional Plus Shares	16.81
Spliced Developed Markets Index	16.83
International Funds Average	13.59
For a benchmark description, see the Glossary.
International Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
October 31, 2012, Through April 30, 2013

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Developed Markets Index Fund
Investor Shares	$9.49	$10.70	$0.338	$0.000
Admiral Shares	27.31	30.79	1.008	0.000
Institutional Shares	9.42	10.62	0.349	0.000
Institutional Plus Shares	98.13	110.61	3.649	0.000

1

Chairman’s Letter

Dear Shareholder,

For the six months ended April 30, 2013, Vanguard Developed Markets Index Fund returned more than 16%, powered by surprising strength from Japanese stocks. The fund’s return was superior to the average return of its peer group and consistent with the performance of its “spliced index.”

At the start of the period, your fund sought to track the MSCI EAFE Index. By April 16, we had completed the fund’s transition to its new benchmark, the FTSE Developed ex North America Index. The use of the new benchmark is expected to produce significant long-term savings for shareholders.

The most important difference between the fund’s former MSCI index and its new FTSE benchmark is each provider’s approach to South Korea. MSCI considers South Korea an emerging market, while FTSE treats it as a developed market. At the end of the period, Vanguard Developed Markets Index Fund had about 4.2% of its assets invested in South Korean stocks, up from 0% at the start.

Stock rally persisted, but not without challenges
Global stocks delivered a vigorous performance, recording gains in five of the six months ended April 30. U.S. equities finished with a strong return of about 15% for the half year.

2

The Standard & Poor’s 500 Index closed April the same way it had March: at a record high amid solid corporate earnings and signs of renewed investor confidence. Also following a productive path were international equities, which returned almost 13% for the period.

Despite the impressive results, the period had its share of potential pitfalls. Investors continued to worry about economic growth in China and the United States. And the deadly Boston Marathon bombing on April 15 triggered market anxiety.

Bonds notched a slight return as yields remained low
After sputtering for most of the half year, bonds finished it with a bit of a flourish. The broad U.S. taxable bond market returned 0.9% for the six months, getting a boost from April’s return of 1%. The yield of the 10-year U.S. Treasury note closed the period at 1.67%, a couple of ticks below its starting level of 1.69%. (Bond yields and prices move in opposite directions.)

Municipal bonds delivered a return closer to 2%, with more than half the gain coming in April. The Federal Reserve’s target for short-term interest rates remained pegged between 0% and 0.25%, which kept a tight lid on returns from money market and savings accounts. In a statement issued May 1, the Fed said it would continue buying $85 billion a month in Treasury bonds and mortgage-backed securities until the job market improves substantially.

Market Barometer

			Total Returns
		Periods Ended April 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.05%	17.17%	5.49%
Russell 2000 Index (Small-caps)	16.58	17.69	7.27
Russell 3000 Index (Broad U.S. market)	15.16	17.21	5.63
MSCI All Country World Index ex USA (International)	12.78	14.15	-0.84

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.90%	3.68%	5.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.78	5.19	6.09
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.28

CPI
Consumer Price Index	0.52%	1.06%	1.60%

3

Kenneth Volpert, head of our Taxable Bond Group, noted recently that the Fed’s extraordinary actions to stimulate economic growth may have, in effect, pulled what would have been future investment gains into the present. The trade-off, he said, is that once the Fed begins to unwind the stimulus, “future returns are likely to be lower than they otherwise would have been for both bonds and stocks.”

Japanese stocks led developed markets higher
Vanguard Developed Markets Index Fund earned strong returns in most developed markets during the six-month period, but the performance of Japanese stocks was especially noteworthy. These stocks, accounting for about 20% of fund assets, returned more than 30%.

The performance reflected investor enthusiasm at the election of a new government apparently determined to combat deflation and shake Japan out of its long economic torpor. The new prime minister launched an aggressive fiscal-stimulus program (which includes spending on infrastructure, among other things), and the Bank of Japan announced that it would inject yen into the economy in an effort to inflate prices by about 2% a year. Stocks of export-oriented companies and those of banks and other financial institutions were among the strongest performers.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Plus Shares	Average
Developed Markets Index Fund	0.20%	0.10%	0.07%	0.06%	1.33%

The fund expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2013, the annualized expense ratios were 0.20% for Investor Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.06% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2012.

Peer group: International Funds.

4

Monetary policy was also behind the strong returns of Australian stocks, which accounted for about 9% of fund assets. Interest rate cuts by the nation’s central bank boosted stocks of financial institutions in particular, more than offsetting disappointing returns from mining companies pinched by weaker demand.

In Europe, the economic news remained grim, but stock market returns were solid. For example, the Eurozone economy continued to shrink, and unemployment hit a record high. As a group, however, European stocks returned about 13%. The large U.K. stock market returned about 10%. Stocks from other large markets such as France, Germany, and Switzerland also produced double-digit returns. Financial and consumer discretionary stocks were strong performers, with luxury automakers and luxury apparel companies registering returns of more than 20%.

In good times and bad, remember to rebalance
Since March 2009—the depths of the financial crisis—the FTSE Developed ex North America Index has produced a cumulative total return of more than 120%. U.S. stocks have done better still.

Such a strong recovery is, of course, a welcome development that few would have predicted four years ago. And investors with the discipline to maintain their stock allocation as part of a balanced, diversified portfolio have participated in the rebound.

Discipline is just as important in good times as it is in bad. At Vanguard, we have long counseled investors to “stay the course”—to maintain a long-term commitment to a sensible portfolio. But staying the course doesn’t mean you should avoid taking action altogether.

Over time, returns will shift the weighting of stocks and bonds in a portfolio, and its asset mix may become more aggressive than originally planned. To manage this risk, investors should periodically consider rebalancing, or adjusting their asset allocation to bring it back to its target.

For example, you should consider rebalancing if you’ve established a 60%/40% stock/bond portfolio and you find that your target allocation is now off by 5 percentage points or more. (For more on this topic, see Best Practices for Portfolio Rebalancing, available at vanguard.com/research.)

5

I realize that it’s not easy to contemplate rebalancing when stocks have surged and expectations for bond returns are very modest. However, we believe that bonds will continue to play a valuable role in helping to smooth out stocks’ volatility. Without rebalancing, an investor could end up with a portfolio that’s very different—and potentially more risky—than he or she intended.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 15, 2013

6

Developed Markets Index Fund

Fund Profile
As of April 30, 2013

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares
Ticker Symbol	VDMIX	VDMAX	VIDMX	VDMPX
Expense Ratio[1]	0.20%	0.10%	0.07%	0.06%

Portfolio Characteristics
		FTSE
		Developed	MSCI AC
		ex North	World
		America	Index ex
	Fund	Index	USA
Number of Stocks	1,354	1,227	1,815
Median Market Cap	$33.9B	$34.9B	$31.3B
Price/Earnings Ratio	18.1x	18.7x	16.6x
Price/Book Ratio	1.6x	1.6x	1.7x
Return on Equity	14.0%	14.0%	15.2%
Earnings Growth Rate	3.4%	2.8%	5.9%
Dividend Yield	3.0%	3.1%	3.1%
Turnover Rate
(Annualized)	16%	—	—
Short-Term Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)

		FTSE
		Developed	MSCI AC
		ex North	World
		America	Index ex
	Fund	Index	USA
Consumer Discretionary 11.5%		11.3%	9.8%
Consumer Staples	11.8	12.1	10.8
Energy	6.7	6.8	9.4
Financials	24.9	25.5	26.9
Health Care	9.6	10.0	7.8
Industrials	12.9	12.9	10.6
Information Technology	5.7	4.4	6.3
Materials	8.6	8.5	9.3
Telecommunication
Services	4.7	4.8	5.5
Utilities	3.6	3.7	3.6

Volatility Measures
	Spliced
	Developed	MSCI AC World
	Markets Index	Index ex USA
R-Squared	0.99	0.96
Beta	1.01	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Nestle SA	Packaged Foods &
	Meats	1.7%
Royal Dutch Shell plc	Integrated Oil & Gas	1.7
HSBC Holdings plc	Diversified Banks	1.5
Roche Holding AG	Pharmaceuticals	1.3
Novartis AG	Pharmaceuticals	1.3
BHP Billiton	Diversified Metals &
	Mining	1.3
Toyota Motor Corp.	Automobile
	Manufacturers	1.2
Vodafone Group plc	Wireless
	Telecommunication
	Services	1.1
Samsung Electronics Co.
Ltd.	Semiconductors	1.1
BP plc	Integrated Oil & Gas	1.0
Top Ten		13.2%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the annualized expense ratios were 0.20% for Investor Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.06% for Institutional Plus Shares.

7

Developed Markets Index Fund

Market Diversification (% of equity exposure)

		FTSE
		Developed	MSCI AC
		ex North	World
		America	Index ex
	Fund	Index	USA
Europe
United Kingdom	20.0%	19.9%	15.1%
France	8.6	8.2	6.6
Switzerland	8.4	8.4	6.3
Germany	7.7	7.6	5.8
Sweden	2.9	2.9	2.2
Spain	2.7	2.7	2.0
Netherlands	2.2	2.5	1.7
Italy	2.0	2.0	1.5
Denmark	1.1	1.1	0.8
Belgium	1.0	1.0	0.8
Other	2.3	2.6	1.6
Subtotal	58.9%	58.9%	44.4%
Pacific
Japan	22.0%	22.2%	15.5%
Australia	8.9	8.9	6.5
South Korea	4.2	4.2	3.3
Hong Kong	3.6	3.3	2.2
Singapore	1.7	1.6	1.2
Other	0.2	0.2	0.1
Subtotal	40.6%	40.4%	28.8%
Emerging Markets	0.0%	0.2%	19.2%
North America	0.0%	0.0%	7.2%
Middle East	0.5%	0.5%	0.4%

8

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002, Through April 30, 2013

For a benchmark description, see the Glossary.
Note: For 2013, performance data reflect the six months ended April 30, 2013.

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/8/2000	11.24%	-0.75%	9.77%
Admiral Shares	9/27/2011	11.40	—	16.49[1]
Institutional Shares	5/8/2000	11.46	-0.66	9.82
Institutional Plus Shares	12/2/2010	11.43	—	5.23[1]

1 Return since inception.

The inception date of the Institutional Shares is January 22, 2010; the returns and other data shown in the table above reflect a blend of the historical performance of the fund's Investor Shares prior to January 22, 2010, and of the Institutional Shares from then on. The inception date shown in the table is that of the fund’s Investor Shares.

See Financial Highlights for dividend and capital gains information.

9

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	1,716,420	130,828	0.9%
Westpac Banking Corp.	3,285,260	115,248	0.8%
BHP Billiton Ltd.	3,423,043	115,080	0.8%
Australia & New Zealand Banking Group Ltd.	2,896,966	95,738	0.7%
National Australia Bank Ltd.	2,450,315	86,467	0.6%
Australia—Other †		693,705	5.0%
		1,237,066	8.8%

Austria †		35,432	0.2%

Belgium
^ Anheuser-Busch InBev NV	850,782	81,735	0.6%
Belgium—Other †		61,684	0.4%
		143,419	1.0%

Denmark
Novo Nordisk A/S Class B	424,958	74,803	0.5%
Denmark—Other †		80,219	0.6%
		155,022	1.1%

Finland †		95,486	0.7%

France
Sanofi	1,207,793	130,581	0.9%
Total SA	2,166,749	109,068	0.8%
BNP Paribas SA	1,041,674	58,082	0.4%
France—Other †		889,614	6.4%
		1,187,345	8.5%

10

Developed Markets Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Germany
^ Bayer AG	882,054	92,216	0.7%
^ BASF SE	984,643	92,175	0.7%
Siemens AG	878,363	91,777	0.7%
SAP AG	953,359	76,004	0.5%
Allianz SE	485,638	71,836	0.5%
Daimler AG	984,702	54,597	0.4%
Germany—Other †		582,258	4.1%
		1,060,863	7.6%

Greece †		3,210	0.0%

Hong Kong
AIA Group Ltd.	12,846,371	57,147	0.4%
Hang Seng Bank Ltd.	816,890	13,683	0.1%
Hong Kong—Other †		429,380	3.0%
		500,210	3.5%

Ireland †		45,895	0.3%

Israel
Osem Investments Ltd.	41,348	837	0.0%
Israel—Other †		73,441	0.5%
		74,278	0.5%
Italy
Eni SPA	2,627,426	62,707	0.5%
Italy—Other †		214,629	1.5%
		277,336	2.0%
Japan
Toyota Motor Corp.	2,825,498	163,986	1.2%
Mitsubishi UFJ Financial Group Inc.	15,091,219	102,392	0.7%
Honda Motor Co. Ltd.	1,912,796	76,325	0.6%
Sumitomo Mitsui Financial Group Inc.	1,432,855	67,727	0.5%
Mizuho Financial Group Inc.	25,521,997	56,160	0.4%
Chugai Pharmaceutical Co. Ltd.	236,813	5,896	0.0%
Hino Motors Ltd.	298,537	4,560	0.0%
Daihatsu Motor Co. Ltd.	219,904	4,362	0.0%
Japan—Other †		2,613,828	18.6%
		3,095,236	22.0%
Netherlands
Unilever NV	1,653,763	70,469	0.5%
Netherlands—Other †		235,973	1.7%
		306,442	2.2%

New Zealand †		21,475	0.1%

Norway †		108,130	0.8%

Portugal †		21,694	0.2%

Singapore †		234,239	1.7%

11

Developed Markets Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
South Korea
Samsung Electronics Co. Ltd.	112,201	155,176	1.1%
South Korea—Other †		434,825	3.1%
		590,001	4.2%
Spain
* Banco Santander SA	11,160,113	80,593	0.6%
Telefonica SA	4,180,947	61,219	0.4%
Banco Bilbao Vizcaya Argentaria SA	5,782,017	56,285	0.4%
Spain—Other †		169,019	1.2%
		367,116	2.6%

Sweden †		406,483	2.9%

Switzerland
Nestle SA	3,439,725	245,295	1.8%
Roche Holding AG	749,425	187,612	1.3%
Novartis AG	2,483,902	183,877	1.3%
UBS AG	3,736,663	66,656	0.5%
ABB Ltd.	2,468,968	55,989	0.4%
Switzerland—Other †		435,195	3.1%
		1,174,624	8.4%
United Kingdom
HSBC Holdings plc	19,628,820	214,978	1.5%
Vodafone Group plc	50,117,938	152,927	1.1%
BP plc	20,304,900	147,135	1.0%
GlaxoSmithKline plc	5,253,883	135,560	1.0%
British American Tobacco plc	2,073,253	114,933	0.8%
Royal Dutch Shell plc Class A	3,132,068	106,634	0.8%
Royal Dutch Shell plc Class B	2,791,176	97,909	0.7%
Diageo plc	2,686,552	82,042	0.6%
AstraZeneca plc	1,330,576	69,086	0.5%
BHP Billiton plc	2,252,799	63,378	0.4%
Barclays plc	13,717,568	61,215	0.4%
Rio Tinto plc	1,330,763	61,110	0.4%
BG Group plc	3,593,708	60,668	0.4%
Unilever plc	1,286,835	55,755	0.4%
SABMiller plc	998,358	53,869	0.4%
Standard Chartered plc	2,108,745	53,072	0.4%
Reckitt Benckiser Group plc	688,100	50,233	0.4%
Royal Dutch Shell plc Class A (Amsterdam Shares)	855,190	29,087	0.2%
Vodafone Group plc ADR	251,879	7,705	0.1%
United Kingdom—Other †		1,145,979	8.2%
		2,763,275	19.7%
Total Common Stocks (Cost $11,736,633)		13,904,277	99.0%[1]

12

Developed Markets Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.142%	669,223,110	669,223	4.8%

4U.S. Government and Agency Obligations †			12,897	0.1%
Total Temporary Cash Investments (Cost $682,121)			682,120	4.9%[1]
Total Investments (Cost $12,418,754)			14,586,397	103.9%
Other Assets and Liabilities
Other Assets			199,365	1.4%
Liabilities[3]			(745,348)	(5.3%)
			(545,983)	(3.9%)
Net Assets			14,040,414	100.0%

At April 30, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				13,140,961
Undistributed Net Investment Income				129,802
Accumulated Net Realized Losses				(1,405,573)
Unrealized Appreciation (Depreciation)
Investment Securities				2,167,643
Futures Contracts				5,625
Forward Currency Contracts				1,943
Foreign Currencies				13
Net Assets				14,040,414

Investor Shares—Net Assets
Applicable to 163,855,481 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,753,429
Net Asset Value Per Share—Investor Shares				$10.70

Admiral Shares—Net Assets
Applicable to 69,109,809 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,127,909
Net Asset Value Per Share—Admiral Shares				$30.79

13

Developed Markets Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 586,751,267 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,229,282
Net Asset Value Per Share—Institutional Shares	$10.62

Institutional Plus Shares—Net Assets
Applicable to 35,528,680 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,929,794
Net Asset Value Per Share—Institutional Plus Shares	$110.61

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $574,491,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 3.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $598,212,000 of collateral received for securities on loan.
4 Securities with a value of $7,197,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Developed Markets Index Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Dividends[1]	207,562
Interest[2]	58
Security Lending	1,856
Total Income	209,476
Expenses
The Vanguard Group—Note B
Investment Advisory Services	444
Management and Administrative—Investor Shares	1,209
Management and Administrative—Admiral Shares	442
Management and Administrative—Institutional Shares	557
Management and Administrative—Institutional Plus Shares	218
Marketing and Distribution—Investor Shares	221
Marketing and Distribution—Admiral Shares	173
Marketing and Distribution—Institutional Shares	763
Marketing and Distribution—Institutional Plus Shares	423
Custodian Fees	1,004
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—Institutional Plus Shares	12
Trustees’ Fees and Expenses	8
Total Expenses	5,483
Net Investment Income	203,993
Realized Net Gain (Loss)
Investment Securities Sold	458,239
Futures Contracts	8,857
Foreign Currencies and Forward Currency Contracts	(6,723)
Realized Net Gain (Loss)	460,373
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,314,699
Futures Contracts	5,476
Foreign Currencies and Forward Currency Contracts	2,437
Change in Unrealized Appreciation (Depreciation)	1,322,612
Net Increase (Decrease) in Net Assets Resulting from Operations	1,986,978
1 Dividends are net of foreign withholding taxes of $13,364,000.
2 Interest income from an affiliated company of the fund was $54,000.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	203,993	411,618
Realized Net Gain (Loss)	460,373	127,741
Change in Unrealized Appreciation (Depreciation)	1,322,612	141,625
Net Increase (Decrease) in Net Assets Resulting from Operations	1,986,978	680,984
Distributions
Net Investment Income
Investor Shares	(53,422)	(73,158)
Admiral Shares	(58,825)	(29,505)
Institutional Shares	(194,492)	(173,504)
Institutional Plus Shares	(130,170)	(93,878)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(436,909)	(370,045)
Capital Share Transactions
Investor Shares	11,922	(1,439,130)
Admiral Shares	408,552	1,337,972
Institutional Shares	(11,170)	516,459
Institutional Plus Shares	253,007	410,044
Net Increase (Decrease) from Capital Share Transactions	662,311	825,345
Total Increase (Decrease)	2,212,380	1,136,284
Net Assets
Beginning of Period	11,828,034	10,691,750
End of Period[1]	14,040,414	11,828,034

1 Net Assets—End of Period includes undistributed net investment income of $129,802,000 and $349,595,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.49	$9.25	$10.06	$9.26	$7.79	$14.91
Investment Operations
Net Investment Income	.153	.320	.317	.265[1]	.452 [2]	.369[1]
Net Realized and Unrealized Gain (Loss)
on Investments	1.395	.228	(.846)	.644	1.416	(7.097)
Total from Investment Operations	1.548	.548	(.529)	.909	1.868	(6.728)
Distributions
Dividends from Net Investment Income	(.338)	(.308)	(.281)	(.109)	(.398)	(.387)
Distributions from Realized Capital Gains —		—	—	—	—	(.005)
Total Distributions	(.338)	(.308)	(.281)	(.109)	(.398)	(.392)
Net Asset Value, End of Period	$10.70	$9.49	$9.25	$10.06	$9.26	$7.79

Total Return[3]	16.67%	6.33%	-5.46%	9.87%	25.23%	-46.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,753	$1,543	$2,976	$3,198	$2,936	$2,299
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.22%	0.10%	—
Acquired Fund Fees and Expenses	—	—	—	—	0.15%	0.22%
Ratio of Net Investment Income to
Average Net Assets	3.11%	3.60%	3.30%	3.09%	5.93%[2]	3.04%
Portfolio Turnover Rate	16%[4]	8% [4]	5%[4]	13%	14%[5]	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.400 and 5.19%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. Effective in June 2009, the fund’s equity investments are solely in common stocks.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
5 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investment in Vanguard mutual funds.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Financial Highlights

Admiral Shares
	Six Months	Year	Sept. 27,
	Ended	Ended	2011[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$27.31	$26.63	$25.00
Investment Operations
Net Investment Income	.457	.925	.068
Net Realized and Unrealized Gain (Loss) on Investments	4.031	.652	1.562
Total from Investment Operations	4.488	1.577	1.630
Distributions
Dividends from Net Investment Income	(1.008)	(.897)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.008)	(.897)	—
Net Asset Value, End of Period	$30.79	$27.31	$26.63

Total Return[2]	16.81%	6.33%	6.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,128	$1,494	$73
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	3.22%	3.70%	3.38%[3]
Portfolio Turnover Rate[4]	16%	8%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Financial Highlights

Institutional Shares
	Six Months			Jan. 22,
	Ended		Year Ended	2010[1] to
	April 30,		October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.42	$9.19	$9.99	$9.28
Investment Operations
Net Investment Income	.158	.331	.327	.242 [2]
Net Realized and Unrealized Gain (Loss) on Investments	1.391	.216	(.836)	.468
Total from Investment Operations	1.549	.547	(.509)	.710
Distributions
Dividends from Net Investment Income	(.349)	(.317)	(.291)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.349)	(.317)	(.291)	—
Net Asset Value, End of Period	$10.62	$9.42	$9.19	$9.99

Total Return[3]	16.82%	6.38%	-5.30%	7.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,229	$5,539	$4,856	$6,922
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	3.24%	3.73%	3.42%	3.24% [4]
Portfolio Turnover Rate	16%[5]	8%[5]	5%[5]	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Year	Dec. 2,
	Ended	Ended	2010[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$98.13	$95.75	$103.47
Investment Operations
Net Investment Income	1.653	3.450	3.102
Net Realized and Unrealized Gain (Loss) on Investments	14.476	2.256	(7.795)
Total from Investment Operations	16.129	5.706	(4.693)
Distributions
Dividends from Net Investment Income	(3.649)	(3.326)	(3.027)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(3.649)	(3.326)	(3.027)
Net Asset Value, End of Period	$110.61	$98.13	$95.75

Total Return[2]	16.81%	6.39%	-4.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,930	$3,252	$2,787
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	3.25%	3.74%	3.44% [3]
Portfolio Turnover Rate [4]	16%	8%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

21

Developed Markets Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or posted is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

22

Developed Markets Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $1,684,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.67% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	21,531	13,882,746	—
Temporary Cash Investments	669,223	12,897	—
Futures Contracts— Liabilities[1]	(149)	—	—
Forward Currency Contracts—Assets	—	1,971	—
Forward Currency Contracts—Liabilities	—	(28)	—
Total	690,605	13,897,586	—
1 Represents variation margin on the last day of the reporting period.

23

Developed Markets Index Fund

D. At April 30, 2013, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	1,971	1,971
Liabilities	(149)	(28)	(177)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2013, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	8,857	—	8,857
Forward Currency Contracts	—	(2,836)	(2,836)
Realized Net Gain (Loss) on Derivatives	8,857	(2,836)	6,021

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	5,476	—	5,476
Forward Currency Contracts	—	1,765	1,765
Change in Unrealized Appreciation (Depreciation) on Derivatives	5,476	1,765	7,241

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2013	1,173	41,276	1,935
FTSE 100 Index	June 2013	407	40,437	917
Topix Index	June 2013	258	30,909	2,077
S&P ASX 200 Index	June 2013	129	17,301	696

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

24

Developed Markets Index Fund

At April 30, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	6/26/13	EUR	30,516	USD	39,442	805
UBS AG	6/26/13	GBP	25,712	USD	39,055	948
UBS AG	6/25/13	AUD	9,071	USD	9,405	(28)
UBS AG	6/25/13	AUD	7,163	USD	7,308	96
UBS AG	6/18/13	JPY	627,548	USD	6,322	122

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2013, the counterparty had deposited in segregated accounts securities with a value of $1,371,000 in connection with amounts due to the fund for open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2013, the fund realized net foreign currency losses of $3,887,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $17,010,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2013, had unrealized appreciation of $26,657,000 as of October 31, 2012, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2013, the fund realized $55,241,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

25

Developed Markets Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2012, the fund had available capital losses totaling $1,796,886,000 to offset future net capital gains of $1,177,227,000 through October 31, 2016, $585,420,000 through October 31, 2017, and $34,239,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2013, the cost of investment securities for tax purposes was $12,445,411,000. Net unrealized appreciation of investment securities for tax purposes was $2,140,986,000, consisting of unrealized gains of $2,997,663,000 on securities that had risen in value since their purchase and $856,677,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2013, the fund purchased $2,148,214,000 of investment securities and sold $1,766,875,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $190,714,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2013	October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	274,203	27,480	494,252	54,663
Issued in Lieu of Cash Distributions	46,119	4,745	65,924	7,792
Redeemed[1]	(308,400)	(31,068)	(1,999,306)	(221,289)
Net Increase (Decrease)—Investor Shares	11,922	1,157	(1,439,130)	(158,834)
Admiral Shares
Issued	611,806	21,352	1,522,284	59,036
Issued in Lieu of Cash Distributions	53,340	1,908	25,632	1,054
Redeemed[1]	(256,594)	(8,862)	(209,944)	(8,108)
Net Increase (Decrease)—Admiral Shares	408,552	14,398	1,337,972	51,982
Institutional Shares
Issued	1,047,824	105,802	1,676,989	187,845
Issued in Lieu of Cash Distributions	181,090	18,785	161,413	19,239
Redeemed[1]	(1,240,084)	(125,898)	(1,321,943)	(147,542)
Net Increase (Decrease)—Institutional Shares	(11,170)	(1,311)	516,459	59,542
Institutional Plus Shares
Issued	654,049	6,359	1,287,129	13,630
Issued in Lieu of Cash Distributions	117,019	1,165	84,262	964
Redeemed[1]	(518,061)	(5,129)	(961,347)	(10,570)
Net Increase (Decrease)—Institutional Plus Shares	253,007	2,395	410,044	4,024

1 Net of redemption fees for fiscal 2012 of $269,000 (fund total). Effective May 23, 2012, the redemption fee was eliminated.

26

Developed Markets Index Fund

H. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from MSCI EAFE Index to FTSE Developed ex North America Index. The benchmark change was effective on April 17, 2013. The fund’s investment objective has not changed.

27

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

28

Six Months Ended April 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	10/31/2012	4/30/2013	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,166.71	$1.07
Admiral Shares	1,000.00	1,168.07	0.48
Institutional Shares	1,000.00	1,168.20	0.38
Institutional Plus Shares	1,000.00	1,168.13	0.32
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.45	0.35
Institutional Plus Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.06% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

29

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services since the fund began investing directly in stocks in 2009, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since 2009, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

30

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

31

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Developed Markets Index: MSCI EAFE Index through April 16, 2013; FTSE Developed ex North America Index thereafter.

32

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services);
Packard Co. (electronic computer manufacturing),	Director of SKF AB (industrial machinery), the Lumina

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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All comparative mutual fund data are from Lipper Inc. or	or representation either as to the results to be obtained
Morningstar, Inc., unless otherwise noted.	from the Product or the suitability of the Index for the
purpose to which it is being put by Vanguard.
You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q2272 062013

Semiannual Report | April 30, 2013

Vanguard LifeStrategy® Funds

Vanguard LifeStrategy Income Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard LifeStrategy Growth Fund

> For the six months ended April 30, 2013, the returns of the Vanguard LifeStrategy Funds ranged from almost 12% for the LifeStrategy Growth Fund to more than 3% for the LifeStrategy Income Fund.

> Both domestic and international stocks posted strong double-digit results.

> U.S. bonds returned less than 1% as investors turned to stocks in search of higher yields.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
LifeStrategy Income Fund.	8
LifeStrategy Conservative Growth Fund.	16
LifeStrategy Moderate Growth Fund.	24
LifeStrategy Growth Fund.	32
About Your Fund’s Expenses.	40
Glossary.	42

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2013
Total
Returns

Vanguard LifeStrategy Income Fund	3.51%
Income Composite Index	3.55
Income Composite Average	4.65

Vanguard LifeStrategy Conservative Growth Fund	6.18%
Conservative Growth Composite Index	6.22
Conservative Growth Composite Average	7.02

Vanguard LifeStrategy Moderate Growth Fund	8.93%
Moderate Growth Composite Index	8.99
Moderate Growth Composite Average	9.44

Vanguard LifeStrategy Growth Fund	11.65%
Growth Composite Index	11.75
Growth Composite Average	11.89
For a benchmark description, see the Glossary.
Composite Averages: Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

During the six months ended April 30, 2013, stock returns around the world were robust. Although U.S. stocks outperformed their international counterparts by about 2 percentage points, both produced strong double-digit results. The U.S. bond market posted weak returns as investors seeking higher yields seemed to shy away from conservative fixed income investments and turn to stocks.

The stock market’s strong performance boosted all four Vanguard LifeStrategy Funds. Their results ranged from almost 12% for the Growth Fund to nearly 4% for the Income Fund. The remaining two funds, the Moderate Growth Fund and the Conservative Growth Fund, returned close to 9% and slightly more than 6%, respectively. Each of the funds performed in line with its benchmark index but lagged its peer group.

In May, we added Vanguard Total International Bond Index Fund to our four LifeStrategy Funds. The international bond portfolio, which constitutes about 20% of each fund’s fixed income allocation, further diversifies these broad, balanced funds. (See page 5 for more details.) Please note that the funds’ overall allocation to stocks and bonds has not changed.

2

Also, as we previously announced, two of the underlying holdings of the LifeStrategy Funds have adopted new benchmarks. Vanguard Total Stock Market Index Fund has the CRSP US Total Market Index as its new target, and Vanguard Total International Stock Index Fund has moved to the FTSE Global All Cap ex US Index.

Stock market rally proceeded, but not without challenges
Global stocks delivered a vigorous performance, recording positive returns in five of the six months ended April 30. U.S. equities finished strongly with a return of about 15% for the half year.

The S&P 500 Index closed April the same way it had March: by hitting an all-time high amid solid corporate earnings and encouraging economic data. Also following a productive path were international equities, which returned almost 13% for the period, helped by strength in Japan.

Despite the impressive results and relatively low volatility, potential pitfalls seemed to emerge at every turn. Investors continued to worry about economic growth in China and the United States. And the tragic Boston Marathon bombing on April 15 caused anxiety.

Bonds notched slight return as yields remain low
Bonds, which sputtered for most of the half year, finished the period with a bit of a flourish. The broad U.S. taxable bond market returned 0.9% for the six months, with a boost from April’s 1.0% return.

Market Barometer

			Total Returns
		Periods Ended April 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.05%	17.17%	5.49%
Russell 2000 Index (Small-caps)	16.58	17.69	7.27
Russell 3000 Index (Broad U.S. market)	15.16	17.21	5.63
MSCI All Country World Index ex USA (International)	12.78	14.15	-0.84

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.90%	3.68%	5.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.78	5.19	6.09
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.28

CPI
Consumer Price Index	0.52%	1.06%	1.60%

3

The yield of the 10-year U.S. Treasury note closed the period at 1.67%, only a couple of ticks lower than 1.69%, where it began, and lower still than the 1.85% it registered a month earlier. (Bond yields and prices move in opposite directions.)

Municipal bonds returned closer to 2%, with more than half of the gains coming in April. The Federal Reserve’s target for short-term interest rates remained pegged between 0% and 0.25%, which kept a firm leash on returns from money market and savings accounts. In a statement issued May 1, the Fed said it would keep buying $85 billion a month in Treasury bonds and mortgage-backed securities until the job market improves substantially.

Kenneth Volpert, head of our Taxable Bond Group, noted recently that the Fed’s extraordinary actions to stimulate economic growth may have, in effect, pulled what would have been future investment gains into the present. The trade-off, he said, is that once the Fed begins to unwind the stimulus, “future returns are likely to be lower than they otherwise would have been for both bonds and stocks.”

Greater stock exposure equated to higher returns
The Vanguard LifeStrategy Funds are a series of broadly diversified “funds of funds” that can provide a complete portfolio in a single investment. Each

Expense Ratios
Your Fund Compared With Its Peer Group

	Acquired Fund Fees	Peer Group
	and Expenses	Average
LifeStrategy Income Fund	0.14%	0.99%
LifeStrategy Conservative Growth Fund	0.15	1.07
LifeStrategy Moderate Growth Fund	0.16	1.14
LifeStrategy Growth Fund	0.17	1.21

The fund expense figures shown—drawn from the prospectus dated February 28, 2013—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Funds invest. The LifeStrategy Funds do not charge any expenses or fees of their own. For the six months ended April 30, 2013, the annualized acquired fund fees and expenses were 0.13% for the LifeStrategy Income Fund, 0.15% for the LifeStrategy Conservative Growth Fund, 0.16% for the LifeStrategy Moderate Growth Fund, and 0.17% for the LifeStrategy Growth Fund.

Peer groups are the composites listed on page 1. Their expense figures are derived by applying the appropriate allocations to average expense ratios of these mutual fund peer groups: fixed income funds, general equity funds, and international funds. Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2012.

4

of the four funds has a different allocation to the underlying Vanguard funds, thereby offering investors varying levels of exposure to stocks and bonds. The LifeStrategy Growth Fund maintains an allocation of about 80% stocks and 20% bonds, the Moderate Growth Fund about 60% stocks and 40% bonds, the Conservative Growth Fund about 40% stocks and 60% bonds, and the Income Fund about 20% stocks and 80% bonds.

As I mentioned earlier, stocks significantly outperformed bonds during the period as investors grew more optimistic about the economic recovery and became more comfortable taking on risk. The performance of the underlying funds mirrored these broad market trends. Both Vanguard Total Stock Market Index Fund and Vanguard Total International Stock Index Fund posted strong results, returning 15.07% and 12.99%, respectively.

Investment insight

The LifeStrategy Funds add international bond exposure
In May, Vanguard added Vanguard Total International Bond Index Fund to each of the four LifeStrategy Funds, further diversifying them. The new fund seeks to track the
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged),
which represents about 7,000 high-quality bonds from 52 countries.

Each LifeStrategy Fund allocates 20% of its fixed income portfolio to international bonds. Vanguard research has found that a strategic allocation to hedged international bonds substantially broadens a U.S. bond portfolio, which can help further moderate risk. The new fund uses a traditional hedging strategy to help reduce the impact of international currency fluctuations on its holdings.

As you can see in the example below, which uses the LifeStrategy Income Fund, the addition of the international bond fund enhances diversification without changing the funds’ overall stock and bond allocations.

Vanguard LifeStrategy Income Fund
	Previous Allocation	New Allocation
Stocks	20%	20%
Domestic	16	16
International	4	4
Bonds	80%	80%
Domestic	80	64
International	—	16

5

Vanguard Total Bond Market II Index Fund produced a return of 0.82%, a reflection of historically low bond yields and investors’ preference for stocks during the six months. Based on the current environment, our expectations for bond returns in the near future are very modest. Still, we maintain that a mix of stocks and bonds, such as those held by Vanguard LifeStrategy Funds, can potentially smooth out market swings, because stock and bond prices can move in opposite directions. Bonds may suffer price declines as interest rates rise, but earnings reinvested at those higher rates can enhance returns over time.

Results for the LifeStrategy Funds were as you might expect: The higher the fund’s allocation to stocks, the higher its return for the period. The Growth Fund, which has the greatest exposure to U.S. and international stocks, was the group’s best performer, returning 11.65%. The Income Fund, with its heavy weighting in bonds, was the laggard, posting a result of 3.51%. The Moderate Growth Fund and Conservative Growth Fund fell in the middle of the pack, returning 8.93% and 6.18%, respectively.

In saving for your future, right now is always the right time Earlier this year, we marked “America Saves Week,” an annual event aimed at encouraging people to set aside more for their future. I know a week devoted to promoting saving isn’t going to generate a lot of popular excitement or headlines. But it is, without a doubt, a worthy cause.

My view is that you should save more than you think you’ll need, particularly for retirement. How much? The right answer is different for everyone. The Vanguard Center for Retirement Research advises that a good target range is between 12% and 15% of your take-home pay, including any match from a workplace retirement plan. If you can’t afford to save that much today, start where you can and increase your savings as your circumstances allow.

If you do take steps to increase your savings now—before another America Saves Week comes and goes—you’ll thank yourself later. A Vanguard study titled Penny Saved, Penny Earned (available at vanguard.com/research) examined the different levers we use to achieve financial security. Our researchers found that retirement investors looking to improve the odds of reaching their goals are likely to do better by saving more over longer periods than by relying on the possibility of higher portfolio returns.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 3, 2013

6

Your Fund’s Performance at a Glance
October 31, 2012, Through April 30, 2013

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard LifeStrategy Income Fund	$14.73	$14.56	$0.154	$0.514
Vanguard LifeStrategy Conservative Growth
Fund	$17.21	$17.72	$0.192	$0.336
Vanguard LifeStrategy Moderate Growth Fund	$20.84	$21.97	$0.311	$0.367
Vanguard LifeStrategy Growth Fund	$23.36	$25.37	$0.380	$0.266

Target and Actual Asset Allocations
Percentages as of April 30, 2013

		Stocks		Bonds
	Target	Actual	Target	Actual
LifeStrategy Income Fund	20.0%	20.4%	80.0%	79.6%
LifeStrategy Conservative Growth Fund	40.0%	40.4%	60.0%	59.6%
LifeStrategy Moderate Growth Fund	60.0%	60.7%	40.0%	39.3%
LifeStrategy Growth Fund	80.0%	80.2%	20.0%	19.8%

Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equaled 6%, 12%, 18%, and 24% of assets, respectively.

7

LifeStrategy Income Fund

Fund Profile
As of April 30, 2013

Total Fund Characteristics
Ticker Symbol	VASIX
30-Day SEC Yield	1.91%
Acquired Fund Fees and Expenses[1]	0.14%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	79.6%
Vanguard Total Stock Market Index Fund
Investor Shares	14.2%
Vanguard Total International Stock Index
Fund Investor Shares	6.2%

Total Fund Volatility Measures
		Barclays
	Income	Aggregate
	Composite	Bond
	Index	Index
R-Squared	0.98	0.00
Beta	1.05	0.05

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 28, 2013—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Income Fund invests. The LifeStrategy Income Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2013, the annualized acquired fund fees and expenses were 0.13%.

8

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002, Through April 30, 2013

For a benchmark description, see the Glossary.

Note: For 2013, performance data reflect the six months ended April 30, 2013.

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Income Fund	9/30/1994	5.62%	4.58%	3.40%	2.16%	5.56%

See Financial Highlights for dividend and capital gains information.

9

LifeStrategy Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (14.2%)
Vanguard Total Stock Market Index Fund Investor Shares	10,312,824	413,132

International Stock Fund (6.2%)
Vanguard Total International Stock Index Fund Investor Shares	11,280,057	179,578

Bond Fund (79.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	209,937,072	2,307,208
Total Investment Companies (Cost $2,684,608)		2,899,918
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.142% (Cost $1,413)	1,412,711	1,413
Total Investments (100.0%) (Cost $2,686,021)		2,901,331
Other Assets and Liabilities (0.0%)
Other Assets		7,284
Liabilities		(6,986)
		298
Net Assets (100%)
Applicable to 199,356,144 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,901,629
Net Asset Value Per Share		$14.56

At April 30, 2013, net assets consisted of:
		Amount
		($000)
Paid-in Capital		2,671,981
Undistributed Net Investment Income		4,274
Accumulated Net Realized Gains		10,064
Unrealized Appreciation (Depreciation)		215,310
Net Assets		2,901,629

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

10

LifeStrategy Income Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Income Distributions Received	29,264
Net Investment Income—Note B	29,264
Realized Net Gain (Loss)
Capital Gain Distributions Received	12,335
Investment Securities Sold	3,175
Realized Net Gain (Loss)	15,510
Change in Unrealized Appreciation (Depreciation) of Investment Securities	51,669
Net Increase (Decrease) in Net Assets Resulting from Operations	96,443

See accompanying Notes, which are an integral part of the Financial Statements.

11

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,264	62,960
Realized Net Gain (Loss)	15,510	120,580
Change in Unrealized Appreciation (Depreciation)	51,669	(24,626)
Net Increase (Decrease) in Net Assets Resulting from Operations	96,443	158,914
Distributions
Net Investment Income	(29,611)	(62,712)
Realized Capital Gain[1]	(96,843)	(15,963)
Total Distributions	(126,454)	(78,675)
Capital Share Transactions
Issued	385,093	677,994
Issued in Lieu of Cash Distributions	120,290	74,104
Redeemed	(323,825)	(483,851)
Net Increase (Decrease) from Capital Share Transactions	181,558	268,247
Total Increase (Decrease)	151,547	348,486
Net Assets
Beginning of Period	2,750,082	2,401,596
End of Period[2]	2,901,629	2,750,082

1 Includes fiscal 2013 and 2012 short-term gain distributions totaling $11,681,000 and $7,983,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $4,274,000 and $4,621,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

LifeStrategy Income Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.73	$14.28	$14.15	$13.20	$12.13	$14.44
Investment Operations
Net Investment Income	.150	.353	.357	.388	.440	.555
Capital Gain Distributions Received	.064	.116	.059	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.284	.429	.109	.954	1.081	(2.266)
Total from Investment Operations	.498	.898	.525	1.342	1.521	(1.711)
Distributions
Dividends from Net Investment Income	(.154)	(.354)	(.361)	(.392)	(.451)	(.570)
Distributions from Realized Capital Gains	(.514)	(.094)	(.034)	—	—	(.029)
Total Distributions	(.668)	(.448)	(.395)	(.392)	(.451)	(.599)
Net Asset Value, End of Period	$14.56	$14.73	$14.28	$14.15	$13.20	$12.13

Total Return[1]	3.51%	6.41%	3.77%	10.32%	12.83%	-12.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,902	$2,750	$2,402	$2,251	$1,784	$1,642
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.14%	0.18%	0.18%	0.23%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.45%	2.52%	2.89%	3.55%	4.00%
Portfolio Turnover Rate	5%	8%[2]	43%[3]	9%	27% [4]	22%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and bonds received in connection with a change in the fund’s bond investments from Vanguard Short-Term Investment-Grade Fund to individual bonds because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

13

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2013, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

14

LifeStrategy Income Fund

At April 30, 2013, the cost of investment securities for tax purposes was $2,686,021,000. Net unrealized appreciation of investment securities for tax purposes was $215,310,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2013, the fund purchased $173,916,000 of investment securities and sold $71,749,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2013	October 31, 2012
	Shares	Shares
	(000)	(000)
Issued	26,633	46,801
Issued in Lieu of Cash Distributions	8,461	5,160
Redeemed	(22,423)	(33,439)
Net Increase (Decrease) in Shares Outstanding	12,671	18,522

G. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

In February 2013, Vanguard announced plans to reallocate 20% of the fund’s fixed income exposure to foreign bonds, through an investment in Vanguard Total International Bond Index Fund. The reallocation was completed in May 2013. The fund’s overall fixed income allocation and its strategic asset allocation have not changed.

15

LifeStrategy Conservative Growth Fund

Fund Profile
As of April 30, 2013

Total Fund Characteristics
Ticker Symbol	VSCGX
30-Day SEC Yield	1.94%
Acquired Fund Fees and Expenses[1]	0.15%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	59.6%
Vanguard Total Stock Market Index Fund
Investor Shares	28.2%
Vanguard Total International Stock Index
Fund Investor Shares	12.2%

Total Fund Volatility Measures
		DJ U.S.
	Conservative	Total
	Growth	Market
	Composite	FA
	Index	Index
R-Squared	0.99	0.93
Beta	1.03	0.40

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 28, 2013—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Conservative Growth Fund invests. The LifeStrategy Conservative Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2013, the annualized acquired fund fees and expenses were 0.15%.

16

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002, Through April 30, 2013

For a benchmark description, see the Glossary.

Note: For 2013, performance data reflect the six months ended April 30, 2013.

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Conservative
Growth Fund	9/30/1994	7.45%	4.58%	3.02%	3.56%	6.58%

See Financial Highlights for dividend and capital gains information.

17

LifeStrategy Conservative Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (28.2%)
Vanguard Total Stock Market Index Fund Investor Shares	56,912,062	2,279,897

International Stock Fund (12.2%)
Vanguard Total International Stock Index Fund Investor Shares	62,196,371	990,166

Bond Fund (59.6%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	438,473,591	4,818,825
Total Investment Companies (Cost $6,908,365)		8,088,888
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.142% (Cost $1,321)	1,321,000	1,321
Total Investments (100.0%) (Cost $6,909,686)		8,090,209
Other Assets and Liabilities (0.0%)
Other Assets		17,063
Liabilities		(14,637)
		2,426
Net Assets (100%)
Applicable to 456,713,592 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,092,635
Net Asset Value Per Share		$17.72

At April 30, 2013, net assets consisted of:
		Amount
		($000)
Paid-in Capital		6,882,008
Undistributed Net Investment Income		8,950
Accumulated Net Realized Gains		21,154
Unrealized Appreciation (Depreciation)		1,180,523
Net Assets		8,092,635

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

18

LifeStrategy Conservative Growth Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Income Distributions Received	84,023
Net Investment Income—Note B	84,023
Realized Net Gain (Loss)
Capital Gain Distributions Received	24,926
Investment Securities Sold	7,417
Realized Net Gain (Loss)	32,343
Change in Unrealized Appreciation (Depreciation) of Investment Securities	346,177
Net Increase (Decrease) in Net Assets Resulting from Operations	462,543

See accompanying Notes, which are an integral part of the Financial Statements.

19

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	84,023	173,313
Realized Net Gain (Loss)	32,343	265,601
Change in Unrealized Appreciation (Depreciation)	346,177	84,431
Net Increase (Decrease) in Net Assets Resulting from Operations	462,543	523,345
Distributions
Net Investment Income	(84,301)	(172,618)
Realized Capital Gain[1]	(144,759)	(16,851)
Total Distributions	(229,060)	(189,469)
Capital Share Transactions
Issued	846,839	1,502,772
Issued in Lieu of Cash Distributions	223,257	183,865
Redeemed	(569,699)	(1,214,826)
Net Increase (Decrease) from Capital Share Transactions	500,397	471,811
Total Increase (Decrease)	733,880	805,687
Net Assets
Beginning of Period	7,358,755	6,553,068
End of Period[2]	8,092,635	7,358,755

1 Includes fiscal 2013 and 2012 short-term gain distributions totaling $13,355,000 and $16,851,000 respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $8,950,000 and $9,228,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

LifeStrategy Conservative Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.21	$16.40	$16.20	$14.81	$13.46	$17.61
Investment Operations
Net Investment Income	.190	.421	.374	.406	.439	.568
Capital Gain Distributions Received	.056	.101	.049	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.792	.750	.179	1.392	1.359	(4.116)
Total from Investment Operations	1.038	1.272	.602	1.798	1.798	(3.548)
Distributions
Dividends from Net Investment Income	(.192)	(.420)	(.378)	(.408)	(.448)	(.592)
Distributions from Realized Capital Gains	(.336)	(.042)	(.024)	—	—	(.010)
Total Distributions	(.528)	(.462)	(.402)	(.408)	(.448)	(.602)
Net Asset Value, End of Period	$17.72	$17.21	$16.40	$16.20	$14.81	$13.46

Total Return[1]	6.18%	7.88%	3.74%	12.30%	13.72%	-20.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,093	$7,359	$6,553	$6,316	$5,487	$4,843
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.19%	0.19%	0.24%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.21%	2.51%	2.27%	2.63%	3.23%	3.52%
Portfolio Turnover Rate	7%	15%[2]	46%[3]	15%	29%[4]	22%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and bonds received in connection with a change in the fund’s bond investments from Vanguard Short-Term Investment-Grade Fund to individual bonds because those transactions were effected in kind and did not cause the fund to incur transaction costs.
4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

21

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2013, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

22

LifeStrategy Conservative Growth Fund

At April 30, 2013, the cost of investment securities for tax purposes was $6,909,686,000. Net unrealized appreciation of investment securities for tax purposes was $1,180,523,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2013, the fund purchased $641,226,000 of investment securities and sold $262,385,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2013	October 31, 2012
	Shares	Shares
	(000)	(000)
Issued	48,884	89,306
Issued in Lieu of Cash Distributions	13,159	11,023
Redeemed	(32,893)	(72,369)
Net Increase (Decrease) in Shares Outstanding	29,150	27,960

G. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

In February 2013, Vanguard announced plans to reallocate 20% of the fund’s fixed income exposure to foreign bonds, through an investment in Vanguard Total International Bond Index Fund. The reallocation was completed in May 2013. The fund’s overall fixed income allocation and its strategic asset allocation have not changed.

23

LifeStrategy Moderate Growth Fund

Fund Profile
As of April 30, 2013

Total Fund Characteristics
Ticker Symbol	VSMGX
30-Day SEC Yield	1.98%
Acquired Fund Fees and Expenses[1]	0.16%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	42.3%
Vanguard Total Bond Market II Index Fund
Investor Shares	39.3%
Vanguard Total International Stock Index
Fund Investor Shares	18.4%

Total Fund Volatility Measures
		DJ U.S.
	Moderate	Total
	Growth	Market
	Composite	FA
	Index	Index
R-Squared	1.00	0.97
Beta	1.03	0.61

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 28, 2013—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Moderate Growth Fund invests. The LifeStrategy Moderate Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2013, the annualized acquired fund fees and expenses were 0.16%.

24

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002, Through April 30, 2013

For a benchmark description, see the Glossary.

Note: For 2013, performance data reflect the six months ended April 30, 2013.

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Moderate
Growth Fund	9/30/1994	9.26%	4.65%	2.71%	5.00%	7.71%

See Financial Highlights for dividend and capital gains information.

25

LifeStrategy Moderate Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (42.3%)
Vanguard Total Stock Market Index Fund Investor Shares	103,148,801	4,132,141

International Stock Fund (18.4%)
Vanguard Total International Stock Index Fund Investor Shares	112,950,910	1,798,178

Bond Fund (39.4%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	349,598,627	3,842,089
Total Investment Companies (Cost $7,500,880)		9,772,408
Other Assets and Liabilities (-0.1%)
Other Assets		12,016
Liabilities		(17,743)
		(5,727)
Net Assets (100%)
Applicable to 444,561,764 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		9,766,681
Net Asset Value Per Share		$21.97

At April 30, 2013, net assets consisted of:
		Amount
		($000)
Paid-in Capital		7,434,384
Undistributed Net Investment Income		45,042
Accumulated Net Realized Gains		15,727
Unrealized Appreciation (Depreciation)		2,271,528
Net Assets		9,766,681

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
See accompanying Notes, which are an integral part of the Financial Statements.

26

LifeStrategy Moderate Growth Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Income Distributions Received	105,234
Net Investment Income—Note B	105,234
Realized Net Gain (Loss)
Capital Gain Distributions Received	19,668
Investment Securities Sold	5,755
Realized Net Gain (Loss)	25,423
Change in Unrealized Appreciation (Depreciation) of Investment Securities	655,910
Net Increase (Decrease) in Net Assets Resulting from Operations	786,567

See accompanying Notes, which are an integral part of the Financial Statements.

27

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	105,234	215,324
Realized Net Gain (Loss)	25,423	290,921
Change in Unrealized Appreciation (Depreciation)	655,910	232,699
Net Increase (Decrease) in Net Assets Resulting from Operations	786,567	738,944
Distributions
Net Investment Income	(130,513)	(182,905)
Realized Capital Gain[1]	(154,014)	(12,345)
Total Distributions	(284,527)	(195,250)
Capital Share Transactions
Issued	994,479	1,582,811
Issued in Lieu of Cash Distributions	279,422	191,361
Redeemed	(795,402)	(1,630,076)
Net Increase (Decrease) from Capital Share Transactions	478,499	144,096
Total Increase (Decrease)	980,539	687,790
Net Assets
Beginning of Period	8,786,142	8,098,352
End of Period[2]	9,766,681	8,786,142

1 Includes fiscal 2013 and 2012 short-term gain distributions totaling $10,911,000 and $12,345,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $45,042,000 and $70,321,000.

See accompanying Notes, which are an integral part of the Financial Statements.

28

LifeStrategy Moderate Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$20.84	$19.54	$19.22	$17.16	$15.56	$22.21
Investment Operations
Net Investment Income	.245	.515	.406	.431	.450	.607
Capital Gain Distributions Received	.045	.081	.042	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.518	1.173	.350	2.023	1.632	(6.606)
Total from Investment Operations	1.808	1.769	.798	2.454	2.082	(5.999)
Distributions
Dividends from Net Investment Income	(.311)	(.439)	(.448)	(.394)	(.482)	(.627)
Distributions from Realized Capital Gains	(.367)	(.030)	(.030)	—	—	(.024)
Total Distributions	(.678)	(.469)	(.478)	(.394)	(.482)	(.651)
Net Asset Value, End of Period	$21.97	$20.84	$19.54	$19.22	$17.16	$15.56

Total Return[1]	8.93%	9.25%	4.14%	14.50%	13.82%	-27.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,767	$8,786	$8,098	$8,049	$7,626	$7,408
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.16%	0.16%	0.19%	0.19%	0.23%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.32%	2.56%	2.05%	2.37%	2.89%	2.98%
Portfolio Turnover Rate	8%	15%[2]	32%	17%	25%[3]	18%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

29

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2013, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

30

LifeStrategy Moderate Growth Fund

At April 30, 2013, the cost of investment securities for tax purposes was $7,500,880,000. Net unrealized appreciation of investment securities for tax purposes was $2,271,528,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2013, the fund purchased $691,334,000 of investment securities and sold $374,019,000 of investment securities, other than U.S. government securities and temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2013	October 31, 2012
	Shares	Shares
	(000)	(000)
Issued	46,927	78,549
Issued in Lieu of Cash Distributions	13,704	9,879
Redeemed	(37,666)	(81,209)
Net Increase (Decrease) in Shares Outstanding	22,965	7,219

G. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

In February 2013, Vanguard announced plans to reallocate 20% of the fund’s fixed income exposure to foreign bonds, through an investment in Vanguard Total International Bond Index Fund. The reallocation was completed in May 2013. The fund’s overall fixed income allocation and its strategic asset allocation have not changed.

31

LifeStrategy Growth Fund

Fund Profile
As of April 30, 2013

Total Fund Characteristics
Ticker Symbol	VASGX
30-Day SEC Yield	2.02%
Acquired Fund Fees and Expenses[1]	0.17%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	56.0%
Vanguard Total International Stock Index
Fund Investor Shares	24.2%
Vanguard Total Bond Market II Index Fund
Investor Shares	19.8%

Total Fund Volatility Measures
		DJ U.S.
		Total
	Growth	Market
	Composite	FA
	Index	Index
R-Squared	1.00	0.98
Beta	1.02	0.83

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 28, 2013—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Growth Fund invests. The LifeStrategy Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2013, the annualized acquired fund fees and expenses were 0.17%.

32

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002, Through April 30, 2013

For a benchmark description, see the Glossary.

Note: For 2013, performance data reflect the six months ended April 30, 2013.

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Growth Fund	9/30/1994	10.93%	4.17%	2.30%	6.15%	8.45%

See Financial Highlights for dividend and capital gains information.

33

LifeStrategy Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (55.9%)
Vanguard Total Stock Market Index Fund Investor Shares	123,141,039	4,933,030

International Stock Fund (24.3%)
Vanguard Total International Stock Index Fund Investor Shares	134,311,794	2,138,244

Bond Fund (19.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	158,916,585	1,746,493
Total Investment Companies (Cost $6,435,785)		8,817,767
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.142% (Cost $250)	249,775	250
Total Investments (100.0%) (Cost $6,436,035)		8,818,017
Other Assets and Liabilities (0.0%)
Other Assets		7,909
Liabilities		(7,099)
		810
Net Assets (100%)
Applicable to 347,567,021 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,818,827
Net Asset Value Per Share		$25.37

At April 30, 2013, net assets consisted of:
		Amount
		($000)
Paid-in Capital		6,395,007
Undistributed Net Investment Income		35,982
Accumulated Net Realized Gains		5,856
Unrealized Appreciation (Depreciation)		2,381,982
Net Assets		8,818,827

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

34

LifeStrategy Growth Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Income Distributions Received	98,599
Net Investment Income—Note B	98,599
Realized Net Gain (Loss)
Capital Gain Distributions Received	8,780
Investment Securities Sold	2,651
Realized Net Gain (Loss)	11,431
Change in Unrealized Appreciation (Depreciation) of Investment Securities	802,523
Net Increase (Decrease) in Net Assets Resulting from Operations	912,553

See accompanying Notes, which are an integral part of the Financial Statements.

35

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	98,599	198,472
Realized Net Gain (Loss)	11,431	164,940
Change in Unrealized Appreciation (Depreciation)	802,523	389,933
Net Increase (Decrease) in Net Assets Resulting from Operations	912,553	753,345
Distributions
Net Investment Income	(126,436)	(159,047)
Realized Capital Gain[1]	(88,505)	(5,764)
Total Distributions	(214,941)	(164,811)
Capital Share Transactions
Issued	675,689	991,005
Issued in Lieu of Cash Distributions	211,718	162,325
Redeemed	(565,065)	(1,313,781)
Net Increase (Decrease) from Capital Share Transactions	322,342	(160,451)
Total Increase (Decrease)	1,019,954	428,083
Net Assets
Beginning of Period	7,798,873	7,370,790
End of Period[2]	8,818,827	7,798,873

1 Includes fiscal 2013 and 2012 short-term gain distributions totaling $4,658,000 and $5,764,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $35,982,000 and $63,819,000.

See accompanying Notes, which are an integral part of the Financial Statements.

36

LifeStrategy Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$23.36	$21.61	$21.28	$18.66	$16.86	$26.56
Investment Operations
Net Investment Income	.293	.587	.401	.417	.423	.571
Capital Gain Distributions Received	.025	.045	.018	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.338	1.603	.364	2.573	1.818	(9.690)
Total from Investment Operations	2.656	2.235	.783	2.990	2.241	(9.119)
Distributions
Dividends from Net Investment Income	(.380)	(.468)	(.444)	(.370)	(.441)	(.581)
Distributions from Realized Capital Gains	(.266)	(.017)	(.009)	—	—	—
Total Distributions	(.646)	(.485)	(.453)	(.370)	(.441)	(.581)
Net Asset Value, End of Period	$25.37	$23.36	$21.61	$21.28	$18.66	$16.86

Total Return[1]	11.65%	10.56%	3.63%	16.21%	13.74%	-34.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,819	$7,799	$7,371	$7,431	$6,621	$6,267
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.17%	0.17%	0.20%	0.20%	0.23%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.42%	2.61%	1.79%	2.09%	2.57%	2.47%
Portfolio Turnover Rate	6%	10%[2]	22%	11%	12%[3]	10%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

37

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2013, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

38

LifeStrategy Growth Fund

At April 30, 2013, the cost of investment securities for tax purposes was $6,436,035,000. Net unrealized appreciation of investment securities for tax purposes was $2,381,982,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2013, the fund purchased $449,688,000 of investment securities and sold $233,884,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2013	October 31, 2012
	Shares	Shares
	(000)	(000)
Issued	27,944	44,127
Issued in Lieu of Cash Distributions	9,189	7,599
Redeemed	(23,462)	(58,844)
Net Increase (Decrease) in Shares Outstanding	13,671	(7,118)

G. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

In February 2013, Vanguard announced plans to reallocate 20% of the fund’s fixed income exposure to foreign bonds, through an investment in Vanguard Total International Bond Index Fund. The reallocation was completed in May 2013. The fund’s overall fixed income allocation and its strategic asset allocation have not changed.

39

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

40

Six Months Ended April 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2012	4/30/2013	Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,035.09	$0.66
LifeStrategy Conservative Growth Fund	$1,000.00	$1,061.80	$0.77
LifeStrategy Moderate Growth Fund	$1,000.00	$1,089.28	$0.83
LifeStrategy Growth Fund	$1,000.00	$1,116.50	$0.89
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.15	$0.65
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.05	$0.75
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.00	$0.80
LifeStrategy Growth Fund	$1,000.00	$1,023.95	$0.85

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.13%, 0.15%, 0.16%, and 0.17%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

41

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Benchmark Information

Conservative Growth Composite Average: Weighted 40% fixed income funds average, 28% general equity funds average, 20% money market funds average, and 12% international funds average.

Derived from data provided by Lipper Inc.

42

Conservative Growth Composite Index: Weighted 48% Barclays U.S. Aggregate Float Adjusted Index, 28% CRSP US Total Market Index, 12% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 12% FTSE Global All Cap ex US Index as of June 3, 2013. In prior periods, the composite was 60% Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, and 12% MSCI ACWI ex USA IMI Index through June 2, 2013; 40% Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, 20% Barclays U.S. 1-3 Year Credit Bond Index, and 12% MSCI ACWI ex USA IMI Index through November 30, 2011; 40% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 35% MSCI US Broad Market Index, 20% Barclays U.S. 1-3 Year Credit Bond Index, and 5% MSCI EAFE Index through December 15, 2010; 40% Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Barclays U.S. 1-3 Year Credit Bond Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Citigroup 3-Month Treasury Bill Index, and 5% MSCI EAFE Index through August 31, 2003. International stock benchmark returns are adjusted for withholding taxes.

Growth Composite Average: Weighted 56% general equity funds average, 24% international funds average, and 20% fixed income funds average. Derived from data provided by Lipper Inc.

Growth Composite Index: Weighted 56% CRSP US Total Market Index, 24% FTSE Global All Cap ex US Index, 16% Barclays U.S. Aggregate Float Adjusted Index, and 4% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index as of June 3, 2013. In prior periods, the composite was 56% MSCI US Broad Market Index, 24% MSCI ACWI ex USA IMI Index, and 20% Barclays U.S. Aggregate Float Adjusted Index through June 2, 2013; 65% MSCI US Broad Market Index, 20% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 15% MSCI EAFE Index through December 15, 2010; and 65% Dow Jones U.S. Total Stock Market Index, 20% Barclays U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005. International stock benchmark returns are adjusted for withholding taxes.

Income Composite Average: Weighted 60% fixed income funds average, 20% money market funds average, 14% general equity funds average, and 6% international funds average. Derived from data provided by Lipper Inc.

43

Income Composite Index: Weighted 64% Barclays U.S. Aggregate Float Adjusted Index, 16% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 14% CRSP US Total Market Index, and 6% FTSE Global All Cap ex US Index as of June 3, 2013. In prior periods, the composite was 80% Barclays U.S. Aggregate Float Adjusted Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through June 2, 2013; 60% Barclays U.S. Aggregate Float Adjusted Index, 20% Barclays U.S. 1-3 Year Credit Bond Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through November 30, 2011; 60% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 20% MSCI US Broad Market Index, and 20% Barclays U.S. 1-3 Year Credit Bond Index through December 15, 2010; 60% Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Barclays U.S. 1-3 Year Credit Bond Index through April 22, 2005; and 60% Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Citigroup 3-Month Treasury Bill Index through August 31, 2003. International stock benchmark returns are adjusted for withholding taxes.

Moderate Growth Composite Average: Weighted 42% general equity funds average, 40% fixed income funds average, and 18% international funds average. Derived from data provided by Lipper Inc.

Moderate Growth Composite Index: Weighted 42% CRSP US Total Market Index, 32% Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, and 8% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index as of June 3, 2013. In prior periods, the composite was 42% MSCI US Broad Market Index, 40% Barclays U.S. Aggregate Float Adjusted Index, and 18% MSCI ACWI ex USA IMI Index through June 2, 2013; 50% MSCI US Broad Market Index, 40% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 10% MSCI EAFE Index through December 15, 2010; and 50% Dow Jones U.S. Total Stock Market Index, 40% Barclays U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005. International stock benchmark returns are adjusted for withholding taxes.

44

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services);
Packard Co. (electronic computer manufacturing),	Director of SKF AB (industrial machinery), the Lumina

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q882 062013

Semiannual Report | April 30, 2013

Vanguard STAR® Fund

> For the six months ended April 30, 2013, Vanguard STAR Fund returned 9.96%, benefiting from a global stock market rally.

> The fund slightly outpaced its comparative standards on the strength of impressive returns from its underlying stock funds.

> Bonds generally had modest returns, and their prospects look no more promising, but they continue to provide valuable diversification benefits.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	16
Trustees Approve Advisory Arrangement.	18
Glossary.	19

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2013
Total
Returns
Vanguard STAR Fund	9.96%
STAR Composite Index	9.32
STAR Composite Average	9.56
For a benchmark description, see the Glossary.
STAR Composite Average: Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
October 31, 2012, Through April 30, 2013

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard STAR Fund	$20.62	$22.32	$0.303	$0.024

1

Chairman’s Letter

Dear Shareholder,

Vanguard STAR Fund returned 9.96% for the six months ended April 30. The solid result reflected double-digit returns from the roughly 63% of assets invested in Vanguard stock funds and modest but positive returns from the approximately 37% invested in Vanguard bond funds.

On balance, the underlying Vanguard funds surpassed their relevant market indexes. Vanguard STAR Fund edged past both of its benchmarks—composite measures consisting of market index and peer-group returns weighted in proportions similar to STAR’s asset allocation.

Stock market rally proceeded, but not without challenges
Global stocks delivered a vigorous performance, recording positive returns in five of the six months ended April 30. U.S. equities finished strongly with a return of about 15% for the half year.

The S&P 500 Index closed April the same way it had March: by hitting an all-time high amid solid corporate earnings and signs of renewed investor confidence. Also following a productive path were international equities, which returned almost 13% for the period, helped by strength in Japan.

Despite the impressive results, potential pitfalls seemed to emerge at every turn. Investors continued to worry about economic growth in China

2

and the United States. And the deadly Boston Marathon bombing on April 15 triggered market anxiety.

Bonds notched a slight return as yields remained low
Bonds, which sputtered for most of the half year, finished the period with a bit of a flourish. The broad U.S. taxable bond market returned 0.9% for the six months, with a boost from April’s 1.0% return. The yield of the 10-year U.S. Treasury note closed the period at 1.67%, only a couple of ticks lower than 1.69%, where it began. (Bond yields and prices move in opposite directions.)

Municipal bonds returned closer to 2%, with more than half of the gains coming in April. The Federal Reserve’s target for short-term interest rates remained pegged between 0% and 0.25%, which kept a tight lid on returns from money market and savings accounts. In a statement issued May 1, the Fed said it would keep buying $85 billion a month in Treasury bonds and mortgage-backed securities until the job market improves substantially.

Kenneth Volpert, head of our Taxable Bond Group, noted recently that the Fed’s extraordinary actions to stimulate economic growth may have, in effect, pulled what would have been future investment gains into the present. The trade-off, he said, is that once the Fed begins to unwind the stimulus, “future returns are likely to be lower than they otherwise would have been for both bonds and stocks.”

Market Barometer

			Total Returns
		Periods Ended April 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.05%	17.17%	5.49%
Russell 2000 Index (Small-caps)	16.58	17.69	7.27
Russell 3000 Index (Broad U.S. market)	15.16	17.21	5.63
MSCI All Country World Index ex USA (International)	12.78	14.15	-0.84

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.90%	3.68%	5.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.78	5.19	6.09
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.28

CPI
Consumer Price Index	0.52%	1.06%	1.60%

3

STAR’s stock funds took advantage of favorable markets
Vanguard STAR Fund invests in 11 actively managed Vanguard stock and bond funds. Together, these funds encapsulate our core investment principles, relying on a balance between stocks and bonds, global diversification, low costs, and a disciplined long-term approach to help investors reach their goals. Since its 1985 inception, Vanguard STAR Fund has produced an average annual return of 9.73%.

During the past six months, the fund’s return was, coincidentally, in the same neighborhood. All of its stock funds delivered double-digit returns. Six outpaced their peer groups, and four posted higher returns than the broad U.S. and international stock indexes.

Standouts for the six-month period included Vanguard WindsorTM Fund and Vanguard PRIMECAP Fund. Each of those funds takes a distinctive approach in searching for superior investments. Windsor tends to focus on stocks whose prices suggest that investors are overly pessimistic about them. PRIMECAP favors faster-growing sectors such as health care and technology. Its advisor looks for companies that stand to benefit from demographic and economic factors not yet appreciated by investors at large. Both funds are willing to weight certain stocks or sectors heavily, according to their advisors’convictions.

Expense Ratios Your Fund Compared With Its Peer Group

	Acquired Fund Fees	Peer Group
	and Expenses	Average
STAR Fund	0.34%	1.14%

The acquired fund fees and expenses—drawn from the prospectus dated February 28, 2013—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2013, the annualized acquired fund fees and expenses were 0.34%.

The peer group is the STAR Composite Average, which is derived by weighting the average expense ratios of the following mutual fund groups: general equity funds (43.75%), fixed income funds (25%), 1–5 year investment-grade funds (12.5%), and international funds (18.75%). Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2012.

4

A relative weak spot was Vanguard Windsor II Fund, STAR’s largest holding. That fund returned a bit less than its market index and peer group after setbacks in some of its tech stocks.

On an absolute basis, however, its 14.36% return was rewarding.

The returns of the underlying bond funds were solid compared with those of their indexes and peer groups but modest in absolute terms. “Modest” is about the best we can expect from them over the next few years. Bond returns are a function of bond yields, which today hover near all-time lows. In our view, however, the strong returns of stocks and the underwhelming prospects for bonds are not reasons to make dramatic changes in your asset allocation.

The wisdom of rebalancing holds true as stocks climb
More than four years have passed since the U.S. stock market began an impressive recovery from the depths of the 2008–2009 global financial crisis. The S&P 500 Index has gone from a low of 677 on March 9, 2009, to a close of 1,598 on April 30, 2013, a cumulative total return (including dividends) of 158%. International stock markets, while not back to peak levels, have also posted impressive rebounds. Such a strong recovery is, of course, a welcome development that few would have predicted four years ago. And investors who had the discipline to maintain their stock allocation as part of a balanced, diversified portfolio have been able to more than recoup their crisis-era losses.

Underlying Funds: Allocations and Returns Six Months Ended April 30, 2013

	Percentage of
Vanguard Fund	STAR Fund Assets	Total Returns
Vanguard Windsor II Fund Investor Shares	14.3%	14.36%
Vanguard Long-Term Investment-Grade Fund
Investor Shares	12.7	1.80
Vanguard GNMA Fund Investor Shares	12.3	0.85
Vanguard Short-Term Investment-Grade Fund
Investor Shares	12.2	1.07
Vanguard International Value Fund	9.4	15.05
Vanguard International Growth Fund Investor
Shares	9.3	12.16
Vanguard Windsor Fund Investor Shares	7.7	17.90
Vanguard PRIMECAP Fund Investor Shares	6.2	21.08
Vanguard Morgan Growth Fund Investor Shares	6.1	13.80
Vanguard U.S. Growth Fund Investor Shares	6.0	14.09
Vanguard Explorer Fund Investor Shares	3.8	19.08
Combined	100.0%	9.96%

5

Discipline is just as important in good times as it is in bad. At Vanguard, we have long counseled investors to “stay the course”—to maintain a long-term commitment to a sensible portfolio. But staying the course doesn’t necessarily mean your portfolio won’t need attention.

Over time, returns will shift the weighting of stocks and bonds in a portfolio, and its asset mix may become more aggressive than originally planned. To manage this risk, investors should periodically consider rebalancing, or adjusting their asset allocation to bring it back to its target.

I realize that it’s not easy to contemplate rebalancing when stocks have surged and the expectations for bond returns are modest. A great benefit of Vanguard STAR Fund and other “all-in-one” balanced funds is that they relieve investors of the need to take action. The funds rebalance automatically, allowing investors to take advantage of this time-tested risk-management strategy while avoiding the emotional obstacles that can prevent us from doing so.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2013

6

STAR Fund

Fund Profile
As of April 30, 2013

Total Fund Characteristics
Ticker Symbol	VGSTX
30-Day SEC Yield	2.02%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Vanguard Funds
Vanguard Windsor II Fund Investor Shares	14.3%
Vanguard Long-Term Investment-Grade
Fund Investor Shares	12.7
Vanguard GNMA Fund Investor Shares	12.3
Vanguard Short-Term Investment-Grade
Fund Investor Shares	12.2
Vanguard International Value Fund	9.4
Vanguard International Growth Fund
Investor Shares	9.3
Vanguard Windsor Fund Investor Shares	7.7
Vanguard PRIMECAP Fund Investor
Shares	6.2
Vanguard Morgan Growth Fund Investor
Shares	6.1
Vanguard U.S. Growth Fund Investor
Shares	6.0
Vanguard Explorer Fund Investor Shares	3.8

Total Fund Volatility Measures
		DJ U.S.
		Total
	STAR	Market
	Composite	FA
	Index	Index
R-Squared	1.00	0.96
Beta	1.04	0.66

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 28, 2013—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2013, the annualized acquired fund fees and expenses were 0.34%.

7

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002, Through April 30, 2013

For a benchmark description, see the Glossary.

Note: For 2013, performance data reflect the six months ended April 30, 2013.

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
STAR Fund	3/29/1985	10.00%	6.10%	2.82%	5.61%	8.43%

See Financial Highlights for dividend and capital gains information.

8

STAR Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.0%)
Vanguard Windsor II Fund Investor Shares	69,787,465	2,311,361
Vanguard Windsor Fund Investor Shares	73,037,235	1,247,476
Vanguard PRIMECAP Fund Investor Shares	12,344,093	1,003,204
Vanguard Morgan Growth Fund Investor Shares	44,660,408	983,869
Vanguard U.S. Growth Fund Investor Shares	41,345,516	968,312
Vanguard Explorer Fund Investor Shares	6,849,092	616,213
		7,130,435
International Stock Funds (18.8%)
Vanguard International Value Fund	45,793,959	1,529,060
Vanguard International Growth Fund Investor Shares	74,082,707	1,512,028
		3,041,088
Bond Funds (37.2%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	187,382,437	2,053,712
Vanguard GNMA Fund Investor Shares	182,624,357	1,990,605
Vanguard Short-Term Investment-Grade Fund Investor Shares	182,808,819	1,979,820
		6,024,137
Total Investment Companies (Cost $11,315,960)		16,195,660
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.142% (Cost $80)	80,006	80
Total Investments (100.0%) (Cost $11,316,040)		16,195,740
Other Assets and Liabilities (0.0%)
Other Assets		19,199
Liabilities		(19,982)
		(783)
Net Assets (100%)
Applicable to 725,454,627 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		16,194,957
Net Asset Value Per Share		$22.32

9

STAR Fund

At April 30, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	11,357,694
Undistributed Net Investment Income	54,158
Accumulated Net Realized Losses	(96,595)
Unrealized Appreciation (Depreciation)	4,879,700
Net Assets	16,194,957

See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

10

STAR Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Income Distributions Received	211,699
Net Investment Income—Note B	211,699
Realized Net Gain (Loss)
Capital Gain Distributions Received	77,200
Investment Securities Sold	54,114
Realized Net Gain (Loss)	131,314
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,127,422
Net Increase (Decrease) in Net Assets Resulting from Operations	1,470,435

See accompanying Notes, which are an integral part of the Financial Statements.

11

STAR Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	211,699	325,689
Realized Net Gain (Loss)	131,314	161,543
Change in Unrealized Appreciation (Depreciation)	1,127,422	852,820
Net Increase (Decrease) in Net Assets Resulting from Operations	1,470,435	1,340,052
Distributions
Net Investment Income	(215,720)	(333,955)
Realized Capital Gain[1]	(17,087)	(17,863)
Total Distributions	(232,807)	(351,818)
Capital Share Transactions
Issued	768,133	995,655
Issued in Lieu of Cash Distributions	223,989	338,746
Redeemed	(793,296)	(1,447,256)
Net Increase (Decrease) from Capital Share Transactions	198,826	(112,855)
Total Increase (Decrease)	1,436,454	875,379
Net Assets
Beginning of Period	14,758,503	13,883,124
End of Period[2]	16,194,957	14,758,503

1 Includes fiscal 2013 and 2012 short-term gain distributions totaling $17,087,000 and $17,863,000 respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $54,158,000 and $58,179,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

STAR Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$20.62	$19.25	$18.76	$16.96	$15.33	$22.80
Investment Operations
Net Investment Income	.297	.455	.445	.429	.516	.600
Capital Gain Distributions Received	.106	.097	.073	.024	.142	.967
Net Realized and Unrealized Gain (Loss)
on Investments	1.624	1.309	.468	1.788	2.150	(7.578)
Total from Investment Operations	2.027	1.861	.986	2.241	2.808	(6.011)
Distributions
Dividends from Net Investment Income	(.303)	(.466)	(.448)	(.430)	(.552)	(.634)
Distributions from Realized Capital Gains	(.024)	(.025)	(.048)	(.011)	(.626)	(.825)
Total Distributions	(.327)	(.491)	(.496)	(.441)	(1.178)	(1.459)
Net Asset Value, End of Period	$22.32	$20.62	$19.25	$18.76	$16.96	$15.33

Total Return[1]	9.96%	9.91%	5.27%	13.42%	19.74%	-27.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,195	$14,759	$13,883	$13,521	$12,076	$10,428
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.34%	0.34%	0.34%	0.34%	0.37%	0.32%
Ratio of Net Investment Income to
Average Net Assets	2.17%	2.28%	2.29%	2.40%	3.35%	3.00%
Portfolio Turnover Rate	9%	12%	24%	22%	21%	24%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

13

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2013, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

14

STAR Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2012, the fund had available capital losses totaling $214,599,000 to offset future net capital gains of $87,723,000 through October 31, 2017, and $126,876,000 through October 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. Capital gain distributions paid during the six months ended April 30, 2013, were from short-term gain distributions received from Vanguard Long-Term Investment-Grade Fund, Vanguard GNMA Fund, and Vanguard Short-Term Investment-Grade Fund.

At April 30, 2013, the cost of investment securities for tax purposes was $11,316,040,000. Net unrealized appreciation of investment securities for tax purposes was $4,879,700,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2013, the fund purchased $932,878,000 of investment securities and sold $682,432,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30,2013	October 31, 2012
	Shares	Shares
	(000)	(000)
Issued	35,920	50,059
Issued in Lieu of Cash Distributions	10,852	17,868
Redeemed	(37,218)	(73,097)
Net Increase (Decrease) in Shares Outstanding	9,554	(5,170)

G. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

15

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

16

Six Months Ended April 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	10/31/2012	4/30/2013	Period
Based on Actual Fund Return	$1,000.00	$1,099.59	$1.77
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.11	1.71

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The STAR Fund’s annualized expense figure for the period is 0.34%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

17

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the limited purpose of investing the fund’s cash in futures. The board determined that continuing the fund’s limited-purpose investment management arrangement with Vanguard was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the limited-purpose investment management services provided to the fund since 2009, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the arrangement.

Investment performance
The board considered the fund’s performance since 2009, including its performance relative to a benchmark index and peer group. The board concluded that Vanguard has performed its cash management duties in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average. Information about the fund’s acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

18

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

19

Benchmark Information

STAR Composite Average: 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 12.5% international funds average through September 30, 2010; and 43.75% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 18.75% international funds average thereafter. Derived from data provided by Lipper Inc.

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Barclays U.S. Aggregate Bond Index, and 12.5% Citigroup Three-Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones U.S. Total Stock Market Index, 25% Barclays U.S. Aggregate Bond Index, 12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Barclays U.S. Aggregate Bond Index, 12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays U.S. Aggregate Bond Index, 12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. MSCI international benchmark returns are adjusted for withholding taxes.

20

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
IndependentTrustees	York and of the National Constitution Center; Chair
of the U.S. Presidential Commission for the Study
Emerson U. Fullwood	of Bioethical Issues.
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services);
Packard Co. (electronic computer manufacturing),	Director of SKF AB (industrial machinery), the Lumina

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
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calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
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vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
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find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q562 062013

Semiannual Report | April 30, 2013

Vanguard Total International Stock Index Fund

> For the six months ended April 30, 2013, Vanguard Total International Stock Index Fund’s Investor Shares returned 12.99%, slightly below the 13.59% average return of international funds.

> Pacific region stocks outpaced stocks in emerging markets and Europe.

> International stocks trailed the broad U.S. stock market for the six months.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	33
Trustees Approve Advisory Arrangement.	35
Glossary.	36

  Total International Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2013

Total
Returns
Vanguard Total International Stock Index Fund
Investor Shares	12.99%
Admiral™ Shares	13.04
Signal® Shares	13.06
Institutional Shares	13.07
Institutional Plus Shares	13.08
ETF Shares
Market Price	13.03
Net Asset Value	13.04
MSCI ACWI ex USA IMI Index	13.01
International Funds Average	13.59
International Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2012, Through April 30, 2013

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International Stock Index Fund
Investor Shares	$14.31	$15.92	$0.234	$0.000
Admiral Shares	23.94	26.63	0.406	0.000
Signal Shares	28.72	31.95	0.489	0.000
Institutional Shares	95.75	106.50	1.655	0.000
Institutional Plus Shares	95.77	106.52	1.668	0.000
ETF Shares	44.53	49.53	0.761	0.000

1

Chairman’s Letter

Dear Shareholder,

International stocks advanced strongly over the six-month period thanks in large part to a sharp rebound in Japan. The results for Pacific region stocks outpaced those of emerging markets and Europe’s developed markets.

Vanguard Total International Stock Index Fund returned about 13% for the six months ended April 30, 2013. The fund successfully tracked its benchmark index; its return was slightly behind the average return of its international peers.

On a separate note, as of June 3, the Total International Stock Index Fund is seeking to track a new target benchmark index, the FTSE Global All Cap ex US Index. The transition, which we had previously announced, is expected to produce significant long-term savings for you and other Vanguard clients.

Stock rally persisted, but not without challenges
Global stocks delivered a vigorous performance, recording positive returns in five of the six months ended April 30. U.S. equities finished with a strong return of about 15% for the half year. The Standard & Poor’s 500 Index closed April the same way it had March: by hitting an all-time high amid solid corporate earnings and encouraging economic data.

2

Despite the impressive results and relatively low volatility, potential pitfalls seemed to emerge at every turn. Investors continued to worry about economic growth in China and the United States. And the deadly Boston Marathon bombing on April 15 triggered market anxiety.

Bonds notched a slight return as yields remained low
Bonds, which sputtered for most of the half year, finished the period with a bit of a flourish. The broad U.S. taxable bond market returned 0.9% for the six months, with a boost from April’s 1.0% return. The yield of the 10-year U.S. Treasury note closed the period at 1.67%, a couple of ticks lower than its starting level of 1.69%, and lower still than the 1.85% it registered at the end of March. (Bond yields and prices move in opposite directions.)

Municipal bonds returned closer to 2%, with more than half of the gains coming in April. The Federal Reserve’s target for short-term interest rates remained pegged between 0% and 0.25%, which kept a firm leash on returns from money market and savings accounts. In a statement issued May 1, the Fed said it would continue to buy $85 billion a month in Treasury bonds and mortgage-backed securities until the job market improves substantially.

Kenneth Volpert, head of our Taxable Bond Group, noted recently that the Fed’s extraordinary actions to stimulate growth

Market Barometer

			Total Returns
		Periods Ended April 30, 2013
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	15.05%	17.17%	5.49%
Russell 2000 Index (Small-caps)	16.58	17.69	7.27
Russell 3000 Index (Broad U.S. market)	15.16	17.21	5.63
MSCI All Country World Index ex USA (International)	12.78	14.15	-0.84

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.90%	3.68%	5.72%
Barclays Municipal Bond Index (Broad tax-exempt market)	1.78	5.19	6.09
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.28

CPI
Consumer Price Index	0.52%	1.06%	1.60%

3

may have, in effect, pulled what would have been future investment gains into the present. The trade-off, he said, is that once the Fed begins to unwind the stimulus, “future returns are likely to be lower than they otherwise would have been for both bonds and stocks.”

Japanese stocks soared, emerging markets struggled
The Total International Stock Index Fund invests in non-U.S. stocks in Europe, the Pacific region, Canada, and emerging markets. The fund also holds a very small portion of its assets in the Middle East.

The fund recorded impressive gains despite another flare-up in the European debt crisis and slowing growth in some key emerging markets economies. The strength of the U.S. dollar relative to the yen and euro restrained returns during the period because some holdings lost value when converted into dollars.

Pacific region stocks, which represented about a quarter of the fund’s assets on average, returned about 24% for the half year. Japanese stocks, nearly 60% of the fund’s assets in the region, returned about 31%. A new government with a mandate to end Japan’s decades-long economic stagnation and the Bank of Japan’s announcement of an unprecedented stimulus program injected investor optimism into the region’s stock markets. Nine of ten sectors posted double-digit gains in Japan, led by financial institutions and automobile manufacturers. The Australian stock market, another heavyweight in the region, returned

Expense Ratios
Your Fund Compared With Its Peer Group

							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total International Stock Index
Fund	0.22%	0.16%	0.16%	0.12%	0.10%	0.16%	1.33%

The fund expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the fund’s annualized expense ratios were 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.14% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2012.

Peer group: International Funds.

4

about 17%. Interest rate cuts by the Australian central bank boosted stocks of financial institutions in particular, more than offsetting disappointing returns from mining companies suffering from weaker demand.

Developed markets in Europe, the index’s largest holding, represented about 44% of its assets. They produced the second-best performance, with a 14% return. The advance came as the Eurozone economy continued to shrink while unemployment hit a record high. New points of concern included political uncertainty following elections in Italy and a banking crisis in Cyprus. Investors, however, seemed to take comfort from the European Central Bank’s firm commitment to backstop the sovereign debt of governments within the Eurozone. Stock gains were fairly broad-based, with many of the larger economies in Europe included in the fund posting double-digit gains for the period.

Emerging markets countries, which accounted for more than a fifth of the fund’s assets on average, returned about 6%. Chinese stocks, the largest allocation in this market segment, returned about 4%. Sluggish growth and inflationary concerns weighed on the results of larger economies, including the so-called BRIC countries, Brazil, Russia, India, and China. Energy and materials stocks were among the hardest hit in these markets.

Canada, the fund’s third-largest country holding, turned in a result of less than 1% for the period. While the country’s financial and industrial sectors contributed most to its result, weakness in the materials sector dragged down its total return.

As stock markets climb, the wisdom of rebalancing holds true
More than four years have passed since the U.S. stock market began an impressive recovery from the depths of the 2008– 2009 global financial crisis. The S&P 500 Index has risen from a low of 677 on March 9, 2009, to a close of 1,598 on April 30, 2013, a cumulative total return of 158%. International stock markets, while not back to peak levels, have also rebounded impressively.

Such a strong recovery is, of course, a welcome development that few would have predicted four years ago. And investors who had the discipline to maintain their stock allocation as part of a balanced, diversified portfolio have been able to more than recoup their crisis-era losses.

Discipline is just as important in good times as in bad. At Vanguard, we have long counseled investors to “stay the course”—to maintain a long-term commitment to a sensible portfolio. But staying the course doesn’t mean you should avoid taking action altogether.

5

Over time, returns will shift the weighting of stocks and bonds in a portfolio, and its asset mix may become more aggressive than originally planned. To manage this risk, investors should periodically consider rebalancing, or adjusting their asset allocation to bring it back to its target.

For example, you should consider rebalancing if you’ve established a 60%/40% stock/bond portfolio and you find that your target allocation is now off by 5 percentage points or more. (For more on this topic, see Best Practices for Portfolio Rebalancing, available at vanguard.com/research.)

Investment insight

The difference between U.S. and non-U.S. returns is still meaningful
Stocks outside the United States have always performed differently than U.S. stocks.
As the accompanying chart shows, the difference between the two groups has lessened in recent years, even as each group takes a turn outperforming the other.

Despite the closer correlation recently, the returns of non-U.S. stocks remain different enough to offer a diversification benefit. That’s why we continue to suggest that investors consider allocating a portion of their stock assets to international markets, which collectively make up close to 55% of global market capitalization. Our research indicates that a 20% allocation to non-U.S. stocks may be a reasonable starting point for investors to consider in their stock portfolios. (For more insight, see our research paper Considerations for Investing in Non-U.S. Equities on vanguard.com/research.)

Trailing 12-month return differential between U.S. and non-U.S. stocks

Notes: U.S. equities are represented by the MSCI USA Index; international equities are represented by the MSCI World Index ex USA from 1982 through 1987 and the MSCI All Country World Index ex USA thereafter. Data through December 31, 2012.
Sources: Vanguard, Thomson Reuters Datastream, and MSCI.

6

I realize it’s not easy to contemplate rebalancing when stocks have surged and expectations for bond returns are very modest. However, we believe that bonds will continue to play a valuable role in helping to smooth out stocks’ volatility. Without rebalancing, an investor could end up with a portfolio that’s very different—and potentially riskier—than he or she intended.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 3, 2013

7

Total International Stock Index Fund

Fund Profile
As of April 30, 2013

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VGTSX	VTIAX	VTSGX	VTSNX	VTPSX	VXUS
Expense Ratio[1]	0.22%	0.16%	0.16%	0.12%	0.10%	0.16%

Portfolio Characteristics
		MSCI
		ACWI	MSCI AC
		ex USA	World
		IMI	Index
	Fund	Index	ex USA
Number of Stocks	6,498	5,979	1,815
Median Market Cap	$25.3B	$25.3B	$31.3B
Price/Earnings Ratio	17.2x	17.2x	16.6x
Price/Book Ratio	1.6x	1.6x	1.7x
Return on Equity	14.7%	14.7%	15.2%
Earnings Growth Rate	5.9%	6.0%	5.9%
Dividend Yield	3.0%	3.0%	3.1%
Turnover Rate
(Annualized)	3%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
		MSCI
		ACWI	MSCI AC
		ex USA	World
		IMI	Index
	Fund	Index	ex USA
Consumer Discretionary	10.8%	10.8%	9.8%
Consumer Staples	10.3	10.3	10.8
Energy	9.0	9.0	9.4
Financials	26.1	26.2	26.9
Health Care	7.5	7.5	7.8
Industrials	11.6	11.5	10.6
Information Technology	6.8	6.7	6.3
Materials	9.5	9.5	9.3
Telecommunication
Services	5.0	5.0	5.5
Utilities	3.4	3.5	3.6

Volatility Measures
	Spliced	MSCI AC
	Total	World
	International	Index
	Stock Index	ex USA
R-Squared	0.99	0.99
Beta	1.01	1.03

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Nestle SA	Packaged Foods &
	Meats	1.2%
Royal Dutch Shell plc	Integrated Oil & Gas	1.1
HSBC Holdings plc	Diversified Banks	1.0
Roche Holding AG	Pharmaceuticals	0.9
Novartis AG	Pharmaceuticals	0.9
BHP Billiton	Diversified Metals &
	Mining	0.9
Samsung Electronics Co.
Ltd.	Semiconductors	0.9
Toyota Motor Corp.	Automobile
	Manufacturers	0.8
Vodafone Group plc	Wireless
	Telecommunication
	Services	0.8
BP plc	Integrated Oil & Gas	0.7
Top Ten		9.2%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 28, 2013, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2013, the annualized expense ratios were 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.14% for ETF Shares.

8

Total International Stock Index Fund

Market Diversification (% of equity exposure)

		MSCI
		ACWI	MSCI AC
		ex USA	World
		IMI	Index
	Fund	Index	ex USA
Europe
United Kingdom	15.2%	15.1%	15.1%
France	6.1	6.1	6.6
Switzerland	5.9	5.9	6.3
Germany	5.6	5.6	5.8
Sweden	2.2	2.2	2.2
Spain	1.9	1.9	2.0
Netherlands	1.6	1.6	1.7
Italy	1.5	1.5	1.5
Other	3.6	3.7	3.2
Subtotal	43.6%	43.6%	44.4%
Pacific
Japan	16.5%	16.1%	15.5%
Australia	6.4	6.4	6.5
South Korea	3.3	3.3	3.3
Hong Kong	2.1	2.1	2.2
Singapore	1.3	1.3	1.2
Other	0.1	0.2	0.1
Subtotal	29.7%	29.4%	28.8%
Emerging Markets
China	4.1%	4.1%	4.1%
Brazil	2.7	2.7	2.8
Taiwan	2.7	2.7	2.5
South Africa	1.6	1.6	1.6
India	1.6	1.5	1.5
Russia	1.1	1.1	1.3
Mexico	1.1	1.1	1.2
Other	4.1	4.4	4.2
Subtotal	19.0%	19.2%	19.2%
North America
Canada	7.3%	7.4%	7.2%
Middle East	0.4%	0.4%	0.4%

9

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2002, Through April 30, 2013

For a benchmark description, see the Glossary.
Note: For 2013, performance data reflect the six months ended April 30, 2013.

Average Annual Total Returns: Periods Ended March 31, 2013
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/29/1996	8.54%	-0.65%	10.62%
Admiral Shares	11/29/2010	8.61	—	4.71[1]
Signal Shares	11/30/2010	8.62	—	5.221
Institutional Shares	11/29/2010	8.65	—	4.76[1]
Institutional Plus Shares	11/30/2010	8.68	—	5.29[1]
ETF Shares	1/26/2011
Market Price		8.62	—	1.05[1]
Net Asset Value		8.61	—	0.92[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

10

Total International Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		—	0.0%

Australia
Commonwealth Bank of Australia	7,859,115	599,035	0.6%
Westpac Banking Corp.	15,048,182	527,896	0.6%
BHP Billiton Ltd.	15,684,573	527,304	0.5%
Australia & New Zealand Banking Group Ltd.	13,276,081	438,742	0.5%
National Australia Bank Ltd.	11,328,839	399,775	0.4%
Australia—Other †		3,542,266	3.7%
		6,035,018	6.3%

[1]Austria †		225,992	0.2%

Belgium
^ Anheuser-Busch InBev NV	3,916,633	376,273	0.4%
Belgium—Other †		398,058	0.4%
		774,331	0.8%

Brazil †		2,586,859	2.7%

Cambodia †		452	0.0%

Canada
Royal Bank of Canada	7,064,563	426,209	0.4%
Toronto-Dominion Bank	4,484,763	367,658	0.4%
Bank of Nova Scotia	5,770,682	332,740	0.4%
Canada—Other †		5,840,923	6.1%
		6,967,530	7.3%

Chile †		409,932	0.4%

11

Total International Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
China
	China Mobile Ltd.	29,434,000	323,733	0.4%
	China Construction Bank Corp.	352,282,340	295,674	0.3%
	Industrial & Commercial Bank of China Ltd.	321,350,760	226,522	0.3%
	Bank of China Ltd.	367,544,306	172,207	0.2%
	CNOOC Ltd.	86,248,000	161,549	0.2%
	PetroChina Co. Ltd.	103,052,000	131,353	0.2%
	China Petroleum & Chemical Corp.	95,862,000	105,790	0.1%
	China Life Insurance Co. Ltd.	36,280,000	100,350	0.1%
	China Overseas Land & Investment Ltd.	19,911,680	60,796	0.1%
	China Shenhua Energy Co. Ltd.	16,553,500	58,696	0.1%
	Agricultural Bank of China Ltd.	105,910,870	50,752	0.1%
	China Telecom Corp. Ltd.	68,850,000	35,276	0.1%
	China Unicom Hong Kong Ltd.	23,031,694	33,209	0.1%
	Kunlun Energy Co. Ltd.	15,698,300	30,765	0.0%
	China Resources Power Holdings Co. Ltd.	9,267,600	30,345	0.0%
	China Resources Land Ltd.	9,938,000	30,121	0.0%
	China Communications Construction Co. Ltd.	21,704,000	20,831	0.0%
	China CITIC Bank Corp. Ltd.	36,438,446	20,559	0.0%
	China Resources Enterprise Ltd.	5,828,000	20,008	0.0%
	Dongfeng Motor Group Co. Ltd.	13,318,000	19,897	0.0%
	China Merchants Holdings International Co. Ltd.	5,444,000	17,270	0.0%
	China Coal Energy Co. Ltd.	19,975,000	15,420	0.0%
	China Oilfield Services Ltd.	7,466,000	14,760	0.0%
	Sinopharm Group Co. Ltd.	4,881,200	14,546	0.0%
	China State Construction International Holdings Ltd.	8,563,442	12,494	0.0%
	China Resources Gas Group Ltd.	4,311,000	12,104	0.0%
	China Longyuan Power Group Corp.	13,092,000	12,025	0.0%
	China Railway Group Ltd.	19,448,000	10,266	0.0%
	China Railway Construction Corp. Ltd.	9,652,300	9,758	0.0%
	Guangzhou Automobile Group Co. Ltd.	10,833,883	8,958	0.0%
	China Communications Services Corp. Ltd.	11,703,600	8,574	0.0%
^	CITIC Pacific Ltd.	6,180,000	7,494	0.0%
	Air China Ltd.	9,008,000	7,302	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	4,173,400	7,120	0.0%
	Beijing Capital International Airport Co. Ltd.	9,134,000	6,346	0.0%
	CSR Corp. Ltd.	9,526,000	6,289	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	2,202,000	6,104	0.0%
^	China Resources Cement Holdings Ltd.	9,419,845	5,441	0.0%
	China BlueChemical Ltd.	8,820,000	5,388	0.0%
^,*	China COSCO Holdings Co. Ltd.	12,484,000	5,290	0.0%
	Franshion Properties China Ltd.	15,464,000	5,283	0.0%
	China Agri-Industries Holdings Ltd.	10,385,400	5,104	0.0%
^	AviChina Industry & Technology Co. Ltd.	9,976,000	4,832	0.0%
	China Southern Airlines Co. Ltd.	8,802,000	4,643	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	11,354,000	3,915	0.0%
^	China Power International Development Ltd.	10,735,000	3,880	0.0%
	Dah Chong Hong Holdings Ltd.	4,040,000	3,729	0.0%
^,*	Angang Steel Co. Ltd.	5,192,000	3,070	0.0%
	China Travel International Inv HK	13,434,000	2,740	0.0%
^	Sinopec Kantons Holdings Ltd.	3,002,000	2,721	0.0%
	China Datang Corp. Renewable Power Co. Ltd.	11,354,000	2,655	0.0%
	Harbin Electric Co. Ltd.	3,312,000	2,546	0.0%
	Sinofert Holdings Ltd.	10,648,000	2,313	0.0%
^	Dongfang Electric Corp. Ltd.	1,639,000	2,307	0.0%

12

Total International Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
^,*	MMG Ltd.	7,652,000	2,305	0.0%
	Hangzhou Steam Turbine Co. Class B	1,377,536	2,210	0.0%
^	China Foods Ltd.	4,202,000	2,147	0.0%
*	CITIC Resources Holdings Ltd.	13,882,600	1,756	0.0%
	Sinotrans Shipping Ltd.	6,685,500	1,639	0.0%
	Sinotrans Ltd.	7,490,000	1,604	0.0%
	Yuexiu Transport Infrastructure Ltd.	2,780,000	1,423	0.0%
^	CPMC Holdings Ltd.	1,779,000	1,401	0.0%
^	Cosco International Holdings Ltd.	3,272,000	1,391	0.0%
	Minmetals Land Ltd.	5,930,000	850	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	578,670	768	0.0%
	Overseas Chinese Town Asia Holdings Ltd.	1,092,000	554	0.0%
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.
	Class B	252,700	347	0.0%
*	China Eastern Airlines Corp. Ltd.	780,000	313	0.0%
*	Metallurgical Corp. of China Ltd.	1,131,748	231	0.0%
*	Huaneng Renewables Corp. Ltd.	670,000	227	0.0%
	China Merchants Property Development Co. Ltd. Class B	70,700	219	0.0%
1	China—Other †		1,693,825	1.8%
			3,884,330	4.1%

Colombia †			94,882	0.1%

Czech Republic †			48,450	0.1%

Denmark
	Novo Nordisk A/S Class B	1,979,051	348,362	0.4%
	Denmark—Other †		460,899	0.5%
			809,261	0.9%

Egypt †			14,185	0.0%

Exchange-Traded Funds
2	Vanguard FTSE Emerging Markets ETF	5,842,095	255,650	0.3%

Finland †			568,800	0.6%

France
	Sanofi	5,820,889	629,329	0.7%
	Total SA	10,405,355	523,775	0.5%
	BNP Paribas SA	4,901,927	273,321	0.3%
	France—Other †		4,315,837	4.5%
			5,742,262	6.0%
Germany
	Siemens AG	4,080,439	426,353	0.5%
^	Bayer AG	4,045,845	422,979	0.4%
^	BASF SE	4,498,309	421,098	0.4%
	SAP AG	4,502,112	358,917	0.4%
^	Allianz SE	2,230,110	329,879	0.4%
	Germany—Other †		3,336,507	3.5%
			5,295,733	5.6%

Greece †			74,064	0.1%

13

Total International Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Hong Kong
AIA Group Ltd.	58,819,645	261,657	0.2%
Hang Seng Bank Ltd.	3,736,350	62,586	0.1%
BOC Hong Kong Holdings Ltd.	18,074,539	62,288	0.1%
^ CITIC Telecom International Holdings Ltd.	4,437,000	1,614	0.0%
Hong Kong—Other †		1,653,128	1.7%
		2,041,273	2.1%

Hungary †		45,605	0.1%

India
Nestle India Ltd.	11,474	1,062	0.0%
India—Other †		1,471,537	1.5%
		1,472,599	1.5%

Indonesia †		699,539	0.7%

Ireland †		280,911	0.3%

Israel
Osem Investments Ltd.	161,235	3,265	0.0%
Israel—Other †		367,105	0.4%
		370,370	0.4%
Italy
Eni SPA	12,431,686	296,700	0.3%
Italy—Other †		1,167,679	1.2%
		1,464,379	1.5%
Japan
Toyota Motor Corp.	13,464,956	781,477	0.8%
Mitsubishi UFJ Financial Group Inc.	62,930,302	426,972	0.5%
Honda Motor Co. Ltd.	8,043,893	320,971	0.3%
Sumitomo Mitsui Financial Group Inc.	6,561,414	310,141	0.3%
Japan—Other †		13,367,815	14.0%
		15,207,376	15.9%

Luxembourg †		2,203	0.0%

[1]Malaysia †		810,048	0.9%

Mexico †		1,062,414	1.1%

Morocco †		1,557	0.0%

Netherlands
Unilever NV	7,960,136	339,192	0.3%
Netherlands—Other †		1,207,290	1.3%
		1,546,482	1.6%

New Zealand †		138,171	0.2%

Norway †		672,410	0.7%

Peru †		98,379	0.1%

14

Total International Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Philippines †		265,653	0.3%

Poland †		300,624	0.3%

Portugal †		134,057	0.1%

Russia †		1,079,304	1.1%

Singapore
^ Cosco Corp. Singapore Ltd.	4,942,513	3,524	0.0%
GMG Global Ltd.	12,624,000	1,180	0.0%
China Aviation Oil Singapore Corp. Ltd.	890,000	745	0.0%
1 Singapore—Other †		1,253,449	1.3%
		1,258,898	1.3%

South Africa †		1,523,790	1.6%

South Korea
Samsung Electronics Co. Ltd.	473,467	654,815	0.7%
Hankook Shell Oil Co. Ltd.	2,594	886	0.0%
1 South Korea—Other †		2,471,599	2.6%
		3,127,300	3.3%
Spain
* Banco Santander SA	51,484,828	371,800	0.4%
Telefonica SA	20,016,957	293,095	0.3%
Spain—Other †		1,142,077	1.2%
		1,806,972	1.9%

Sweden †		2,115,746	2.2%

Switzerland
Nestle SA	15,777,348	1,125,122	1.2%
Roche Holding AG	3,437,366	860,512	0.9%
Novartis AG	11,282,247	835,198	0.9%
UBS AG	17,795,511	317,444	0.3%
Switzerland—Other †		2,464,088	2.6%
		5,602,364	5.9%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.	100,137,063	371,652	0.4%
Taiwan—Other †		2,203,727	2.3%
		2,575,379	2.7%

Thailand †		654,898	0.7%

Turkey †		480,218	0.5%

United Arab Emirates †		5,590	0.0%

United Kingdom
HSBC Holdings plc	90,046,918	986,208	1.0%
Vodafone Group plc	240,803,448	734,774	0.8%
BP plc	93,245,616	675,682	0.7%
GlaxoSmithKline plc	24,036,294	620,182	0.7%

15

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
British American Tobacco plc		9,465,124	524,710	0.5%
Royal Dutch Shell plc Class A		15,076,838	513,303	0.5%
Royal Dutch Shell plc Class B		12,815,457	449,540	0.5%
Diageo plc		12,271,877	374,759	0.4%
AstraZeneca plc		6,094,550	316,440	0.3%
Rio Tinto plc		6,556,757	301,092	0.3%
Standard Chartered plc		11,788,745	296,697	0.3%
BHP Billiton plc		10,333,021	290,701	0.3%
BG Group plc		16,610,893	280,418	0.3%
Unilever plc		6,271,936	271,747	0.3%
Barclays plc		58,117,491	259,352	0.3%
Royal Dutch Shell plc Class A (Amsterdam Shares)		3,212,335	109,258	0.1%
United Kingdom—Other †			7,267,516	7.6%
			14,272,379	14.9%
Total Common Stocks (Cost $85,603,318)			94,904,619	99.4%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	0.142%	5,061,903,770	5,061,904	5.3%

6U.S. Government and Agency Obligations †			40,335	0.0%
Total Temporary Cash Investments (Cost $5,102,242)			5,102,239	5.3%[3]
Total Investments (Cost $90,705,560)			100,006,858	104.7%
Other Assets and Liabilities
Other Assets			1,134,565	1.2%
Liabilities[4]			(5,638,440)	(5.9%)
			(4,503,875)	(4.7%)
Net Assets			95,502,983	100.0%

At April 30, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				87,410,574
Undistributed Net Investment Income				399,416
Accumulated Net Realized Losses				(1,641,105)
Unrealized Appreciation (Depreciation)
Investment Securities				9,301,298
Futures Contracts				23,190
Forward Currency Contracts				10,304
Foreign Currencies				(694)
Net Assets				95,502,983

Investor Shares—Net Assets
Applicable to 2,743,634,042 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				43,686,180
Net Asset Value Per Share—Investor Shares				$15.92

16

Total International Stock Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 700,536,588 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,657,917
Net Asset Value Per Share—Admiral Shares	$26.63

Signal Shares—Net Assets
Applicable to 151,850,360 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,851,050
Net Asset Value Per Share—Signal Shares	$31.95

Institutional Shares—Net Assets
Applicable to 88,607,805 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,436,982
Net Asset Value Per Share—Institutional Shares	$106.50

Institutional Plus Shares—Net Assets
Applicable to 161,758,354 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,230,788
Net Asset Value Per Share—Institutional Plus Shares	$106.52

ETF Shares—Net Assets
Applicable to 33,110,573 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,640,066
Net Asset Value Per Share—ETF Shares	$49.53

See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,481,984,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $101,500,000, representing 0.1% of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.7%, respectively, of net assets.
4 Includes $4,680,315,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $32,246,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2013
($000)
Investment Income
Income
Dividends[1,2]	1,202,542
Interest[2]	375
Security Lending	30,384
Total Income	1,233,301
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,531
Management and Administrative—Investor Shares	31,867
Management and Administrative—Admiral Shares	8,074
Management and Administrative—Signal Shares	1,790
Management and Administrative—Institutional Shares	2,557
Management and Administrative—Institutional Plus Shares	3,307
Management and Administrative—ETF Shares	569
Marketing and Distribution—Investor Shares	4,708
Marketing and Distribution—Admiral Shares	1,260
Marketing and Distribution—Signal Shares	525
Marketing and Distribution—Institutional Shares	1,027
Marketing and Distribution—Institutional Plus Shares	1,817
Marketing and Distribution—ETF Shares	151
Custodian Fees	10,066
Shareholders’ Reports—Investor Shares	48
Shareholders’ Reports—Admiral Shares	23
Shareholders’ Reports—Signal Shares	24
Shareholders’ Reports—Institutional Shares	35
Shareholders’ Reports—Institutional Plus Shares	23
Shareholders’ Reports—ETF Shares	7
Trustees’ Fees and Expenses	61
Total Expenses	70,470
Net Investment Income	1,162,831
Realized Net Gain (Loss)
Investment Securities Sold[2]	110,198
Futures Contracts	55,362
Foreign Currencies and Forward Currency Contracts	(35,743)
Realized Net Gain (Loss)	129,817
Change in Unrealized Appreciation (Depreciation)
Investment Securities	8,961,614
Futures Contracts	23,635
Foreign Currencies and Forward Currency Contracts	13,715
Change in Unrealized Appreciation (Depreciation)	8,998,964
Net Increase (Decrease) in Net Assets Resulting from Operations	10,291,612

1 Dividends are net of foreign withholding taxes of $96,820,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $1,893,000, $354,000, and $760,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,162,831	2,116,154
Realized Net Gain (Loss)	129,817	95,598
Change in Unrealized Appreciation (Depreciation)	8,998,964	1,836,218
Net Increase (Decrease) in Net Assets Resulting from Operations	10,291,612	4,047,970
Distributions
Net Investment Income
Investor Shares	(589,358)	(1,475,503)
Admiral Shares	(264,019)	(624,633)
Signal Shares	(65,503)	(118,334)
Institutional Shares	(128,892)	(233,606)
Institutional Plus Shares	(232,656)	(463,482)
ETF Shares	(19,176)	(30,244)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(1,299,604)	(2,945,802)
Capital Share Transactions
Investor Shares	3,946,506	4,202,436
Admiral Shares	1,712,071	1,841,641
Signal Shares	821,625	1,529,294
Institutional Shares	1,495,247	3,154,192
Institutional Plus Shares	2,698,962	5,658,475
ETF Shares	535,405	511,210
Net Increase (Decrease) from Capital Share Transactions	11,209,816	16,897,248
Total Increase (Decrease)	20,201,824	17,999,416
Net Assets
Beginning of Period	75,301,159	57,301,743
End of Period[1]	95,502,983	75,301,159

1 Net Assets—End of Period includes undistributed net investment income of $399,416,000 and $537,959,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total International Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2013	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.31	$14.24	$15.48	$13.99	$10.97	$21.89
Investment Operations
Net Investment Income	.201	.405	.434[1]	.356[1]	.544[2]	.540[1]
Net Realized and Unrealized Gain (Loss)
on Investments	1.643	.305	(1.425)	1.478	2.801	(10.938)
Total from Investment Operations	1.844	.710	(.991)	1.834	3.345	(10.398)
Distributions
Dividends from Net Investment Income	(.234)	(.640)	(.249)	(.344)	(.325)	(.522)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.234)	(.640)	(.249)	(.344)	(.325)	(.522)
Net Asset Value, End of Period	$15.92	$14.31	$14.24	$15.48	$13.99	$10.97

Total Return[3]	12.99%	5.32%	-6.54%	13.28%	31.41%	-48.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,686	$35,564	$30,912	$39,443	$24,329	$17,152
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.22%	0.26%	0.27%	0.03%
Acquired Fund Fees and Expenses	—	—	—	—	0.05%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.73%	3.17%	2.95%	2.52%	4.73%[2]	3.07%
Portfolio Turnover Rate	3%	3%	3%	6%	12%[4]	15%[4]

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $0.249 and 2.06%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. From August 2008 through February 2009, the fund invested in a combination of Vanguard mutual funds and common stocks. Effective in March 2009, the fund’s equity investments are solely in common stocks.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investment in Vanguard mutual funds.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total International Stock Index Fund

Financial Highlights

Admiral Shares
	Six Months	Year	Nov. 29,
	Ended	Ended	2010[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$23.94	$23.81	$25.00
Investment Operations
Net Investment Income	.346	.681	.842[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.750	.530	(1.615)
Total from Investment Operations	3.096	1.211	(.773)
Distributions
Dividends from Net Investment Income	(.406)	(1.081)	(.417)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.406)	(1.081)	(.417)
Net Asset Value, End of Period	$26.63	$23.94	$23.81

Total Return[3]	13.04%	5.43%	-3.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,658	$15,153	$13,190
Ratio of Total Expenses to Average Net Assets	0.14%	0.16%	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	2.81%	3.23%	2.99%[4]
Portfolio Turnover Rate	3%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total International Stock Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	Nov. 30,
	Ended	Ended	2010[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$28.72	$28.57	$29.66
Investment Operations
Net Investment Income	.415	.821	.931[2]
Net Realized and Unrealized Gain (Loss) on Investments	3.304	.635	(1.520)
Total from Investment Operations	3.719	1.456	(.589)
Distributions
Dividends from Net Investment Income	(.489)	(1.306)	(.501)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.489)	(1.306)	(.501)
Net Asset Value, End of Period	$31.95	$28.72	$28.57

Total Return[3]	13.06%	5.44%	-2.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,851	$3,583	$2,012
Ratio of Total Expenses to Average Net Assets	0.14%	0.16%	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	2.81%	3.23%	2.99%[4]
Portfolio Turnover Rate	3%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total International Stock Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Nov. 29,
	Ended	Ended	2010[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$95.75	$95.29	$100.00
Investment Operations
Net Investment Income	1.395	2.818	3.208[2]
Net Realized and Unrealized Gain (Loss) on Investments	11.010	2.048	(6.245)
Total from Investment Operations	12.405	4.866	(3.037)
Distributions
Dividends from Net Investment Income	(1.655)	(4.406)	(1.673)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.655)	(4.406)	(1.673)
Net Asset Value, End of Period	$106.50	$95.75	$95.29

Total Return[3]	13.07%	5.46%	-3.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,437	$7,062	$3,788
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.13%[4]
Ratio of Net Investment Income to Average Net Assets	2.83%	3.27%	3.04%[4]
Portfolio Turnover Rate	3%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total International Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Year	Nov. 30,
	Ended	Ended	2010[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$95.77	$95.31	$98.88
Investment Operations
Net Investment Income	1.404	2.778	2.596[2]
Net Realized and Unrealized Gain (Loss) on Investments	11.014	2.110	(4.492)
Total from Investment Operations	12.418	4.888	(1.896)
Distributions
Dividends from Net Investment Income	(1.668)	(4.428)	(1.674)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.668)	(4.428)	(1.674)
Net Asset Value, End of Period	$106.52	$95.77	$95.31

Total Return[3]	13.08%	5.48%	-2.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,231	$12,973	$6,965
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	2.85%	3.29%	3.07%[4]
Portfolio Turnover Rate	3%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total International Stock Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Jan. 26,
	Ended	Ended	2011[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2013	2012	2011
Net Asset Value, Beginning of Period	$44.53	$44.33	$50.00
Investment Operations
Net Investment Income	.646	1.283	1.021[2]
Net Realized and Unrealized Gain (Loss) on Investments	5.115	.965	(6.691)
Total from Investment Operations	5.761	2.248	(5.670)
Distributions
Dividends from Net Investment Income	(.761)	(2.048)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.761)	(2.048)	—
Net Asset Value, End of Period	$49.53	$44.53	$44.33

Total Return	13.04%	5.43%	-11.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,640	$966	$435
Ratio of Total Expenses to Average Net Assets	0.14%	0.16%	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	2.81%	3.23%	2.99%[3]
Portfolio Turnover Rate	3%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

26

Total International Stock Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or posted is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund’s average investments in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2012), and for the period ended April 30, 2013, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

27

Total International Stock Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2013, the fund had contributed capital of $11,272,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 4.51% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America and South America	11,405,943	5,813	23
Common Stocks—Other	393,760	83,081,363	17,717
Temporary Cash Investments	5,061,904	40,335	—
Futures Contracts—Liabilities[1]	(646)	—	—
Forward Currency Contracts—Assets	—	10,318	—
Forward Currency Contracts—Liabilities	—	(14)	—
Total	16,860,961	83,137,815	17,740
1 Represents variation margin on the last day of the reporting period.

28

Total International Stock Index Fund

D. At April 30, 2013, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	10,318	10,318
Liabilities	(646)	(14)	(660)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2013, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	55,362	—	55,362
Forward Currency Contracts	—	(19,590)	(19,590)
Realized Net Gain (Loss) on Derivatives	55,362	(19,590)	(35,772)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	23,635	—	23,635
Forward Currency Contracts	—	11,031	11,031
Change in Unrealized Appreciation
(Depreciation) on Derivatives	23,635	11,031	34,666

At April 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	June 2013	1,966	195,330	265
Dow Jones EURO STOXX 50 Index	June 2013	5,027	176,892	4,023
Topix Index	June 2013	1,093	130,944	16,869
S&P ASX 200 Index	June 2013	624	83,689	2,033

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

29

Total International Stock Index Fund

At April 30, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman & Co.	6/26/13	GBP	125,359	USD	188,086	6,953
Brown Brothers Harriman & Co.	6/26/13	EUR	131,114	USD	170,350	2,576
Brown Brothers Harriman & Co.	6/25/13	AUD	72,995	USD	74,976	476
Brown Brothers Harriman & Co.	6/18/13	JPY	1,559,692	USD	15,703	313
Brown Brothers Harriman & Co.	6/25/13	AUD	5,612	USD	5,815	(14)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2013, the counterparty had deposited in segregated accounts cash of $9,770,000 in connection with amounts due to the fund for open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2013, the fund realized net foreign currency losses of $16,153,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2013, the fund realized gains on the sale of passive foreign investment companies of $14,383,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at April 30, 2013, had unrealized appreciation of $206,622,000 as of October 31, 2012, the most recent mark-to-market date for tax purposes. This amount has been distributed and is reflected in the balance of undistributed net investment income.

30

Total International Stock Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2012, the fund had available capital losses totaling $1,774,370,000 to offset future net capital gains of $59,017,000 through October 31, 2016, and $1,715,353,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2013; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2013, the cost of investment securities for tax purposes was $90,912,182,000. Net unrealized appreciation of investment securities for tax purposes was $9,094,676,000, consisting of unrealized gains of $17,306,442,000 on securities that had risen in value since their purchase and $8,211,766,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2013, the fund purchased $12,004,285,000 of investment securities and sold $1,123,803,000 of investment securities, other than temporary cash investments. Purchases and sales include $506,674,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2013	October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,703,207	308,383	7,052,754	516,359
Issued in Lieu of Cash Distributions	583,504	38,986	1,458,019	107,993
Redeemed[1]	(1,340,205)	(88,986)	(4,308,337)	(310,573)
Net Increase (Decrease)—Investor Shares	3,946,506	258,383	4,202,436	313,779
Admiral Shares
Issued	2,445,593	96,640	3,147,856	135,369
Issued in Lieu of Cash Distributions	234,667	9,374	555,636	24,605
Redeemed[1]	(968,189)	(38,432)	(1,861,851)	(80,925)
Net Increase (Decrease)—Admiral Shares	1,712,071	67,582	1,841,641	79,049
Signal Shares
Issued	1,243,709	41,051	2,096,270	74,947
Issued in Lieu of Cash Distributions	59,354	1,976	105,493	3,853
Redeemed[1]	(481,438)	(15,924)	(672,469)	(24,455)
Net Increase (Decrease)—Signal Shares	821,625	27,103	1,529,294	54,345
Institutional Shares
Issued	2,592,311	25,673	4,509,542	48,614
Issued in Lieu of Cash Distributions	123,921	1,238	225,914	2,479
Redeemed[1]	(1,220,985)	(12,057)	(1,581,264)	(17,087)
Net Increase (Decrease)—Institutional Shares	1,495,247	14,854	3,154,192	34,006

31

Total International Stock Index Fund

	Six Months Ended			Year Ended
		April 30, 2013	October 31, 2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares
Issued	3,175,354	31,090	6,358,536	69,727
Issued in Lieu of Cash Distributions	221,860	2,215	442,728	4,864
Redeemed[1]	(698,252)	(7,006)	(1,142,789)	(12,211)
Net Increase (Decrease)—Institutional Plus Shares	2,698,962	26,299	5,658,475	62,380
ETF Shares
Issued	535,405	11,417	511,210	11,891
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	—	—
Net Increase (Decrease)—ETF Shares	535,405	11,417	511,210	11,891

1 Net of redemption fees for fiscal 2012 of $446,000 (fund total). Effective May 23, 2012, the redemption fee was eliminated.

H. In preparing the financial statements as of April 30, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced a change in the fund’s benchmark index from MSCI ACWI ex USA IMI Index to the FTSE Global All Cap ex US Index. The benchmark change was effective on June 3, 2013. The fund’s investment objective has not changed.

32

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

33

Six Months Ended April 30, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	10/31/2012	4/30/2013	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,129.94	$1.16
Admiral Shares	1,000.00	1,130.45	0.74
Signal Shares	1,000.00	1,130.63	0.74
Institutional Shares	1,000.00	1,130.71	0.63
Institutional Plus Shares	1,000.00	1,130.82	0.53
ETF Shares	1,000.00	1,130.39	0.74
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.10	0.70
Signal Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.20	0.60
Institutional Plus Shares	1,000.00	1,024.30	0.50
ETF Shares	1,000.00	1,024.10	0.70

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.14% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

34

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services since the fund began investing directly in stocks in 2008, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since 2008, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

35

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

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Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total International Stock Index: Total International Composite Index through August 31, 2006; MSCI EAFE + Emerging Markets Index through December 15, 2010; MSCI ACWI ex USA IMI Index through June 2, 2013; and FTSE Global All Cap ex US Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services);
Packard Co. (electronic computer manufacturing),	Director of SKF AB (industrial machinery), the Lumina

Foundation for Education, and Oxfam America;	Executive Officers
Chairman of the Advisory Council for the College of
Arts and Letters and Member of the Advisory Board to	Glenn Booraem
the Kellogg Institute for International Studies at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Chris D. McIsaac
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Kathleen C. Gubanich	Michael S. Miller
Materials Handling, Inc. (forklift trucks); Director of	Paul A. Heller	James M. Norris
the National Association of Manufacturers; Chairman	Martha G. King	Glenn W. Reed
of the Board of University Hospitals of Cleveland;	John T. Marcante
Advisory Chairman of the Board of The Cleveland
Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);	Founder
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
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guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
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You can review and copy information about your fund at
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1132 062013

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)[1]
Australia (8.8%)
Commonwealth Bank of Australia	1,716,420	130,828
Westpac Banking Corp.	3,285,260	115,248
BHP Billiton Ltd.	3,423,043	115,080
Australia & New Zealand Banking Group Ltd.	2,896,966	95,738
National Australia Bank Ltd.	2,450,315	86,467
Woolworths Ltd.	1,308,636	49,427
Wesfarmers Ltd.	1,067,513	48,026
CSL Ltd.	546,695	35,728
Rio Tinto Ltd.	464,661	27,043
Westfield Group	2,209,748	26,730
Woodside Petroleum Ltd.	658,918	25,707
Telstra Corp. Ltd.	4,676,711	24,154
Suncorp Group Ltd.	1,373,117	18,494
QBE Insurance Group Ltd.	1,277,356	17,729
AMP Ltd.	3,127,890	17,531
Brambles Ltd.	1,658,628	15,017
Origin Energy Ltd.	1,159,757	14,848
Macquarie Group Ltd.	362,179	14,734
Newcrest Mining Ltd.	814,563	14,270
Insurance Australia Group Ltd.	2,213,018	13,361
Amcor Ltd.	1,289,185	13,240
Santos Ltd.	1,020,257	13,105
Transurban Group	1,559,181	11,030
Westfield Retail Trust	3,037,629	10,387
Goodman Group	1,823,303	9,863
AGL Energy Ltd.	585,516	9,641
Stockland	2,344,171	9,421
Oil Search Ltd.	1,212,850	9,357
Orica Ltd.	387,351	9,185
Aurizon Holdings Ltd.	2,102,754	9,052
Coca-Cola Amatil Ltd.	570,199	8,958
Wesfarmers Ltd. Price Protected Shares	161,724	7,302
ASX Ltd.	184,729	7,203
GPT Group	1,673,462	7,120
Mirvac Group	3,635,273	6,676
Lend Lease Group	572,029	6,394
Fortescue Metals Group Ltd.	1,709,425	6,244
Asciano Ltd.	1,038,033	5,815
Crown Ltd.	434,108	5,809
Dexus Property Group	4,737,920	5,668
Sonic Healthcare Ltd.	404,141	5,554
Computershare Ltd.	526,777	5,427
WorleyParsons Ltd.	228,907	5,412
Incitec Pivot Ltd.	1,729,284	5,189
APA Group	748,493	5,055
Tatts Group Ltd.	1,474,195	4,999
Bendigo and Adelaide Bank Ltd.	428,137	4,914
James Hardie Industries plc	466,075	4,909
CFS Retail Property Trust Group	2,101,115	4,788
Ramsay Health Care Ltd.	137,642	4,571
Toll Holdings Ltd.	717,965	4,248
Boral Ltd.	815,464	4,233
Treasury Wine Estates Ltd.	684,917	4,151
Cochlear Ltd.	60,588	4,149
Iluka Resources Ltd.	445,601	4,140
Metcash Ltd.	937,288	3,977
Leighton Holdings Ltd.	179,205	3,722
ALS Ltd.	362,398	3,684
Federation Centres Ltd.	1,351,996	3,644
Bank of Queensland Ltd.	328,636	3,421
Echo Entertainment Group Ltd.	875,346	3,285

1

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Caltex Australia Ltd.	143,674	3,209
*	BlueScope Steel Ltd.	594,057	3,059
	Commonwealth Property Office Fund	2,497,789	3,002
	Sydney Airport	792,314	2,843
	Tabcorp Holdings Ltd.	777,022	2,781
*	Alumina Ltd.	2,598,269	2,598
	Challenger Ltd.	581,989	2,538
	Flight Centre Ltd.	63,516	2,515
	Downer EDI Ltd.	456,668	2,328
*	Qantas Airways Ltd.	1,181,219	2,328
	SP AusNet	1,772,318	2,306
	Ansell Ltd.	139,051	2,280
	IOOF Holdings Ltd.	244,558	2,237
	Aristocrat Leisure Ltd.	492,131	2,011
	Sims Metal Management Ltd.	189,629	1,902
	DuluxGroup Ltd.	390,570	1,901
	Adelaide Brighton Ltd.	506,165	1,786
	Perpetual Ltd.	40,210	1,718
^	Harvey Norman Holdings Ltd.	539,388	1,679
	Seven West Media Ltd.	754,978	1,567
	OZ Minerals Ltd.	345,839	1,550
*	Goodman Fielder Ltd.	1,873,065	1,506
	Fairfax Media Ltd.	2,002,448	1,351
	Arrium Ltd.	1,428,637	1,263
	Whitehaven Coal Ltd.	620,122	1,255
	Platinum Asset Management Ltd.	238,817	1,252
	CSR Ltd.	537,416	1,132
*,^	Lynas Corp. Ltd.	2,039,265	1,069
*	Shopping Centres Australasia Property Group	623,648	1,047
	New Hope Corp. Ltd.	263,794	1,024
	Australand Property Group	251,684	978
	Envestra Ltd.	819,044	891
	GWA Group Ltd.	324,283	872
	Atlas Iron Ltd.	962,271	837
	Nufarm Ltd.	186,658	814
	Macquarie Atlas Roads Group	412,513	719
*,^	Paladin Energy Ltd.	889,063	699
*	Ten Network Holdings Ltd.	1,844,619	593
*,^	Aquila Resources Ltd.	175,284	337
*	Energy Resources of Australia Ltd.	175,267	187
			1,237,066
Austria (0.2%)
*	Erste Group Bank AG	279,547	8,762
	OMV AG	153,252	7,199
	Andritz AG	77,478	5,046
	IMMOFINANZ AG	990,590	4,050
	Voestalpine AG	119,294	3,741
	Vienna Insurance Group AG Wiener Versicherung Gruppe	43,668	2,312
	Raiffeisen Bank International AG	45,775	1,616
	Telekom Austria AG	231,017	1,585
	Verbund AG	32,612	714
	Strabag SE	17,684	407
			35,432
Belgium (1.0%)
^	Anheuser-Busch InBev NV	850,782	81,735
	KBC Groep NV	240,189	9,401
	Solvay SA Class A	60,940	8,928
^	Ageas	226,250	8,286
*,^	UCB SA	114,688	6,769
	Delhaize Group SA	107,614	6,734
^	Groupe Bruxelles Lambert SA	82,601	6,393
	Umicore SA	119,805	5,553
	Colruyt SA	74,791	3,777
^	Belgacom SA	135,422	3,118

2

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Telenet Group Holding NV	50,663	2,725
			143,419
Denmark (1.1%)
	Novo Nordisk A/S Class B	424,958	74,803
*	Danske Bank A/S	839,941	15,906
	Carlsberg A/S Class B	113,126	10,517
	AP Moeller - Maersk A/S Class B	1,432	10,197
	Novozymes A/S	250,820	8,681
	TDC A/S	790,203	6,412
	Coloplast A/S Class B	106,595	5,801
	AP Moeller - Maersk A/S Class A	702	4,805
	DSV A/S	189,495	4,773
	Chr Hansen Holding A/S	98,425	3,552
	FLSmidth & Co. A/S	55,316	3,224
	Tryg A/S	25,701	2,228
*	William Demant Holding A/S	24,840	1,989
	H Lundbeck A/S	62,861	1,259
	Rockwool International A/S Class B	6,611	875
			155,022
Finland (0.7%)
	Sampo	500,775	20,039
	Kone Oyj Class B	200,757	17,745
^	Nokia Oyj	3,985,556	13,390
	Fortum Oyj	473,955	8,810
	Wartsila OYJ Abp	178,371	8,771
	Nokian Renkaat Oyj	140,402	6,099
^	UPM-Kymmene Oyj	559,589	5,891
	Metso Oyj	142,408	5,868
	Stora Enso Oyj	630,633	4,398
^	Neste Oil Oyj	145,643	2,274
	Kesko Oyj Class B	73,319	2,201
			95,486
France (8.5%)
	Sanofi	1,207,793	130,581
	Total SA	2,166,749	109,068
	BNP Paribas SA	1,041,674	58,082
	Danone SA	602,263	45,933
	LVMH Moet Hennessy Louis Vuitton SA	264,241	45,789
*	L'Oreal SA	249,263	44,491
	Schneider Electric SA	552,543	42,124
	Air Liquide SA	332,048	42,069
	AXA SA	1,847,274	34,593
	European Aeronautic Defence and Space Co. NV	619,149	32,711
	Vivendi SA	1,409,341	31,924
	GDF Suez	1,390,116	29,804
^	Unibail-Rodamco SE	101,186	26,451
	Pernod-Ricard SA	209,336	25,930
*	Societe Generale SA	699,526	25,412
	Vinci SA	493,631	23,796
	Essilor International SA	209,805	23,639
	France Telecom SA	1,921,686	20,522
	Carrefour SA	623,080	18,505
	PPR	78,689	17,333
	Cie Generale des Etablissements Michelin	194,311	16,431
	Cie de St-Gobain	401,286	16,071
	Lafarge SA	195,063	12,628
	ArcelorMittal	1,000,831	12,371
	Renault SA	177,695	12,264
	Technip SA	113,562	12,181
	Safran SA	240,607	11,827
	Legrand SA	246,336	11,496
	Publicis Groupe SA	164,153	11,415
	SES	317,818	9,912

3

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Christian Dior SA	56,242	9,816
*	Credit Agricole SA	1,069,077	9,793
	Alstom SA	230,682	9,474
	Sodexo	96,254	8,050
	Dassault Systemes SA	65,924	8,048
	Cap Gemini SA	157,871	7,279
	Bureau Veritas SA	58,145	7,125
	Edenred	212,531	7,080
	Gemalto NV	81,938	6,698
	Electricite de France SA	278,358	6,232
	Accor SA	184,331	6,103
	STMicroelectronics NV	688,033	5,987
	Casino Guichard Perrachon SA	55,157	5,966
	Vallourec SA	121,430	5,828
	Veolia Environnement SA	403,231	5,578
	Iliad SA	24,301	5,561
	Arkema SA	54,627	5,121
	Zodiac Aerospace	40,329	5,060
	Eutelsat Communications SA	134,839	4,872
	Valeo SA	83,680	4,868
	Bouygues SA	170,901	4,775
	Thales SA	105,869	4,600
	SCOR SE	149,410	4,535
	Lagardere SCA	120,320	4,472
	Klepierre	103,830	4,406
	Natixis	984,113	4,314
	Groupe Eurotunnel SA	489,575	4,102
*	Cie Generale de Geophysique - Veritas	182,394	3,946
	Suez Environnement Co.	270,696	3,885
	AtoS	55,686	3,879
	Aeroports de Paris	42,127	3,813
	Wendel SA	33,335	3,613
	Rexel SA	161,859	3,565
*,^	Alcatel-Lucent	2,407,362	3,316
	Societe BIC SA	28,675	3,058
	Hermes International	8,846	2,987
	Remy Cointreau SA	23,147	2,694
^	Fonciere Des Regions	33,263	2,654
	Bollore SA	5,719	2,411
^	Gecina SA	19,523	2,353
	CNP Assurances	164,363	2,330
	Imerys SA	34,501	2,272
^	ICADE	24,263	2,243
	SEB SA	27,994	2,030
	JCDecaux SA	70,752	1,947
*,^	Peugeot SA	227,454	1,821
	Eiffage SA	40,992	1,818
	Eurazeo	34,118	1,810
*	Air France-KLM	159,754	1,618
	BioMerieux	15,116	1,438
	Euler Hermes SA	13,989	1,338
	Eramet	11,281	1,211
	Societe Television Francaise 1	112,284	1,186
	Ipsen SA	28,318	1,013
			1,187,345
Germany (7.6%)
^	Bayer AG	882,054	92,216
^	BASF SE	984,643	92,175
	Siemens AG	878,363	91,777
	SAP AG	953,359	76,004
	Allianz SE	485,638	71,836
	Daimler AG	984,702	54,597
	Deutsche Bank AG	1,002,480	46,147
	Deutsche Telekom AG	3,211,193	38,034

4

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Linde AG	197,430	37,382
^	E.ON SE	1,951,087	35,433
^	Muenchener Rueckversicherungs AG	170,117	34,075
	Bayerische Motoren Werke AG	346,730	32,062
^	Volkswagen AG Prior Pfd.	154,254	31,326
	Adidas AG	223,148	23,334
	Deutsche Post AG	898,629	21,361
^	RWE AG	516,136	18,601
	Henkel AG & Co. KGaA Prior Pfd.	185,230	17,487
	Fresenius Medical Care AG & Co. KGaA	226,256	15,588
	Fresenius SE & Co. KGaA	110,046	13,806
^	Porsche Automobil Holding SE Prior Pfd.	162,964	12,797
*	Continental AG	106,429	12,659
	Deutsche Boerse AG	198,738	12,420
	Beiersdorf AG	120,696	10,933
	HeidelbergCement AG	149,661	10,804
	Henkel AG & Co. KGaA	134,721	10,560
^	Merck KGaA	68,744	10,473
	Infineon Technologies AG	1,156,896	9,151
	K&S AG	203,697	9,018
	Kabel Deutschland Holding AG	94,211	8,943
	Brenntag AG	47,685	8,143
*	ThyssenKrupp AG	410,658	7,445
	Lanxess AG	88,549	6,467
	GEA Group AG	188,475	6,387
*	Commerzbank AG	465,302	6,280
^	Volkswagen AG	31,329	6,104
^	Hannover Rueckversicherung SE	64,174	5,429
*	MAN SE	45,010	5,050
*	QIAGEN NV	251,559	4,986
	Deutsche Lufthansa AG	243,622	4,878
	Metro AG	141,411	4,417
	Daimler AG	79,466	4,378
	Bilfinger SE	39,929	4,008
^	MTU Aero Engines Holding AG	35,972	3,407
	Hugo Boss AG	25,709	2,996
	Suedzucker AG	74,017	2,986
	Fuchs Petrolub AG	37,770	2,878
	United Internet AG	103,230	2,834
*	Hochtief AG	35,223	2,451
^	Software AG	69,247	2,427
	Fraport AG Frankfurt Airport Services Worldwide	39,236	2,348
	Celesio AG	99,089	1,962
	Salzgitter AG	45,097	1,775
^	Axel Springer AG	38,961	1,644
	Fuchs Petrolub AG Prior Pfd.	19,263	1,626
*	TUI AG	147,430	1,566
	Fielmann AG	13,403	1,293
*	Puma SE	4,013	1,244
^	Wacker Chemie AG	15,862	1,214
*	Deutsche Postbank AG	16,290	706
*	Generali Deutschland Holding AG	3,999	535
			1,060,863
Greece (0.0%)
*	Hellenic Telecommunications Organization SA	261,410	2,282
	Hellenic Petroleum SA	74,770	827
	Coca Cola Hellenic Bottling Co. SA	4,108	101
			3,210
Hong Kong (3.5%)
	AIA Group Ltd.	12,846,371	57,147
	Hutchison Whampoa Ltd.	2,545,399	27,692
	Sun Hung Kai Properties Ltd.	1,642,728	23,754
	Cheung Kong Holdings Ltd.	1,407,824	21,246
	Hong Kong Exchanges and Clearing Ltd.	1,226,716	20,689

5

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Hong Kong & China Gas Co. Ltd.	5,474,221	16,489
	Jardine Matheson Holdings Ltd.	249,600	16,214
	CLP Holdings Ltd.	1,645,920	14,518
	Wharf Holdings Ltd.	1,616,575	14,439
	Link REIT	2,440,003	13,832
	Power Assets Holdings Ltd.	1,413,802	13,825
	Hang Seng Bank Ltd.	816,890	13,683
	Sands China Ltd.	2,579,210	13,561
	BOC Hong Kong Holdings Ltd.	3,840,449	13,235
	Want Want China Holdings Ltd.	7,028,000	11,165
*	Galaxy Entertainment Group Ltd.	2,232,864	10,024
	Jardine Strategic Holdings Ltd.	239,500	9,352
	Hang Lung Properties Ltd.	2,388,605	9,301
	Swire Pacific Ltd. Class A	722,967	9,200
	Hongkong Land Holdings Ltd.	1,256,000	9,145
	Li & Fung Ltd.	6,131,264	7,958
	Henderson Land Development Co. Ltd.	996,903	7,234
	New World Development Co. Ltd.	3,999,025	6,991
	MTR Corp. Ltd.	1,478,108	6,101
	Bank of East Asia Ltd.	1,402,566	5,779
	Tingyi Cayman Islands Holding Corp.	2,022,000	5,594
	Sino Land Co. Ltd.	3,134,400	5,165
	Hang Lung Group Ltd.	868,000	5,124
	Prada SPA	544,600	4,918
	SJM Holdings Ltd.	1,946,457	4,914
	Wheelock & Co. Ltd.	864,132	4,815
	Swire Properties Ltd.	1,245,155	4,452
	China Mengniu Dairy Co. Ltd.	1,403,000	3,949
	Cheung Kong Infrastructure Holdings Ltd.	531,498	3,860
	AAC Technologies Holdings Inc.	745,000	3,647
	Samsonite International SA	1,362,900	3,361
*	Wynn Macau Ltd.	1,104,336	3,359
	Hysan Development Co. Ltd.	666,359	3,309
	Sun Art Retail Group Ltd.	2,335,000	3,265
	Techtronic Industries Co.	1,338,500	3,208
	Kerry Properties Ltd.	684,229	3,105
	First Pacific Co. Ltd.	2,220,808	3,076
	Yue Yuen Industrial Holdings Ltd.	886,062	3,071
	Shangri-La Asia Ltd.	1,526,913	2,958
^	Esprit Holdings Ltd.	1,981,100	2,786
	ASM Pacific Technology Ltd.	254,937	2,632
	NWS Holdings Ltd.	1,435,318	2,566
	Television Broadcasts Ltd.	307,700	2,321
	Hopewell Holdings Ltd.	580,101	2,245
	VTech Holdings Ltd.	169,900	2,168
	PCCW Ltd.	4,179,497	2,130
	Wing Hang Bank Ltd.	183,381	1,929
	Cathay Pacific Airways Ltd.	1,087,747	1,917
	MGM China Holdings Ltd.	808,851	1,909
*	Semiconductor Manufacturing International Corp.	22,804,000	1,661
	Melco International Development Ltd.	848,000	1,655
^	Chow Tai Fook Jewellery Group Ltd.	1,170,600	1,578
	Shougang Fushan Resources Group Ltd.	3,836,000	1,501
	Champion REIT	2,716,000	1,431
	Xinyi Glass Holdings Ltd.	2,008,000	1,377
	L'Occitane International SA	471,500	1,369
	Orient Overseas International Ltd.	212,931	1,267
	Uni-President China Holdings Ltd.	1,149,000	1,249
	New World China Land Ltd.	2,760,000	1,215
	Great Eagle Holdings Ltd.	269,000	1,142
	Lifestyle International Holdings Ltd.	498,500	1,102
	Cafe de Coral Holdings Ltd.	346,000	1,100
	Johnson Electric Holdings Ltd.	1,540,500	1,050
	Shun Tak Holdings Ltd.	1,940,000	1,022

6

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	Huabao International Holdings Ltd.	2,075,000	953
*	Foxconn International Holdings Ltd.	2,378,000	920
*	United Co. RUSAL plc	1,779,000	890
	Parkson Retail Group Ltd.	1,493,500	809
	Shui On Land Ltd.	2,413,500	800
	Texwinca Holdings Ltd.	662,000	774
	Dah Sing Financial Holdings Ltd.	142,000	747
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,332,000	711
*	Brightoil Petroleum Holdings Ltd.	3,172,000	606
	China Travel International Inv	2,788,000	569
	Dah Sing Banking Group Ltd.	346,400	510
	Kowloon Development Co. Ltd.	367,000	487
	Hopewell Highway Infrastructure Ltd.	984,000	486
^	China Rongsheng Heavy Industries Group Holdings Ltd.	3,054,500	446
*	Mongolian Mining Corp.	670,500	200
	Hutchison Harbour Ring Ltd.	2,110,000	171
*	Shui On Land Ltd. Rights Exp. 05/08/2013	804,500	85
			500,210
Ireland (0.3%)
	CRH plc	773,332	16,653
	Kerry Group plc Class A	155,016	9,152
*	Bank of Ireland	27,258,141	6,073
	Ryanair Holdings plc ADR	138,652	6,009
*	Elan Corp. plc	511,315	5,919
	WPP plc ADR	19,184	1,583
	Ryanair Holdings plc	65,012	506
			45,895
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	926,944	35,589
	Israel Chemicals Ltd.	471,644	5,620
*	Bank Hapoalim BM	1,050,072	4,885
*	Bank Leumi Le-Israel BM	1,328,924	4,724
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,996,218	2,900
*	NICE Systems Ltd.	57,979	2,057
*	Mellanox Technologies Ltd.	35,420	1,856
*	Israel Corp. Ltd.	2,646	1,704
*	Israel Discount Bank Ltd. Class A	841,182	1,414
	Delek Group Ltd.	5,221	1,376
*	Mizrahi Tefahot Bank Ltd.	119,917	1,227
	Azrieli Group	38,719	1,118
	Elbit Systems Ltd.	25,563	1,067
	Gazit-Globe Ltd.	77,410	1,030
	Osem Investments Ltd.	41,348	837
*	Paz Oil Co. Ltd.	5,077	792
*	EZchip Semiconductor Ltd.	30,123	683
	Partner Communications Co. Ltd.	93,422	647
	Harel Insurance Investments & Financial Services Ltd.	11,733	584
	Cellcom Israel Ltd. (Registered)	52,936	513
	Strauss Group Ltd.	33,921	500
*	Oil Refineries Ltd.	853,985	447
	Shikun & Binui Ltd.	212,173	444
*	Delek Energy Systems Ltd.	766	377
	Clal Insurance Enterprises Holdings Ltd.	21,147	350
	Migdal Insurance & Financial Holding Ltd.	210,771	346
*	Ormat Industries	55,636	331
*	First International Bank Of Israel Ltd.	21,355	311
	Shufersal Ltd.	69,837	254
	Delek Automotive Systems Ltd.	21,008	225
*	Koor Industries Ltd.	4,934	70
			74,278
Italy (2.0%)
	Eni SPA	2,627,426	62,707
	Enel SPA	6,918,590	26,757

7

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	UniCredit SPA	4,752,128	24,838
	Assicurazioni Generali SPA	1,330,986	24,445
	Intesa Sanpaolo SPA (Registered)	11,741,265	21,323
	Tenaris SA	504,872	11,256
	Fiat Industrial SPA	889,179	10,041
	Luxottica Group SPA	185,087	9,586
	Telecom Italia SPA (Registered)	11,169,125	9,487
	Snam SPA	1,808,132	8,898
	Saipem SPA	265,679	7,539
	Terna Rete Elettrica Nazionale SPA	1,390,433	6,508
	Atlantia SPA	331,302	5,923
*	Fiat SPA	905,764	5,428
	Prysmian SPA	224,974	4,541
^	Telecom Italia SPA (Bearer)	6,413,276	4,454
	Unione di Banche Italiane SCPA	920,068	3,848
	Enel Green Power SPA	1,649,582	3,519
	Mediobanca SPA	449,176	2,859
*	Banco Popolare SC	1,875,192	2,709
	Pirelli & C. SPA	242,848	2,526
	Davide Campari-Milano SPA	300,957	2,444
*	Finmeccanica SPA	405,595	2,113
	Exor SPA	63,725	1,931
	Mediaset SPA	713,553	1,848
*,^	Banca Monte dei Paschi di Siena SPA	6,330,022	1,786
	Lottomatica Group SPA	69,705	1,778
	Mediolanum SPA	226,371	1,525
	Autogrill SPA	110,567	1,432
	Buzzi Unicem SPA	77,194	1,182
	Exor SPA Prior Pfd.	37,419	1,124
	Parmalat SPA	317,974	981
			277,336
Japan (22.0%)
	Toyota Motor Corp.	2,825,498	163,986
	Mitsubishi UFJ Financial Group Inc.	15,091,219	102,392
	Honda Motor Co. Ltd.	1,912,796	76,325
	Sumitomo Mitsui Financial Group Inc.	1,432,855	67,727
	Mizuho Financial Group Inc.	25,521,997	56,160
	Softbank Corp.	991,991	49,197
	Japan Tobacco Inc.	1,240,709	46,900
	Takeda Pharmaceutical Co. Ltd.	825,422	45,317
	Mitsubishi Estate Co. Ltd.	1,348,650	43,927
	Canon Inc.	1,207,011	43,410
	East Japan Railway Co.	408,674	34,499
	Seven & I Holdings Co. Ltd.	830,208	31,935
	FANUC Corp.	209,038	31,555
	Hitachi Ltd.	4,809,269	30,735
	Mitsui Fudosan Co. Ltd.	900,486	30,646
	Nomura Holdings Inc.	3,735,231	30,527
	Shin-Etsu Chemical Co. Ltd.	438,616	29,568
	Astellas Pharma Inc.	493,084	28,739
	Nissan Motor Co. Ltd.	2,700,744	28,175
	KDDI Corp.	582,338	28,003
	Komatsu Ltd.	1,013,779	27,775
	Mitsubishi Corp.	1,531,009	27,562
	Bridgestone Corp.	709,554	26,781
	Mitsui & Co. Ltd.	1,841,655	25,372
	NTT DOCOMO Inc.	14,969	24,787
	Toshiba Corp.	4,374,301	24,121
	Nippon Steel & Sumitomo Metal Corp.	9,000,996	23,974
	Sumitomo Realty & Development Co. Ltd.	506,818	23,953
	Mitsubishi Heavy Industries Ltd.	3,410,353	23,518
	Central Japan Railway Co.	192,895	23,264
	Tokio Marine Holdings Inc.	718,385	22,830
	Denso Corp.	508,044	22,781

8

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Nippon Telegraph & Telephone Corp.	424,673	21,119
	Fast Retailing Co. Ltd.	56,455	20,703
	ITOCHU Corp.	1,651,565	20,478
	Mitsubishi Electric Corp.	2,101,924	20,038
	Sumitomo Mitsui Trust Holdings Inc.	3,886,806	19,533
	Kao Corp.	560,069	19,366
	Kubota Corp.	1,340,706	19,258
	ORIX Corp.	1,173,000	17,999
	Kyocera Corp.	172,130	17,510
	Sony Corp.	1,061,280	17,445
	Murata Manufacturing Co. Ltd.	213,328	17,372
	Kirin Holdings Co. Ltd.	944,425	16,526
	Daiwa Securities Group Inc.	1,861,789	16,519
*	Panasonic Corp.	2,263,973	16,316
	MS&AD Insurance Group Holdings	582,575	15,631
	Keyence Corp.	48,565	15,412
	Tokyo Gas Co. Ltd.	2,674,627	15,267
	Sumitomo Corp.	1,197,892	14,996
	Otsuka Holdings Co. Ltd.	409,649	14,773
	Daiichi Sankyo Co. Ltd.	739,434	14,468
	Dai-ichi Life Insurance Co. Ltd.	10,217	14,084
	JX Holdings Inc.	2,575,857	13,987
	Daiwa House Industry Co. Ltd.	600,132	13,564
	Eisai Co. Ltd.	293,739	13,405
	SMC Corp.	66,002	13,232
	Marubeni Corp.	1,773,013	12,727
	Fuji Heavy Industries Ltd.	674,172	12,725
	Nintendo Co. Ltd.	113,077	12,481
	Secom Co. Ltd.	220,543	12,301
	Inpex Corp.	2,452	11,866
	Toray Industries Inc.	1,649,923	11,600
	Nitto Denko Corp.	175,670	11,541
	Suzuki Motor Corp.	444,887	11,432
	Daikin Industries Ltd.	283,876	11,400
	Asahi Group Holdings Ltd.	458,046	11,390
	Sumitomo Electric Industries Ltd.	815,009	10,839
	Resona Holdings Inc.	2,007,386	10,715
	JFE Holdings Inc.	491,781	10,678
	Tokyu Corp.	1,344,264	10,660
	NKSJ Holdings Inc.	411,052	10,433
*	Kansai Electric Power Co. Inc.	825,809	10,089
	FUJIFILM Holdings Corp.	487,473	10,014
	West Japan Railway Co.	202,215	9,784
	Chubu Electric Power Co. Inc.	755,136	9,776
*	Mazda Motor Corp.	2,831,455	9,702
	Terumo Corp.	193,982	9,637
	Asahi Kasei Corp.	1,418,069	9,533
	Ajinomoto Co. Inc.	684,253	9,391
	Tokyo Electron Ltd.	182,569	9,345
	Hoya Corp.	462,936	9,276
	Osaka Gas Co. Ltd.	2,106,036	9,128
	Isuzu Motors Ltd.	1,362,312	9,079
	Oriental Land Co. Ltd.	56,147	9,077
	Sekisui House Ltd.	605,514	9,076
	Aeon Co. Ltd.	634,896	8,988
^	Kintetsu Corp.	1,722,398	8,712
	Hankyu Hanshin Holdings Inc.	1,344,636	8,707
	Shionogi & Co. Ltd.	343,393	8,446
	Ricoh Co. Ltd.	745,542	8,296
	Yamato Holdings Co. Ltd.	429,451	8,284
	Shizuoka Bank Ltd.	672,033	8,226
	T&D Holdings Inc.	703,527	8,195
	Makita Corp.	134,153	8,183
	Nikon Corp.	374,733	8,156

9

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Unicharm Corp.	125,526	8,117
	Bank of Yokohama Ltd.	1,332,925	8,109
	Daito Trust Construction Co. Ltd.	83,380	8,085
^	Nidec Corp.	118,368	8,050
	Odakyu Electric Railway Co. Ltd.	665,360	8,013
	Asahi Glass Co. Ltd.	1,012,839	7,958
	Fujitsu Ltd.	1,894,221	7,956
	Sumitomo Metal Mining Co. Ltd.	567,019	7,938
	Aisin Seiki Co. Ltd.	210,096	7,584
	Shimano Inc.	85,034	7,407
	Toyota Industries Corp.	180,288	7,382
	NEC Corp.	2,772,384	7,202
	Yahoo Japan Corp.	14,225	7,148
*	Olympus Corp.	283,007	7,106
	JGC Corp.	238,766	7,075
	Mitsubishi Chemical Holdings Corp.	1,442,615	7,036
	Dentsu Inc.	201,271	6,997
	Omron Corp.	221,446	6,995
*	Tokyo Electric Power Co. Inc.	1,556,344	6,889
	LIXIL Group Corp.	305,587	6,870
	Toyota Tsusho Corp.	244,850	6,819
*	Kyushu Electric Power Co. Inc.	492,386	6,802
	Tobu Railway Co. Ltd.	1,144,173	6,651
	Ono Pharmaceutical Co. Ltd.	99,121	6,537
	Dai Nippon Printing Co. Ltd.	663,088	6,493
	Chiba Bank Ltd.	823,281	6,392
	Keikyu Corp.	557,142	6,166
	Isetan Mitsukoshi Holdings Ltd.	386,322	6,157
	Shiseido Co. Ltd.	412,924	5,913
	Chugai Pharmaceutical Co. Ltd.	236,813	5,896
	Tokyu Land Corp.	469,699	5,775
	Sekisui Chemical Co. Ltd.	455,600	5,737
	IHI Corp.	1,515,725	5,652
	Kuraray Co. Ltd.	370,784	5,631
	Sega Sammy Holdings Inc.	212,510	5,583
*	Tohoku Electric Power Co. Inc.	518,366	5,552
	Keio Corp.	644,923	5,548
	Sumitomo Chemical Co. Ltd.	1,638,827	5,488
	Lawson Inc.	69,442	5,467
	Kawasaki Heavy Industries Ltd.	1,638,737	5,226
	Nippon Express Co. Ltd.	975,931	5,080
	Yakult Honsha Co. Ltd.	116,025	5,057
	Sysmex Corp.	77,080	4,971
	Mitsui OSK Lines Ltd.	1,193,445	4,970
	Credit Saison Co. Ltd.	169,677	4,963
	Hirose Electric Co. Ltd.	34,517	4,963
	JSR Corp.	215,044	4,950
	Toppan Printing Co. Ltd.	643,365	4,902
	Hisamitsu Pharmaceutical Co. Inc.	83,033	4,882
	Chugoku Electric Power Co. Inc.	339,055	4,867
	TDK Corp.	131,007	4,791
*	Mitsubishi Motors Corp.	4,025,262	4,755
	Fukuoka Financial Group Inc.	917,186	4,692
	Joyo Bank Ltd.	754,920	4,640
	J Front Retailing Co. Ltd.	551,766	4,636
	Obayashi Corp.	748,751	4,607
	SBI Holdings Inc.	237,309	4,597
	Hino Motors Ltd.	298,537	4,560
	Shinsei Bank Ltd.	1,610,014	4,519
	Nippon Yusen KK	1,719,399	4,489
	Yamada Denki Co. Ltd.	92,572	4,467
	Electric Power Development Co. Ltd.	155,964	4,454
	Daihatsu Motor Co. Ltd.	219,904	4,362
	Santen Pharmaceutical Co. Ltd.	85,454	4,289

10

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	NTT Data Corp.	1,344	4,255
	Tokyo Tatemono Co. Ltd.	456,000	4,226
	Yokohama Rubber Co. Ltd.	317,000	4,163
	Yamaha Motor Co. Ltd.	297,785	4,154
	NSK Ltd.	503,670	4,074
	Bank of Kyoto Ltd.	387,114	4,073
	Taisei Corp.	1,184,959	3,958
	NGK Spark Plug Co. Ltd.	233,545	3,937
	Konica Minolta Inc.	548,713	3,877
	Aozora Bank Ltd.	1,232,267	3,861
	Suruga Bank Ltd.	216,741	3,835
	Mitsubishi Materials Corp.	1,331,591	3,820
	Namco Bandai Holdings Inc.	208,507	3,800
	TOTO Ltd.	364,179	3,777
	Nissin Foods Holdings Co. Ltd.	83,763	3,757
^	Dena Co. Ltd.	131,564	3,748
	NGK Insulators Ltd.	309,548	3,742
	Taisho Pharmaceutical Holdings Co. Ltd.	49,918	3,701
	Kyowa Hakko Kirin Co. Ltd.	298,957	3,670
	Kikkoman Corp.	192,537	3,655
	Mitsubishi Tanabe Pharma Corp.	238,973	3,635
	Shimamura Co. Ltd.	28,760	3,635
	Sumitomo Rubber Industries Ltd.	196,298	3,625
*,^	Sharp Corp.	1,042,112	3,618
	Oji Holdings Corp.	1,007,649	3,597
	Rohm Co. Ltd.	101,336	3,582
	Takashimaya Co. Ltd.	302,978	3,581
	Toyo Suisan Kaisha Ltd.	104,971	3,567
*	Kobe Steel Ltd.	2,718,822	3,551
	Hachijuni Bank Ltd.	521,029	3,547
	Kansai Paint Co. Ltd.	272,717	3,499
	Iyo Bank Ltd.	331,237	3,469
	Nomura Real Estate Holdings Inc.	127,605	3,431
	MEIJI Holdings Co. Ltd.	75,555	3,411
	Hulic Co. Ltd.	304,981	3,392
	Mitsubishi Gas Chemical Co. Inc.	443,068	3,387
	Hokuhoku Financial Group Inc.	1,437,000	3,353
	Taiheiyo Cement Corp.	1,289,623	3,349
	Keisei Electric Railway Co. Ltd.	316,312	3,344
	Asics Corp.	185,182	3,343
	Nippon Meat Packers Inc.	216,237	3,321
	Yaskawa Electric Corp.	268,578	3,286
	Amada Co. Ltd.	408,743	3,280
	Japan Airlines Co. Ltd.	64,368	3,269
	Marui Group Co. Ltd.	281,496	3,268
	Toho Gas Co. Ltd.	546,095	3,256
	Miraca Holdings Inc.	63,697	3,176
	Toho Co. Ltd.	142,800	3,175
	Nomura Research Institute Ltd.	105,378	3,174
	Stanley Electric Co. Ltd.	164,632	3,158
	Hiroshima Bank Ltd.	597,302	3,149
	Suzuken Co. Ltd.	80,664	3,141
	Trend Micro Inc.	111,255	3,119
	Benesse Holdings Inc.	70,350	3,118
	Dainippon Sumitomo Pharma Co. Ltd.	169,375	3,111
	Brother Industries Ltd.	270,383	3,092
	Kajima Corp.	967,658	3,090
	Nitori Holdings Co. Ltd.	40,791	3,077
	FamilyMart Co. Ltd.	67,226	3,072
	Alfresa Holdings Corp.	51,272	3,050
	Gunma Bank Ltd.	478,958	3,047
	Hamamatsu Photonics KK	73,831	3,044
	TonenGeneral Sekiyu KK	300,576	3,037
	Chugoku Bank Ltd.	173,878	3,032

11

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Mitsubishi UFJ Lease & Finance Co. Ltd.	533,860	3,016
	Nisshin Seifun Group Inc.	233,079	3,011
	Sanrio Co. Ltd.	59,741	3,000
^	AEON Financial Service Co. Ltd.	99,710	2,989
	Don Quijote Co. Ltd.	54,808	2,986
*	Shikoku Electric Power Co. Inc.	164,446	2,981
	Rinnai Corp.	37,480	2,980
	Air Water Inc.	183,928	2,978
	USS Co. Ltd.	22,675	2,909
^	ANA Holdings Inc.	1,332,648	2,903
	Nippon Paint Co. Ltd.	243,000	2,883
	Nagoya Railroad Co. Ltd.	929,000	2,883
	Hokuriku Electric Power Co.	195,132	2,878
	MISUMI Group Inc.	93,300	2,849
	Yamaguchi Financial Group Inc.	261,631	2,841
	MediPal Holdings Corp.	180,994	2,840
	Sumitomo Heavy Industries Ltd.	634,770	2,826
	Mitsubishi Logistics Corp.	157,575	2,817
	Shimizu Corp.	697,359	2,807
	Sony Financial Holdings Inc.	198,229	2,800
	Aeon Mall Co. Ltd.	86,850	2,796
	Nippon Kayaku Co. Ltd.	188,000	2,711
	Advantest Corp.	180,817	2,709
	Yokogawa Electric Corp.	265,867	2,704
	Daicel Corp.	334,689	2,701
	THK Co. Ltd.	127,215	2,679
	Hitachi Construction Machinery Co. Ltd.	112,152	2,668
*	Hokkaido Electric Power Co. Inc.	210,039	2,665
	Kurita Water Industries Ltd.	129,657	2,662
^	Showa Denko KK	1,637,002	2,643
	Nishi-Nippon City Bank Ltd.	785,195	2,619
	Teijin Ltd.	1,079,082	2,600
	Keihan Electric Railway Co. Ltd.	602,000	2,590
	JTEKT Corp.	252,879	2,578
	Sankyo Co. Ltd.	56,182	2,561
	Kamigumi Co. Ltd.	268,413	2,517
	Seven Bank Ltd.	697,149	2,476
	Ibiden Co. Ltd.	139,212	2,440
	Toyo Seikan Group Holdings Ltd.	176,481	2,419
	Ryohin Keikaku Co. Ltd.	25,400	2,399
	Koito Manufacturing Co. Ltd.	122,744	2,375
	Tsumura & Co.	72,469	2,368
	Ube Industries Ltd.	1,166,176	2,358
	Konami Corp.	103,259	2,356
	Nabtesco Corp.	105,598	2,330
	77 Bank Ltd.	392,000	2,327
	Mitsui Chemicals Inc.	1,004,133	2,324
	Zeon Corp.	214,000	2,304
	Shimadzu Corp.	315,050	2,302
	Idemitsu Kosan Co. Ltd.	26,910	2,277
	Park24 Co. Ltd.	112,817	2,276
	Nissan Chemical Industries Ltd.	174,700	2,264
	Sojitz Corp.	1,428,182	2,242
	Hakuhodo DY Holdings Inc.	26,727	2,203
	Nippon Electric Glass Co. Ltd.	428,986	2,190
	Fuji Electric Co. Ltd.	639,559	2,188
	Taiyo Nippon Sanso Corp.	324,212	2,154
	Casio Computer Co. Ltd.	255,102	2,114
	Tosoh Corp.	640,000	2,111
	Kaneka Corp.	346,752	2,089
*	Haseko Corp.	1,424,500	2,081
	Toyoda Gosei Co. Ltd.	79,012	2,051
	Yamazaki Baking Co. Ltd.	155,007	2,029
	Citizen Holdings Co. Ltd.	331,959	1,964

12

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	NHK Spring Co. Ltd.	181,045	1,960
	Japan Steel Works Ltd.	384,025	1,951
	Denki Kagaku Kogyo KK	530,633	1,941
	Yamaha Corp.	180,190	1,932
	Shiga Bank Ltd.	274,000	1,930
	Sawai Pharmaceutical Co. Ltd.	14,900	1,925
	Obic Co. Ltd.	7,210	1,902
	Hitachi Chemical Co. Ltd.	121,098	1,898
	Daido Steel Co. Ltd.	345,580	1,884
	Otsuka Corp.	18,166	1,883
	DIC Corp.	841,000	1,883
	Kakaku.com Inc.	72,800	1,882
^	Seiko Epson Corp.	163,700	1,877
	Taiyo Yuden Co. Ltd.	128,100	1,856
*,^	Acom Co. Ltd.	45,095	1,848
	Nichirei Corp.	314,000	1,847
	Chiyoda Corp.	179,364	1,844
	Furukawa Electric Co. Ltd.	728,514	1,844
	Sapporo Holdings Ltd.	403,000	1,835
	Ebara Corp.	436,000	1,831
	Sotetsu Holdings Inc.	470,000	1,829
	Aoyama Trading Co. Ltd.	61,000	1,825
	Dowa Holdings Co. Ltd.	254,000	1,821
	Kewpie Corp.	119,500	1,802
	Maruichi Steel Tube Ltd.	71,052	1,797
	COMSYS Holdings Corp.	133,600	1,769
	M3 Inc.	778	1,760
	Hitachi High-Technologies Corp.	70,153	1,753
	Takara Holdings Inc.	204,000	1,750
*,^	Aiful Corp.	152,400	1,741
	Glory Ltd.	62,800	1,726
	Showa Shell Sekiyu KK	214,022	1,718
^	GS Yuasa Corp.	404,439	1,715
	NTT Urban Development Corp.	1,156	1,714
	Sugi Holdings Co. Ltd.	44,500	1,708
	NOK Corp.	118,194	1,704
	Nippon Shokubai Co. Ltd.	173,000	1,702
^	Nippon Paper Industries Co. Ltd.	113,410	1,699
	Keiyo Bank Ltd.	275,000	1,692
	Sumitomo Forestry Co. Ltd.	140,800	1,678
	Azbil Corp.	77,500	1,673
	Nishi-Nippon Railroad Co. Ltd.	405,000	1,660
	Nagase & Co. Ltd.	129,600	1,659
	Toyobo Co. Ltd.	948,000	1,654
	Disco Corp.	25,600	1,654
	UNY Group Holdings Co. Ltd.	231,700	1,649
	K's Holdings Corp.	46,500	1,639
	Kobayashi Pharmaceutical Co. Ltd.	29,900	1,634
	Lion Corp.	277,000	1,618
	Juroku Bank Ltd.	379,000	1,611
	Sundrug Co. Ltd.	36,500	1,605
	KYORIN Holdings Inc.	59,300	1,584
	Yamato Kogyo Co. Ltd.	47,889	1,584
	Hoshizaki Electric Co. Ltd.	47,500	1,582
	Ito En Ltd.	65,000	1,566
	Hitachi Metals Ltd.	150,116	1,552
*	Cosmo Oil Co. Ltd.	643,525	1,537
	Oracle Corp. Japan	35,424	1,518
	Rohto Pharmaceutical Co. Ltd.	107,000	1,499
	Musashino Bank Ltd.	35,200	1,497
	Nexon Co. Ltd.	123,163	1,495
	Jafco Co. Ltd.	30,800	1,492
	Mabuchi Motor Co. Ltd.	27,458	1,491
	Mitsui Engineering & Shipbuilding Co. Ltd.	805,000	1,489

13

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Wacoal Holdings Corp.	134,000	1,480
	Century Tokyo Leasing Corp.	50,000	1,476
	H2O Retailing Corp.	132,000	1,471
	Kagome Co. Ltd.	80,600	1,454
	Kawasaki Kisen Kaisha Ltd.	660,055	1,452
	Seino Holdings Co. Ltd.	166,000	1,452
	San-In Godo Bank Ltd.	170,000	1,450
	Daishi Bank Ltd.	366,000	1,448
	Shimachu Co. Ltd.	54,700	1,445
	Matsui Securities Co. Ltd.	114,600	1,442
	Higo Bank Ltd.	212,000	1,438
	Kaken Pharmaceutical Co. Ltd.	81,000	1,436
	Calbee Inc.	14,517	1,435
	NTN Corp.	555,000	1,415
	Alps Electric Co. Ltd.	184,600	1,407
	Ushio Inc.	136,755	1,393
	Itochu Techno-Solutions Corp.	29,154	1,387
	Mori Seiki Co. Ltd.	109,700	1,379
	Hokkoku Bank Ltd.	323,000	1,370
^	Gree Inc.	106,625	1,367
	Autobacs Seven Co. Ltd.	80,600	1,358
	Onward Holdings Co. Ltd.	145,000	1,355
	Fujikura Ltd.	361,000	1,353
	House Foods Corp.	77,300	1,348
	OKUMA Corp.	169,000	1,323
	Mitsui Mining & Smelting Co. Ltd.	585,000	1,319
	Hyakugo Bank Ltd.	263,000	1,317
	Ogaki Kyoritsu Bank Ltd.	353,000	1,313
	Senshu Ikeda Holdings Inc.	243,600	1,289
	Japan Petroleum Exploration Co.	32,455	1,289
	Coca-Cola West Co. Ltd.	68,791	1,279
*	Orient Corp.	363,000	1,259
	Sumitomo Osaka Cement Co. Ltd.	419,000	1,256
	Anritsu Corp.	83,900	1,255
	Nanto Bank Ltd.	282,000	1,244
	Kagoshima Bank Ltd.	168,000	1,230
	Rengo Co. Ltd.	254,000	1,230
	Hitachi Capital Corp.	49,200	1,227
	Nipro Corp.	122,300	1,221
	Minebea Co. Ltd.	373,000	1,192
	Nisshinbo Holdings Inc.	162,000	1,177
*	Dainippon Screen Manufacturing Co. Ltd.	227,000	1,171
	Sohgo Security Services Co. Ltd.	72,300	1,156
	Sumco Corp.	109,736	1,152
	Hyakujushi Bank Ltd.	290,000	1,147
	Hikari Tsushin Inc.	20,800	1,134
	Kinden Corp.	154,293	1,126
*	Nippon Sheet Glass Co. Ltd.	962,000	1,109
	SKY Perfect JSAT Holdings Inc.	2,200	1,107
	Izumi Co. Ltd.	40,900	1,104
	Tokai Rika Co. Ltd.	54,200	1,098
	Awa Bank Ltd.	185,000	1,094
	Fuji Media Holdings Inc.	503	1,093
	Toyota Boshoku Corp.	75,442	1,084
	Komeri Co. Ltd.	34,700	1,079
	Fukuyama Transporting Co. Ltd.	190,000	1,061
	SCSK Corp.	47,100	1,050
	KYB Co. Ltd.	192,000	1,049
	Matsumotokiyoshi Holdings Co. Ltd.	36,000	1,031
	Lintec Corp.	56,200	1,023
	Nippon Television Holdings Inc.	56,000	990
	Ezaki Glico Co. Ltd.	88,000	989
	Mochida Pharmaceutical Co. Ltd.	74,000	984
	North Pacific Bank Ltd.	276,300	951

14

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Square Enix Holdings Co. Ltd.	74,800	919
	Exedy Corp.	36,200	909
	Shochiku Co. Ltd.	90,000	906
	ABC-Mart Inc.	24,069	902
	Capcom Co. Ltd.	54,100	889
	Heiwa Corp.	42,500	882
	FP Corp.	13,200	876
	Kose Corp.	32,900	859
	Maeda Road Construction Co. Ltd.	56,000	847
	Point Inc.	17,140	833
	Tsuruha Holdings Inc.	8,500	828
	Nippo Corp.	55,000	824
	Canon Marketing Japan Inc.	56,300	820
	Asatsu-DK Inc.	31,900	817
	Kissei Pharmaceutical Co. Ltd.	37,200	807
	Toshiba TEC Corp.	135,000	798
	Kokuyo Co. Ltd.	98,000	791
	Pacific Metals Co. Ltd.	156,000	785
	Calsonic Kansei Corp.	165,000	784
	Sumitomo Bakelite Co. Ltd.	190,000	771
	Toda Corp.	258,000	761
	Tokai Carbon Co. Ltd.	220,000	743
	Hitachi Transport System Ltd.	46,400	738
	Cosmos Pharmaceutical Corp.	6,600	736
	Shinko Electric Industries Co. Ltd.	71,900	733
	Pola Orbis Holdings Inc.	20,700	733
	Takata Corp.	36,300	698
	Nisshin Steel Holdings Co. Ltd.	81,800	688
	Nissan Shatai Co. Ltd.	50,000	667
	Tokyo Broadcasting System Holdings Inc.	40,500	641
	PanaHome Corp.	79,000	622
	Sumitomo Real Estate Sales Co. Ltd.	7,910	550
	Kandenko Co. Ltd.	111,000	504
	Mitsubishi Shokuhin Co. Ltd.	15,500	457
	Hitachi Koki Co. Ltd.	52,400	455
	TV Asahi Corp.	21,400	447
	Tokai Rubber Industries Ltd.	38,800	436
	Toppan Forms Co. Ltd.	44,100	414
^	OSAKA Titanium Technologies Co.	19,600	390
	Kansai Urban Banking Corp.	275,000	376
	NS Solutions Corp.	16,900	344
*	Renesas Electronics Corp.	40,000	116
	Rakuten Inc.	87	1
	McDonald's Holdings Co. Japan Ltd.	18	1
			3,095,236
Netherlands (2.2%)
	Unilever NV	1,653,763	70,469
*	ING Groep NV	4,122,377	33,960
	Koninklijke Philips Electronics NV	1,020,465	28,245
^	ASML Holding NV	321,018	23,888
^	Heineken NV	307,170	21,740
^	Koninklijke Ahold NV	1,008,179	15,926
	Akzo Nobel NV	254,364	15,341
	Aegon NV	1,916,982	12,805
	Koninklijke DSM NV	193,859	12,495
^	Reed Elsevier NV	726,948	11,799
*	DE Master Blenders 1753 NV	629,600	10,001
^	Wolters Kluwer NV	321,042	7,104
^	Ziggo NV	176,665	6,318
^	Heineken Holding NV	104,223	6,280
	Fugro NV	82,291	4,755
	Randstad Holding NV	109,878	4,580
^	Koninklijke Vopak NV	70,746	3,918
	Koninklijke Boskalis Westminster NV	78,434	3,272

15

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Corio NV	69,609	3,224
*	SBM Offshore NV	192,638	3,091
	TNT Express NV	384,735	2,956
^	Koninklijke KPN NV	1,101,840	2,309
*,^	Koninklijke KPN NV Rights Exp. 05/14/2013	1,101,840	1,480
	ASML Holding NV	6,459	480
	Aegon NV	860	6
			306,442
New Zealand (0.1%)
	Fletcher Building Ltd.	729,253	5,533
	Auckland International Airport Ltd.	1,064,927	2,831
	SKYCITY Entertainment Group Ltd.	612,065	2,341
	Telecom Corp. of New Zealand Ltd.	986,061	2,202
	Sky Network Television Ltd.	410,522	2,014
	Contact Energy Ltd.	421,535	1,908
	Fisher & Paykel Healthcare Corp. Ltd.	572,666	1,302
	Kiwi Income Property Trust	1,052,180	1,059
	Chorus Ltd.	409,646	966
	Vector Ltd.	266,062	635
	Air New Zealand Ltd.	314,982	405
	Warehouse Group Ltd.	82,483	279
			21,475
Norway (0.8%)
	Statoil ASA	1,020,296	24,978
*,^	DNB ASA	1,142,713	18,713
	Telenor ASA	663,106	14,943
	Seadrill Ltd.	375,909	14,485
	Yara International ASA	170,166	7,993
^	Orkla ASA	819,119	7,386
	Subsea 7 SA	304,807	6,580
	Norsk Hydro ASA	841,662	3,964
	Schibsted ASA	86,207	3,752
^	Gjensidige Forsikring ASA	180,923	2,918
	Aker Solutions ASA	172,741	2,418
			108,130
Portugal (0.2%)
	EDP - Energias de Portugal SA	1,755,839	6,035
	Jeronimo Martins SGPS SA	214,399	5,114
	Galp Energia SGPS SA	246,216	3,946
	Portugal Telecom SGPS SA	582,008	3,037
*	Banco Espirito Santo SA	2,137,788	2,449
*	EDP Renovaveis SA	213,521	1,113
			21,694
Singapore (1.7%)
	Oversea-Chinese Banking Corp. Ltd.	2,887,905	25,494
	DBS Group Holdings Ltd.	1,829,742	24,960
	Singapore Telecommunications Ltd.	7,802,432	24,923
	United Overseas Bank Ltd.	1,247,988	21,687
	Keppel Corp. Ltd.	1,503,294	13,113
	CapitaLand Ltd.	2,718,252	8,290
	Genting Singapore plc	6,514,711	8,141
	Global Logistic Properties Ltd.	3,212,204	7,230
	Singapore Press Holdings Ltd.	1,694,823	6,142
	Wilmar International Ltd.	2,241,476	6,084
	Singapore Technologies Engineering Ltd.	1,633,512	5,846
	City Developments Ltd.	629,369	5,770
	Singapore Exchange Ltd.	876,442	5,337
	CapitaMall Trust	2,761,457	5,207
	Singapore Airlines Ltd.	535,934	4,840
	Hutchison Port Holdings Trust	5,375,185	4,469
	Ascendas REIT	1,952,869	4,373
	Jardine Cycle & Carriage Ltd.	106,821	4,234
	SembCorp Industries Ltd.	948,859	3,856

16

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Noble Group Ltd.	3,998,958	3,668
	Suntec REIT	2,161,000	3,417
	UOL Group Ltd.	572,799	3,326
	ComfortDelGro Corp. Ltd.	1,955,699	3,155
^	SembCorp Marine Ltd.	884,937	3,109
	StarHub Ltd.	800,991	3,080
	Golden Agri-Resources Ltd.	6,830,923	2,944
	CapitaCommercial Trust	2,040,408	2,841
	Keppel Land Ltd.	821,234	2,713
	CapitaMalls Asia Ltd.	1,446,974	2,474
^	Olam International Ltd.	1,501,134	2,051
	Venture Corp. Ltd.	263,000	1,776
	Yangzijiang Shipbuilding Holdings Ltd.	2,248,489	1,741
	Singapore Post Ltd.	1,514,000	1,587
	SIA Engineering Co. Ltd.	234,000	962
	SMRT Corp. Ltd.	742,000	892
*,^	Neptune Orient Lines Ltd.	964,000	860
	M1 Ltd.	310,000	851
	Wing Tai Holdings Ltd.	474,000	840
*,^	Yanlord Land Group Ltd.	705,000	810
	Cosco Corp. Singapore Ltd.	1,046,000	746
	Indofood Agri Resources Ltd.	462,000	400
			234,239
South Korea (4.2%)
	Samsung Electronics Co. Ltd.	112,201	155,176
	Hyundai Motor Co.	163,520	29,693
	POSCO	79,045	22,720
	Shinhan Financial Group Co. Ltd.	485,000	16,799
	Hyundai Mobis	71,396	16,233
*	SK Hynix Inc.	554,540	15,104
	Kia Motors Corp.	275,526	13,744
	KB Financial Group Inc.	411,600	13,460
	NHN Corp.	42,309	11,410
	LG Chem Ltd.	46,596	11,027
	Samsung Life Insurance Co. Ltd.	106,532	10,501
	Hana Financial Group Inc.	310,990	9,960
	KT&G Corp.	128,708	9,273
	LG Electronics Inc.	115,062	9,223
	SK Innovation Co. Ltd.	65,012	8,889
	Hyundai Heavy Industries Co. Ltd.	46,958	8,591
	Samsung Fire & Marine Insurance Co. Ltd.	41,384	8,517
	SK Telecom Co. Ltd.	42,341	7,453
	Samsung C&T Corp.	132,463	7,110
*	Korea Electric Power Corp.	245,480	7,078
*	LG Display Co. Ltd.	240,130	6,571
	Samsung Heavy Industries Co. Ltd.	189,360	6,041
	LG Corp.	95,581	5,702
	LG Household & Health Care Ltd.	9,982	5,613
	Samsung Electro-Mechanics Co. Ltd.	59,699	5,349
	Lotte Shopping Co. Ltd.	12,096	4,517
	KT Corp.	135,800	4,443
	E-Mart Co. Ltd.	22,323	4,361
	Cheil Industries Inc.	50,376	4,346
	Samsung SDI Co. Ltd.	36,494	4,255
	Orion Corp.	3,932	4,159
	Woori Finance Holdings Co. Ltd.	378,860	4,102
	Hyundai Steel Co.	59,012	4,100
	Hyundai Engineering & Construction Co. Ltd.	76,796	4,038
	SK Holdings Co. Ltd.	27,594	3,983
	S-Oil Corp.	44,579	3,594
	Kangwon Land Inc.	121,380	3,435
	Korea Zinc Co. Ltd.	11,340	3,273
	Hankook Tire Co. Ltd.	71,740	3,126
	Coway Co. Ltd.	59,657	3,023

17

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Samsung Securities Co. Ltd.	64,795	2,985
	Hyundai Glovis Co. Ltd.	16,935	2,851
	Amorepacific Corp.	3,393	2,774
	BS Financial Group Inc.	207,860	2,741
	GS Holdings	54,980	2,725
	Samsung Techwin Co. Ltd.	42,849	2,665
	Samsung Engineering Co. Ltd.	31,864	2,565
	OCI Co. Ltd.	19,511	2,512
	Hyundai Department Store Co. Ltd.	16,883	2,455
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	101,610	2,446
	CJ CheilJedang Corp.	8,029	2,377
	NCSoft Corp.	15,665	2,365
	Celltrion Inc.	80,939	2,324
	Lotte Chemical Corp.	15,471	2,290
	Cheil Worldwide Inc.	91,820	2,270
	LG Uplus Corp.	231,580	2,189
	Hyundai Wia Corp.	16,722	2,161
	Dongbu Insurance Co. Ltd.	52,770	2,132
	CJ Corp.	15,654	2,057
	Daelim Industrial Co. Ltd.	29,365	2,057
	Industrial Bank of Korea	176,350	2,021
	Daewoo Securities Co. Ltd.	201,530	2,002
	SK C&C Co. Ltd.	23,791	1,998
	Hyundai Marine & Fire Insurance Co. Ltd.	65,890	1,856
	DGB Financial Group Inc.	132,260	1,852
	Samsung Card Co. Ltd.	46,680	1,792
	Korea Investment Holdings Co. Ltd.	42,320	1,784
	Daewoo International Corp.	48,040	1,687
	Doosan Heavy Industries & Construction Co. Ltd.	44,610	1,662
	KCC Corp.	5,547	1,649
	Kumho Petro chemical Co. Ltd.	18,637	1,618
	Korea Gas Corp.	24,452	1,570
	Yuhan Corp.	8,238	1,570
	Hanwha Corp.	55,270	1,567
	Shinsegae Co. Ltd.	7,268	1,563
	Lotte Confectionery Co. Ltd.	869	1,516
*	Daewoo Engineering & Construction Co. Ltd.	210,400	1,446
	Hanwha Life Insurance Co. Ltd.	229,000	1,394
	Hyundai Development Co.	65,990	1,357
	LS Corp.	17,999	1,325
	Hyosung Corp.	25,681	1,294
	S-1 Corp.	22,442	1,268
*	Korean Air Lines Co. Ltd.	37,960	1,218
	AMOREPACIFIC Group	3,198	1,214
	Woori Investment & Securities Co. Ltd.	115,580	1,190
*	Doosan Infracore Co. Ltd.	99,200	1,178
	Daum Communications Corp.	14,364	1,174
	Hanwha Chemical Corp.	73,980	1,101
	NongShim Co. Ltd.	3,560	1,085
*	CJ Korea Express Co. Ltd.	11,229	1,082
	SK Networks Co. Ltd.	159,670	1,059
	Hyundai Mipo Dockyard	10,757	1,057
	Mirae Asset Securities Co. Ltd.	25,190	1,054
	Doosan Corp.	9,397	1,051
	Mando Corp.	13,447	1,028
	Lotte Chilsung Beverage Co. Ltd.	645	1,007
	Halla Visteon Climate Control Corp.	35,220	953
	GS Engineering & Construction Corp.	34,424	948
	Samsung Fine Chemicals Co. Ltd.	18,946	920
	Hite Jinro Co. Ltd.	29,570	866
	Hyundai Hysco Co. Ltd.	29,600	830
	Hyundai Securities Co. Ltd.	116,540	811
	KEPCO Engineering & Construction Co. Inc.	9,762	777
*	Hanjin Shipping Co. Ltd.	83,810	629

18

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	SKC Co. Ltd.	20,810	629
*	Hyundai Merchant Marine Co. Ltd.	66,710	621
	LG Hausys Ltd.	6,395	573
	Dongkuk Steel Mill Co. Ltd.	37,820	396
	Daishin Securities Co. Ltd.	39,990	340
	STX Pan Ocean Co. Ltd.	109,540	337
	Daishin Securities Co. Ltd. Prior Pfd.	27,450	149
			590,001
Spain (2.6%)
*	Banco Santander SA	11,160,113	80,593
	Telefonica SA	4,180,947	61,219
	Banco Bilbao Vizcaya Argentaria SA	5,782,017	56,285
	Inditex SA	266,120	35,715
	Iberdrola SA	4,362,652	23,456
*	Repsol SA	881,414	20,664
	Amadeus IT Holding SA	420,921	12,420
	Abertis Infraestructuras SA	390,234	7,282
	Ferrovial SA	429,350	7,103
*	Grifols SA	173,394	6,960
	Gas Natural SDG SA	327,170	6,851
	Red Electrica Corp. SA	115,169	6,122
	Enagas SA	219,482	5,845
	Banco de Sabadell SA	2,734,707	5,681
	Distribuidora Internacional de Alimentacion SA	631,018	4,891
	Banco Popular Espanol SA	5,203,533	4,052
*	ACS Actividades de Construccion y Servicios SA	141,300	3,629
*	CaixaBank	878,749	3,249
	Mapfre SA	688,256	2,521
	Bankinter SA	623,292	2,292
	Zardoya Otis SA	163,998	2,291
	Endesa SA	90,142	2,046
	Acciona SA	24,385	1,595
*,^	Mediaset Espana Comunicacion SA	170,468	1,336
	Telefonica SA ADR	64,080	934
	Corp Financiera Alba SA	18,588	891
^	Acerinox SA	79,596	859
*	Banco Espanol de Credito SA	72,472	334
			367,116
Sweden (2.9%)
	Telefonaktiebolaget LM Ericsson Class B	3,178,993	39,535
	Hennes & Mauritz AB Class B	1,012,680	35,964
	Nordea Bank AB	2,787,644	33,544
	Swedbank AB Class A	1,112,648	27,397
	Svenska Handelsbanken AB Class A	506,419	23,087
	Volvo AB Class B	1,603,073	22,218
	Atlas Copco AB Class A	660,995	17,478
	Sandvik AB	1,152,997	16,446
	Skandinaviska Enskilda Banken AB Class A	1,552,470	15,971
	TeliaSonera AB	2,311,734	15,950
	Svenska Cellulosa AB Class B	611,704	15,934
	Investor AB Class B	481,447	14,278
	Assa Abloy AB Class B	333,108	13,331
	SKF AB	436,267	10,184
	Atlas Copco AB Class B	415,290	9,909
	Hexagon AB Class B	272,596	7,820
	Swedish Match AB	217,385	7,541
	Alfa Laval AB	332,755	7,335
	Scania AB Class B	323,532	6,919
	Electrolux AB Class B	236,623	6,735
	Skanska AB Class B	387,728	6,615
	Getinge AB	194,071	5,852
	Elekta AB Class B	376,547	5,774
	Tele2 AB	329,209	5,649
	Investment AB Kinnevik	211,561	5,547

19

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
* Lundin Petroleum AB	208,537	5,014
Boliden AB	291,084	4,649
Industrivarden AB Class A	205,776	4,050
Securitas AB Class B	325,836	3,206
Modern Times Group AB Class B	55,897	2,399
Husqvarna AB	391,463	2,265
Industrivarden AB	120,277	2,256
Ratos AB	221,898	2,144
Holmen AB	52,253	1,465
SSAB AB Class A	197,300	1,454
SSAB AB Class B	88,512	568
		406,483
Switzerland (8.4%)
Nestle SA	3,439,725	245,295
Roche Holding AG	749,425	187,612
Novartis AG	2,483,902	183,877
UBS AG	3,736,663	66,656
ABB Ltd.	2,468,968	55,989
Credit Suisse Group AG	1,652,740	45,898
Zurich Insurance Group AG	157,298	43,956
Cie Financiere Richemont SA	530,829	42,959
Syngenta AG	99,330	42,466
Swiss Re AG	395,392	31,466
* Transocean Ltd.	367,180	18,838
Swatch Group AG (Bearer)	32,822	18,831
Holcim Ltd.	238,262	18,586
SGS SA	5,579	13,491
Swisscom AG	24,258	11,426
Givaudan SA	8,747	11,265
Geberit AG	40,593	9,920
Julius Baer Group Ltd.	238,189	9,495
Sonova Holding AG	70,788	7,712
Schindler Holding AG	49,909	7,490
Adecco SA	136,052	7,277
Actelion Ltd.	112,631	6,896
Kuehne & Nagel International AG	53,639	6,144
* Coca-Cola HBC AG	232,313	5,923
Swatch Group AG (Registered)	52,806	5,310
Baloise Holding AG	49,792	5,132
Lindt & Spruengli AG	112	4,991
Swiss Life Holding AG	31,070	4,922
Partners Group Holding AG	18,646	4,784
Swiss Prime Site AG	57,921	4,749
Sulzer AG	24,761	4,231
PSP Swiss Property AG	42,352	3,976
Lonza Group AG	56,321	3,925
Clariant AG	267,539	3,914
Aryzta AG	59,843	3,716
Schindler Holding AG (Registered)	24,780	3,629
Lindt & Spruengli AG	930	3,602
GAM Holding AG	195,135	3,451
Sika AG	1,130	2,731
EMS-Chemie Holding AG	7,717	2,232
Pargesa Holding SA	30,738	2,144
Barry Callebaut AG	2,100	2,052
Aryzta AG	29,167	1,812
DKSH Holding AG	20,080	1,746
Banque Cantonale Vaudoise	3,018	1,672
UBS AG	24,469	435
		1,174,624
United Kingdom (19.7%)
HSBC Holdings plc	19,628,820	214,978
Vodafone Group plc	50,117,938	152,927
BP plc	20,304,900	147,135

20

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	GlaxoSmithKline plc	5,253,883	135,560
	British American Tobacco plc	2,073,253	114,933
	Royal Dutch Shell plc Class A	3,132,068	106,634
	Royal Dutch Shell plc Class B	2,791,176	97,909
	Diageo plc	2,686,552	82,042
	AstraZeneca plc	1,330,576	69,086
	BHP Billiton plc	2,252,799	63,378
	Barclays plc	13,717,568	61,215
	Rio Tinto plc	1,330,763	61,110
	BG Group plc	3,593,708	60,668
	Unilever plc	1,286,835	55,755
	SABMiller plc	998,358	53,869
	Standard Chartered plc	2,108,745	53,072
	Reckitt Benckiser Group plc	688,100	50,233
	National Grid plc	3,880,332	49,464
	Tesco plc	8,569,763	48,745
	Prudential plc	2,721,674	46,799
	Imperial Tobacco Group plc	1,053,135	37,656
*	Lloyds Banking Group plc	44,295,719	37,629
	BT Group plc	8,402,777	36,129
	Rolls-Royce Holdings plc	1,997,749	35,120
	Anglo American plc London Shares	1,394,692	34,102
	Centrica plc	5,500,043	31,723
	Royal Dutch Shell plc Class A (Amsterdam Shares)	855,190	29,087
	Xstrata plc	1,729,052	26,020
	Compass Group plc	1,963,044	25,854
	SSE plc	1,022,053	24,746
	ARM Holdings plc	1,467,848	22,831
	WPP plc	1,246,484	20,608
	BAE Systems plc	3,461,097	20,216
^	Glencore International plc	4,001,639	19,783
	Experian plc	1,077,750	18,963
	Shire plc	596,910	18,607
	Old Mutual plc	5,217,457	16,642
	Legal & General Group plc	6,256,864	16,501
	Pearson plc	868,214	15,791
	Tullow Oil plc	965,063	15,043
	Reed Elsevier plc	1,282,076	14,989
	Aviva plc	3,144,986	14,931
	Standard Life plc	2,513,409	14,645
	Wolseley plc	291,580	14,442
	British Sky Broadcasting Group plc	1,054,328	13,818
	Kingfisher plc	2,531,549	12,335
	Land Securities Group plc	832,384	11,308
	Next plc	165,554	11,222
	Associated British Foods plc	372,549	11,207
	Smith & Nephew plc	958,648	10,973
	Marks & Spencer Group plc	1,718,119	10,936
	WM Morrison Supermarkets plc	2,314,971	10,506
*	Royal Bank of Scotland Group	2,199,564	10,496
	British Land Co. plc	1,049,800	9,711
	Capita plc	692,359	9,709
	Burberry Group plc	466,493	9,705
	J Sainsbury plc	1,486,374	8,809
	Intertek Group plc	171,075	8,801
	InterContinental Hotels Group plc	288,039	8,511
	United Utilities Group plc	725,601	8,359
	Johnson Matthey plc	218,084	8,227
	Smiths Group plc	417,226	8,115
	Randgold Resources Ltd.	97,718	7,906
	Weir Group plc	226,157	7,759
	Vodafone Group plc ADR	251,879	7,705
	ITV plc	3,849,263	7,527
	Whitbread plc	189,267	7,524

21

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Aggreko plc	268,288	7,437
	GKN plc	1,733,398	7,420
	G4S plc	1,498,662	7,295
	Severn Trent plc	253,374	7,181
	Bunzl plc	353,341	7,029
	Carnival plc	194,205	7,012
	Aberdeen Asset Management plc	998,169	6,968
	Rexam plc	838,402	6,732
	Sage Group plc	1,265,384	6,639
	RSA Insurance Group plc	3,821,418	6,617
	IMI plc	340,638	6,566
	Tate & Lyle plc	495,912	6,508
	Babcock International Group plc	382,122	6,359
	Meggitt plc	835,417	6,089
	Hammerson plc	753,036	6,085
	William Hill plc	918,065	6,084
	Resolution Ltd.	1,448,849	5,950
	Petrofac Ltd.	275,502	5,791
	Croda International plc	143,467	5,531
	Antofagasta plc	377,711	5,300
	3i Group plc	1,025,511	5,244
	Melrose Industries plc	1,381,805	5,238
	Invensys plc	867,595	5,194
	Inmarsat plc	452,864	5,090
	Serco Group plc	528,780	5,089
	AMEC plc	316,149	4,984
	Informa plc	639,533	4,759
	John Wood Group plc	385,236	4,650
	easyJet plc	264,399	4,598
	Cobham plc	1,147,871	4,472
	Schroders plc (Voting Shares)	120,273	4,368
*	International Consolidated Airlines Group SA (London Shares)	986,834	4,181
	Admiral Group plc	205,014	4,084
	Drax Group plc	427,386	4,079
	London Stock Exchange Group plc	188,439	3,932
	Investec plc	534,586	3,786
	Hargreaves Lansdown plc	232,205	3,536
	Segro plc	789,320	3,269
	Intu Properties plc	600,776	3,200
	Fresnillo plc	175,545	3,173
	Daily Mail & General Trust plc	285,547	3,052
*	Cairn Energy plc	641,076	2,879
	Rentokil Initial plc	1,926,410	2,841
	Ladbrokes plc	960,258	2,828
	Man Group plc	1,741,374	2,769
	TUI Travel plc	535,766	2,620
	Ashmore Group plc	414,959	2,577
	ICAP plc	570,683	2,558
*	Polymetal International plc	207,709	2,258
*	Polyus Gold International Ltd.	709,930	2,244
	Vedanta Resources plc	107,168	2,028
*	Lonmin plc	457,929	1,921
	Schroders plc	51,596	1,485
	Kazakhmys plc	238,524	1,297
	Eurasian Natural Resources Corp. plc	291,082	1,252
	Evraz plc	391,691	953
*	Essar Energy plc	305,084	679
	Ferrexpo plc	150,346	419
	African Barrick Gold plc	130,930	357

			2,763,275
Total Common Stocks (Cost $11,736,633)			13,904,277

22

Vanguard® Developed Markets Index Fund
Schedule of Investments
April 30, 2013

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (4.9%)[1]
Money Market Fund (4.8%)
2,3	Vanguard Market Liquidity Fund	0.142%		669,223,110	669,223

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Fannie Mae Discount Notes	0.110%	8/21/13	5,400	5,397
5,6	Federal Home Loan Bank Discount Notes	0.110%	5/15/09	2,500	2,500
5,6	Federal Home Loan Bank Discount Notes	0.140%	5/29/13	5,000	5,000

					12,897

Total Temporary Cash Investments (Cost $682,121)					682,120
Total Investments (103.9%) (Cost $12,418,754)					14,586,397
Other Assets and Liabilities—Net (-3.9%)[3]					(545,983)
Net Assets (100%)					14,040,414

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $574,491,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 3.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $598,212,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $7,197,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

23

© 2013 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA2272 062013

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)

Common Stocks (99.4%)[1]
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (6.3%)
Commonwealth Bank of Australia	7,859,115	599,035
Westpac Banking Corp.	15,048,182	527,896
BHP Billiton Ltd.	15,684,573	527,304
Australia & New Zealand Banking Group Ltd.	13,276,081	438,742
National Australia Bank Ltd.	11,328,839	399,775
Woolworths Ltd.	6,016,029	227,223
Wesfarmers Ltd.	4,913,529	221,054
CSL Ltd.	2,455,291	160,462
Westfield Group	10,421,187	126,057
Woodside Petroleum Ltd.	3,217,143	125,514
Rio Tinto Ltd.	2,128,412	123,870
Telstra Corp. Ltd.	21,286,666	109,941
Suncorp Group Ltd.	6,286,255	84,666
QBE Insurance Group Ltd.	5,845,969	81,137
AMP Ltd.	14,317,090	80,243
Brambles Ltd.	7,608,602	68,887
Origin Energy Ltd.	5,342,263	68,394
Macquarie Group Ltd.	1,580,939	64,316
Newcrest Mining Ltd.	3,634,145	63,665
Insurance Australia Group Ltd.	10,143,772	61,245
Amcor Ltd.	5,894,281	60,534
Santos Ltd.	4,687,306	60,209
Westfield Retail Trust	14,138,054	48,343
Transurban Group	6,494,591	45,945
Goodman Group	8,317,814	44,993
AGL Energy Ltd.	2,686,952	44,245
Coca-Cola Amatil Ltd.	2,787,841	43,796
Stockland	10,761,561	43,248
Orica Ltd.	1,784,772	42,323
Aurizon Holdings Ltd.	8,922,235	38,407
ASX Ltd.	854,312	33,310
Mirvac Group	16,705,763	30,678
Lend Lease Group	2,656,081	29,687
GPT Group	6,963,406	29,626
APA Group	4,013,432	27,104
Dexus Property Group	22,384,211	26,777
Asciano Ltd.	4,774,319	26,747
Crown Ltd.	1,954,000	26,147
Fortescue Metals Group Ltd.	6,961,754	25,431
Sonic Healthcare Ltd.	1,832,838	25,190
WorleyParsons Ltd.	1,009,874	23,875
Incitec Pivot Ltd.	7,932,146	23,801
Tatts Group Ltd.	6,767,755	22,951
Bendigo and Adelaide Bank Ltd.	1,987,627	22,812
Computershare Ltd.	2,199,656	22,660
James Hardie Industries plc	2,137,521	22,515
CFS Retail Property Trust Group	9,632,631	21,950
Ramsay Health Care Ltd.	642,217	21,326
Toll Holdings Ltd.	3,326,859	19,682
Boral Ltd.	3,727,008	19,346
Treasury Wine Estates Ltd.	3,146,285	19,070
Cochlear Ltd.	277,252	18,985
^ Iluka Resources Ltd.	2,043,425	18,984
Metcash Ltd.	4,311,549	18,296
Federation Centres Ltd.	6,609,760	17,817
Seek Ltd.	1,497,101	17,370
^ ALS Ltd.	1,658,450	16,858
Leighton Holdings Ltd.	747,139	15,517
Caltex Australia Ltd.	660,604	14,757

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	GrainCorp Ltd. Class A	1,103,895	14,667
	Bank of Queensland Ltd.	1,380,288	14,370
	DUET Group	5,609,243	14,295
*	BlueScope Steel Ltd.	2,738,541	14,102
	Echo Entertainment Group Ltd.	3,661,592	13,742
	Commonwealth Property Office Fund	11,363,075	13,655
	Tabcorp Holdings Ltd.	3,570,112	12,780
	Primary Health Care Ltd.	2,328,732	12,727
*	Alumina Ltd.	12,211,081	12,211
	Spark Infrastructure Group	6,151,709	11,418
	Challenger Ltd.	2,532,569	11,042
	SP AusNet	8,202,749	10,675
	Downer EDI Ltd.	2,087,850	10,644
^	Flight Centre Ltd.	268,667	10,637
*	Qantas Airways Ltd.	5,388,834	10,620
	Ansell Ltd.	635,917	10,427
	Investa Office Fund	3,012,354	10,245
	Australian Infrastructure Fund	3,029,292	9,893
	Myer Holdings Ltd.	2,850,769	9,495
	carsales.com Ltd.	918,409	9,215
	Super Retail Group Ltd.	665,099	9,083
	Aristocrat Leisure Ltd.	2,153,928	8,803
	DuluxGroup Ltd.	1,805,006	8,786
^	Monadelphous Group Ltd.	396,777	8,622
	Beach Energy Ltd.	6,100,146	8,617
^	UGL Ltd.	809,811	8,452
	Adelaide Brighton Ltd.	2,340,361	8,258
	REA Group Ltd.	255,067	8,230
	David Jones Ltd.	2,617,190	8,090
^	Harvey Norman Holdings Ltd.	2,575,422	8,018
^	JB Hi-Fi Ltd.	481,551	7,995
	IOOF Holdings Ltd.	866,137	7,922
	Perpetual Ltd.	185,301	7,919
*	Goodman Fielder Ltd.	9,485,549	7,628
^	Sims Metal Management Ltd.	736,565	7,389
	OZ Minerals Ltd.	1,484,626	6,654
	Sydney Airport	1,835,732	6,587
^	Fairfax Media Ltd.	9,758,138	6,582
	Invocare Ltd.	533,903	6,463
^,*	Regis Resources Ltd.	1,612,419	6,367
	Charter Hall Retail REIT	1,418,281	6,310
^,*	Aurora Oil & Gas Ltd.	1,971,468	6,249
	Seven West Media Ltd.	2,985,019	6,195
	Mineral Resources Ltd.	603,646	6,112
	Arrium Ltd.	6,639,806	5,871
	PanAust Ltd.	2,424,909	5,858
	Navitas Ltd.	973,404	5,463
	BWP Trust	2,131,673	5,346
	CSR Ltd.	2,510,099	5,287
^	Platinum Asset Management Ltd.	957,163	5,016
^,*	Mesoblast Ltd.	786,726	4,811
^,*	Lynas Corp. Ltd.	9,138,867	4,792
*	Shopping Centres Australasia Property Group	2,823,873	4,739
	Iress Ltd.	544,036	4,718
^	Whitehaven Coal Ltd.	2,310,572	4,677
	Charter Hall Group	1,048,806	4,629
	TPG Telecom Ltd.	1,200,663	4,512
	Sigma Pharmaceuticals Ltd.	5,845,721	4,426
^	Bradken Ltd.	815,107	4,351
^,*	Transpacific Industries Group Ltd.	4,297,002	4,316
	Australand Property Group	1,101,358	4,281
	iiNET Ltd.	665,331	4,257
	Envestra Ltd.	3,910,685	4,253
	Southern Cross Media Group Ltd.	2,621,395	4,228

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Qube Holdings Ltd.	2,313,723	4,198
	Mermaid Marine Australia Ltd.	1,028,494	4,120
	ARB Corp. Ltd.	301,734	4,068
	Cardno Ltd.	601,425	4,064
	Pacific Brands Ltd.	4,439,625	3,962
^,*	Karoon Gas Australia Ltd.	888,915	3,854
	McMillan Shakespeare Ltd.	240,750	3,810
	Transfield Services Ltd.	2,263,302	3,752
^	SAI Global Ltd.	1,024,962	3,746
	Nufarm Ltd.	844,615	3,683
	Premier Investments Ltd.	407,484	3,654
	Independence Group NL	1,057,209	3,628
	Automotive Holdings Group Ltd.	847,294	3,577
	Atlas Iron Ltd.	4,013,028	3,491
*	AWE Ltd.	2,569,326	3,441
	FlexiGroup Ltd.	784,573	3,418
	Macquarie Atlas Roads Group	1,901,463	3,313
	M2 Telecommunications Group Ltd.	561,510	3,281
	Abacus Property Group	1,323,347	3,210
	Resolute Mining Ltd.	3,135,722	3,119
^,*	Perseus Mining Ltd.	2,199,581	3,109
*	Senex Energy Ltd.	4,256,812	3,021
*	Sandfire Resources NL	512,424	2,995
	Ardent Leisure Group	1,874,286	2,992
^,*	Linc Energy Ltd.	1,498,579	2,989
	Acrux Ltd.	685,587	2,882
	Oil Search Ltd.	372,675	2,875
^,*	Paladin Energy Ltd.	3,640,345	2,863
	GWA Group Ltd.	1,050,433	2,823
	Wotif.com Holdings Ltd.	529,921	2,809
	Cabcharge Australia Ltd.	566,233	2,806
	Medusa Mining Ltd.	795,296	2,709
^	GUD Holdings Ltd.	356,615	2,697
*	Ten Network Holdings Ltd.	7,430,615	2,389
^,*	Cudeco Ltd.	603,871	2,368
*	Beadell Resources Ltd.	3,179,135	2,334
*	Evolution Mining Ltd.	2,236,695	2,271
^	Fleetwood Corp. Ltd.	255,844	2,270
	STW Communications Group Ltd.	1,490,055	2,241
	Skilled Group Ltd.	739,176	2,186
	Boart Longyear Ltd.	2,194,902	2,181
^	Reject Shop Ltd.	117,350	2,165
^,*	Drillsearch Energy Ltd.	1,826,820	2,141
^,*	Horizon Oil Ltd.	4,869,499	2,051
^	Western Areas Ltd.	697,074	2,003
	FKP Property Group	1,125,969	1,920
	Ausdrill Ltd.	1,199,066	1,891
^	Newcrest Mining Ltd. ADR	107,626	1,862
*	Silver Lake Resources Ltd.	1,684,763	1,845
^	Amcom Telecommunications Ltd.	876,988	1,838
	Cash Converters International Ltd.	1,249,437	1,828
^,*	Buru Energy Ltd.	941,857	1,818
	Credit Corp. Group Ltd.	188,531	1,739
	Ainsworth Game Technology Ltd.	436,564	1,726
	Mount Gibson Iron Ltd.	3,330,051	1,717
	Multiplex SITES Trust	18,313	1,666
	SMS Management & Technology Ltd.	323,366	1,636
*	Silex Systems Ltd.	575,637	1,624
^,*	Aquila Resources Ltd.	834,633	1,606
*	St. Barbara Ltd.	2,400,322	1,502
	Challenger Diversified Property Group	526,001	1,481
*	Roc Oil Co. Ltd.	3,121,938	1,476
	Emeco Holdings Ltd.	3,060,601	1,462
	UXC Ltd.	1,188,985	1,460

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^,*	Energy World Corp. Ltd.	4,363,342	1,449
^	NRW Holdings Ltd.	1,071,210	1,446
^,*	Papillon Resources Ltd.	1,367,404	1,436
^	Kingsgate Consolidated Ltd.	623,345	1,405
	Clough Ltd.	1,138,193	1,394
	Thorn Group Ltd.	657,314	1,377
	Webjet Ltd.	298,408	1,356
^	Miclyn Express Offshore Ltd.	652,035	1,325
	Tassal Group Ltd.	582,332	1,297
	BT Investment Management Ltd.	355,743	1,295
	Programmed Maintenance Services Ltd.	514,616	1,286
*	Sundance Resources Ltd.	11,649,616	1,281
^	Astro Japan Property Group	314,943	1,275
	Forge Group Ltd.	211,783	1,271
	MACA Ltd.	524,128	1,269
	Decmil Group Ltd.	645,979	1,252
^	BC Iron Ltd.	347,858	1,243
*	Mineral Deposits Ltd.	398,161	1,239
*	Australian Agricultural Co. Ltd.	1,011,093	1,226
	Hills Holdings Ltd.	1,057,325	1,206
	Ausenco Ltd.	408,445	1,176
^,*	Aquarius Platinum Ltd.	1,824,914	1,101
	Austin Engineering Ltd.	207,917	1,100
*	Starpharma Holdings Ltd.	1,085,622	1,095
	Northern Star Resources Ltd.	1,513,911	1,073
^	Imdex Ltd.	1,032,390	1,057
*	Indophil Resources NL	3,574,022	984
*	Infigen Energy Ltd.	3,435,073	944
^,*	Billabong International Ltd.	1,888,159	931
^,*	Western Desert Resources Ltd.	1,219,781	929
*	Red Fork Energy Ltd.	1,286,320	922
*	Energy Resources of Australia Ltd.	848,998	906
*	Tiger Resources Ltd.	3,556,212	887
	Macmahon Holdings Ltd.	4,755,777	886
	APN News & Media Ltd.	1,960,672	855
^,*	Coalspur Mines Ltd.	1,768,018	830
*	Nexus Energy Ltd.	5,925,255	799
^,*	Gindalbie Metals Ltd.	4,218,341	788
^	Troy Resources Ltd.	389,068	756
	Wesfarmers Ltd. Price Protected Shares	15,513	700
	Sims Metal Management Ltd. ADR	66,577	665
	Aspen Group	3,361,089	662
*	Alkane Resources Ltd.	1,146,810	657
*	OM Holdings Ltd.	1,618,387	652
	OrotonGroup Ltd.	86,695	631
^,*	Intrepid Mines Ltd.	2,195,162	607
*	Discovery Metals Ltd.	1,717,909	606
	Mincor Resources NL	856,799	581
^	Kingsrose Mining Ltd.	972,176	576
^,*	Gunns Ltd.	3,024,191	502
^,*	Bathurst Resources Ltd.	2,701,261	477
	Seven Group Holdings Ltd.	48,459	467
^,*	Maverick Drilling & Exploration Ltd.	702,851	463
^,*	Mirabela Nickel Ltd.	3,016,807	438
*	Metals X Ltd.	3,639,532	434
*	Northern Iron Ltd.	1,266,678	415
^,*	Gryphon Minerals Ltd.	1,677,317	360
*	Endeavour Mining Corp.	348,300	356
*	Saracen Mineral Holdings Ltd.	2,324,854	352
^,*	Guildford Coal Ltd.	1,283,111	347
	Breville Group Ltd.	45,595	330
*	Cape Lambert Resources Ltd.	2,001,256	312
^,*	Focus Minerals Ltd.	17,497,517	310
	Sedgman Ltd.	396,948	305

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Panoramic Resources Ltd.	956,109	292
*	Kagara Ltd.	2,282,838	284
*	Jupiter Mines Ltd.	2,750,779	271
*	Sirius Resources NL	84,198	269
*	Matrix Composites & Engineering Ltd.	255,511	265
*	Ivanhoe Australia Ltd.	1,389,341	259
*	Rex Minerals Ltd.	702,448	240
*	Virgin Australia Holdings Ltd.	487,066	230
	Sirtex Medical Ltd.	22,675	228
	Grange Resources Ltd.	1,271,020	218
*	Pharmaxis Ltd.	1,413,748	213
*	Perilya Ltd.	1,303,604	203
*	Cockatoo Coal Ltd.	2,801,877	183
*	Gunns Ltd.	3,440	152
^,*	Bandanna Energy Ltd.	1,068,279	150
	New Hope Corp. Ltd.	35,626	138
	Australian Pharmaceutical Industries Ltd.	183,940	93
	WHK Group Ltd.	99,997	89
	Sunland Group Ltd.	43,037	65
	Tox Free Solutions Ltd.	16,698	57
*	Equatorial Resources Ltd.	48,540	38
*	Flinders Mines Ltd.	702,349	35
*	Tap Oil Ltd.	47,132	28
*	Watpac Ltd.	30,291	23
*	Coffey International Ltd.	88,539	22
	Oakton Ltd.	4,163	5
*	BGP Holdings PLC	17,449,685	—
			6,035,018
Austria (0.2%)
	OMV AG	716,815	33,672
*	Erste Group Bank AG	1,059,481	33,208
	Andritz AG	354,270	23,071
	IMMOFINANZ AG	4,541,058	18,568
	Voestalpine AG	545,456	17,103
	Vienna Insurance Group AG Wiener Versicherung Gruppe	185,222	9,808
	Raiffeisen Bank International AG	236,821	8,360
^	Oesterreichische Post AG	165,291	7,330
	Telekom Austria AG	1,064,196	7,300
^	Verbund AG	332,804	7,286
	Wienerberger AG	564,313	6,956
	Atrium European Real Estate Ltd.	1,006,864	6,021
	Schoeller-Bleckmann Oilfield Equipment AG	54,086	5,290
	CA Immobilien Anlagen AG	369,777	5,206
	Mayr Melnhof Karton AG	43,655	4,698
^	Lenzing AG	52,451	4,342
	Conwert Immobilien Invest SE	331,494	3,747
	RHI AG	106,779	3,528
*	Flughafen Wien AG	50,038	3,100
	Strabag SE	117,037	2,697
	EVN AG	174,988	2,362
2	AMAG Austria Metall AG	64,869	2,004
*	Semperit AG Holding	47,995	1,876
	Palfinger AG	60,231	1,784
	Zumtobel AG	130,741	1,464
	S IMMO AG	222,283	1,389
	Kapsch TrafficCom AG	25,214	1,238
	Rosenbauer International AG	15,032	1,102
	BWT AG	55,229	1,075
^	Austria Technologie & Systemtechnik AG	48,191	407
			225,992
Belgium (0.8%)
^	Anheuser-Busch InBev NV	3,916,633	376,273
	KBC Groep NV	1,118,024	43,761
	Solvay SA Class A	289,445	42,407

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	Ageas	1,128,880	41,343
*	UCB SA	535,407	31,599
	Delhaize Group SA	495,740	31,020
^	Groupe Bruxelles Lambert SA	393,088	30,425
	Umicore SA	556,643	25,798
	Colruyt SA	368,284	18,601
^	Belgacom SA	738,912	17,012
^	Telenet Group Holding NV	248,406	13,359
	Ackermans & van Haaren NV	113,174	9,629
	Cofinimmo	75,566	9,095
^,*	ThromboGenics NV	155,181	7,600
^	NV Bekaert SA	189,604	6,109
	Elia System Operator SA/NV	134,771	5,941
	Befimmo SCA Sicafi	73,074	5,072
	D'ieteren SA	107,521	4,953
	Barco NV	51,299	4,568
	Gimv NV	85,881	4,419
	EVS Broadcast Equipment SA	55,864	3,785
^	Nyrstar (Voting Shares)	721,621	3,523
	Mobistar SA	144,192	3,438
^	Warehouses De Pauw SCA	50,691	3,240
	Tessenderlo Chemie NV (Voting Shares)	110,133	3,114
^,*	KBC Ancora	155,821	2,952
	Kinepolis Group NV	18,115	2,362
	Cie d'Entreprises CFE	36,759	2,238
	Sipef SA	27,750	2,179
^,*	Galapagos NV	76,007	1,987
	Arseus NV	74,181	1,947
	Melexis NV	92,841	1,887
	Econocom Group	223,612	1,684
*	RHJ International	341,563	1,655
*	AGFA-Gevaert NV	806,863	1,453
	Wereldhave Belgium NV	11,488	1,324
	Cie Maritime Belge SA	62,384	1,229
^,*	Ablynx NV	115,688	975
	Intervest Offices & Warehouses	37,262	968
	Exmar NV	100,610	960
*	Ion Beam Applications	95,519	761
	Recticel SA	88,944	702
	Sofina SA	4,554	433
*	Euronav NV	90,269	362
^,*	Dexia SA	2,875,273	189
			774,331
Brazil (2.7%)
	Petroleo Brasileiro SA Prior Pfd.	12,865,353	128,412
	Banco Bradesco SA Prior Pfd.	6,519,486	107,140
	Itau Unibanco Holding SA Prior Pfd.	6,315,303	105,931
	Petroleo Brasileiro SA	10,167,629	97,268
	Cia de Bebidas das Americas Prior Pfd.	2,319,561	97,037
	Vale SA Prior Pfd.	5,963,747	96,845
	Itau Unibanco Holding SA ADR	4,847,558	81,584
	Petroleo Brasileiro SA ADR Type A	3,901,004	77,903
	Vale SA	3,965,717	67,689
	Banco Bradesco SA ADR	3,849,700	63,867
	Vale SA Class B ADR	3,857,341	62,720
	BM&FBovespa SA	8,804,542	61,081
	Itausa - Investimentos Itau SA Prior Pfd.	12,325,876	60,990
	Cia de Bebidas das Americas ADR	1,377,189	57,869
	BRF SA	2,320,883	57,583
	Banco Bradesco SA	3,172,521	54,341
	Petroleo Brasileiro SA ADR	2,567,286	49,164
	Cielo SA	1,736,896	45,785
	Ultrapar Participacoes SA	1,647,752	43,814
	Banco do Brasil SA	3,362,639	42,353

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	CCR SA	4,305,937	42,118
	Vale SA Class B ADR	2,440,101	41,701
	Cia de Bebidas das Americas	728,467	29,889
	Souza Cruz SA	1,865,976	28,679
	BRF SA ADR	1,029,138	25,553
	Telefonica Brasil SA Prior Pfd.	961,380	25,525
*	BR Malls Participacoes SA	2,014,151	23,758
	Lojas Renner SA	602,081	22,858
	Gerdau SA Prior Pfd.	2,755,736	21,556
	Natura Cosmeticos SA	842,781	21,121
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	332,624	18,481
	Cia Energetica de Minas Gerais Prior Pfd.	1,401,702	17,844
	Lojas Americanas SA Prior Pfd.	2,002,351	17,474
	Banco Santander Brasil SA ADR	2,182,359	16,193
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	290,373	15,944
	Tractebel Energia SA	844,823	15,015
	Klabin SA Prior Pfd.	2,231,725	14,936
	Bradespar SA Prior Pfd.	1,107,327	14,047
	WEG SA	1,054,340	13,954
	Cosan SA Industria e Comercio	590,594	13,933
	Cia Hering	683,915	13,930
*	Hypermarcas SA	1,720,860	13,745
	Metalurgica Gerdau SA Prior Pfd. Class A	1,339,941	13,334
	Embraer SA	1,512,893	13,187
	Telefonica Brasil SA ADR	492,501	13,091
	Kroton Educacional SA	918,852	12,832
*	Tim Participacoes SA	3,063,738	12,802
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,412,419	12,756
	Cia de Saneamento Basico do Estado de Sao Paulo	898,194	12,646
	Banco Santander Brasil SA	1,721,216	12,638
	Cia Energetica de Minas Gerais ADR	942,232	12,089
	CETIP SA - Mercados Organizados	1,003,269	11,844
	Embraer SA ADR	337,153	11,777
	Gerdau SA ADR	1,441,678	11,317
	Localiza Rent a Car SA	633,759	11,261
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	778,290	11,130
	Multiplan Empreendimentos Imobiliarios SA	389,887	11,129
	All America Latina Logistica SA	2,177,054	11,012
	Anhanguera Educacional Participacoes SA	606,488	10,913
	Raia Drogasil SA	1,013,439	10,885
	CPFL Energia SA	994,967	10,647
	Totvs SA	552,014	10,379
	BR Properties SA	909,649	10,084
*	Estacio Participacoes SA	424,329	10,066
	Duratex SA	1,328,705	9,981
*	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	1,871,500	9,260
	Cia Energetica de Sao Paulo Prior Pfd.	788,861	8,339
*	Qualicorp SA	854,419	8,315
	Cia Siderurgica Nacional SA	2,075,281	8,225
*	Fibria Celulose SA	693,655	7,378
	JBS SA	2,323,390	7,328
	Banco do Estado do Rio Grande do Sul SA Prior Pfd.	868,596	7,311
*	Equatorial Energia SA	685,502	7,260
	Marcopolo SA Prior Pfd.	1,076,034	7,158
	EcoRodovias Infraestrutura e Logistica SA	815,362	7,058
	Oi SA Prior Pfd.	2,879,656	7,053
	EDP - Energias do Brasil SA	1,146,582	6,997
	Porto Seguro SA	552,070	6,849
	PDG Realty SA Empreendimentos e Participacoes	6,002,332	6,780
	Arteris SA	600,428	6,650
	MRV Engenharia e Participacoes SA	1,515,212	6,521
	Odontoprev SA	1,302,396	6,497
	Cia de Saneamento de Minas Gerais-COPASA	281,822	6,494
*	BB Seguridade Participacoes SA	761,695	6,464

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	OGX Petroleo e Gas Participacoes SA	6,232,350	6,292
	Diagnosticos da America SA	1,142,792	6,289
	Mills Estruturas e Servicos de Engenharia SA	365,979	6,014
	Cia Siderurgica Nacional SA ADR	1,478,389	5,914
*	Braskem SA Prior Pfd.	650,246	5,652
*	Fibria Celulose SA ADR	519,312	5,551
	Lojas Americanas SA	628,200	5,043
	Grendene SA	441,623	5,033
	AES Tiete SA Prior Pfd.	490,860	4,975
	Cia Paranaense de Energia ADR	276,256	4,928
	Sul America SA	656,400	4,905
	Aliansce Shopping Centers SA	424,340	4,791
	Centrais Eletricas Brasileiras SA Prior Pfd.	897,068	4,659
	Arezzo Industria e Comercio SA	213,666	4,502
*	Tim Participacoes SA ADR	207,108	4,320
	Brazil Pharma SA	674,840	4,247
	Randon Participacoes SA Prior Pfd.	644,105	4,201
	Cia Paranaense de Energia Prior Pfd.	224,850	3,996
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	214,658	3,981
	Multiplus SA	238,500	3,931
	Even Construtora e Incorporadora SA	832,200	3,902
	Iochpe-Maxion SA	314,676	3,877
	Santos Brasil Participacoes SA	241,549	3,758
	Iguatemi Empresa de Shopping Centers SA	307,200	3,671
*	Marfrig Alimentos SA	1,053,952	3,593
	Ez Tec Empreendimentos e Participacoes SA	249,804	3,417
^	Oi SA ADR	1,388,350	3,318
	LPS Brasil Consultoria de Imoveis SA	315,300	3,246
	Oi SA	1,091,687	3,176
	Helbor Empreendimentos SA	622,727	3,081
	Magnesita Refratarios SA	841,440	3,024
*	MPX Energia SA	709,200	3,024
	Sao Martinho SA	212,939	2,995
	Light SA	292,100	2,916
*	HRT Participacoes em Petroleo SA	1,310,446	2,895
*	Gafisa SA	1,360,810	2,721
	Brasil Insurance Participacoes e Administracao SA	255,612	2,714
	Fleury SA	284,518	2,709
	International Meal Co. Holdings SA	200,195	2,523
	Cia Energetica do Ceara Prior Pfd.	105,547	2,522
	Mahle-Metal Leve SA Industria e Comercio	181,539	2,493
	CPFL Energia SA ADR	116,147	2,486
	Centrais Eletricas Brasileiras SA	914,200	2,472
	JSL SA	303,568	2,428
	Abril Educacao SA	112,160	2,420
	Contax Participacoes SA Prior Pfd.	905,845	2,400
*	Gol Linhas Aereas Inteligentes SA Prior Pfd.	370,500	2,281
*	Tecnisa SA	508,177	2,281
*	Rossi Residencial SA	1,342,688	2,262
*	Banco Panamericano SA Prior Pfd.	643,465	2,219
*	Paranapanema SA	756,020	2,192
	SLC Agricola SA	245,764	2,166
	Brasil Brokers Participacoes SA	604,700	2,134
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	476,904	1,959
*	B2W Cia Global Do Varejo	337,643	1,917
*	Minerva SA	332,190	1,881
	Sonae Sierra Brasil SA	134,546	1,857
*	MMX Mineracao e Metalicos SA	1,541,065	1,802
	Banco ABC Brasil SA Prior Pfd.	214,597	1,686
	Cia de Locacao das Americas	291,902	1,660
*	LLX Logistica SA	1,682,560	1,648
	Eternit SA	342,635	1,635
	Grupo BTG Pactual	98,800	1,628
	Autometal SA	153,648	1,611

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Itau Unibanco Holding SA	94,586	1,603
	Technos SA	138,511	1,594
	Restoque Comercio e Confeccoes de Roupas SA	348,656	1,570
	Tegma Gestao Logistica	114,900	1,544
	JHSF Participacoes SA	418,665	1,525
*	Brookfield Incorporacoes SA	1,366,258	1,502
*	Gafisa SA ADR	356,400	1,415
	Saraiva SA Livreiros Editores Prior Pfd.	85,343	1,414
	UNICASA Industria de Moveis SA	282,616	1,401
	TPI - Triunfo Participacoes e Investimentos SA	220,649	1,256
*	Vanguarda Agro SA	6,551,420	1,244
	Magazine Luiza SA	334,985	1,197
	Banco Daycoval SA Prior Pfd.	212,445	1,117
*	Log-in Logistica Intermodal SA	242,605	1,116
	Centrais Eletricas Brasileiras SA ADR	403,834	1,086
	Braskem SA ADR	61,050	1,078
	Cia Ferro Ligas da Bahia - Ferbasa Prior Pfd.	175,850	1,077
*	Suzano Papel e Celulose SA Prior Pfd. Class A	292,200	1,069
	Centrais Eletricas de Santa Catarina SA Prior Pfd.	86,360	1,034
	Centrais Eletricas Brasileiras SA ADR	196,358	1,015
	Banco Industrial e Comercial SA Prior Pfd.	316,458	894
	Banco Pine SA Prior Pfd.	120,109	831
	Eucatex SA Industria e Comercio Prior Pfd.	215,742	827
*	Gol Linhas Aereas Inteligentes SA ADR	128,200	792
	Rodobens Negocios Imobiliarios SA	106,715	781
	Parana Banco SA Prior Pfd.	107,175	778
	M Dias Branco SA	17,100	765
	Cia Energetica de Minas Gerais	52,271	659
	Tempo Participacoes SA	360,651	625
	Marisa Lojas SA	39,600	600
	Alpargatas SA Prior Pfd.	88,760	591
	Profarma Distribuidora de Produtos Farmaceuticos SA	52,300	572
*	General Shopping Brasil SA	92,262	567
	Unipar Participacoes SA Prior Pfd.	2,206,237	562
	QGEP Participacoes SA	97,600	559
*	T4F Entretenimento SA	125,478	533
*	Direcional Engenharia SA	60,900	481
	Forjas Taurus SA Prior Pfd.	360,950	471
*	Usinas Siderurgicas de Minas Gerais SA	89,200	448
	AES Tiete SA	44,350	409
*	Fertilizantes Heringer SA	69,488	403
	Cia Providencia Industria e Comercio SA	86,384	382
	Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	21,200	371
*	Industrias Romi SA	136,594	369
	Cia de Gas de Sao Paulo Prior Pfd. Class A	12,800	344
	Gerdau SA	44,467	304
	Oi SA ADR	87,138	247
*	Viver Incorporadora e Construtora SA	658,832	204
*	Positivo Informatica SA	88,700	204
*	Refinaria de Petroleos de Manguinhos SA	786,441	94
	Guararapes Confeccoes SA	1,771	92
	Tereos Internacional SA	31,904	51
*	Cia Brasileira de Distribuicao Grupo Pao de Acucar Rights Exp. 05/21/2013	304	1
			2,586,859
Cambodia(0.0%)
	NagaCorp Ltd.	568,000	452

Canada (7.3%)
	Royal Bank of Canada	7,064,563	426,209
	Toronto-Dominion Bank	4,484,763	367,658
	Bank of Nova Scotia	5,770,682	332,740
	Suncor Energy Inc.	7,506,920	234,049
	Canadian National Railway Co.	2,109,166	206,489
^	Bank of Montreal	2,984,072	187,169

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Potash Corp. of Saskatchewan Inc.	4,216,286	177,449
	Enbridge Inc.	3,713,254	176,697
	TransCanada Corp.	3,447,500	170,895
	Canadian Imperial Bank of Commerce	1,980,018	158,350
	Canadian Natural Resources Ltd.	5,356,531	157,115
	Manulife Financial Corp.	8,904,321	131,605
	Goldcorp Inc.	3,966,666	117,411
	Cenovus Energy Inc.	3,689,419	110,413
^	Brookfield Asset Management Inc. Class A	2,756,117	106,393
	Canadian Pacific Railway Ltd.	846,112	105,452
*	Valeant Pharmaceuticals International Inc.	1,380,802	104,850
	Barrick Gold Corp.	4,893,795	96,472
	Sun Life Financial Inc.	2,918,343	82,326
	Rogers Communications Inc. Class B	1,624,590	80,129
	Teck Resources Ltd. Class B	2,818,892	74,988
^	Crescent Point Energy Corp.	1,820,208	69,524
	Agrium Inc.	731,511	67,055
^	Encana Corp.	3,607,581	66,497
	Magna International Inc.	1,085,629	65,303
	Thomson Reuters Corp.	1,819,360	60,949
	Talisman Energy Inc.	5,044,332	60,485
	National Bank of Canada	788,349	59,589
	BCE Inc.	1,252,348	58,661
*	Catamaran Corp.	999,561	57,714
	Imperial Oil Ltd.	1,415,390	56,309
	Husky Energy Inc.	1,628,762	47,079
^	Pembina Pipeline Corp.	1,421,038	46,646
	Canadian Oil Sands Ltd.	2,361,629	46,391
	Power Corp. of Canada	1,703,944	45,886
	Yamana Gold Inc.	3,673,639	45,472
	Shoppers Drug Mart Corp.	1,003,852	44,959
	Shaw Communications Inc. Class B	1,862,797	42,417
	Silver Wheaton Corp.	1,726,517	42,210
	First Quantum Minerals Ltd.	2,373,216	41,436
	Alimentation Couche Tard Inc. Class B	672,084	40,834
	Tim Hortons Inc.	753,320	40,812
^	ARC Resources Ltd.	1,447,600	40,463
	Intact Financial Corp.	651,177	39,687
^,*	Research In Motion Ltd.	2,334,660	38,237
	TELUS Corp.	1,053,142	37,894
	Great-West Lifeco Inc.	1,393,791	37,852
	Cameco Corp.	1,933,001	37,683
	Power Financial Corp.	1,207,891	35,681
*	CGI Group Inc. Class A	1,059,023	33,533
	Fortis Inc.	928,842	32,223
	Saputo Inc.	625,289	32,194
	Metro Inc.	474,544	32,181
	SNC-Lavalin Group Inc.	737,481	31,829
	Pacific Rubiales Energy Corp.	1,500,186	31,718
	Franco-Nevada Corp.	716,431	31,190
	Kinross Gold Corp.	5,573,316	30,371
^	Canadian Tire Corp. Ltd. Class A	382,065	28,140
	Bombardier Inc. Class B	6,996,286	27,778
	Agnico Eagle Mines Ltd.	840,600	27,134
*	Tourmaline Oil Corp.	673,589	26,724
	Eldorado Gold Corp.	3,360,090	26,582
	Canadian Utilities Ltd. Class A	309,549	25,478
	Dollarama Inc.	341,229	24,996
	Brookfield Office Properties Inc.	1,348,214	24,824
^	Vermilion Energy Inc.	458,098	23,509
	Keyera Corp.	375,972	23,485
^	Baytex Energy Corp.	591,532	23,375
^	Loblaw Cos. Ltd.	549,120	23,301
	Gildan Activewear Inc.	571,906	22,997

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Onex Corp.	447,716	22,331
	IGM Financial Inc.	490,575	21,859
^	Penn West Petroleum Ltd.	2,342,516	21,624
	CI Financial Corp.	758,350	21,235
	AltaGas Ltd.	567,325	21,140
	RioCan REIT	709,127	20,772
*	MEG Energy Corp.	701,106	20,056
^	Methanex Corp.	456,436	19,346
	Peyto Exploration & Development Corp.	666,542	19,187
	George Weston Ltd.	248,779	19,165
	Atco Ltd.	198,314	18,994
*	Open Text Corp.	283,745	18,541
*	New Gold Inc.	2,271,377	18,217
^	TransAlta Corp.	1,238,477	18,206
	Finning International Inc.	836,677	18,055
	Industrial Alliance Insurance & Financial Services Inc.	472,356	17,451
	Inmet Mining Corp.	245,950	16,501
	H&R REIT	620,431	15,242
	Gibson Energy Inc.	583,698	15,209
	West Fraser Timber Co. Ltd.	165,684	14,466
	MacDonald Dettwiler & Associates Ltd.	196,962	14,227
*	Turquoise Hill Resources Ltd.	1,963,405	13,837
^	Enerplus Corp.	966,708	13,645
	CAE Inc.	1,256,472	13,582
^	Bonavista Energy Corp.	849,860	13,455
	Aimia Inc.	838,100	13,227
^	Veresen Inc.	963,247	12,889
	Astral Media Inc. Class A	260,610	12,675
^	Pengrowth Energy Corp.	2,477,276	12,639
^	Bank of Montreal	199,876	12,534
	Progressive Waste Solutions Ltd.	557,194	12,417
*	Athabasca Oil Corp.	1,611,447	11,661
	ShawCor Ltd.	281,133	11,293
^	Canadian Western Bank	380,760	10,756
	Ensign Energy Services Inc.	637,600	10,734
^	Cineplex Inc.	305,321	10,377
*	Lundin Mining Corp.	2,564,363	10,080
	Empire Co. Ltd. Class A	148,200	10,077
	IAMGOLD Corp.	1,829,592	9,825
	Quebecor Inc. Class B	210,995	9,822
^	Bell Aliant Inc.	366,827	9,809
	Pan American Silver Corp.	744,434	9,791
	Precision Drilling Corp.	1,196,614	9,704
	Stantec Inc.	223,700	9,566
	Corus Entertainment Inc. Class B	386,893	9,501
*	Canfor Corp.	453,500	9,471
	Trican Well Service Ltd.	708,200	9,251
	Mullen Group Ltd.	422,470	9,167
	Home Capital Group Inc. Class B	159,115	9,129
*	Osisko Mining Corp.	2,152,346	9,080
^	Ritchie Bros Auctioneers Inc.	444,389	8,998
*	Paramount Resources Ltd. Class A	240,290	8,598
	Dundee REIT Class A	233,000	8,560
	First Capital Realty Inc.	442,167	8,541
	Toromont Industries Ltd.	372,183	8,201
	Alamos Gold Inc.	584,335	8,161
	Calloway REIT	267,300	8,015
^	PetroBakken Energy Ltd.	933,073	7,965
	Canadian REIT	167,547	7,928
	Russel Metals Inc.	292,557	7,913
	Superior Plus Corp.	609,880	7,870
^	Trilogy Energy Corp.	266,120	7,779
	Northland Power Inc.	397,399	7,712
	TransForce Inc.	387,312	7,643

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Jean Coutu Group PJC Inc. Class A	459,400	7,638
*	B2Gold Corp.	3,015,449	7,573
^,*	Dundee Corp. Class A	199,681	7,466
	Boardwalk REIT	113,286	7,407
^,*	Tahoe Resources Inc.	426,350	7,406
	Capital Power Corp.	337,700	7,378
^,*	Westport Innovations Inc.	235,558	7,349
*	Celestica Inc.	848,708	7,329
^	Cominar REIT	292,105	6,959
*	First Majestic Silver Corp.	562,800	6,938
	Sherritt International Corp.	1,447,600	6,768
	Davis & Henderson Corp.	287,850	6,726
*	Detour Gold Corp.	555,522	6,683
	HudBay Minerals Inc.	833,100	6,616
	Secure Energy Services Inc.	513,001	6,615
^	AuRico Gold Inc.	1,267,353	6,516
	Maple Leaf Foods Inc.	483,255	6,389
^,*	Uranium One Inc.	2,228,500	6,194
	RONA Inc.	589,200	6,141
	Canexus Corp.	650,278	6,087
	Laurentian Bank of Canada	136,977	6,011
	North West Co. Inc.	236,821	5,975
	Whitecap Resources Inc.	581,503	5,968
*	Dominion Diamond Corp.	374,092	5,930
	Algonquin Power & Utilities Corp.	733,900	5,799
	Westshore Terminals Investment Corp.	199,246	5,735
^	Bonterra Energy Corp.	116,534	5,719
	Canadian Apartment Properties REIT	220,500	5,699
	Linamar Corp.	232,900	5,514
	Allied Properties REIT	160,600	5,498
	Dorel Industries Inc. Class B	126,770	5,474
^	Parkland Fuel Corp.	329,322	5,443
^	Pason Systems Inc.	315,835	5,408
	TMX Group Ltd.	99,872	5,258
	Enerflex Ltd.	373,691	5,156
*	Norbord Inc.	154,400	5,149
	Cott Corp.	466,834	5,130
^	Genworth MI Canada Inc.	193,500	4,811
	Genivar Inc.	188,815	4,685
^	Just Energy Group Inc.	698,025	4,684
	Freehold Royalties Ltd.	189,113	4,603
	Innergex Renewable Energy Inc.	453,559	4,583
	Chartwell Retirement Residences	404,167	4,577
	Artis REIT	268,200	4,534
	Emera Inc.	121,525	4,451
	Granite REIT	111,846	4,435
^,*	FirstService Corp.	133,346	4,412
*	ATS Automation Tooling Systems Inc.	436,200	4,403
^	AGF Management Ltd. Class B	384,714	4,391
*	Element Financial Corp.	455,600	4,251
	Enbridge Income Fund Holdings Inc.	168,156	4,139
	Calfrac Well Services Ltd.	161,700	4,107
	Trinidad Drilling Ltd.	587,700	4,013
^,*	Torex Gold Resources Inc.	2,875,160	3,995
	Transcontinental Inc. Class A	308,931	3,977
	Manitoba Telecom Services Inc.	121,641	3,943
*	Argonaut Gold Inc.	619,306	3,922
	Cogeco Cable Inc.	86,390	3,845
^,*	Birchcliff Energy Ltd.	484,297	3,798
	Fairfax Financial Holdings Ltd.	9,400	3,771
	Nevsun Resources Ltd.	975,747	3,651
*	Crew Energy Inc.	505,100	3,505
	Alacer Gold Corp.	1,155,721	3,464
	CML HealthCare Inc.	443,218	3,401

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Aecon Group Inc.	276,100	3,398
^,*	Aurizon Mines Ltd.	790,304	3,389
*	Dundee Precious Metals Inc.	521,000	3,341
	Centerra Gold Inc.	798,116	3,335
*	Legacy Oil & Gas Inc.	621,270	3,281
*	Advantage Oil & Gas Ltd.	814,797	3,227
^,*	OceanaGold Corp.	1,453,100	3,144
*	Paladin Labs Inc.	62,900	3,134
*	NuVista Energy Ltd.	430,800	3,130
*	Capstone Mining Corp.	1,534,600	3,107
^,*	Martinrea International Inc.	366,300	3,101
*	Bankers Petroleum Ltd.	1,222,400	3,058
*	BlackPearl Resources Inc.	1,363,600	2,978
	Black Diamond Group Ltd.	139,900	2,940
	Savanna Energy Services Corp.	415,600	2,908
	Morguard REIT	156,800	2,850
*	Imperial Metals Corp.	229,860	2,845
^	Major Drilling Group International	380,584	2,845
^,*	Silver Standard Resources Inc.	387,956	2,784
^	Atlantic Power Corp.	589,623	2,774
	Valener Inc.	167,279	2,682
*	Pretium Resources Inc.	363,445	2,680
*	Bellatrix Exploration Ltd.	418,307	2,620
^,*	NovaGold Resources Inc.	1,059,962	2,609
	Morneau Shepell Inc.	193,800	2,560
*	Continental Gold Ltd.	514,771	2,545
	SEMAFO Inc.	1,326,370	2,515
	Newalta Corp.	181,096	2,493
^,*	Thompson Creek Metals Co. Inc.	833,900	2,491
	Northern Property REIT	77,173	2,473
*	Endeavour Silver Corp.	467,504	2,441
*	Rubicon Minerals Corp.	1,394,597	2,423
^,*	Gabriel Resources Ltd.	1,337,600	2,416
	Petrominerales Ltd.	435,457	2,403
*	Great Canadian Gaming Corp.	256,900	2,394
*	TransGlobe Energy Corp.	301,996	2,392
	Canaccord Financial Inc.	419,047	2,392
	EnerCare Inc.	255,530	2,384
	Canadian Energy Services & Technology Corp.	191,830	2,355
	Silvercorp Metals Inc.	802,664	2,342
	Wi-Lan Inc.	585,430	2,313
^	Extendicare Inc.	408,688	2,284
	Killam Properties Inc.	178,200	2,241
	Bird Construction Inc.	171,800	2,229
*	Taseko Mines Ltd.	938,143	2,207
^	Niko Resources Ltd.	327,273	2,164
	Constellation Software Inc.	15,800	2,156
	Alaris Royalty Corp.	80,570	2,155
^	Wajax Corp.	62,814	2,150
^,*	China Gold International Resources Corp. Ltd.	750,250	2,130
*	DeeThree Exploration Ltd.	265,058	2,063
^,*	Denison Mines Corp.	1,654,302	2,053
	Reitmans Canada Ltd. Class A	228,030	2,003
^,*	Ithaca Energy Inc.	1,215,528	1,991
	Canyon Services Group Inc.	187,156	1,949
^,*	Seabridge Gold Inc.	170,008	1,931
^	Twin Butte Energy Ltd.	870,200	1,926
*	Uranium Participation Corp.	392,000	1,872
^	Dundee International REIT	169,345	1,849
^	Student Transportation Inc.	284,490	1,841
*	Katanga Mining Ltd.	2,637,905	1,794
*	Parex Resources Inc.	401,200	1,792
	Medical Facilities Corp.	110,530	1,645
*	Endeavour Mining Corp.	1,514,460	1,639

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	AG Growth International Inc.	51,300	1,632
*	Atrium Innovations Inc.	129,700	1,595
	Total Energy Services Inc.	114,655	1,591
*	Long Run Exploration Ltd.	366,073	1,577
	Cascades Inc.	320,125	1,563
*	NGEx Resources Inc.	612,518	1,550
^,*	Primero Mining Corp.	260,839	1,541
*	Kelt Exploration Ltd.	207,254	1,512
*	Fortuna Silver Mines Inc.	482,711	1,505
	Sprott Resource Corp.	350,200	1,498
	Leisureworld Senior Care Corp.	116,400	1,489
	Liquor Stores N.A. Ltd.	82,980	1,469
^,*	MAG Silver Corp.	186,649	1,425
^	Western Energy Services Corp.	203,600	1,421
	Canfor Pulp Products Inc.	150,866	1,418
	GMP Capital Inc.	260,800	1,388
	Crombie REIT	88,500	1,370
^	Premium Brands Holdings Corp.	73,419	1,366
	Capstone Infrastructure Corp.	334,190	1,363
^,*	Golden Star Resources Ltd.	1,230,356	1,331
*	Imax Corp.	49,350	1,261
	Gluskin Sheff & Associates Inc.	70,540	1,246
^,*	Sandvine Corp.	599,200	1,219
*	Timmins Gold Corp.	508,200	1,201
*	Coastal Energy Co.	62,600	1,200
*	Banro Corp.	931,903	1,193
*	Sierra Wireless Inc.	107,713	1,191
^,*	Tanzanian Royalty Exploration Corp.	393,265	1,175
^,*	Premier Gold Mines Ltd.	558,964	1,171
	InnVest REIT	231,000	1,146
*	Belo Sun Mining Corp.	1,088,795	1,135
*	TAG Oil Ltd.	194,900	1,064
	CCL Industries Inc. Class B	16,550	1,034
*	Kirkland Lake Gold Inc.	303,016	1,017
^,*	Romarco Minerals Inc.	2,275,172	994
^,*	Surge Energy Inc.	326,940	990
^,*	Southern Pacific Resource Corp.	1,492,260	978
^,*	Augusta Resource Corp.	391,415	967
	Spyglass Resources Corp.	519,695	965
^,*	Northern Dynasty Minerals Ltd.	365,382	961
	NorthWest Healthcare Properties REIT	67,460	877
*	Angle Energy Inc.	286,600	876
	Sears Canada Inc.	93,250	865
*	Asanko Gold Inc.	339,843	860
^,*	Colossus Minerals Inc.	376,300	859
*	Cequence Energy Ltd.	493,812	858
^,*	North American Palladium Ltd.	612,399	833
^,*	Guyana Goldfields Inc.	460,000	822
^,*	Rainy River Resources Ltd.	356,300	821
^,*	Lake Shore Gold Corp.	2,011,825	819
^	Sprott Inc.	249,700	796
	Churchill Corp. Class A	108,200	790
*	Boralex Inc. Class A	76,420	765
^,*	Canacol Energy Ltd.	307,800	761
	Alliance Grain Traders Inc.	62,800	747
^,*	Sabina Gold & Silver Corp.	607,500	724
*	Copper Mountain Mining Corp.	357,211	716
	Zargon Oil & Gas Ltd.	99,600	647
^,*	SouthGobi Resources Ltd.	353,679	642
^,*	Orbite Aluminae Inc.	638,121	640
*	Mainstreet Equity Corp.	18,675	599
^,*	Santonia Energy Inc.	375,000	543
*	EXFO Inc.	110,652	506
	Exchange Income Corp.	17,425	474

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^,*	Veris Gold Corp.	338,059	466
	Torstar Corp. Class B	69,200	466
^,*	5N Plus Inc.	246,800	458
^,*	Avalon Rare Metals Inc.	419,371	445
	Longview Oil Corp.	87,918	442
^,*	Alterra Power Corp.	1,295,700	431
^,*	Alexco Resource Corp.	197,078	401
^,*	Fortress Paper Ltd. Class A	40,866	322
^,*	International Tower Hill Mines Ltd.	307,125	308
*	Eastern Platinum Ltd.	3,058,000	273
^,*	Midas Gold Corp.	273,600	228
*	Connacher Oil and Gas Ltd.	1,875,000	227
*	San Gold Corp.	1,065,689	206
	Nordion Inc.	20,114	141
	Stella-Jones Inc.	1,620	131
	First National Financial Corp.	6,400	118
	Bombardier Inc. Class A	23,515	93
^,*	Great Basin Gold Ltd.	2,279,068	19
	Poseidon Concepts Corp.	320,721	4
			6,967,530
Chile (0.4%)
*	Cencosud SA	5,463,529	30,854
	Empresas COPEC SA	2,140,986	30,686
	Enersis SA	72,985,570	27,508
	SACI Falabella	2,362,796	27,017
	Latam Airlines Group SA	1,023,498	21,146
	Empresas CMPC SA	5,673,841	20,963
	Empresa Nacional de Electricidad SA	11,675,148	20,700
	Banco Santander Chile	229,880,227	15,351
	Banco de Chile	97,213,512	15,162
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	297,569	14,735
	Colbun SA	38,763,163	11,935
	Banco de Credito e Inversiones	161,716	11,606
	CAP SA	361,249	11,391
	ENTEL Chile SA	574,256	11,072
	Cia Cervecerias Unidas SA	560,407	9,698
	Aguas Andinas SA Class A	11,840,757	9,428
	Corpbanca SA	657,353,460	9,003
	Enersis SA ADR	459,755	8,680
	AES Gener SA	11,687,656	8,487
	Sonda SA	2,349,469	8,132
	Empresa Nacional de Electricidad SA ADR	150,705	8,034
	Sociedad Quimica y Minera de Chile SA ADR	146,191	7,235
	Embotelladora Andina SA Prior Pfd.	1,059,045	7,196
	Banco Santander Chile ADR	229,722	6,120
	Administradora de Fondos de Pensiones Provida SA	809,823	5,606
	E.CL SA	2,575,279	5,375
	Parque Arauco SA	2,038,935	5,273
	Vina Concha y Toro SA	2,325,107	4,547
	Latam Airlines Group SA	217,064	4,448
	Inversiones Aguas Metropolitanas SA	1,904,543	4,044
	Inversiones La Construccion SA	172,463	3,306
*	Sociedad Matriz SAAM SA	28,493,502	3,267
*	Salfacorp SA	1,625,056	3,037
	Besalco SA	1,284,178	2,304
*	Cia Sud Americana de Vapores SA	23,190,902	2,068
	Empresas La Polar SA	4,235,562	1,701
	Latam Airlines Group SA ADR	65,079	1,347
*	Cruz Blanca Salud SA	1,048,597	1,202
*	AquaChile SA	1,467,345	1,059
	Enjoy SA	4,491,367	1,019
	Masisa SA	10,608,334	969
	Norte Grande SA	96,385,742	962
	Socovesa SA	1,751,789	844

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Multiexport Foods SA	2,572,427	694
	Ripley Corp. SA	628,983	654
	Empresas Iansa SA	9,727,796	641
	Sigdo Koppers SA	239,714	631
	Empresas Hites SA	683,153	624
*	Banco de Chile	3,447,541	517
	AFP Habitat SA	244,254	486
	PAZ Corp. SA	595,760	400
	Sociedad Matriz Banco de Chile Class B	986,423	390
	CFR Pharmaceuticals SA	1,466,486	378
			409,932
China (4.1%)
	China Mobile Ltd.	29,434,000	323,733
	China Construction Bank Corp.	352,282,340	295,674
	Industrial & Commercial Bank of China Ltd.	321,350,760	226,522
	Bank of China Ltd.	367,544,306	172,207
	Tencent Holdings Ltd.	4,965,515	171,302
	CNOOC Ltd.	86,248,000	161,549
	PetroChina Co. Ltd.	103,052,000	131,353
	China Petroleum & Chemical Corp.	95,862,000	105,790
	China Life Insurance Co. Ltd.	36,280,000	100,350
	Ping An Insurance Group Co. of China Ltd.	9,194,200	72,973
	China Overseas Land & Investment Ltd.	19,911,680	60,796
	China Shenhua Energy Co. Ltd.	16,553,500	58,696
	Agricultural Bank of China Ltd.	105,910,870	50,752
	Want Want China Holdings Ltd.	29,439,500	46,768
	China Pacific Insurance Group Co. Ltd.	12,669,838	45,665
	China Merchants Bank Co. Ltd.	19,114,552	40,831
	Belle International Holdings Ltd.	23,015,000	37,626
	Hengan International Group Co. Ltd.	3,592,000	37,184
	China Telecom Corp. Ltd.	68,850,000	35,276
	Bank of Communications Co. Ltd.	42,783,150	34,071
	China Unicom Hong Kong Ltd.	23,031,694	33,209
	China Minsheng Banking Corp. Ltd.	25,336,932	32,596
	Kunlun Energy Co. Ltd.	15,698,300	30,765
	China Resources Power Holdings Co. Ltd.	9,267,600	30,345
	China Resources Land Ltd.	9,938,000	30,121
	Lenovo Group Ltd.	30,158,000	27,588
	Tingyi Cayman Islands Holding Corp.	9,544,000	26,406
	Great Wall Motor Co. Ltd.	5,063,500	22,001
	Anhui Conch Cement Co. Ltd.	5,996,500	21,771
	ENN Energy Holdings Ltd.	3,648,000	21,120
	China Communications Construction Co. Ltd.	21,704,000	20,831
	China CITIC Bank Corp. Ltd.	36,438,446	20,559
	China Resources Enterprise Ltd.	5,828,000	20,008
	Dongfeng Motor Group Co. Ltd.	13,318,000	19,897
	Beijing Enterprises Holdings Ltd.	2,492,500	18,660
	Huaneng Power International Inc.	15,672,000	18,159
	China Merchants Holdings International Co. Ltd.	5,444,000	17,270
	China Mengniu Dairy Co. Ltd.	6,060,000	17,058
	PICC Property & Casualty Co. Ltd.	12,970,400	16,690
	China National Building Material Co. Ltd.	14,010,000	16,586
	Sun Art Retail Group Ltd.	11,594,500	16,214
	China Coal Energy Co. Ltd.	19,975,000	15,420
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,922,237	15,249
	China Gas Holdings Ltd.	15,438,000	15,234
*	Brilliance China Automotive Holdings Ltd.	12,242,000	15,020
	China Oilfield Services Ltd.	7,466,000	14,760
	Shimao Property Holdings Ltd.	6,817,000	14,712
	Sinopharm Group Co. Ltd.	4,881,200	14,546
	Jiangxi Copper Co. Ltd.	6,829,000	13,330
	China Vanke Co. Ltd. Class B	6,440,540	13,134
^	Evergrande Real Estate Group Ltd.	31,479,883	12,881
	Country Garden Holdings Co. Ltd.	22,377,284	12,678

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	China State Construction International Holdings Ltd.	8,563,442	12,494
	China Resources Gas Group Ltd.	4,311,000	12,104
	China Longyuan Power Group Corp.	13,092,000	12,025
	CITIC Securities Co. Ltd.	5,184,500	11,782
	Guangdong Investment Ltd.	12,120,000	11,734
	Geely Automobile Holdings Ltd.	22,175,000	11,178
	Longfor Properties Co. Ltd.	6,642,500	11,113
	COSCO Pacific Ltd.	8,136,000	10,809
	New China Life Insurance Co. Ltd.	2,779,800	10,360
	China Railway Group Ltd.	19,448,000	10,266
	Yanzhou Coal Mining Co. Ltd.	9,660,000	10,096
	Sino Biopharmaceutical	14,592,000	10,069
^,*,2	People's Insurance Co. Group of China Ltd.	19,162,000	10,045
	Tsingtao Brewery Co. Ltd.	1,480,000	9,927
	China Railway Construction Corp. Ltd.	9,652,300	9,758
	Sino-Ocean Land Holdings Ltd.	14,362,500	9,481
^,*	Byd Co. Ltd.	2,506,000	8,972
	Guangzhou Automobile Group Co. Ltd.	10,833,883	8,958
	Agile Property Holdings Ltd.	6,748,000	8,748
^	Zijin Mining Group Co. Ltd.	29,327,000	8,699
	SOHO China Ltd.	9,970,000	8,615
	China Communications Services Corp. Ltd.	11,703,600	8,574
	Shanghai Industrial Holdings Ltd.	2,655,000	8,436
	China Everbright International Ltd.	10,864,000	8,410
^	Weichai Power Co. Ltd.	2,376,560	8,302
	Haitong Securities Co. Ltd.	5,580,000	8,143
	Guangzhou R&F Properties Co. Ltd.	4,417,200	8,016
	Kingboard Chemical Holdings Ltd.	2,913,000	7,933
^	GCL-Poly Energy Holdings Ltd.	38,232,000	7,769
*	Semiconductor Manufacturing International Corp.	102,977,000	7,500
^	CITIC Pacific Ltd.	6,180,000	7,494
	Shandong Weigao Group Medical Polymer Co. Ltd.	7,732,000	7,448
^,*	Aluminum Corp. of China Ltd.	19,512,000	7,448
	Yuexiu Property Co. Ltd.	25,112,000	7,445
*	Haier Electronics Group Co. Ltd.	4,140,000	7,402
	Air China Ltd.	9,008,000	7,302
	Skyworth Digital Holdings Ltd.	8,789,000	7,260
*	China Taiping Insurance Holdings Co. Ltd.	4,173,400	7,120
	Nine Dragons Paper Holdings Ltd.	7,938,669	6,906
	Lee & Man Paper Manufacturing Ltd.	9,204,000	6,865
*	Poly Property Group Co. Ltd.	9,742,000	6,798
	China Everbright Ltd.	4,226,000	6,736
	Shenzhou International Group Holdings Ltd.	2,309,000	6,694
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	6,569,222	6,594
	Datang International Power Generation Co. Ltd.	14,588,000	6,432
	Beijing Capital International Airport Co. Ltd.	9,134,000	6,346
	Jiangsu Expressway Co. Ltd.	5,756,000	6,307
	CSR Corp. Ltd.	9,526,000	6,289
	Chongqing Rural Commercial Bank	11,508,000	6,277
	Shanghai Pharmaceuticals Holding Co. Ltd.	3,026,200	6,241
	Zhuzhou CSR Times Electric Co. Ltd.	2,202,000	6,104
*	Greentown China Holdings Ltd.	3,097,000	6,023
^	Shougang Fushan Resources Group Ltd.	15,339,018	6,002
^	Sunac China Holdings Ltd.	7,338,000	5,921
	Intime Department Store Group Co. Ltd.	4,948,000	5,880
	Uni-President China Holdings Ltd.	5,368,000	5,837
^	Golden Eagle Retail Group Ltd.	3,308,000	5,830
	Shenzhen International Holdings Ltd.	44,405,000	5,788
	Minth Group Ltd.	3,154,000	5,653
	Zhejiang Expressway Co. Ltd.	7,024,000	5,523
	Fosun International Ltd.	7,701,500	5,489
^	China Resources Cement Holdings Ltd.	9,419,845	5,441
	China BlueChemical Ltd.	8,820,000	5,388
^,*	China COSCO Holdings Co. Ltd.	12,484,000	5,290

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Franshion Properties China Ltd.	15,464,000	5,283
^	ZTE Corp.	3,112,382	5,253
^	China Overseas Grand Oceans Group Ltd.	3,327,500	5,245
	China Agri-Industries Holdings Ltd.	10,385,400	5,104
	China Shanshui Cement Group Ltd.	8,962,000	5,082
^	Sihuan Pharmaceutical Holdings Group Ltd.	8,959,000	5,034
	China International Marine Containers Group Co. Ltd.	3,142,153	5,031
^,*	GOME Electrical Appliances Holding Ltd.	49,825,612	5,018
*	Hopson Development Holdings Ltd.	2,992,000	5,001
^	Yuexiu REIT	8,607,000	4,833
^	AviChina Industry & Technology Co. Ltd.	9,976,000	4,832
	Shanghai Electric Group Co. Ltd.	13,588,000	4,776
	Haitian International Holdings Ltd.	2,786,000	4,769
	Far East Horizon Ltd.	6,973,598	4,747
	China Medical System Holdings Ltd.	4,771,500	4,692
	Zhaojin Mining Industry Co. Ltd.	4,191,500	4,686
	Digital China Holdings Ltd.	3,689,000	4,657
	China Southern Airlines Co. Ltd.	8,802,000	4,643
^	Huabao International Holdings Ltd.	10,104,000	4,643
^	Beijing Enterprises Water Group Ltd.	15,176,000	4,605
	Daphne International Holdings Ltd.	4,414,000	4,602
	Shenzhen Investment Ltd.	10,862,000	4,565
^	Shui On Land Ltd.	13,449,199	4,459
	BBMG Corp.	5,503,500	4,432
	Wumart Stores Inc.	2,500,000	4,382
	Towngas China Co. Ltd.	4,542,000	4,368
^,*	China Shipping Container Lines Co. Ltd.	18,217,000	4,358
	Biostime International Holdings Ltd.	736,000	4,247
	Yingde Gases Group Co. Ltd.	4,310,000	4,156
^	Tong Ren Tang Technologies Co. Ltd.	1,207,000	4,023
	KWG Property Holding Ltd.	5,699,000	3,941
	Zhongsheng Group Holdings Ltd.	2,826,500	3,933
^,*	China Yurun Food Group Ltd.	6,584,413	3,929
	Sinopec Shanghai Petrochemical Co. Ltd.	11,354,000	3,915
^,*	Hanergy Solar Group Ltd.	53,722,000	3,883
^	China Power International Development Ltd.	10,735,000	3,880
^	Anton Oilfield Services Group	4,732,000	3,788
	Parkson Retail Group Ltd.	6,984,000	3,783
	Dah Chong Hong Holdings Ltd.	4,040,000	3,729
^	Anta Sports Products Ltd.	4,315,000	3,622
^	Bosideng International Holdings Ltd.	13,668,000	3,595
^,*	Renhe Commercial Holdings Co. Ltd.	55,987,635	3,539
^	Kingsoft Corp. Ltd.	2,946,000	3,396
*	China Oil & Gas Group Ltd.	17,820,000	3,269
^	Vinda International Holdings Ltd.	2,486,000	3,255
^,*	China Modern Dairy Holdings Ltd.	9,141,000	3,161
^	China Metal Recycling Holdings Ltd.	2,568,000	3,121
^,*	Angang Steel Co. Ltd.	5,192,000	3,070
^,*	Li Ning Co. Ltd.	5,545,249	3,065
^	China Lumena New Materials Corp.	13,488,000	2,946
	China Shineway Pharmaceutical Group Ltd.	1,650,000	2,939
^	REXLot Holdings Ltd.	35,500,000	2,932
	Travelsky Technology Ltd.	4,525,000	2,881
^	Hengdeli Holdings Ltd.	9,656,000	2,820
^	Dongyue Group	5,012,000	2,809
	Zhejiang Southeast Electric Power Co. Class B	3,321,900	2,765
	China Travel International Inv	13,434,000	2,740
^	Sinopec Kantons Holdings Ltd.	3,002,000	2,721
	China Datang Corp. Renewable Power Co. Ltd.	11,354,000	2,655
^	China Shipping Development Co. Ltd.	6,126,000	2,636
^,*	China ZhengTong Auto Services Holdings Ltd.	4,235,500	2,629
^,*	China High Speed Transmission Equipment Group Co. Ltd.	5,415,000	2,622
	China Wireless Technologies Ltd.	6,444,000	2,581
^	Ju Teng International Holdings Ltd.	3,934,000	2,566

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Harbin Electric Co. Ltd.	3,312,000	2,546
^	Sunny Optical Technology Group Co. Ltd.	1,893,000	2,512
^,*	Hunan Nonferrous Metal Corp. Ltd.	8,678,000	2,498
^,*	Kaisa Group Holdings Ltd.	7,740,000	2,427
	China Dongxiang Group Co.	13,964,000	2,398
	Jiangsu Future Land Co. Ltd. Class B	3,095,200	2,397
^	Honghua Group Ltd.	4,786,000	2,339
	Kingboard Laminates Holdings Ltd.	5,162,000	2,318
^	Hopewell Highway Infrastructure Ltd.	4,690,500	2,317
	Sinofert Holdings Ltd.	10,648,000	2,313
^	Dongfang Electric Corp. Ltd.	1,639,000	2,307
^,*	MMG Ltd.	7,652,000	2,305
^,*	China Precious Metal Resources Holdings Co. Ltd.	13,338,000	2,286
^	Lijun International Pharmaceutical Holding Ltd.	7,204,000	2,243
	Lao Feng Xiang Co. Ltd. Class B	1,000,975	2,220
^	China Rongsheng Heavy Industries Group Holdings Ltd.	15,202,304	2,218
	Hangzhou Steam Turbine Co. Class B	1,377,536	2,210
	Anxin-China Holdings Ltd.	10,476,000	2,207
	C C Land Holdings Ltd.	6,448,000	2,170
	CIMC Enric Holdings Ltd.	1,988,000	2,156
^	China Foods Ltd.	4,202,000	2,147
	BYD Electronic International Co. Ltd.	3,951,500	2,095
	TCL Multimedia Technology Holdings Ltd.	2,294,000	2,079
^	Tianneng Power International Ltd.	3,256,000	2,064
^	Phoenix Satellite Television Holdings Ltd.	5,416,000	2,064
^	West China Cement Ltd.	11,686,000	2,054
^,*	Glorious Property Holdings Ltd.	13,110,000	2,046
^	Tibet 5100 Water Resources Holdings Ltd.	5,671,000	2,027
	Hua Han Bio-Pharmaceutical Holdings Ltd.	6,233,760	2,019
^	PCD Stores Group Ltd.	12,922,000	1,950
^	Ajisen China Holdings Ltd.	2,600,000	1,879
^,*	CSPC Pharmaceutical Group Ltd.	3,868,000	1,869
^	Sany Heavy Equipment International Holdings Co. Ltd.	4,598,000	1,847
^	Lonking Holdings Ltd.	9,594,000	1,824
^,*	Billion Industrial Holdings Ltd.	2,717,500	1,805
^	China Yongda Automobiles Services Holdings Ltd.	1,645,000	1,798
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	1,882,035	1,788
*	North Mining Shares Co. Ltd.	36,120,000	1,771
*	CITIC Resources Holdings Ltd.	13,882,600	1,756
	Beijing Capital Land Ltd.	4,764,000	1,744
^	China Singyes Solar Technologies Holdings Ltd.	1,982,400	1,724
^	Fufeng Group Ltd.	4,773,600	1,719
	Dazhong Transportation Group Co. Ltd. Class B	2,729,300	1,680
	China Water Affairs Group Ltd.	5,538,000	1,665
	Sinotrans Shipping Ltd.	6,685,500	1,639
	Luthai Textile Co. Ltd. Class B	1,576,500	1,624
	Sinotrans Ltd.	7,490,000	1,604
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	2,259,000	1,597
^	China Suntien Green Energy Corp. Ltd.	5,309,000	1,541
	Xingda International Holdings Ltd.	3,982,000	1,527
^,*	Tianjin Development Hldgs Ltd.	2,282,000	1,524
	Livzon Pharmaceutical Group Inc. Class B	329,111	1,521
	Texhong Textile Group Ltd.	1,304,000	1,514
	Yip's Chemical Holdings Ltd.	1,370,000	1,493
^	China South City Holdings Ltd.	8,756,000	1,491
	Tiangong International Co. Ltd.	5,260,000	1,487
	Kingway Brewery Holdings Ltd.	3,730,000	1,486
^	Ports Design Ltd.	1,880,000	1,473
	Asian Citrus Holdings Ltd.	3,448,000	1,465
*	Shanghai Industrial Urban Development Group Ltd.	7,162,000	1,449
^,*	First Tractor Co. Ltd.	1,940,000	1,448
^	Comba Telecom Systems Holdings Ltd.	4,204,699	1,440
^	NVC Lighting Holdings Ltd.	5,816,000	1,425
	Yuexiu Transport Infrastructure Ltd.	2,780,000	1,423

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Shenzhen Expressway Co. Ltd.	3,434,000	1,413
^	DBA Telecommunication Asia Holdings Ltd.	2,340,000	1,410
^	CPMC Holdings Ltd.	1,779,000	1,401
^	Cosco International Holdings Ltd.	3,272,000	1,391
^	TCC International Holdings Ltd.	4,850,000	1,385
	Wasion Group Holdings Ltd.	2,442,000	1,370
	Maoye International Holdings Ltd.	6,358,000	1,364
	Powerlong Real Estate Holdings Ltd.	5,624,000	1,347
^,*	Kingdee International Software Group Co. Ltd.	8,127,600	1,344
	Sichuan Expressway Co. Ltd.	4,340,000	1,333
	Yashili International Holdings Ltd.	3,516,000	1,329
^	XTEP International Holdings	3,161,000	1,326
^	Microport Scientific Corp.	2,081,000	1,326
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,391,225	1,325
	Fantasia Holdings Group Co. Ltd.	8,383,500	1,309
*	China Huiyuan Juice Group Ltd.	2,866,000	1,289
^	Tianjin Port Development Holdings Ltd.	8,986,000	1,287
^,*	China Power New Energy Development Co. Ltd.	22,660,000	1,287
	Shandong Chenming Paper Holdings Ltd. Class B	2,732,722	1,268
	Anhui Expressway Co.	2,270,000	1,259
*	Tech Pro Technology Development Ltd.	3,312,000	1,255
	Shanghai Diesel Engine Co. Ltd. Class B	1,620,960	1,250
^	Magic Holdings International Ltd.	2,311,600	1,249
*	Interchina Holdings Co.	21,995,000	1,234
^	China Lilang Ltd.	1,988,000	1,224
^,*	Shougang Concord International Enterprises Co. Ltd.	23,418,000	1,213
	New World Department Store China Ltd.	2,332,000	1,203
^	China National Materials Co. Ltd.	4,835,000	1,200
	Road King Infrastructure Ltd.	1,240,000	1,176
	China Aoyuan Property Group Ltd.	5,083,000	1,168
^	Weiqiao Textile Co.	2,108,500	1,159
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	668,692	1,154
	China National Accord Medicines Corp. Ltd. Class B	315,600	1,153
	China Aerospace International Holdings Ltd.	10,750,000	1,152
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	761,100	1,146
^,*	Yanchang Petroleum International Ltd.	19,520,000	1,134
^	Greatview Aseptic Packaging Co. Ltd.	1,897,000	1,133
^	China SCE Property Holdings Ltd.	4,505,000	1,132
	China Vanadium Titano - Magnetite Mining Co. Ltd.	4,691,000	1,126
^	Prince Frog International Holdings Ltd.	1,790,000	1,121
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	1,117,509	1,120
^	NetDragon Websoft Inc.	756,008	1,111
	China Sanjiang Fine Chemicals Co. Ltd.	2,275,000	1,107
	TPV Technology Ltd.	4,244,000	1,100
^	Hidili Industry International Development Ltd.	4,856,000	1,099
	Chaowei Power Holdings Ltd.	2,300,000	1,081
	Asia Cement China Holdings Corp.	1,933,000	1,073
^	Real Nutriceutical Group Ltd.	3,993,000	1,063
	Yuanda China Holdings Ltd.	11,554,000	1,060
	TCL Communication Technology Holdings Ltd.	2,612,000	1,053
	Baoye Group Co. Ltd.	1,332,000	1,050
^	Lianhua Supermarket Holdings Co. Ltd.	1,722,000	1,046
^	China All Access Holdings Ltd.	3,386,000	1,045
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	986,260	1,039
	Welling Holding Ltd.	4,599,200	1,032
	Huangshan Tourism Development Co. Ltd. Class B	750,900	1,022
	Central China Real Estate Ltd.	2,955,736	1,013
^	Hilong Holding Ltd.	2,468,000	1,011
^,*	Sino Oil And Gas Holdings Ltd.	49,380,000	986
	Xinhua Winshare Publishing and Media Co. Ltd.	1,732,000	980
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	6,106,000	976
^	VODone Ltd.	13,006,000	974
	AMVIG Holdings Ltd.	2,512,000	972
*	China Tian Lun Gas Holdings Ltd.	1,111,500	953

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Qingling Motors Co. Ltd.	3,348,000	951
*	Shanghai Haixin Group Co. Class B	1,958,194	943
^,*	Chinasoft International Ltd.	3,740,000	924
	Double Coin Holdings Ltd. Class B	1,218,000	924
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,840,200	919
^	MIE Holdings Corp.	3,896,000	901
^	China Merchants China Direct Investments Ltd.	582,000	898
^	361 Degrees International Ltd.	3,257,000	883
	China Rare Earth Holdings Ltd.	5,640,000	882
*	Danhua Chemical Technology Co. Ltd.	1,105,583	866
*	Hubei Sanonda Co. Ltd. Class B	1,294,400	857
	Minmetals Land Ltd.	5,930,000	850
	Golden Meditech Holdings Ltd.	7,216,000	847
	Shanghai Highly Group Co. Ltd. Class B	1,425,400	843
*	Kai Yuan Holdings Ltd.	32,680,000	838
*	Guangzhou Shipyard International Co. Ltd.	939,800	834
	Yuzhou Properties Co.	3,253,600	829
	China Haidian Holdings Ltd.	7,484,000	821
	Shandong Luoxin Pharmacy Stock Co. Ltd.	656,000	814
	Labixiaoxin Snacks Group Ltd.	1,599,000	808
*	Shanghai Shibei Hi-Tech Co. Ltd. Class B	1,316,000	795
^,*	Jinchuan Group International Resources Co. Ltd.	4,281,000	790
	Goldlion Holdings Ltd.	1,498,000	790
	Changshouhua Food Co. Ltd.	1,183,000	779
	Global Bio-Chem Technology Group Co. Ltd.	8,962,000	775
	Beijing North Star Co. Ltd.	3,098,000	771
	Shanghai Baosight Software Co. Ltd. Class B	578,670	768
*	China ITS Holdings Co. Ltd.	3,475,000	754
	Chow Tai Fook Jewellery Group Ltd.	545,400	735
^,*	Sinolink Worldwide Holdings Ltd.	9,336,000	734
	Chongqing Machinery & Electric Co. Ltd.	5,486,000	730
	Hutchison Harbour Ring Ltd.	8,978,000	729
	Boer Power Holdings Ltd.	1,065,000	727
	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,471,000	720
	Shandong Airlines Co. Ltd.	513,664	707
	Foshan Electrical and Lighting Co. Ltd. Class B	980,559	697
	China Automation Group Ltd.	3,049,000	686
	Wuxi Little Swan Co. Ltd. Class B	620,697	681
*	SPG Land Holdings Ltd.	1,358,000	669
	Chiho-Tiande Group Ltd.	1,414,000	665
	Xiamen International Port Co. Ltd.	4,888,000	655
^	Xinjiang Xinxin Mining Industry Co. Ltd.	3,544,000	655
*	SRE Group Ltd.	17,190,000	642
	Hainan Meilan International Airport Co. Ltd.	732,000	634
*	Huadian Energy Co. Ltd. Class B	2,251,234	632
^	Winsway Coking Coal Holdings Ltd.	6,669,000	630
^	Sparkle Roll Group Ltd.	7,112,000	624
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,796,400	623
	Shenzhen Chiwan Petroleum Class B	332,400	616
	Shengli Oil & Gas Pipe Holdings Ltd.	5,793,000	612
*	China Properties Group Ltd.	2,448,000	608
^,*	Boshiwa International Holding Ltd.	2,777,000	601
*	China Ruifeng Galaxy Renewable Energy Holdings Ltd.	2,856,000	600
^	Dongjiang Environmental Co. Ltd.	128,800	600
^	China Outfitters Holdings Ltd.	3,500,000	587
*	Extrawell Pharmaceutical Holdings Ltd.	6,100,000	584
	MIN XIN Holdings Ltd.	1,056,000	582
	Pacific Online Ltd.	1,437,200	574
	Eastern Communications Co. Ltd. Class B	1,274,400	573
*	China Forestry Holdings Co. Ltd.	3,050,000	570
	Hosa International Ltd.	1,466,000	567
	Lai Fung Holdings Ltd.	22,610,000	559
*	Pou Sheng International Holdings Ltd.	9,611,750	558
	Overseas Chinese Town Asia Holdings Ltd.	1,092,000	554

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Beijing Properties Holdings Ltd.	9,122,000	553
^	HKC Holdings Ltd.	16,443,000	551
*	SGSB Group Co. Ltd. Class B	1,210,896	545
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	681,520	543
	Chongqing Changan Automobile Co. Ltd. Class B	420,400	542
*	Citic 21CN Co. Ltd.	9,652,000	535
	Century Ginwa Retail Holdings Ltd.	2,316,000	531
*	INESA Electron Co. Ltd. Class B	1,362,220	528
	Regent Manner International Holdings Ltd.	2,797,000	525
	Shandong Chenming Paper Holdings Ltd.	1,337,000	520
	Konka Group Co. Ltd. Class B	1,467,100	513
	Jingwei Textile Machinery	776,000	513
	Changchai Co. Ltd. Class B	835,700	507
*	Shanghai Lingyun Industries Development Co. Ltd. Class B	875,700	498
	Inspur International Ltd.	12,855,000	498
*	Chigo Holding Ltd.	17,208,000	489
	Peak Sport Products Co. Ltd.	2,686,000	482
	Shanghai Jinjiang International Travel Co. Ltd. Class B	324,700	482
	Tianjin Capital Environmental Protection Group Co. Ltd.	1,360,000	481
^,*	Shui On Land Ltd. Rights Exp. 05/08/2013	4,483,066	474
*	Jinshan Development & Construction Co. Ltd. Class B	947,900	467
	Bolina Holding Co. Ltd.	1,190,000	465
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	100,855	460
*	AVIC International Holding HK Ltd.	10,808,000	460
*	China Fangda Group Co. Ltd. Class B	1,313,790	454
*	Shanghai Youngsun Investment Co. Ltd. Class B	412,899	451
*	Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class B	442,200	447
	China Glass Holdings Ltd.	3,248,000	441
	Henderson Investment Ltd.	5,554,000	430
	Le Saunda Holdings Ltd.	1,378,000	428
	Shanghai Potevio Co. Ltd. Class B	739,700	423
*	China Taifeng Beddings Holdings Ltd.	1,636,000	412
	Qunxing Paper Holdings Co. Ltd.	1,573,000	411
	Youyuan International Holdings Ltd.	1,459,000	404
*	Binhai Investment Co. Ltd.	7,272,000	398
*	CGN Mining Co. Ltd.	4,240,000	394
	Hefei Meiling Co. Ltd. Class B	779,600	394
	Lingbao Gold Co. Ltd.	1,316,000	390
*	Shanghai Dingli Technology Development Group Co. Ltd. Class B	602,400	387
^	O-Net Communications Group Ltd.	1,695,000	383
*	PAX Global Technology Ltd.	1,781,000	367
*	Huadian Power International Co.	668,000	367
*	Shanghai Dajiang Food Group Co. Ltd. Class B	1,319,101	366
*	Chongqing Iron & Steel Co. Ltd.	2,524,000	365
*	Guangzhou Pharmaceutical Co. Ltd.	110,000	361
*	AVIC International Holdings Ltd.	886,000	360
	Credit China Holdings Ltd.	3,966,400	358
	Guangshen Railway Co. Ltd.	710,000	358
	Fiyta Holdings Ltd. Class B	445,720	355
*	Shenzhen International Enterprise Class B	229,100	348
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	252,700	347
	Wafangdian Bearing Co. Ltd. Class B	459,900	345
*	Viva China Holdings Ltd.	6,050,000	343
	China Flooring Holding Co. Ltd.	1,856,000	343
*	Daqing Dairy Holdings Ltd.	1,578,000	342
	Shandong Molong Petroleum Machinery Co. Ltd.	942,400	340
*	Jinzhou Port Co. Ltd. Class B	902,600	340
	Dalian Refrigeration Co. Ltd. Class B	419,500	339
	SinoMedia Holding Ltd.	583,000	324
*	Zhonglu Co. Ltd. Class B	398,822	319
	Dawnrays Pharmaceutical Holdings Ltd.	1,052,000	317
	Great Wall Technology Co. Ltd.	1,758,000	317
*	Lifetech Scientific Corp.	390,000	316
	SYP Glass Group Co. Ltd.	655,200	316

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	China Eastern Airlines Corp. Ltd.	780,000	313
*	Solargiga Energy Holdings Ltd.	6,501,555	311
^,*	China Green Holdings Ltd.	2,190,000	305
*	China Energine International Holdings Ltd.	6,508,000	294
	Nanjing Panda Electronics Co. Ltd.	696,000	291
	China Tontine Wines Group Ltd.	4,750,000	279
	CSG Holding Co. Ltd. Class B	378,100	272
	Embry Holdings Ltd.	497,000	266
	CITIC Dameng Holdings Ltd.	3,081,000	263
	China Liansu Group Holdings Ltd.	452,000	258
	Xiwang Special Steel Co. Ltd.	1,891,000	254
	Xiangyu Dredging Holdings Ltd.	1,094,000	254
*	BaWang International Group Holding Ltd.	4,350,000	253
	China Molybdenum Co. Ltd.	650,000	252
	China Qinfa Group Ltd.	2,330,000	250
^,*	Dynasty Fine Wines Group Ltd.	1,342,000	249
*	Tsann Kuen China Enterprise Co. Ltd. Class B	408,467	248
*	Shanghai Automation Instrumentation Co. Ltd. Class B	424,100	235
*	China Zhongwang Holdings Ltd.	696,800	233
*	Metallurgical Corp. of China Ltd.	1,131,748	231
^,*	ChinaVision Media Group Ltd.	5,670,000	230
*	Huaneng Renewables Corp. Ltd.	670,000	227
*	Baoxin Auto Group Ltd.	253,500	222
	China Merchants Property Development Co. Ltd. Class B	70,700	219
	China Starch Holdings Ltd.	7,875,000	215
	Beijing Jingkelong Co. Ltd.	584,000	215
	Guangdong Electric Power Development Co. Ltd. Class B	329,900	214
*	Maanshan Iron & Steel	860,000	213
*	Greattown Holdings Ltd. Class B	495,900	210
	New World China Land Ltd.	452,000	199
	Shenguan Holdings Group Ltd.	390,000	198
*	Ausnutria Dairy Corp. Ltd.	1,045,000	197
*	Asia Energy Logistics Group Ltd.	20,460,000	192
	Yantai North Andre Juice Co.	477,000	191
*	Jinan Qingqi Motorcycle Co. Class B	636,000	186
	DaChan Food Asia Ltd.	1,440,000	182
	Anhui Tianda Oil Pipe Co. Ltd.	1,014,000	182
	Sijia Group Co.	1,027,000	181
	China Nickel Resources Holdings Co. Ltd.	3,104,000	181
	Weifu High-Technology Group Co. Ltd. Class B	47,900	177
	Leoch International Technology Ltd.	1,271,000	176
*	SMI Corp. Ltd.	8,268,000	176
*	China Mining Resources Group Ltd.	22,644,000	175
	Evergreen International Holdings Ltd.	807,000	156
*	Richly Field China Development Ltd.	13,280,000	151
*	Luoyang Glass Co. Ltd.	682,000	150
^,*	Real Gold Mining Ltd.	1,345,000	145
*	Trony Solar Holdings Co. Ltd.	1,562,000	127
^,*	China Kingstone Mining Holdings Ltd.	3,279,000	116
	Shanghai Material Trading Co. Ltd. Class B	248,100	113
*	China Textile Machinery Class B	108,000	65
^,*	SIM Technology Group Ltd.	1,368,000	52
			3,884,330
Colombia (0.1%)
^	Ecopetrol SA ADR	714,423	33,985
	Bancolombia SA ADR	372,066	25,215
	Interconexion Electrica SA ESP	1,211,737	5,577
	Corp Financiera Colombiana SA	241,057	4,662
	Almacenes Exito SA	280,646	4,601
	Grupo de Inversiones Suramericana SA Prior Pfd.	206,800	4,353
	Grupo Aval Acciones y Valores Prior Pfd.	6,055,439	4,247
	Ecopetrol SA	1,757,820	4,228
	Grupo de Inversiones Suramericana SA	174,860	3,689
*	Isagen SA ESP	1,652,404	2,300

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Grupo Argos SA Prior Pfd.	76,772	847
	Cementos Argos SA	135,002	603
	Grupo Argos SA	40,233	448
*	Fabricato SA	19,253,146	127
			94,882
Czech Republic (0.1%)
	CEZ AS	790,531	22,934
^	Komercni Banka AS	74,541	14,274
	Telefonica Czech Republic AS	544,497	7,878
	Philip Morris CR AS	2,337	1,332
	Pegas Nonwovens SA	40,357	1,070
^,*	Central European Media Enterprises Ltd. Class A	142,630	563
	Fortuna Entertainment Group NV	74,985	399
			48,450
Denmark (0.9%)
	Novo Nordisk A/S Class B	1,979,051	348,362
*	Danske Bank A/S	3,337,737	63,206
	Carlsberg A/S Class B	521,465	48,480
	AP Moeller - Maersk A/S Class B	6,436	45,831
	Novozymes A/S	1,190,881	41,218
	Coloplast A/S Class B	552,597	30,071
	TDC A/S	3,214,884	26,089
	DSV A/S	914,380	23,032
	AP Moeller - Maersk A/S Class A	2,744	18,781
	GN Store Nord A/S	900,338	16,467
	Chr Hansen Holding A/S	436,017	15,734
^	FLSmidth & Co. A/S	259,742	15,139
*	Jyske Bank A/S	329,108	12,822
*	Topdanmark A/S	490,380	12,588
	Tryg A/S	119,196	10,331
^,*	William Demant Holding A/S	128,268	10,270
^	Pandora A/S	286,743	8,774
^,*	Vestas Wind Systems A/S	993,317	8,642
*	Sydbank A/S	343,973	7,848
	SimCorp A/S	20,421	5,969
	Rockwool International A/S Class B	38,758	5,129
*	Genmab A/S	180,053	4,705
	Royal UNIBREW A/S	46,810	4,240
^	NKT Holding A/S	113,752	4,203
	D/S Norden A/S	115,678	3,581
^	ALK-Abello A/S	31,982	2,359
	Schouw & Co.	68,266	2,261
	United International Enterprises	11,619	2,022
*	Auriga Industries Class B	72,790	1,896
	Solar A/S Class B	29,939	1,503
*	Bavarian Nordic A/S	122,631	1,486
^,*	Bang & Olufsen A/S	164,490	1,373
*	Alm Brand A/S	380,277	1,371
	Dfds A/S	17,185	1,060
	H Lundbeck A/S	49,198	985
^,*	East Asiatic Co. Ltd. A/S	47,088	824
^	IC Companys A/S	30,333	609
*	Amagerbanken A/S	537,565	—
			809,261
Egypt (0.0%)
*	Orascom Telecom Holding SAE GDR	2,596,259	8,759
	Commercial International Bank Egypt SAE	253,786	1,120
*	Talaat Moustafa Group	1,864,744	1,061
*	Egyptian Financial Group-Hermes Holding	598,798	860
	Telecom Egypt Co.	431,535	786
*	Orascom Construction Industries GDR	20,679	660
	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	509

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Egyptian Kuwaiti Holding Co. SAE	367,852	430
			14,185
Exchange-Traded Fund (0.3%)
3	Vanguard FTSE Emerging Markets ETF	5,842,095	255,650

Finland (0.6%)
	Sampo	2,101,517	84,092
	Kone Oyj Class B	793,826	70,165
^	Nokia Oyj	18,307,583	61,508
	Fortum Oyj	2,174,353	40,416
	Wartsila OYJ Abp	819,966	40,321
^	UPM-Kymmene Oyj	2,564,494	26,998
^	Metso Oyj	633,545	26,104
	Nokian Renkaat Oyj	567,370	24,646
^	Stora Enso Oyj	2,717,830	18,954
	Orion Oyj Class B	474,643	13,640
	Elisa Oyj	718,767	13,634
^	Outotec Oyj	858,219	12,556
	Pohjola Bank plc Class A	731,683	12,456
	YIT Oyj	544,843	10,315
^	Neste Oil Oyj	631,636	9,863
	Amer Sports Oyj	558,619	9,518
	Kesko Oyj Class B	314,215	9,434
^	Konecranes Oyj	245,547	8,930
^	Huhtamaki Oyj	442,061	8,287
	Kemira Oyj	486,690	7,369
	Tieto Oyj	310,983	6,670
	Sponda Oyj	1,163,211	6,208
^	Cargotec Oyj Class B	179,852	5,370
	Uponor Oyj	288,852	4,279
^	Citycon Oyj	1,297,363	4,210
	Tikkurila Oyj	173,309	3,723
^	Sanoma Oyj	402,447	3,303
^,*	Outokumpu Oyj	4,725,439	3,300
	Ramirent Oyj	323,149	3,206
^	Metsa Board Oyj	843,972	2,628
^	Rautaruukki Oyj	398,421	2,577
^	Stockmann OYJ Abp Class B	159,201	2,308
	Cramo Oyj	127,729	1,686
	PKC Group Oyj	65,417	1,610
*	Technopolis Oyj	290,627	1,562
	Oriola-KD Oyj	491,293	1,514
*	Poyry Oyj	190,392	1,116
^,*	Talvivaara Mining Co. plc	4,797,514	1,043
	F-Secure Oyj	388,660	821
^,*	Biotie Therapies Oyj	1,666,570	790
^	HKScan Oyj	125,489	607
^	Atria plc Class A	57,184	490
	Lassila & Tikanoja Oyj	14,858	263
	Raisio plc	44,284	189
	Finnair Oyj	36,783	121
			568,800
France (6.0%)
	Sanofi	5,820,889	629,329
	Total SA	10,405,355	523,775
	BNP Paribas SA	4,901,927	273,321
	Danone SA	2,822,177	215,242
	LVMH Moet Hennessy Louis Vuitton SA	1,237,633	214,463
*	L'Oreal SA	1,177,407	210,156
	Schneider Electric SA	2,565,255	195,567
	Air Liquide SA	1,526,443	193,395
	AXA SA	8,621,502	161,452
	Vivendi SA	6,452,932	146,171
	GDF Suez	6,467,296	138,661

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Pernod-Ricard SA	1,020,412	126,399
*	Societe Generale SA	3,382,216	122,866
	European Aeronautic Defence and Space Co. NV	2,293,498	121,169
^	Unibail-Rodamco SE	453,937	118,666
	Essilor International SA	986,914	111,198
	Vinci SA	2,247,496	108,345
	France Telecom SA	9,040,528	96,547
	Carrefour SA	2,939,543	87,302
	PPR	368,575	81,186
	Cie de St-Gobain	1,942,600	77,799
	Cie Generale des Etablissements Michelin	888,015	75,092
	Renault SA	912,338	62,965
^	ArcelorMittal	4,867,438	60,165
	Lafarge SA	909,815	58,899
	Publicis Groupe SA	846,027	58,831
	Safran SA	1,120,157	55,062
	Legrand SA	1,157,397	54,014
	Technip SA	502,305	53,877
	Christian Dior SA	265,736	46,382
	SES	1,480,486	46,175
*	Credit Agricole SA	4,874,790	44,656
	Alstom SA	1,051,703	43,192
	Sodexo	459,418	38,421
	Dassault Systemes SA	303,373	37,035
	Cap Gemini SA	748,451	34,508
	Bureau Veritas SA	270,321	33,123
	Gemalto NV	385,818	31,538
	Casino Guichard Perrachon SA	275,104	29,756
	Arkema SA	307,042	28,785
	Edenred	856,119	28,520
	STMicroelectronics NV	3,107,589	27,039
	Electricite de France SA	1,174,317	26,290
	Bouygues SA	918,498	25,666
	Iliad SA	110,700	25,332
	Accor SA	749,836	24,828
	Vallourec SA	515,482	24,741
	SCOR SE	793,318	24,077
	Eutelsat Communications SA	646,057	23,344
	Veolia Environnement SA	1,670,536	23,108
	Groupe Eurotunnel SA	2,719,294	22,783
	Lagardere SCA	577,840	21,477
	Zodiac Aerospace	166,954	20,946
	Klepierre	484,635	20,566
	Valeo SA	346,603	20,163
	Natixis	4,533,563	19,873
	Suez Environnement Co.	1,364,515	19,582
	Thales SA	443,898	19,288
	AtoS	267,297	18,621
	Wendel SA	161,079	17,458
*	Cie Generale de Geophysique - Veritas	778,414	16,839
	Rexel SA	732,419	16,131
^,*	Alcatel-Lucent	11,367,451	15,656
	Societe BIC SA	138,981	14,821
	Aeroports de Paris	154,822	14,013
	Remy Cointreau SA	110,725	12,890
^	Gecina SA	106,516	12,835
^	Ingenico	178,442	11,988
	Teleperformance	262,617	11,550
^	Neopost SA	169,052	11,144
	CNP Assurances	783,011	11,098
	Imerys SA	165,524	10,898
^	ICADE	115,053	10,636
^	Fonciere Des Regions	126,980	10,131
	Rubis SCA	148,641	9,559

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^,*	Peugeot SA	1,124,289	9,000
	JCDecaux SA	322,863	8,883
*	Eurofins Scientific	38,430	8,353
	SEB SA	109,615	7,948
	Eurazeo	143,400	7,609
	Eiffage SA	167,515	7,429
	Havas SA	1,202,577	7,340
	Etablissements Maurel et Prom	418,558	7,133
^,*	Air France-KLM	660,068	6,686
	Euler Hermes SA	65,607	6,273
	Societe Television Francaise 1	568,930	6,011
	IPSOS	177,694	5,960
	Societe Immobiliere de Location pour l'Industrie et le Commerce	50,757	5,959
	Orpea	130,506	5,676
*	Technicolor SA	1,353,722	5,642
	Plastic Omnium SA	111,068	5,428
^	Bourbon SA	198,211	5,412
	Ipsen SA	142,482	5,099
^	Nexans SA	108,542	4,988
*	UBISOFT Entertainment	419,012	4,682
	Metropole Television SA	273,739	4,587
	Nexity SA	126,589	4,556
	Faurecia	240,053	4,474
	SA des Ciments Vicat	74,836	4,438
	Rallye SA	108,938	4,313
	Virbac SA	20,766	4,238
^,*	Altran Technologies SA	498,117	3,921
	Alten SA	104,484	3,770
^	Vilmorin & Cie	24,335	3,113
	Medica SA	165,402	3,063
	Mercialys SA	137,205	3,061
	Sartorius Stedim Biotech	20,935	2,966
	Saft Groupe SA	119,076	2,930
	APERAM	226,005	2,790
*	GameLoft SE	338,221	2,272
	Bollore SA	5,330	2,247
	Societe d'Edition de Canal &	292,569	2,049
*	Maurel & Prom Nigeria SA	437,317	2,035
	Hermes International	5,994	2,024
	Ciments Francais SA	36,619	2,000
	Faiveley Transport SA	32,280	1,950
^,*	SOITEC	535,239	1,939
	Societe de la Tour Eiffel	28,450	1,883
	Bonduelle S.C.A.	72,438	1,848
	Sopra Group SA	22,477	1,730
^,*	Beneteau SA	164,376	1,721
	Groupe Steria SCA	115,639	1,710
*	Club Mediterranee SA	99,618	1,693
	LISI	14,849	1,672
*	Altamir Amboise	139,845	1,645
	Mersen	70,873	1,640
^	Naturex	20,588	1,598
*	Derichebourg SA	390,709	1,586
	Boiron SA	27,900	1,581
	Sechilienne-Sidec	85,648	1,580
^,*	AB Science SA	58,293	1,401
*	Fimalac	25,841	1,382
	FFP	33,234	1,345
^	Caisse Regionale de Credit Agricole Mutuel Nord de France	77,374	1,341
*	Orco Property Group	395,986	1,215
*	Bull	364,769	1,169
	Assystem	51,991	1,106
	April	67,357	1,086
^,*	PagesJaunes Groupe	510,002	1,077

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	ANF Immobilier	34,010	1,030
	Stallergenes SA	16,011	1,030
	BioMerieux	10,747	1,022
*	Parrot SA	35,837	919
	Interparfums SA	28,051	894
^	GL Events	40,722	857
^,*	Boursorama	104,347	833
^,*	Carmat	5,984	808
	Eramet	7,290	782
^	Esso SA Francaise	11,880	745
	Tessi SA	6,584	740
	ABC Arbitrage	124,043	712
^,*	Transgene SA	58,895	701
	Cie des Alpes	34,329	688
^	Manitou BF SA	47,532	683
	GFI Informatique SA	152,238	649
^,*	Euro Disney SCA	95,938	614
	Jacquet Metal Service	52,464	603
^	Akka Technologies SA	18,164	594
^,*	Artprice.com	18,354	577
	Seche Environnement SA	13,531	537
	Cegid Group	25,047	510
*	Haulotte Group SA	57,788	486
*	Trigano SA	37,480	474
	Axway Software SA	20,688	433
	Maisons France Confort	14,626	424
	Societe Internationale de Plantations d'Heveas SA	4,385	352
^,*	Mauna Kea Technologies	22,807	306
*	Sequana SA	39,211	291
	Vranken-Pommery Monopole SA	10,054	271
*	UBISOFT Entertainment Warrants Exp. 10/10/2013	329,753	65
			5,742,262
Germany (5.6%)
	Siemens AG	4,080,439	426,353
^	Bayer AG	4,045,845	422,979
^	BASF SE	4,498,309	421,098
	SAP AG	4,502,112	358,917
^	Allianz SE	2,230,110	329,879
	Daimler AG	4,519,537	250,586
	Deutsche Bank AG	4,591,383	211,355
^	Muenchener Rueckversicherungs AG	876,294	175,527
	Linde AG	905,604	171,470
	Deutsche Telekom AG	13,941,366	165,124
^	E.ON SE	8,838,879	160,519
	Bayerische Motoren Werke AG	1,614,296	149,274
^	Volkswagen AG Prior Pfd.	707,602	143,699
^	Adidas AG	1,020,654	106,727
	Deutsche Post AG	4,362,547	103,702
	RWE AG	2,385,731	85,980
	Henkel AG & Co. KGaA Prior Pfd.	868,827	82,023
	Fresenius SE & Co. KGaA	587,676	73,726
	Fresenius Medical Care AG & Co. KGaA	1,031,966	71,098
*	Continental AG	527,794	62,780
	Deutsche Boerse AG	941,109	58,816
^	Porsche Automobil Holding SE Prior Pfd.	746,585	58,626
	Henkel AG & Co. KGaA	634,574	49,740
^	HeidelbergCement AG	685,168	49,461
^	Merck KGaA	314,872	47,970
	Beiersdorf AG	505,371	45,778
	Brenntag AG	244,907	41,821
	Infineon Technologies AG	5,277,458	41,745
	Kabel Deutschland Holding AG	431,766	40,987
	K&S AG	862,824	38,198
*	ThyssenKrupp AG	1,876,582	34,020

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Lanxess AG	405,192	29,592
	GEA Group AG	872,086	29,551
^	Volkswagen AG	143,725	28,003
^,*	Commerzbank AG	1,915,460	25,853
^	Hannover Rueckversicherung SE	293,642	24,844
	Symrise AG	547,790	23,415
*	MAN SE	205,665	23,075
*	QIAGEN NV	1,148,369	22,763
	Deutsche Lufthansa AG	1,117,721	22,379
^	MTU Aero Engines Holding AG	225,491	21,360
^	Bilfinger SE	212,500	21,328
^	Metro AG	630,367	19,688
	ProSiebenSat.1 Media AG Prior Pfd.	505,387	19,290
	Suedzucker AG	396,047	15,978
	Bayerische Motoren Werke AG Prior Pfd.	227,249	15,823
	Hugo Boss AG	120,229	14,013
	Wirecard AG	520,711	13,997
	Deutsche Wohnen AG	784,197	13,830
^	Fuchs Petrolub AG Prior Pfd.	156,653	13,222
	United Internet AG	475,477	13,055
*	Sky Deutschland AG	2,098,323	12,039
	Freenet AG	468,401	11,679
	Stada Arzneimittel AG	287,866	11,674
^	Aurubis AG	176,182	11,115
^	Software AG	315,954	11,073
	Rhoen Klinikum AG	507,880	10,843
	Fraport AG Frankfurt Airport Services Worldwide	181,034	10,832
*	Hochtief AG	149,857	10,426
	Deutsche Euroshop AG	221,829	9,512
	GSW Immobilien AG	233,901	9,392
	Gerresheimer AG	153,931	8,795
^	Axel Springer AG	194,820	8,221
	Celesio AG	414,939	8,216
	Rheinmetall AG	165,873	7,877
	Wincor Nixdorf AG	147,038	7,756
	Salzgitter AG	188,988	7,439
	TAG Immobilien AG	612,168	7,422
^	Leoni AG	160,948	7,281
*	TUI AG	680,210	7,223
^	Fuchs Petrolub AG	94,445	7,197
^	Aixtron SE NA	465,118	6,667
^	SGL Carbon SE	182,755	6,251
^	Duerr AG	54,812	6,248
*	Kloeckner & Co. SE	485,790	5,880
^	Wacker Chemie AG	76,134	5,827
	Pfeiffer Vacuum Technology AG	47,762	5,812
*	Aareal Bank AG	234,450	5,650
^	RWE AG Prior Pfd.	164,730	5,609
*	KUKA AG	122,828	5,561
	NORMA Group AG	153,585	5,425
	Gildemeister AG	238,585	5,395
	Rational AG	16,844	5,229
*	GAGFAH SA	400,518	5,174
	Gerry Weber International AG	114,288	5,020
	ElringKlinger AG	153,328	5,014
	Carl Zeiss Meditec AG	156,305	4,791
*	Morphosys AG	104,063	4,732
	GFK SE	80,226	4,578
	Krones AG	61,871	4,310
^	KWS Saat AG	11,249	4,228
	CTS Eventim AG	106,187	4,105
	Sartorius AG Prior Pfd.	35,859	3,849
	Vossloh AG	34,811	3,807
^	Draegerwerk AG & Co. KGaA Prior Pfd.	30,391	3,751

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Alstria Office REIT-AG	305,820	3,708
*	Dialog Semiconductor plc	300,629	3,581
	Drillisch AG	173,700	3,515
	Indus Holding AG	103,696	3,412
	BayWa AG	66,660	3,360
	Bechtle AG	71,562	3,173
	Jungheinrich AG Prior Pfd.	76,237	3,148
	Bertrandt AG	25,027	2,883
	Hamburger Hafen und Logistik AG	126,899	2,732
*	Deutz AG	429,432	2,327
	Jenoptik AG	191,604	2,202
^,*	Heidelberger Druckmaschinen AG	997,923	2,194
^,*	Nordex SE	275,839	2,078
	Biotest AG Prior Pfd.	26,045	1,887
	Aurelius AG	23,011	1,790
	Comdirect Bank AG	165,283	1,753
	Wacker Neuson SE	111,729	1,643
	Sto AG Prior Pfd.	10,542	1,625
^	Hamborner REIT AG	162,368	1,585
	MLP AG	222,935	1,584
^	Takkt AG	93,367	1,559
	Draegerwerk AG & Co. KGaA	14,603	1,556
	Sixt AG Prior Pfd.	81,134	1,549
	Sixt AG	69,240	1,503
	Tom Tailor Holding AG	69,434	1,481
	Grammer AG	46,106	1,466
	QSC AG	444,555	1,436
*	Patrizia Immobilien AG	137,458	1,395
	STRATEC Biomedical AG	30,866	1,392
*	SAF-Holland SA	165,138	1,376
	DIC Asset AG	120,482	1,355
	Gesco AG	12,332	1,307
	Deutsche Beteiligungs AG	52,409	1,274
	Bauer AG	44,195	1,268
^	Delticom AG	25,228	1,241
^,*	Evotec AG	341,338	1,226
	Kontron AG	216,126	1,174
	Nemetschek AG	18,708	1,132
	Balda AG	174,275	991
*	Tipp24 SE	16,758	974
*	Puma SE	3,132	971
	Fielmann AG	10,062	971
	Borussia Dortmund GmbH & Co. KGaA	213,031	920
^,*	Suss Microtec AG	79,163	908
^	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	42,926	900
^	KHD Humboldt Wedag International AG	138,979	867
	VTG AG	45,729	856
	Cewe Color Holding AG	18,896	824
^	H&R AG	66,151	805
	CENTROTEC Sustainable AG	36,851	764
	CAT Oil AG	67,656	763
^,*	Air Berlin plc	247,722	736
	XING AG	14,369	735
	CropEnergies AG	92,688	715
*	ADVA Optical Networking SE	147,821	712
^,*	Stroeer Media AG	70,916	683
	OHB AG	26,769	576
	Prime Office REIT-AG	129,886	545
^,*	zooplus AG	9,633	532
^,*	IVG Immobilien AG	628,560	530
*	Homag Group AG	27,141	511
^	R Stahl AG	10,873	508
	Daimler AG	9,125	503
	KSB AG	723	449

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Colonia Real Estate AG	70,662	424
	DAB Bank AG	73,352	356
	Grenkeleasing AG	3,863	310
^	Solarworld AG	320,632	296
*	Generali Deutschland Holding AG	1,119	150
	KSB AG Prior Pfd.	111	63
*	Deutsche Postbank AG	1,227	53
			5,295,733
Greece (0.1%)
	OPAP SA	1,080,428	10,650
^,*	Hellenic Telecommunications Organization SA ADR	1,341,580	5,755
*	Public Power Corp. SA	558,138	5,424
*	Titan Cement Co. SA	257,324	4,797
*	Hellenic Telecommunications Organization SA	523,594	4,571
	JUMBO SA	481,150	4,545
*	National Bank of Greece SA	5,196,234	4,468
	Hellenic Petroleum SA	378,326	4,185
*	Folli Follie Group	159,546	3,347
*	Alpha Bank AE	2,353,546	3,005
	Motor Oil Hellas Corinth Refineries SA	270,829	3,002
*	Viohalco Hellenic Copper and Aluminum Industry SA	452,974	2,781
*	Mytilineos Holdings SA	413,344	2,575
	Hellenic Exchanges SA	331,839	2,226
*	Bank of Cyprus plc	7,567,873	2,063
	Metka SA	115,419	1,754
*	Ellaktor SA	536,378	1,464
*	Piraeus Bank SA	5,038,117	1,414
	Intralot SA-Integrated Lottery Systems & Services	474,106	1,302
*	Marfin Investment Group Holdings SA	2,952,029	1,300
*	Frigoglass SA	117,202	780
*	Cyprus Popular Bank PCL	12,597,118	664
	Terna Energy SA	148,627	660
*	Eurobank Properties Real Estate Investment Co.	63,383	525
*	Eurobank Ergasias SA	1,512,769	393
	Coca Cola Hellenic Bottling Co. SA	7,616	188
^,*	National Bank of Greece SA ADR	202,529	182
	Athens Water Supply & Sewage Co. SA	5,876	44
			74,064
Hong Kong (2.1%)
	AIA Group Ltd.	58,819,645	261,657
	Hutchison Whampoa Ltd.	10,542,075	114,690
	Sun Hung Kai Properties Ltd.	7,658,039	110,736
	Cheung Kong Holdings Ltd.	6,771,960	102,200
	Hong Kong Exchanges and Clearing Ltd.	5,363,337	90,456
	Hong Kong & China Gas Co. Ltd.	25,440,615	76,630
	CLP Holdings Ltd.	8,519,343	75,144
	Power Assets Holdings Ltd.	6,773,820	66,240
	Wharf Holdings Ltd.	7,390,270	66,011
	Link REIT	11,157,214	63,248
	Hang Seng Bank Ltd.	3,736,350	62,586
	BOC Hong Kong Holdings Ltd.	18,074,539	62,288
	Sands China Ltd.	11,804,721	62,069
*	Galaxy Entertainment Group Ltd.	10,225,811	45,908
	Hang Lung Properties Ltd.	10,913,915	42,495
	Swire Pacific Ltd. Class A	3,318,608	42,230
	Li & Fung Ltd.	28,466,479	36,945
	Henderson Land Development Co. Ltd.	4,696,940	34,084
	New World Development Co. Ltd.	18,055,674	31,563
	MTR Corp. Ltd.	7,067,924	29,175
	Wheelock & Co. Ltd.	4,471,464	24,917
	Bank of East Asia Ltd.	5,970,744	24,601
	SJM Holdings Ltd.	9,435,219	23,820
	Sino Land Co. Ltd.	14,402,066	23,734
*	Wynn Macau Ltd.	7,319,409	22,262

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Swire Properties Ltd.	5,712,194	20,423
	Cheung Kong Infrastructure Holdings Ltd.	2,435,311	17,686
	AAC Technologies Holdings Inc.	3,311,000	16,207
	Kerry Properties Ltd.	3,527,092	16,004
	Hysan Development Co. Ltd.	3,118,802	15,489
	Techtronic Industries Co.	6,266,500	15,017
	Shangri-La Asia Ltd.	7,635,676	14,793
	First Pacific Co. Ltd.	10,350,574	14,335
^	Esprit Holdings Ltd.	9,519,403	13,388
	NWS Holdings Ltd.	6,976,292	12,473
	Yue Yuen Industrial Holdings Ltd.	3,590,942	12,445
	Television Broadcasts Ltd.	1,486,200	11,208
	MGM China Holdings Ltd.	4,609,600	10,881
	Hopewell Holdings Ltd.	2,764,637	10,701
	Cathay Pacific Airways Ltd.	5,808,514	10,238
^	VTech Holdings Ltd.	798,500	10,189
	HKT Trust / HKT Ltd.	9,576,878	10,062
	ASM Pacific Technology Ltd.	968,084	9,996
	PCCW Ltd.	19,433,452	9,902
	Wing Hang Bank Ltd.	879,380	9,250
	Melco International Development Ltd.	4,134,000	8,068
^	Stella International Holdings Ltd.	2,334,500	6,878
	Champion REIT	12,603,000	6,640
	Orient Overseas International Ltd.	1,069,603	6,367
	Giordano International Ltd.	6,308,000	6,315
	Great Eagle Holdings Ltd.	1,375,000	5,837
	Xinyi Glass Holdings Ltd.	8,368,000	5,739
	Cafe de Coral Holdings Ltd.	1,646,000	5,231
	SA SA International Holdings Ltd.	4,874,000	5,082
	Johnson Electric Holdings Ltd.	6,898,500	4,700
^	Luk Fook Holdings International Ltd.	1,551,000	4,412
	Pacific Basin Shipping Ltd.	7,593,000	4,344
^,*	Foxconn International Holdings Ltd.	10,679,714	4,130
^	Chow Sang Sang Holdings International Ltd.	1,492,000	4,047
	Shun Tak Holdings Ltd.	7,292,500	3,841
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,972,000	3,722
*	G-Resources Group Ltd.	77,088,971	3,632
	Texwinca Holdings Ltd.	2,990,000	3,495
	Dah Sing Financial Holdings Ltd.	655,200	3,445
	Jardine Matheson Holdings Ltd.	51,600	3,352
	SmarTone Telecommunications Holdings Ltd.	1,815,500	3,239
	Pacific Textile Holdings Ltd.	2,461,000	3,041
^	K Wah International Holdings Ltd.	5,199,000	2,843
^	Truly International Holdings	5,268,000	2,815
	Dah Sing Banking Group Ltd.	1,797,600	2,649
^,*	Brightoil Petroleum Holdings Ltd.	12,831,000	2,450
	Kowloon Development Co. Ltd.	1,736,000	2,303
	Sunlight REIT	5,237,000	2,295
^,*	China Resources and Transportation Group Ltd.	57,100,000	2,175
^,*	Value Partners Group Ltd.	3,439,000	2,111
^	Newocean Energy Holdings Ltd.	3,378,000	2,110
^	SOCAM Development Ltd.	1,356,353	1,955
^	Prosperity REIT	5,497,000	1,954
	SITC International Holdings Co. Ltd.	5,165,949	1,900
	Hongkong Land Holdings Ltd.	249,000	1,813
^	Trinity Ltd.	4,568,000	1,804
	HKR International Ltd.	3,521,600	1,763
^	Man Wah Holdings Ltd.	1,807,200	1,760
^	CITIC Telecom International Holdings Ltd.	4,437,000	1,614
	Emperor Watch & Jewellery Ltd.	15,610,000	1,593
	Singamas Container Holdings Ltd.	6,248,000	1,535
	Midland Holdings Ltd.	3,188,000	1,473
	Pico Far East Holdings Ltd.	3,758,000	1,367
	Jardine Strategic Holdings Ltd.	33,500	1,308

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Regal REIT	3,938,000	1,302
*	Lai Sun Development	41,857,833	1,260
*	CST Mining Group Ltd.	95,320,000	1,242
	Regal Hotels International Holdings Ltd.	2,500,000	1,171
	Emperor International Holdings	3,927,333	1,101
	CK Life Sciences International Holdings Inc.	12,282,000	1,078
^,*	United Laboratories International Holdings Ltd.	2,864,500	1,076
	Soundwill Holdings Ltd.	423,746	1,036
	Hang Lung Group Ltd.	171,000	1,009
	YGM Trading Ltd.	342,000	983
	CSI Properties Ltd.	20,551,585	967
^,*	Sinopoly Battery Ltd.	22,340,000	909
^	SUNeVision Holdings Ltd.	3,230,000	838
^,*	China Financial International Investments Ltd.	16,470,000	808
	Samson Holding Ltd.	4,377,000	808
	Guotai Junan International Holdings Ltd.	1,912,000	807
^	IT Ltd.	2,186,000	801
^	Polytec Asset Holdings Ltd.	6,060,000	775
^	Silver base Group Holdings Ltd.	3,334,225	771
	VST Holdings Ltd.	2,790,000	749
	Bonjour Holdings Ltd.	4,556,000	741
	Dorsett Hospitality International Ltd.	2,669,645	738
*	Mongolia Energy Corp. Ltd.	16,502,000	693
	Goodbaby International Holdings Ltd.	1,389,000	674
	Get Nice Holdings Ltd.	14,442,000	671
*	China Daye Non-Ferrous Metals Mining Ltd.	23,438,000	669
	Haitong International Securities Group Ltd.	1,588,000	669
	Sateri Holdings Ltd.	2,800,500	660
	China WindPower Group Ltd.	16,770,000	649
^,*	Honbridge Holdings Ltd.	3,934,000	629
	Hong Kong Television Network Ltd.	2,058,000	625
	Dickson Concepts International Ltd.	1,168,000	622
	Glorious Sun Enterprises Ltd.	1,988,000	592
	Oriental Watch Holdings	1,782,000	582
*	IRC Ltd.	4,478,000	578
	Paliburg Holdings Ltd.	1,606,000	546
	Century City International Holdings Ltd.	7,172,000	528
*	Ming Fung Jewellery Group Ltd.	13,605,115	501
*	Neo-Neon Holdings Ltd.	2,479,000	468
^,*	Fook Woo Group Holdings Ltd.	2,620,000	463
*	Pearl Oriental Oil Ltd.	8,047,000	416
	Sitoy Group Holdings Ltd.	855,000	388
	Lee & Man Chemical Co. Ltd.	824,000	383
	Cecep Costin New Materials Grp Ltd.	889,000	374
	Chen Hsong Holdings	980,000	330
*	Titan Petrochemicals Group Ltd.	10,180,000	323
	Pacific Andes International Holdings Ltd.	6,629,000	320
	Oriental Press Group	2,534,000	301
	Lifestyle International Holdings Ltd.	119,500	264
*	Newton Resources Ltd.	2,094,000	225
	Richfield Group Holdings Ltd.	5,960,000	220
	Gourmet Master Co. Ltd.	28,000	156
	Vitasoy International Holdings Ltd.	128,000	155
*	Sino-Tech International Holdings Ltd.	28,420,000	106
			2,041,273
Hungary (0.1%)
	OTP Bank plc	1,127,318	23,536
	MOL Hungarian Oil and Gas plc	205,123	14,580
	Magyar Telekom Telecommunications plc	2,336,059	4,321
	Richter Gedeon Nyrt	10,839	1,609
*	EGIS Pharmaceuticals plc	19,723	1,559
			45,605
India (1.5%)
	Housing Development Finance Corp.	7,121,632	112,183

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Reliance Industries Ltd.	6,462,412	94,671
	Infosys Ltd.	2,093,258	86,705
	HDFC Bank Ltd.	5,639,252	71,603
	ITC Ltd.	10,569,770	64,586
	Tata Consultancy Services Ltd.	2,289,329	58,596
	Hindustan Unilever Ltd.	4,035,086	43,764
	Axis Bank Ltd.	1,374,827	38,169
	ICICI Bank Ltd.	1,613,529	35,039
	Larsen & Toubro Ltd.	983,418	27,650
	Sun Pharmaceutical Industries Ltd.	1,553,869	27,448
	Oil & Natural Gas Corp. Ltd.	4,379,433	26,606
	Mahindra & Mahindra Ltd.	1,494,210	25,671
	State Bank of India	563,299	23,718
	HDFC Bank Ltd. ADR	557,359	23,654
	Tata Motors Ltd.	3,774,183	20,824
	Kotak Mahindra Bank Ltd.	1,417,312	18,620
	Bharti Airtel Ltd.	3,110,961	18,449
	United Spirits Ltd.	422,062	17,355
	NTPC Ltd.	5,644,138	16,495
	Coal India Ltd.	2,518,035	14,941
	IDFC Ltd.	5,216,396	14,840
	Bajaj Auto Ltd.	408,481	14,277
	HCL Technologies Ltd.	1,015,956	13,592
	Cairn India Ltd.	2,319,873	13,461
	Wipro Ltd.	1,990,761	12,867
	Cipla Ltd.	1,689,299	12,728
	ICICI Bank Ltd. ADR	271,750	12,723
	GAIL India Ltd.	1,854,510	12,111
	Asian Paints Ltd.	139,008	12,096
	Sterlite Industries India Ltd.	6,573,005	11,796
	Power Grid Corp. of India Ltd.	5,421,397	11,303
	Ambuja Cements Ltd.	2,989,108	10,363
	Bharat Heavy Electricals Ltd.	2,875,675	10,311
	Jindal Steel & Power Ltd.	1,818,108	10,296
	Zee Entertainment Enterprises Ltd.	2,261,974	9,836
	Dr Reddy's Laboratories Ltd. ADR	255,396	9,674
	Lupin Ltd.	724,083	9,457
	Dr Reddy's Laboratories Ltd.	243,579	9,188
	Hindalco Industries Ltd.	5,011,827	9,083
	Godrej Consumer Products Ltd.	574,890	8,795
	DLF Ltd.	1,967,721	8,732
	Shriram Transport Finance Co. Ltd.	613,017	8,488
	Tata Power Co. Ltd.	4,702,422	8,272
	Tata Steel Ltd.	1,456,727	8,215
*	Idea Cellular Ltd.	3,292,534	8,108
	Ultratech Cement Ltd.	187,462	6,622
	LIC Housing Finance Ltd.	1,458,984	6,603
	Hero Motocorp Ltd.	215,210	6,575
	Bharat Petroleum Corp. Ltd.	853,484	6,559
	Jaiprakash Associates Ltd.	4,664,173	6,531
*	Satyam Computer Services Ltd.	3,097,512	6,356
	Rural Electrification Corp. Ltd.	1,483,597	6,188
	Wipro Ltd. ADR	701,391	5,604
	Dabur India Ltd.	2,039,379	5,595
	Maruti Suzuki India Ltd.	177,912	5,518
	ACC Ltd.	237,077	5,433
	Bank of Baroda	405,082	5,269
*	Ranbaxy Laboratories Ltd.	625,344	5,250
	JSW Steel Ltd.	401,647	5,250
	Apollo Hospitals Enterprise Ltd.	337,348	5,228
	Mahindra & Mahindra Financial Services Ltd.	1,227,228	5,203
	Adani Ports and Special Economic Zone	1,920,170	5,173
	Titan Industries Ltd.	1,026,825	5,165
	Federal Bank Ltd.	592,791	5,026

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Sesa Goa Ltd.	1,678,176	4,970
	Power Finance Corp. Ltd.	1,307,168	4,736
	Reliance Communications Ltd.	2,562,519	4,625
	Adani Enterprises Ltd.	1,069,652	4,336
	United Breweries Ltd.	317,385	4,327
	Indiabulls Financial Services Ltd.	783,307	3,952
	Divi's Laboratories Ltd.	194,168	3,877
	State Bank of India GDR	44,251	3,743
*	Reliance Power Ltd.	2,786,958	3,699
	Tata Global Beverages Ltd.	1,320,183	3,617
	Reliance Infrastructure Ltd.	510,175	3,561
	Piramal Enterprises Ltd.	334,168	3,482
	Bank of India	565,616	3,450
	Siemens Ltd.	334,287	3,391
	Aditya Birla Nuvo Ltd.	166,019	3,237
	Reliance Capital Ltd.	491,580	3,229
	Canara Bank	416,002	3,210
*	Unitech Ltd.	6,204,208	3,106
	United Phosphorus Ltd.	1,096,270	2,878
*	Jubilant Foodworks Ltd.	128,998	2,659
	Strides Arcolab Ltd.	144,344	2,297
	Jammu & Kashmir Bank Ltd.	90,499	2,293
	Godrej Industries Ltd.	372,562	2,140
	MAX India Ltd.	530,489	2,135
	Aurobindo Pharma Ltd.	587,008	2,083
	Emami Ltd.	173,453	2,066
	Gitanjali Gems Ltd.	175,001	2,008
	Ashok Leyland Ltd.	4,678,400	1,992
*	Indiabulls Real Estate Ltd.	1,423,384	1,970
*	GMR Infrastructure Ltd.	4,873,925	1,845
	Indian Hotels Co. Ltd.	1,702,496	1,800
	Havells India Ltd.	145,372	1,778
	Bharat Forge Ltd.	405,546	1,740
	Eicher Motors Ltd.	31,518	1,733
	Hexaware Technologies Ltd.	1,001,392	1,527
	Bajaj Finance Ltd.	65,624	1,494
	Jain Irrigation Systems Ltd.	1,228,734	1,446
	Thermax Ltd.	133,231	1,419
	CESC Ltd.	264,856	1,407
	Ipca Laboratories Ltd.	144,817	1,365
	Berger Paints India Ltd.	379,968	1,355
	Sobha Developers Ltd.	174,421	1,343
	Infosys Ltd. ADR	31,720	1,324
	MindTree Ltd.	87,572	1,302
	Karur Vysya Bank Ltd.	148,628	1,292
	Redington India Ltd.	880,200	1,291
	Apollo Tyres Ltd.	712,219	1,278
	Great Eastern Shipping Co. Ltd.	308,905	1,246
	Torrent Pharmaceuticals Ltd.	96,568	1,236
	IFCI Ltd.	2,222,753	1,235
	Financial Technologies India Ltd.	82,181	1,232
	Syndicate Bank	552,172	1,231
	Britannia Industries Ltd.	112,755	1,215
	McLeod Russel India Ltd.	207,548	1,208
	Karnataka Bank Ltd.	428,195	1,192
	India Cements Ltd.	765,131	1,186
	Madras Cements Ltd.	254,252	1,175
	Biocon Ltd.	217,593	1,160
	Prestige Estates Projects Ltd.	353,866	1,102
	Sundaram Finance Ltd.	114,015	1,102
	IndusInd Bank Ltd.	126,805	1,102
	Nestle India Ltd.	11,474	1,062
*	Housing Development & Infrastructure Ltd.	1,056,958	1,045
	UCO Bank	803,438	1,039

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Gujarat Mineral Development Corp. Ltd.	361,139	1,036
	Corp Bank	144,260	1,014
	MRF Ltd.	3,994	993
	Tube Investments of India Ltd.	327,800	972
*	Suzlon Energy Ltd.	3,425,109	926
	Indraprastha Gas Ltd.	166,125	925
	PTC India Ltd.	828,779	924
	NMDC Ltd.	393,171	919
	India Infoline Ltd.	780,845	902
*	Jet Airways India Ltd.	77,901	901
	Multi Commodity Exchange of India Ltd.	53,177	895
	Bata India Ltd.	64,554	895
	Arvind Ltd.	602,508	881
*	Pipavav Defence & Offshore Engineering Co. Ltd.	659,559	879
	CMC Ltd.	35,502	875
	Indian Oil Corp. Ltd.	156,503	869
*	Gujarat Pipavav Port Ltd.	963,141	867
	Amara Raja Batteries Ltd.	179,389	865
	Indian Overseas Bank	727,562	861
	Punj Lloyd Ltd.	855,476	857
	Bayer CropScience Ltd.	40,128	855
	Gujarat State Petronet Ltd.	685,028	852
	Andhra Bank	497,059	842
	Yes Bank Ltd.	86,651	808
	TTK Prestige Ltd.	12,303	798
*	TV18 Broadcast Ltd.	1,606,315	795
	Century Textiles & Industries Ltd.	146,811	786
	Dewan Housing Finance Corp. Ltd.	237,584	772
	Supreme Industries Ltd.	125,652	764
	Jindal Saw Ltd.	513,324	758
*	Hathway Cable & Datacom Ltd.	160,211	753
*	KPIT Cummins Infosystems Ltd.	379,646	734
	Rajesh Exports Ltd.	312,537	731
*	Sun Pharma Advanced Research Co. Ltd.	315,947	727
	Tata Motors Ltd. ADR	26,200	722
	Cholamandalam Investment and Finance Co. Ltd.	143,406	715
	Jagran Prakashan Ltd.	416,191	715
	Trent Ltd.	35,563	711
	Page Industries Ltd.	10,602	707
*	Shree Renuka Sugars Ltd.	1,505,103	675
	Raymond Ltd.	124,727	673
	EID Parry India Ltd.	236,352	673
*	Fortis Healthcare Ltd.	357,392	671
	Voltas Ltd.	420,170	665
	Gujarat Gas Co. Ltd.	142,571	654
	Shoppers Stop Ltd.	94,066	652
	NIIT Technologies Ltd.	133,491	645
	Manappuram Finance Ltd.	1,909,801	615
	Cox & Kings Ltd.	255,671	613
	Jyothy Laboratories Ltd.	185,860	609
	Oil India Ltd.	59,613	609
	Ruchi Soya Industries Ltd.	473,661	606
	Gruh Finance Ltd.	168,480	596
	Sintex Industries Ltd.	674,546	596
*	Lanco Infratech Ltd.	2,754,258	577
*	Wockhardt Ltd.	16,182	574
	Gateway Distriparks Ltd.	241,386	551
	Bombay Dyeing & Manufacturing Co. Ltd.	342,887	549
	Sunteck Realty Ltd.	70,547	547
	Amtek Auto Ltd.	399,854	546
	Rallis India Ltd.	217,668	543
	SREI Infrastructure Finance Ltd.	970,190	542
	Vijaya Bank	554,172	541
	Anant Raj Ltd.	433,883	535

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Welspun Corp. Ltd.	532,644	526
	MOIL Ltd.	126,038	522
	SKF India Ltd.	50,270	518
	Lakshmi Machine Works Ltd.	13,957	517
*	GVK Power & Infrastructure Ltd.	2,881,989	508
	Radico Khaitan Ltd.	219,876	508
	EIH Ltd.	439,898	500
*	DEN Networks Ltd.	120,449	495
	Gujarat State Fertilisers & Chemicals Ltd.	484,990	494
	State Bank of Bikaner & Jaipur	61,566	493
*	Whirlpool of India Ltd.	125,679	486
	Glenmark Pharmaceuticals Ltd.	53,467	484
*	Balrampur Chini Mills Ltd.	549,600	482
*	SKS Microfinance Ltd.	202,866	481
	Rolta India Ltd.	419,508	476
	Chambal Fertilizers & Chemicals Ltd.	480,703	475
	Amtek India Ltd.	280,953	475
	Maharashtra Seamless Ltd.	117,391	473
	Steel Authority of India Ltd.	409,602	470
	Gujarat NRE Coke Ltd.	1,461,217	468
	IL&FS Transportation Networks Ltd.	139,462	456
	Edelweiss Financial Services Ltd.	793,993	443
*	Hindustan Construction Co. Ltd.	1,625,559	424
	Persistent Systems Ltd.	43,555	421
	Unichem Laboratories Ltd.	132,241	415
	Gujarat Fluorochemicals Ltd.	74,456	412
	Novartis India Ltd.	37,898	410
	FDC Ltd.	244,987	407
	Polaris Financial Technology Ltd.	202,268	405
*	Oracle Financial Services Software Ltd.	8,298	405
	Bajaj Electricals Ltd.	120,160	394
	Graphite India Ltd.	271,069	394
*	Development Credit Bank Ltd.	450,400	394
	REI Agro Ltd.	1,783,511	393
*	SpiceJet Ltd.	570,746	391
*	Indian Infotech & Software Ltd.	968,189	388
	Colgate-Palmolive India Ltd.	14,212	388
	Prism Cement Ltd.	450,358	383
	State Bank of Travancore	37,943	380
	BASF India Ltd.	34,859	377
	Alstom India Ltd.	62,479	369
	Castrol India Ltd.	58,788	359
	Schneider Electric Infrastructure Ltd.	249,320	354
*	JSW ISPAT Steel Ltd.	2,061,900	351
	Orissa Minerals Development Co. Ltd.	7,119	348
	TVS Motor Co. Ltd.	488,005	346
*	Advanta India Ltd.	23,071	345
	NHPC Ltd.	853,884	344
	NCC Ltd.	593,283	344
	Blue Star Ltd.	108,230	326
	Bajaj Hindusthan Ltd.	880,127	323
*	IVRCL Ltd.	893,283	322
	Solar Industries India Ltd.	16,984	321
	Rain Commodities Ltd.	373,180	310
	Delta Corp. Ltd.	265,134	307
	Sun TV Network Ltd.	39,080	303
	Container Corp. Of India	14,402	300
	KEC International Ltd.	297,103	297
*	ABG Shipyard Ltd.	49,035	294
*	Indiabulls Infrastructure and Power Ltd.	3,621,754	289
	HCL Infosystems Ltd.	395,493	287
	Kaveri Seed Co. Ltd.	12,859	281
	Clariant Chemicals India Ltd.	32,035	279
	Bharti Infratel Ltd.	84,281	279

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Hindustan Zinc Ltd.	125,704	278
	Escorts Ltd.	257,711	273
	Ballarpur Industries Ltd.	844,181	273
	Navneet Publications India Ltd.	258,957	273
*	Tech Mahindra Ltd.	15,212	270
	Aban Offshore Ltd.	46,797	270
	Vardhman Textiles Ltd.	53,261	269
	ICRA Ltd.	13,793	269
	Kajaria Ceramics Ltd.	69,055	266
	Greaves Cotton Ltd.	199,867	265
*	Himachal Futuristic Communications Ltd.	1,588,670	265
	ING Vysya Bank Ltd.	22,877	258
	Alok Industries Ltd.	1,454,060	257
	Cummins India Ltd.	26,466	251
	Exide Industries Ltd.	101,151	250
	Union Bank of India	54,597	248
	JSW Energy Ltd.	195,465	239
*	Tata Teleservices Maharashtra Ltd.	1,488,444	235
	Zydus Wellness Ltd.	28,365	234
	Petronet LNG Ltd.	89,251	232
	Hindustan Petroleum Corp. Ltd.	40,381	231
	Educomp Solutions Ltd.	183,662	220
*	Orient Cement Ltd.	202,416	216
	IDBI Bank Ltd.	126,774	208
	Motherson Sumi Systems Ltd.	57,313	208
	JK Lakshmi Cement Ltd.	110,428	200
*	Adani Power Ltd.	216,189	196
*	Parsvnath Developers Ltd.	304,956	194
	Marico Ltd.	45,660	191
	Sterlite Industries India Ltd. ADR	26,200	189
	Eros International Media Ltd.	57,030	186
	Tata Chemicals Ltd.	30,316	182
	Bajaj Finserv Ltd.	13,228	182
	Ingersoll-Rand India Ltd.	23,480	174
	GlaxoSmithKline Consumer Healthcare Ltd.	2,302	172
*	L&T Finance Holdings Ltd.	119,032	172
*	Hindustan Oil Exploration Co. Ltd.	146,394	168
*	Mahanagar Telephone Nigam	448,634	167
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	109,481	160
*	Dish TV India Ltd.	126,574	159
	Core Education & Technologies Ltd.	155,203	159
	VIP Industries Ltd.	126,877	148
*	Usha Martin Ltd.	306,507	145
	Kalpataru Power Transmission Ltd.	96,925	145
	Oriental Bank of Commerce	28,933	144
	Tata Communications Ltd.	33,915	144
	IRB Infrastructure Developers Ltd.	62,624	135
	SRF Ltd.	42,666	135
	BEML Ltd.	44,623	133
	Crompton Greaves Ltd.	76,339	131
	Texmaco Rail & Engineering Ltd.	140,981	129
	Sterlite Technologies Ltd.	267,889	124
	Coromandel International Ltd.	33,518	121
*	Hotel Leela Venture Ltd.	300,251	118
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	58,761	117
	Merck Ltd.	9,838	116
	Shree Cement Ltd.	1,357	114
*	BF Utilities Ltd.	22,487	111
	Allahabad Bank	44,628	111
	Bhushan Steel Ltd.	12,774	108
	Orchid Chemicals & Pharmaceuticals Ltd.	89,313	107
*	Essar Oil Ltd.	74,486	106
	GlaxoSmithKline Pharmaceuticals Ltd.	2,479	104
	ABB Ltd.	10,174	99

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Asahi India Glass Ltd.	104,140	92
	Videocon Industries Ltd.	21,861	88
	Sundram Fasteners Ltd.	117,860	87
	Central Bank Of India	63,022	83
	Uflex Ltd.	56,538	78
	Indian Bank	22,465	71
*	Nagarjuna Fertilizers & Chemicals Ltd.	312,129	65
	Engineers India Ltd.	20,254	65
*	Zuari Agro Chemicals Ltd.	22,101	64
	Mphasis Ltd.	9,189	64
*	Tuni Textile Mills Ltd.	137,656	57
	Cadila Healthcare Ltd.	3,708	54
	Torrent Power Ltd.	19,554	51
	Blue Circle Services Ltd.	190,948	44
	Bajaj Holdings and Investment Ltd.	2,640	44
	Arshiya International Ltd.	64,232	29
	Orient Paper & Industries Ltd.	182,174	24
	Jain Irrigation Systems Ltd.	32,150	18
	Bharat Electronics Ltd.	792	17
			1,472,599
Indonesia (0.7%)
	Astra International Tbk PT	98,720,500	74,697
	Bank Central Asia Tbk PT	60,173,000	66,604
	Telekomunikasi Indonesia Persero Tbk PT	49,192,200	59,266
	Bank Rakyat Indonesia Persero Tbk PT	54,097,000	52,394
	Bank Mandiri Persero Tbk PT	45,479,124	49,201
	Perusahaan Gas Negara Persero Tbk PT	53,161,000	34,195
	Semen Indonesia Persero Tbk PT	14,424,500	27,338
	Bank Negara Indonesia Persero Tbk PT	36,522,495	20,312
	Unilever Indonesia Tbk PT	7,452,000	20,135
	Indocement Tunggal Prakarsa Tbk PT	7,218,500	19,642
	Charoen Pokphand Indonesia Tbk PT	35,944,158	18,678
	Indofood Sukses Makmur Tbk PT	21,493,500	16,268
	Kalbe Farma Tbk PT	111,025,510	15,903
	United Tractors Tbk PT	8,149,515	14,905
	Lippo Karawaci Tbk PT	89,771,000	12,477
	Gudang Garam Tbk PT	2,368,500	12,049
*	Bank Danamon Indonesia Tbk PT	16,243,609	10,785
	Adaro Energy Tbk PT	70,961,500	8,993
	Ciputra Development Tbk PT	52,164,000	7,397
	Indo Tambangraya Megah Tbk PT	1,947,800	7,370
	Global Mediacom Tbk PT	30,513,618	6,835
	Jasa Marga Persero Tbk PT	9,824,000	6,779
	Media Nusantara Citra Tbk PT	20,479,412	6,592
*	XL Axiata Tbk PT	12,553,223	6,587
	Summarecon Agung Tbk PT	24,368,000	6,525
	Tambang Batubara Bukit Asam Persero Tbk PT	3,966,000	6,225
	Bhakti Investama Tbk PT	114,216,000	5,767
	Alam Sutera Realty Tbk PT	48,571,500	5,255
	Bumi Resources Tbk PT	71,058,000	4,912
	AKR Corporindo Tbk PT	8,457,000	4,485
	Japfa Comfeed Indonesia Tbk PT	20,865,000	4,144
	Indosat Tbk PT	6,598,000	4,075
*	Trada Maritime Tbk PT	24,193,500	3,612
	Astra Agro Lestari Tbk PT	1,867,000	3,403
*	Tower Bersama Infrastructure Tbk PT	5,782,000	3,363
	Mitra Adiperkasa Tbk PT	3,602,000	3,061
*	Sentul City Tbk PT	96,586,000	2,837
	Holcim Indonesia Tbk PT	7,488,500	2,814
	Wijaya Karya Persero Tbk PT	10,618,000	2,624
	Surya Semesta Internusa Tbk PT	15,955,500	2,598
	Aneka Tambang Persero Tbk PT	16,768,000	2,386
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,892,500	2,373
	Ramayana Lestari Sentosa Tbk PT	15,639,000	2,319

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Bank Tabungan Negara Persero Tbk PT	15,112,997	2,318
	Gajah Tunggal Tbk PT	7,282,500	2,175
*	Energi Mega Persada Tbk PT	154,131,032	2,162
*	Garuda Indonesia Persero Tbk PT	32,624,000	2,116
	MNC Sky Vision Tbk PT	7,747,612	1,894
*	Kawasan Industri Jababeka Tbk PT	60,443,000	1,869
	Pakuwon Jati Tbk PT	44,364,600	1,849
	Citra Marga Nusaphala Persada Tbk PT	8,826,500	1,672
*	Bakrie and Brothers Tbk PT	285,539,000	1,468
	Agung Podomoro Land Tbk PT	29,772,000	1,454
*	Erajaya Swasembada Tbk PT	4,348,000	1,399
	Timah Persero Tbk PT	9,486,000	1,388
*	Panin Financial Tbk PT	55,424,000	1,370
	Ciputra Property Tbk PT	11,391,500	1,360
*	Lippo Cikarang Tbk PT	1,894,000	1,338
	Bank Bukopin Tbk PT	13,822,166	1,310
	Medco Energi Internasional Tbk PT	6,408,500	1,261
	Adhi Karya Persero Tbk PT	4,109,500	1,259
*	Agis Tbk PT	25,785,500	1,194
	Intiland Development Tbk PT	19,333,500	1,175
*	Benakat Petroleum Energy Tbk PT	68,148,500	1,158
*	Modernland Realty Tbk PT	11,409,000	1,138
*	Borneo Lumbung Energi & Metal Tbk PT	24,400,000	1,132
*	Bakrieland Development Tbk PT	202,316,500	1,085
	Krakatau Steel Persero Tbk PT	16,541,000	938
	Indika Energy Tbk PT	7,625,500	881
*	Bekasi Fajar Industrial Estate Tbk PT	8,568,000	881
	Malindo Feedmill Tbk PT	2,982,000	860
	Nippon Indosari Corpindo Tbk PT	1,062,000	841
	Pembangunan Perumahan Persero Tbk PT	5,398,000	790
	Selamat Sempurna Tbk PT	2,744,500	770
	Tiga Pilar Sejahtera Food Tbk	5,720,500	731
	Indofood CBP Sukses Makmur Tbk PT	578,500	682
	Sampoerna Agro PT	3,124,500	627
	Bumi Serpong Damai PT	3,470,500	617
*	Gading Development Tbk PT	15,648,500	605
	BW Plantation Tbk PT	5,749,000	538
	Bisi International PT	6,953,500	530
*	Berlian Laju Tanker Tbk PT	25,926,000	523
	Bank Pembangunan Daerah Jawa Timur Tbk PT	11,549,000	511
	Hexindo Adiperkasa Tbk PT	1,024,000	511
*	Delta Dunia Makmur Tbk PT	26,189,000	505
*	Bakrie Telecom Tbk PT	94,762,000	488
	Tunas Baru Lampung Tbk PT	8,179,000	408
	Bakrie Sumatera Plantations Tbk PT	39,972,500	375
	Resource Alam Indonesia Tbk PT	1,393,000	302
	Clipan Finance Indonesia Tbk PT	6,584,500	302
	Asahimas Flat Glass Tbk PT	290,000	251
*	Darma Henwa Tbk PT	41,394,000	213
*	Polychem Indonesia Tbk PT	3,639,500	135
			699,539
Ireland (0.3%)
	CRH plc	3,542,191	76,276
	Kerry Group plc Class A	725,893	42,857
*	Elan Corp. plc	2,418,883	27,999
*	Bank of Ireland	118,271,695	26,350
	Paddy Power plc	213,311	17,969
	DCC plc	406,406	14,866
	Smurfit Kappa Group plc	767,963	11,418
	C&C Group plc	1,669,285	10,370
	Glanbia plc	689,945	9,243
	Kingspan Group plc	651,563	7,865
	Grafton Group plc	1,005,691	7,009
	Ryanair Holdings plc ADR	138,299	5,994

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	United Drug plc	1,172,297	5,516
	Ryanair Holdings plc	701,590	5,460
	Greencore Group plc	1,879,059	3,110
	Aer Lingus Group plc	1,144,792	2,080
	Irish Continental Group plc	73,715	2,007
	FBD Holdings plc	108,608	1,767
	Total Produce plc	1,193,894	1,093
	WPP plc ADR	12,807	1,057
*	Kenmare Resources plc	1,462,764	605
*	Irish Bank Resolution Corp. Ltd.	698,992	—
			280,911
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	4,370,623	167,804
	Israel Chemicals Ltd.	2,174,293	25,910
*	Bank Hapoalim BM	5,131,813	23,872
*	Bank Leumi Le-Israel BM	6,096,743	21,670
	Bezeq The Israeli Telecommunication Corp. Ltd.	9,253,388	13,441
*	NICE Systems Ltd.	285,950	10,143
*	Mellanox Technologies Ltd.	174,587	9,146
*	Israel Corp. Ltd.	11,243	7,240
*	Israel Discount Bank Ltd. Class A	3,870,655	6,507
*	Mizrahi Tefahot Bank Ltd.	598,040	6,118
	Delek Group Ltd.	22,417	5,910
	Gazit-Globe Ltd.	359,097	4,780
	Elbit Systems Ltd.	109,859	4,586
*	Paz Oil Co. Ltd.	22,086	3,446
	Osem Investments Ltd.	161,235	3,265
	Partner Communications Co. Ltd.	428,436	2,966
	Frutarom Industries Ltd.	183,119	2,706
	Strauss Group Ltd.	179,544	2,645
	Harel Insurance Investments & Financial Services Ltd.	50,792	2,530
*	Oil Refineries Ltd.	4,141,899	2,169
	Alony Hetz Properties & Investments Ltd.	317,379	2,080
	Migdal Insurance & Financial Holding Ltd.	1,265,041	2,075
	Shikun & Binui Ltd.	984,386	2,062
	Cellcom Israel Ltd. (Registered)	180,274	1,747
	Delek Automotive Systems Ltd.	160,242	1,720
*	Nitsba Holdings 1995 Ltd.	134,704	1,564
	Clal Insurance Enterprises Holdings Ltd.	90,456	1,499
*	Ormat Industries	246,408	1,464
*	First International Bank Of Israel Ltd.	97,392	1,420
	Shufersal Ltd.	368,304	1,341
*	Menorah Mivtachim Holdings Ltd.	125,965	1,337
*	Given Imaging Ltd.	82,769	1,314
	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	27,626	1,276
*	Jerusalem Oil Exploration	48,855	1,276
	Melisron Ltd.	58,224	1,207
	Ituran Location and Control Ltd.	73,509	1,182
	Clal Industries Ltd.	294,808	1,172
	Norstar Holdings Inc.	41,962	1,107
	Azrieli Group	36,080	1,042
	Electra Ltd.	7,997	979
*	Airport City Ltd.	156,257	958
	Cellcom Israel Ltd.	96,644	945
*	Africa Israel Investments Ltd.	386,632	938
	Babylon Ltd.	146,605	882
	Phoenix Holdings Ltd.	288,551	874
*	Africa Israel Properties Ltd.	67,535	798
*	Jerusalem Economy Ltd.	110,588	775
*	Koor Industries Ltd.	54,143	765
	Amot Investments Ltd.	264,112	743
*	Naphtha Israel Petroleum Corp. Ltd.	127,493	647
	Matrix IT Ltd.	126,493	639
*	Hadera Paper Ltd.	10,751	623

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Industrial Buildings Corp.	377,950	568
*	AL-ROV Israel Ltd.	17,028	475
*	Ceragon Networks Ltd.	119,270	461
*	Alrov Properties and Lodgings Ltd.	20,128	453
	Bayside Land Corp.	1,916	425
	Plasson Industries Ltd.	12,135	403
*	EZchip Semiconductor Ltd.	17,034	386
*	Discount Investment Corp.	102,366	373
	Avgol Industries 1953 Ltd.	374,130	371
*	Property & Building Corp.	6,092	360
*	Union Bank of Israel	76,302	289
*	Clal Biotechnology Industries Ltd.	125,568	270
*	Allot Communications Ltd.	9,800	113
*	Delek Energy Systems Ltd.	135	66
*	Africa Israel Investments Ltd. Rights Exp. 05/08/2013	8,405	28
*	Nova Measuring Instruments Ltd.	2,640	24
			370,370
Italy (1.5%)
	Eni SPA	12,431,686	296,700
	Enel SPA	32,093,341	124,117
	Assicurazioni Generali SPA	5,793,545	106,403
*	UniCredit SPA	20,223,861	105,703
	Intesa Sanpaolo SPA (Registered)	50,225,744	91,216
^	Fiat Industrial SPA	4,169,186	47,080
	Tenaris SA	2,021,981	45,079
	Luxottica Group SPA	813,728	42,146
	Snam SPA	8,256,354	40,631
	Telecom Italia SPA (Registered)	46,922,960	39,856
	Saipem SPA	1,294,064	36,721
	Terna Rete Elettrica Nazionale SPA	6,383,833	29,880
	Atlantia SPA	1,610,854	28,800
*	Fiat SPA	4,252,637	25,484
^	Telecom Italia SPA (Bearer)	29,319,084	20,363
	Prysmian SPA	997,864	20,142
	Enel Green Power SPA	8,541,191	18,220
	Unione di Banche Italiane SCPA	4,177,961	17,473
	Mediobanca SPA	2,509,210	15,970
	Banca Popolare dell'Emilia Romagna Scrl	1,611,927	13,670
*	Banco Popolare SC	8,572,864	12,384
	Pirelli & C. SPA	1,157,607	12,040
	Davide Campari-Milano SPA	1,423,582	11,563
*	Finmeccanica SPA	1,966,937	10,246
^,*	Banca Popolare di Milano Scarl	14,826,706	9,929
	Azimut Holding SPA	522,941	9,733
	Exor SPA	315,675	9,565
	Mediaset SPA	3,487,816	9,031
^,*	Banca Monte dei Paschi di Siena SPA	31,421,713	8,867
^	Tod's SPA	60,013	8,719
*	Banca Popolare di Sondrio SCARL	1,495,903	8,683
	Mediolanum SPA	1,070,376	7,213
	Autogrill SPA	551,423	7,141
	Lottomatica Group SPA	257,066	6,558
	Tenaris SA ADR	139,938	6,226
	Salvatore Ferragamo Italia SPA	206,253	6,163
	Intesa Sanpaolo SPA (Bearer)	3,499,817	5,492
	Hera SPA	2,618,987	5,334
	Banca Generali SPA	242,885	5,013
	Buzzi Unicem SPA	324,678	4,972
	A2A SPA	6,179,424	4,865
	Ansaldo STS SPA	466,138	4,817
	Recordati SPA	462,887	4,771
^,*	Fondiaria-Sai SPA	2,132,584	4,352
*	Unipol Gruppo Finanziario SPA Prior Pfd.	1,339,105	4,080
^	DiaSorin SPA	108,086	4,057

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Societa Cattolica di Assicurazioni SCRL	205,771	4,040
*	Yoox SPA	209,131	3,926
*	Gemina SPA	1,963,188	3,753
^,*	Unipol Gruppo Finanziario SPA	1,093,827	3,744
*	Sorin SPA	1,315,566	3,688
^	Banca Carige SPA	4,809,219	3,501
	Beni Stabili SPA	4,547,089	3,207
	Danieli & C Officine Meccaniche SPA	185,261	3,105
	De'Longhi SPA	184,102	2,794
	Interpump Group SPA	307,367	2,707
*	Safilo Group SPA	156,823	2,570
	ERG SPA	262,940	2,521
	Banca Piccolo Credito Valtellinese Scarl	2,006,933	2,513
	Societa Iniziative Autostradali e Servizi SPA	276,221	2,502
*	Milano Assicurazioni SPA	3,744,822	2,453
	Credito Emiliano SPA	416,652	2,385
	CIR-Compagnie Industriali Riunite SPA	2,010,336	2,324
	Prada SPA	253,800	2,292
	Iren SPA	2,227,223	2,275
	Brembo SPA	135,917	2,226
	Amplifon SPA	424,304	2,186
	Piaggio & C SPA	839,856	2,158
^	Italcementi SPA	347,489	2,157
*	ASTM SPA	179,984	2,146
^,*	Saras SPA	1,561,214	2,079
*	Brunello Cucinelli SPA	94,772	2,031
	Danieli & C Officine Meccaniche SPA	69,198	1,766
	ACEA SPA	256,657	1,758
	MARR SPA	139,305	1,680
	Astaldi SPA	235,677	1,629
	Indesit Co. SPA	205,812	1,619
	Italcementi SPA RSP	486,419	1,500
	Buzzi Unicem SPA	173,843	1,277
^	Trevi Finanziaria Industriale SPA	164,332	1,257
^	Geox SPA	377,741	1,146
*	Ei Towers SPA	31,646	1,117
^,*	Cam Finanziaria SPA	1,092,568	1,069
*	Italmobiliare SPA	76,655	1,006
	Zignago Vetro SPA	147,518	928
	Industria Macchine Automatiche SPA	38,589	920
	Parmalat SPA	296,292	914
	Cementir Holding SPA	299,422	844
	Cofide SPA	1,501,166	838
*	DeA Capital SPA	456,280	799
	Engineering SPA	19,039	783
	Immobiliare Grande Distribuzione	683,008	738
	Sogefi SPA	250,655	727
	Vittoria Assicurazioni SPA	83,049	711
^,*	RCS MediaGroup SPA	725,674	704
*	Arnoldo Mondadori Editore SPA	525,365	699
*	Italmobiliare SPA	33,529	684
*	Fondiaria-Sai SPA RSP	4,963	668
	Exor SPA Prior Pfd.	21,549	647
^	Gruppo Editoriale L'Espresso SPA	598,273	623
	Esprinet SPA	126,684	616
	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SPA	11,093	549
	Reply SPA	13,220	513
*	Ascopiave SPA	253,349	484
*	Juventus Football Club SPA	1,690,066	479
	Banca IFIS SPA	43,195	452
	Cairo Communication SPA	107,614	420
	IMMSI SPA	672,788	405
	Falck Renewables SPA	355,870	392
^,*	Landi Renzo SPA	232,365	388

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^,*	Datalogic SPA	50,787	377
	Alerion Cleanpower SPA	66,885	317
*	Intek Group SPA	717,215	297
	Banca Profilo SPA	856,361	294
*	Poltrona Frau SPA	173,622	249
*	Telecom Italia Media SPA	1,429,503	199
^,*	Maire Tecnimont SPA	302,394	146
			1,464,379
Japan (15.9%)
	Toyota Motor Corp.	13,464,956	781,477
	Mitsubishi UFJ Financial Group Inc.	62,930,302	426,972
	Honda Motor Co. Ltd.	8,043,893	320,971
	Sumitomo Mitsui Financial Group Inc.	6,561,414	310,141
	Mizuho Financial Group Inc.	112,157,433	246,798
	Softbank Corp.	4,620,421	229,145
	Takeda Pharmaceutical Co. Ltd.	3,850,939	211,423
	Japan Tobacco Inc.	5,403,897	204,274
	Mitsubishi Estate Co. Ltd.	6,115,656	199,194
	Canon Inc.	5,535,956	199,098
	Hitachi Ltd.	22,972,815	146,816
	Nomura Holdings Inc.	17,707,404	144,717
	Seven & I Holdings Co. Ltd.	3,693,208	142,064
	FANUC Corp.	938,674	141,695
	East Japan Railway Co.	1,667,590	140,773
	Mitsui Fudosan Co. Ltd.	4,091,915	139,260
	Shin-Etsu Chemical Co. Ltd.	2,005,584	135,201
	Astellas Pharma Inc.	2,181,429	127,145
	Nissan Motor Co. Ltd.	12,170,533	126,967
	KDDI Corp.	2,633,600	126,643
	Komatsu Ltd.	4,571,329	125,245
	Mitsubishi Corp.	6,881,116	123,876
	NTT DOCOMO Inc.	74,578	123,494
	Bridgestone Corp.	3,185,335	120,225
	Mitsui & Co. Ltd.	8,484,866	116,893
	Toshiba Corp.	19,713,231	108,702
	Tokio Marine Holdings Inc.	3,376,752	107,312
	Denso Corp.	2,371,410	106,336
	Nippon Telegraph & Telephone Corp.	2,112,413	105,051
	Mitsubishi Heavy Industries Ltd.	14,914,400	102,850
	Nippon Steel & Sumitomo Metal Corp.	37,555,485	100,028
	Fast Retailing Co. Ltd.	258,901	94,943
	ITOCHU Corp.	7,378,539	91,490
	Mitsubishi Electric Corp.	9,464,495	90,229
	Kao Corp.	2,570,622	88,887
	Central Japan Railway Co.	722,300	87,112
	Sumitomo Realty & Development Co. Ltd.	1,802,151	85,172
	Murata Manufacturing Co. Ltd.	989,074	80,544
	Sony Corp.	4,899,090	80,531
	ORIX Corp.	5,147,320	78,982
	Kubota Corp.	5,419,394	77,843
	Sumitomo Mitsui Trust Holdings Inc.	15,486,511	77,828
*	Panasonic Corp.	10,766,742	77,595
	Kyocera Corp.	753,128	76,610
	Kirin Holdings Co. Ltd.	4,251,872	74,403
	Daiwa Securities Group Inc.	8,166,155	72,455
	Keyence Corp.	222,464	70,598
	Sumitomo Corp.	5,494,448	68,785
	Tokyo Gas Co. Ltd.	12,013,382	68,574
	MS&AD Insurance Group Holdings	2,493,417	66,900
	Daiichi Sankyo Co. Ltd.	3,298,497	64,541
	Otsuka Holdings Co. Ltd.	1,784,771	64,363
	JX Holdings Inc.	11,047,260	59,985
	Marubeni Corp.	8,079,707	57,998
	Dai-ichi Life Insurance Co. Ltd.	42,026	57,932

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Nintendo Co. Ltd.	517,395	57,106
	Secom Co. Ltd.	1,023,003	57,057
	Daiwa House Industry Co. Ltd.	2,520,199	56,962
	Eisai Co. Ltd.	1,244,611	56,797
	Fuji Heavy Industries Ltd.	2,883,606	54,429
	SMC Corp.	267,538	53,634
	Nitto Denko Corp.	804,372	52,847
	Inpex Corp.	10,786	52,197
	JFE Holdings Inc.	2,395,178	52,004
	Toray Industries Inc.	7,221,450	50,771
	Resona Holdings Inc.	9,218,328	49,205
	Sumitomo Electric Industries Ltd.	3,688,667	49,054
	Asahi Group Holdings Ltd.	1,911,511	47,535
	Daikin Industries Ltd.	1,161,120	46,627
	NKSJ Holdings Inc.	1,835,766	46,594
	Suzuki Motor Corp.	1,809,865	46,507
	FUJIFILM Holdings Corp.	2,257,519	46,377
*	Mazda Motor Corp.	13,204,956	45,246
*	Kansai Electric Power Co. Inc.	3,677,080	44,924
	Tokyu Corp.	5,611,504	44,500
	Ajinomoto Co. Inc.	3,142,758	43,133
	Tokyo Electron Ltd.	839,166	42,952
	Hoya Corp.	2,123,805	42,553
	Nippon Building Fund Inc.	2,932	42,245
	Asahi Kasei Corp.	6,216,144	41,787
	Aeon Co. Ltd.	2,934,164	41,540
	Chubu Electric Power Co. Inc.	3,183,608	41,215
	West Japan Railway Co.	834,190	40,360
^	Kintetsu Corp.	7,942,546	40,175
	Osaka Gas Co. Ltd.	9,211,834	39,924
	Sekisui House Ltd.	2,662,510	39,909
	Oriental Land Co. Ltd.	245,664	39,717
	Isuzu Motors Ltd.	5,842,753	38,938
	Asahi Glass Co. Ltd.	4,910,678	38,584
	Fujitsu Ltd.	9,072,378	38,105
	Terumo Corp.	757,781	37,647
	Odakyu Electric Railway Co. Ltd.	3,059,371	36,844
	Hankyu Hanshin Holdings Inc.	5,633,455	36,478
	Nikon Corp.	1,674,537	36,448
^	Nidec Corp.	532,386	36,206
	Unicharm Corp.	559,851	36,201
	Bank of Yokohama Ltd.	5,944,448	36,165
	Shionogi & Co. Ltd.	1,466,522	36,072
	Sumitomo Metal Mining Co. Ltd.	2,559,716	35,834
	Yahoo Japan Corp.	70,790	35,571
	Yamato Holdings Co. Ltd.	1,841,559	35,524
	Ricoh Co. Ltd.	3,119,783	34,714
	Daito Trust Construction Co. Ltd.	356,183	34,536
	Japan Real Estate Investment Corp.	2,536	34,067
	Aisin Seiki Co. Ltd.	939,069	33,897
	Makita Corp.	554,875	33,846
	T&D Holdings Inc.	2,873,350	33,469
	Rakuten Inc.	3,115,178	33,228
	NEC Corp.	12,680,932	32,943
	Toyota Industries Corp.	800,760	32,789
	Shizuoka Bank Ltd.	2,650,824	32,447
	Mitsubishi Chemical Holdings Corp.	6,595,358	32,166
	Shimano Inc.	365,179	31,809
	Omron Corp.	991,405	31,318
*	Tokyo Electric Power Co. Inc.	7,055,909	31,234
	Dentsu Inc.	885,585	30,786
	JGC Corp.	1,023,391	30,324
	LIXIL Group Corp.	1,308,744	29,422
	Tobu Railway Co. Ltd.	5,022,285	29,196

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Kyushu Electric Power Co. Inc.	2,106,495	29,098
	Toyota Tsusho Corp.	1,041,516	29,008
	Chiba Bank Ltd.	3,641,445	28,275
	Isetan Mitsukoshi Holdings Ltd.	1,736,163	27,671
*	Olympus Corp.	1,085,425	27,253
	Chugai Pharmaceutical Co. Ltd.	1,088,345	27,097
	Dai Nippon Printing Co. Ltd.	2,766,353	27,087
	Ono Pharmaceutical Co. Ltd.	408,938	26,971
	Japan Exchange Group Inc.	218,305	26,797
	Sekisui Chemical Co. Ltd.	2,071,527	26,086
	Sega Sammy Holdings Inc.	976,841	25,665
	Tokyu Land Corp.	2,083,770	25,620
	Keikyu Corp.	2,311,187	25,576
	Kuraray Co. Ltd.	1,677,504	25,476
	Shiseido Co. Ltd.	1,772,495	25,381
	Keio Corp.	2,830,175	24,345
	Sumitomo Chemical Co. Ltd.	7,269,919	24,345
	IHI Corp.	6,502,749	24,248
*	Tohoku Electric Power Co. Inc.	2,229,987	23,884
*	Mitsubishi Motors Corp.	19,787,304	23,374
	Lawson Inc.	296,526	23,347
	Sysmex Corp.	351,667	22,679
	Credit Saison Co. Ltd.	771,251	22,560
	Kawasaki Heavy Industries Ltd.	7,032,304	22,426
	TDK Corp.	602,969	22,049
	Mitsui OSK Lines Ltd.	5,287,923	22,021
	Nippon Express Co. Ltd.	4,182,425	21,769
	Hirose Electric Co. Ltd.	146,920	21,126
	Toppan Printing Co. Ltd.	2,768,365	21,093
	SBI Holdings Inc.	1,088,910	21,093
	Japan Retail Fund Investment Corp.	8,887	21,066
^	Yakult Honsha Co. Ltd.	480,181	20,930
	Chugoku Electric Power Co. Inc.	1,454,845	20,882
	Nippon Yusen KK	7,923,567	20,685
	Shinsei Bank Ltd.	7,360,037	20,657
^	Yamada Denki Co. Ltd.	424,973	20,509
	JSR Corp.	888,506	20,453
	J Front Retailing Co. Ltd.	2,366,872	19,885
	Fukuoka Financial Group Inc.	3,812,984	19,506
	Joyo Bank Ltd.	3,163,506	19,446
	NTT Data Corp.	6,131	19,411
	Obayashi Corp.	3,152,404	19,396
	Hino Motors Ltd.	1,253,783	19,151
	Yamaha Motor Co. Ltd.	1,369,321	19,103
	Daihatsu Motor Co. Ltd.	947,697	18,799
	Tokyo Tatemono Co. Ltd.	2,009,000	18,619
	Santen Pharmaceutical Co. Ltd.	365,447	18,344
	Hisamitsu Pharmaceutical Co. Inc.	310,999	18,286
	NSK Ltd.	2,174,952	17,594
^,*	Sharp Corp.	4,876,246	16,931
	Electric Power Development Co. Ltd.	586,583	16,753
	Mitsubishi Tanabe Pharma Corp.	1,101,153	16,750
	Bank of Kyoto Ltd.	1,591,925	16,749
	Taisei Corp.	4,995,399	16,685
	Konica Minolta Inc.	2,351,689	16,614
	Rohm Co. Ltd.	469,866	16,611
	Aozora Bank Ltd.	5,201,969	16,298
	Nomura Real Estate Holdings Inc.	600,147	16,134
	United Urban Investment Corp.	9,789	16,127
	Namco Bandai Holdings Inc.	881,464	16,066
*	Kobe Steel Ltd.	12,207,912	15,944
	Mitsubishi UFJ Lease & Finance Co. Ltd.	2,821,170	15,936
	Mitsubishi Materials Corp.	5,532,570	15,870
	Suruga Bank Ltd.	895,693	15,847

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	NGK Insulators Ltd.	1,308,733	15,819
	Kikkoman Corp.	818,878	15,543
	Kyowa Hakko Kirin Co. Ltd.	1,262,736	15,499
	Sumitomo Rubber Industries Ltd.	834,830	15,415
	Takashimaya Co. Ltd.	1,291,922	15,271
	NGK Spark Plug Co. Ltd.	898,919	15,155
^	Dena Co. Ltd.	526,051	14,985
	Toyo Suisan Kaisha Ltd.	438,279	14,895
	Japan Airlines Co. Ltd.	292,804	14,869
	Yokohama Rubber Co. Ltd.	1,131,000	14,852
	Nomura Research Institute Ltd.	492,351	14,831
	Chugoku Bank Ltd.	847,409	14,775
*	Shikoku Electric Power Co. Inc.	812,194	14,723
	Mitsubishi Gas Chemical Co. Inc.	1,913,271	14,628
	TOTO Ltd.	1,399,224	14,512
	Hulic Co. Ltd.	1,304,500	14,507
	Trend Micro Inc.	514,663	14,430
	Don Quijote Co. Ltd.	264,500	14,413
	Hamamatsu Photonics KK	348,910	14,385
	Benesse Holdings Inc.	324,463	14,380
	Dainippon Sumitomo Pharma Co. Ltd.	780,792	14,341
	Keisei Electric Railway Co. Ltd.	1,353,500	14,310
	Taiheiyo Cement Corp.	5,509,398	14,309
	Oji Holdings Corp.	3,991,705	14,248
	Hachijuni Bank Ltd.	2,070,425	14,096
	Amada Co. Ltd.	1,753,692	14,072
	Shimamura Co. Ltd.	111,199	14,054
^,*	GungHo Online Entertainment Inc.	1,485	14,051
	TonenGeneral Sekiyu KK	1,383,795	13,984
	Kansai Paint Co. Ltd.	1,081,033	13,872
	USS Co. Ltd.	106,628	13,679
	Miraca Holdings Inc.	273,549	13,641
	MEIJI Holdings Co. Ltd.	301,739	13,622
	Iyo Bank Ltd.	1,295,053	13,564
	Asics Corp.	747,011	13,486
	Stanley Electric Co. Ltd.	701,737	13,459
	Suzuken Co. Ltd.	345,292	13,446
	Taisho Pharmaceutical Holdings Co. Ltd.	181,133	13,430
	Nissin Foods Holdings Co. Ltd.	298,569	13,392
	Yaskawa Electric Corp.	1,075,412	13,158
	Brother Industries Ltd.	1,148,327	13,132
	Kajima Corp.	4,108,284	13,118
	FamilyMart Co. Ltd.	286,193	13,079
	Hiroshima Bank Ltd.	2,473,166	13,038
	Nippon Meat Packers Inc.	848,313	13,027
	Nitori Holdings Co. Ltd.	170,590	12,870
	Marui Group Co. Ltd.	1,105,675	12,834
	Advance Residence Investment Corp.	5,292	12,682
	Rinnai Corp.	158,700	12,619
	Toho Co. Ltd.	563,497	12,529
	Hitachi Construction Machinery Co. Ltd.	526,640	12,528
	THK Co. Ltd.	589,558	12,417
^	ANA Holdings Inc.	5,689,946	12,393
	Japan Prime Realty Investment Corp.	3,357	12,336
	Toho Gas Co. Ltd.	2,057,573	12,268
	Hokuriku Electric Power Co.	831,518	12,264
	Alfresa Holdings Corp.	205,658	12,235
	Gunma Bank Ltd.	1,920,289	12,216
	Nisshin Seifun Group Inc.	939,480	12,138
	MISUMI Group Inc.	397,000	12,122
	Sony Financial Holdings Inc.	853,832	12,062
	Air Water Inc.	742,553	12,024
	Sumitomo Heavy Industries Ltd.	2,695,460	12,002
	Shimizu Corp.	2,931,794	11,800

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Aeon Mall Co. Ltd.	358,972	11,557
	Yamaguchi Financial Group Inc.	1,056,340	11,472
	Daicel Corp.	1,414,782	11,418
	MediPal Holdings Corp.	724,134	11,362
	Konami Corp.	493,993	11,269
	Kurita Water Industries Ltd.	548,806	11,266
^	Sanrio Co. Ltd.	224,140	11,254
*	Hokkaido Electric Power Co. Inc.	886,878	11,253
^	Showa Denko KK	6,913,762	11,164
	JTEKT Corp.	1,087,754	11,091
	Nabtesco Corp.	501,556	11,068
	Teijin Ltd.	4,593,422	11,067
	Advantest Corp.	737,227	11,046
	Nippon Kayaku Co. Ltd.	766,000	11,044
	Nishi-Nippon City Bank Ltd.	3,281,372	10,947
	Mitsubishi Logistics Corp.	611,435	10,931
	Nippon Paint Co. Ltd.	921,000	10,928
	Sankyo Co. Ltd.	237,651	10,832
	Kamigumi Co. Ltd.	1,145,414	10,740
	Anritsu Corp.	704,200	10,531
	Ibiden Co. Ltd.	589,452	10,332
	Frontier Real Estate Investment Corp.	1,005	10,306
	Toyo Seikan Group Holdings Ltd.	751,432	10,298
	Okasan Securities Group Inc.	819,000	10,276
	Yokogawa Electric Corp.	1,007,643	10,247
^	AEON Financial Service Co. Ltd.	336,365	10,085
	Ube Industries Ltd.	4,915,333	9,938
	77 Bank Ltd.	1,671,000	9,920
	Ryohin Keikaku Co. Ltd.	104,300	9,850
	Tsumura & Co.	299,013	9,770
	Mitsui Chemicals Inc.	4,203,556	9,728
*	Haseko Corp.	6,644,500	9,707
^	Park24 Co. Ltd.	479,700	9,679
	Sojitz Corp.	6,138,287	9,638
	Seven Bank Ltd.	2,676,319	9,503
	Fuji Electric Co. Ltd.	2,763,774	9,456
	Nippon Electric Glass Co. Ltd.	1,835,931	9,371
	Hakuhodo DY Holdings Inc.	113,688	9,369
	Koito Manufacturing Co. Ltd.	476,800	9,224
	Idemitsu Kosan Co. Ltd.	108,760	9,201
	Kawasaki Kisen Kaisha Ltd.	4,169,710	9,175
	Orix JREIT Inc.	6,754	9,143
	Sawai Pharmaceutical Co. Ltd.	70,200	9,068
	Ebara Corp.	2,156,000	9,053
	Obic Co. Ltd.	34,000	8,970
^	Casio Computer Co. Ltd.	1,080,983	8,956
	Nissan Chemical Industries Ltd.	678,600	8,796
	Kakaku.com Inc.	337,000	8,712
	Tokai Tokyo Financial Holdings Inc.	957,100	8,704
	Shimadzu Corp.	1,187,080	8,674
	Zeon Corp.	787,000	8,474
	Tosoh Corp.	2,563,279	8,454
	Hitachi Metals Ltd.	814,941	8,425
	Kaneka Corp.	1,384,429	8,340
	Toyoda Gosei Co. Ltd.	321,163	8,335
^	McDonald's Holdings Co. Japan Ltd.	285,694	8,333
	NTT Urban Development Corp.	5,604	8,309
	NHK Spring Co. Ltd.	766,289	8,295
	Glory Ltd.	298,300	8,197
	Yamaha Corp.	763,256	8,185
	Denki Kagaku Kogyo KK	2,233,447	8,171
	Dowa Holdings Co. Ltd.	1,138,000	8,157
	Taiyo Nippon Sanso Corp.	1,225,882	8,146
	Otsuka Corp.	77,777	8,063

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Wacom Co. Ltd.	1,758	8,058
	DIC Corp.	3,598,000	8,054
	Oracle Corp. Japan	187,738	8,043
	Disco Corp.	124,300	8,033
^,*	Aiful Corp.	700,100	7,999
*	Acom Co. Ltd.	194,900	7,986
	K's Holdings Corp.	225,500	7,950
	Hitachi Chemical Co. Ltd.	506,515	7,940
	Chiyoda Corp.	771,963	7,937
	Japan Steel Works Ltd.	1,545,494	7,852
	Calbee Inc.	79,400	7,850
	Aoyama Trading Co. Ltd.	260,300	7,789
	Sumitomo Forestry Co. Ltd.	652,200	7,774
	Shiga Bank Ltd.	1,102,000	7,762
	Furukawa Electric Co. Ltd.	3,064,000	7,754
	Pigeon Corp.	89,800	7,725
	Citizen Holdings Co. Ltd.	1,303,391	7,711
	Nippon Accommodations Fund Inc.	983	7,641
	Nomura Real Estate Office Fund Inc. Class A	1,184	7,565
	Daido Steel Co. Ltd.	1,381,463	7,529
	Sotetsu Holdings Inc.	1,931,000	7,515
	Hitachi High-Technologies Corp.	298,963	7,468
	Tsuruha Holdings Inc.	76,100	7,416
^	Seiko Epson Corp.	644,111	7,384
	Kewpie Corp.	489,600	7,382
	Showa Shell Sekiyu KK	917,259	7,362
	Jafco Co. Ltd.	152,000	7,362
	Yamazaki Baking Co. Ltd.	558,640	7,311
	Taiyo Yuden Co. Ltd.	504,600	7,309
^,*	Kenedix Inc.	10,095	7,309
	UNY Group Holdings Co. Ltd.	1,024,900	7,294
^	Nippon Paper Industries Co. Ltd.	486,556	7,288
	Nichirei Corp.	1,235,000	7,265
	NOK Corp.	503,630	7,263
	Sapporo Holdings Ltd.	1,584,000	7,211
^	GS Yuasa Corp.	1,700,526	7,209
	COMSYS Holdings Corp.	538,500	7,131
	Toyobo Co. Ltd.	4,084,000	7,128
	Sundrug Co. Ltd.	162,000	7,125
	Sugi Holdings Co. Ltd.	184,200	7,070
	Mori Trust Sogo Reit Inc.	724	7,049
	M3 Inc.	3,081	6,969
	Keiyo Bank Ltd.	1,132,000	6,963
	Nagase & Co. Ltd.	541,200	6,929
	Japan Logistics Fund Inc.	633	6,867
	Takara Holdings Inc.	800,000	6,864
	Nihon Kohden Corp.	177,900	6,832
	Activia Properties Inc.	796	6,830
	Yamato Kogyo Co. Ltd.	205,755	6,805
	Azbil Corp.	314,800	6,797
	Juroku Bank Ltd.	1,592,000	6,768
	Kobayashi Pharmaceutical Co. Ltd.	123,600	6,753
	Tadano Ltd.	530,000	6,634
	Nippon Shokubai Co. Ltd.	670,000	6,592
	TS Tech Co. Ltd.	216,400	6,571
	Kagome Co. Ltd.	363,800	6,564
	Tokyo Dome Corp.	844,000	6,521
	Sanwa Holdings Corp.	1,062,000	6,445
^	Mitsui Engineering & Shipbuilding Co. Ltd.	3,476,000	6,432
*	Cosmo Oil Co. Ltd.	2,692,850	6,431
*	Oki Electric Industry Co. Ltd.	3,327,000	6,403
	Musashino Bank Ltd.	150,200	6,386
	Nexon Co. Ltd.	523,946	6,361
	Mabuchi Motor Co. Ltd.	116,616	6,332

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Fujikura Ltd.	1,683,000	6,307
	Horiba Ltd.	174,100	6,295
^	Ito En Ltd.	261,000	6,289
	Daishi Bank Ltd.	1,586,000	6,274
	Izumi Co. Ltd.	231,700	6,252
	Century Tokyo Leasing Corp.	209,300	6,178
	Seino Holdings Co. Ltd.	705,000	6,167
	Lion Corp.	1,050,000	6,135
	San-In Godo Bank Ltd.	717,000	6,115
^	Mori Hills REIT Investment Corp.	877	6,108
	H2O Retailing Corp.	548,000	6,106
	Hitachi Zosen Corp.	3,662,000	6,089
	Kaken Pharmaceutical Co. Ltd.	343,000	6,082
	Rohto Pharmaceutical Co. Ltd.	434,000	6,079
	Mitsui Mining & Smelting Co. Ltd.	2,687,000	6,056
	Sumco Corp.	574,678	6,032
	Alps Electric Co. Ltd.	788,000	6,007
	Hoshizaki Electric Co. Ltd.	180,000	5,995
^	Gree Inc.	466,255	5,976
^	Industrial & Infrastructure Fund Investment Corp.	562	5,973
	Maruichi Steel Tube Ltd.	236,012	5,968
	Hitachi Capital Corp.	239,300	5,966
	KYORIN Holdings Inc.	221,800	5,926
	Matsui Securities Co. Ltd.	465,400	5,857
	Wacoal Holdings Corp.	530,000	5,852
	Nipro Corp.	579,100	5,781
	Japan Excellent Inc.	843	5,759
	North Pacific Bank Ltd.	1,667,900	5,743
	Autobacs Seven Co. Ltd.	340,600	5,740
	Shimachu Co. Ltd.	217,000	5,734
	Mori Seiki Co. Ltd.	456,100	5,732
	Itochu Techno-Solutions Corp.	120,249	5,722
	Ship Healthcare Holdings Inc.	148,600	5,720
	Kenedix Realty Investment Corp. Class A	1,217	5,709
	Hokkoku Bank Ltd.	1,344,000	5,702
	Sankyu Inc.	1,275,000	5,699
^	Daiwahouse Residential Investment Corp.	1,332	5,691
	Sumitomo Osaka Cement Co. Ltd.	1,885,000	5,651
	Hyakugo Bank Ltd.	1,127,000	5,642
	Accordia Golf Co. Ltd.	4,940	5,612
	Coca-Cola West Co. Ltd.	301,726	5,612
	Kiyo Holdings Inc.	3,214,000	5,610
	Awa Bank Ltd.	948,000	5,605
	Japan Petroleum Exploration Co.	140,753	5,589
	Ogaki Kyoritsu Bank Ltd.	1,490,000	5,541
	NTN Corp.	2,172,324	5,540
	IT Holdings Corp.	368,500	5,532
	Resorttrust Inc.	162,200	5,527
	House Foods Corp.	313,700	5,470
	Senshu Ikeda Holdings Inc.	1,029,360	5,446
	Higo Bank Ltd.	803,000	5,445
	Onward Holdings Co. Ltd.	581,000	5,429
	Daikyo Inc.	1,388,000	5,368
	Ushio Inc.	521,343	5,312
	Tokai Rika Co. Ltd.	257,300	5,213
	SCSK Corp.	233,736	5,209
^	Minebea Co. Ltd.	1,627,000	5,200
	OSG Corp.	341,700	5,199
	OKUMA Corp.	659,000	5,158
	Nifco Inc.	225,300	5,144
	Toho Holdings Co. Ltd.	222,300	5,100
*	Dainippon Screen Manufacturing Co. Ltd.	985,000	5,080
*	Nippon Sheet Glass Co. Ltd.	4,375,413	5,044
	Kagoshima Bank Ltd.	681,000	4,986

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Daiichikosho Co. Ltd.	166,600	4,954
	Nanto Bank Ltd.	1,106,000	4,880
	Nisshinbo Holdings Inc.	666,000	4,838
	Arnest One Corp.	210,400	4,828
	ABC-Mart Inc.	127,689	4,783
	Kyowa Exeo Corp.	403,800	4,768
	Toyo Tire & Rubber Co. Ltd.	881,000	4,741
	Duskin Co. Ltd.	232,900	4,729
	Rengo Co. Ltd.	976,000	4,725
^,*	Orient Corp.	1,360,000	4,717
	Kinden Corp.	646,006	4,713
	Aica Kogyo Co. Ltd.	231,100	4,655
	Toyota Boshoku Corp.	323,578	4,651
	Nihon Parkerizing Co. Ltd.	226,000	4,603
	Nissan Shatai Co. Ltd.	344,000	4,590
	Komeri Co. Ltd.	147,000	4,571
	Sumitomo Warehouse Co. Ltd.	626,000	4,485
	Hyakujushi Bank Ltd.	1,131,000	4,474
	Jaccs Co. Ltd.	648,000	4,472
	Avex Group Holdings Inc.	156,400	4,465
^	Daiwa Office Investment Corp. Class A	937	4,465
	Maeda Road Construction Co. Ltd.	295,000	4,463
	Fuji Oil Co. Ltd.	280,800	4,454
	Tokyu REIT Inc.	692	4,411
^	Zensho Holdings Co. Ltd.	331,000	4,389
^	CyberAgent Inc.	2,214	4,347
	Cosmos Pharmaceutical Corp.	38,600	4,305
	SKY Perfect JSAT Holdings Inc.	8,552	4,303
	Sohgo Security Services Co. Ltd.	268,100	4,288
	HIS Co. Ltd.	99,200	4,279
	Heiwa Real Estate Co. Ltd.	167,100	4,258
^	J Trust Co. Ltd.	103,600	4,255
	Nikkiso Co. Ltd.	300,000	4,251
	Nippon Konpo Unyu Soko Co. Ltd.	274,000	4,231
	Toyo Ink SC Holdings Co. Ltd.	905,000	4,222
	Tokyo Ohka Kogyo Co. Ltd.	194,700	4,220
	Fukuoka REIT Co.	492	4,168
^	Tokuyama Corp.	1,547,000	4,163
	SHO-BOND Holdings Co. Ltd.	97,700	4,124
	Heiwa Corp.	198,200	4,115
	Start Today Co. Ltd.	271,576	4,112
	Japan Securities Finance Co. Ltd.	416,100	4,096
	Shochiku Co. Ltd.	406,000	4,088
	Matsumotokiyoshi Holdings Co. Ltd.	142,500	4,079
	GMO internet Inc.	308,700	4,041
	Internet Initiative Japan Inc.	99,800	4,038
	Pola Orbis Holdings Inc.	113,616	4,023
	FCC Co. Ltd.	158,500	4,018
	Lintec Corp.	219,400	3,995
	Nissin Kogyo Co. Ltd.	180,000	3,980
	Monex Group Inc.	8,815	3,977
	FP Corp.	59,900	3,973
	Iwatani Corp.	882,000	3,939
	Tokyo Seimitsu Co. Ltd.	178,800	3,935
	DCM Holdings Co. Ltd.	397,200	3,922
	Kose Corp.	149,700	3,910
	Hogy Medical Co. Ltd.	63,500	3,908
	Toagosei Co. Ltd.	904,000	3,897
	Meitec Corp.	150,900	3,889
^	Topcon Corp.	346,100	3,873
	Nippo Corp.	258,000	3,866
*	Leopalace21 Corp.	696,600	3,861
	KYB Co. Ltd.	706,000	3,858
	Fukuyama Transporting Co. Ltd.	689,000	3,847

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Maruha Nichiro Holdings Inc.	1,920,000	3,839
	Mochida Pharmaceutical Co. Ltd.	288,000	3,829
	Toshiba TEC Corp.	644,000	3,805
	Square Enix Holdings Co. Ltd.	308,207	3,788
	Fuyo General Lease Co. Ltd.	83,100	3,784
	Premier Investment Corp.	814	3,773
	Point Inc.	76,780	3,730
	Sangetsu Co. Ltd.	130,000	3,728
	Canon Marketing Japan Inc.	255,200	3,717
	NET One Systems Co. Ltd.	418,800	3,674
	NOF Corp.	679,000	3,658
	Ezaki Glico Co. Ltd.	323,000	3,631
	Sumitomo Bakelite Co. Ltd.	893,000	3,624
	United Arrows Ltd.	93,300	3,617
	ADEKA Corp.	401,500	3,615
	Daifuku Co. Ltd.	408,000	3,611
^	Penta-Ocean Construction Co. Ltd.	1,402,500	3,606
	Unipres Corp.	161,900	3,603
	Nachi-Fujikoshi Corp.	805,000	3,598
^	Takara Bio Inc.	149,800	3,562
	Hitachi Transport System Ltd.	223,800	3,558
	Capcom Co. Ltd.	216,400	3,555
	Tsubakimoto Chain Co.	661,000	3,542
	Nomura Real Estate Residential Fund Inc.	571	3,542
	Yamanashi Chuo Bank Ltd.	760,000	3,527
	Komori Corp.	284,100	3,522
	Bank of Nagoya Ltd.	739,000	3,507
	Nichi-iko Pharmaceutical Co. Ltd.	143,600	3,475
	Exedy Corp.	138,400	3,474
	Asatsu-DK Inc.	135,500	3,471
	Daiseki Co. Ltd.	180,600	3,460
	Calsonic Kansei Corp.	722,000	3,430
	Takara Standard Co. Ltd.	437,000	3,429
	Pacific Metals Co. Ltd.	677,000	3,408
	Fujitec Co. Ltd.	314,000	3,404
	Showa Corp.	234,300	3,401
^	MonotaRO Co. Ltd.	133,000	3,389
	Hanwa Co. Ltd.	898,000	3,386
	Nippon Shinyaku Co. Ltd.	217,000	3,371
	Keihin Corp.	205,300	3,357
	Yamagata Bank Ltd.	666,000	3,303
^	Seiko Holdings Corp.	562,000	3,299
*	Sankyo Tateyama Inc.	119,200	3,290
	Shinko Electric Industries Co. Ltd.	320,300	3,266
	Top REIT Inc.	607	3,255
	Okumura Corp.	797,000	3,229
	Shinmaywa Industries Ltd.	393,000	3,200
^	Tokyotokeiba Co. Ltd.	614,000	3,197
	Toshiba Machine Co. Ltd.	520,000	3,180
	Tokai Carbon Co. Ltd.	939,000	3,172
	Mirait Holdings Corp.	293,400	3,169
	Mandom Corp.	86,400	3,164
	Chiyoda Co. Ltd.	109,400	3,158
	Central Glass Co. Ltd.	892,000	3,155
^,*	Matsuya Co. Ltd.	160,200	3,154
	Daibiru Corp.	226,000	3,151
	Mitsui-Soko Co. Ltd.	462,000	3,150
	Megmilk Snow Brand Co. Ltd.	204,800	3,148
	Taikisha Ltd.	138,800	3,145
	HAJIME CONSTRUCTION Co. Ltd.	47,400	3,097
	Miura Co. Ltd.	131,500	3,096
^	Takata Corp.	160,500	3,088
	Oita Bank Ltd.	791,000	3,087
	Toho Bank Ltd.	972,000	3,047

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Amano Corp.	283,800	3,043
	Kokuyo Co. Ltd.	376,000	3,033
	Itoham Foods Inc.	658,000	3,026
	PanaHome Corp.	384,000	3,023
	Arcs Co. Ltd.	151,700	3,010
	Nisshin Steel Holdings Co. Ltd.	356,392	2,999
	TSI Holdings Co. Ltd.	404,300	2,984
	Noritz Corp.	140,500	2,981
	Moshi Moshi Hotline Inc.	200,600	2,971
	Japan Airport Terminal Co. Ltd.	192,000	2,966
	Nitto Boseki Co. Ltd.	838,000	2,956
	Sumitomo Real Estate Sales Co. Ltd.	42,230	2,939
	Nippon Soda Co. Ltd.	629,000	2,930
	Tokyo Broadcasting System Holdings Inc.	184,700	2,924
*	Sosei Group Corp.	49,600	2,921
	Nippon Light Metal Holdings Co. Ltd.	2,476,100	2,916
	Valor Co. Ltd.	154,000	2,914
	Makino Milling Machine Co. Ltd.	480,000	2,854
	Iseki & Co. Ltd.	779,000	2,837
	Paramount Bed Holdings Co. Ltd.	74,700	2,835
	Japan Hotel REIT Investment Corp.	6,681	2,822
	Fuji Seal International Inc.	99,700	2,812
	Maeda Corp.	584,000	2,801
	Ryosan Co. Ltd.	154,400	2,800
	TOMONY Holdings Inc.	679,900	2,796
^	Asahi Intecc Co. Ltd.	47,100	2,790
	Toda Corp.	944,000	2,783
	Nichias Corp.	455,000	2,781
	IBJ Leasing Co. Ltd.	78,800	2,770
^	Sekisui House SI Investment Co.	541	2,767
	Pilot Corp.	678	2,762
	Xebio Co. Ltd.	116,200	2,739
	Relo Holdings Inc.	48,700	2,738
	Temp Holdings Co. Ltd.	125,500	2,726
^	Jin Co. Ltd.	45,900	2,716
	Shima Seiki Manufacturing Ltd.	125,300	2,713
	Round One Corp.	323,000	2,707
^	Kadokawa Group Holdings Inc.	86,200	2,705
	Enplas Corp.	46,400	2,695
	Toshiba Plant Systems & Services Corp.	199,000	2,694
^	Yoshinoya Holdings Co. Ltd.	2,304	2,685
	Kanamoto Co. Ltd.	116,000	2,678
	kabu.com Securities Co. Ltd.	365,100	2,675
*	Kanematsu Corp.	1,925,000	2,670
^	Digital Garage Inc.	723	2,662
	Hitachi Kokusai Electric Inc.	226,000	2,662
	Toyo Engineering Corp.	556,000	2,661
	Morinaga Milk Industry Co. Ltd.	903,000	2,660
	Nishimatsuya Chain Co. Ltd.	267,100	2,648
^	Colowide Co. Ltd.	263,500	2,643
	Universal Entertainment Corp.	105,300	2,642
	Nippon Seiki Co. Ltd.	200,000	2,640
	Japan Rental Housing Investments Inc. Class A	3,361	2,636
	Kissei Pharmaceutical Co. Ltd.	121,300	2,632
^,*	Pioneer Corp.	1,279,200	2,629
	Global One Real Estate Investment Corp.	388	2,624
	Taiyo Holdings Co. Ltd.	82,900	2,620
	Fujitsu General Ltd.	268,000	2,620
	Asahi Diamond Industrial Co. Ltd.	249,600	2,616
	Heiwado Co. Ltd.	144,000	2,603
	Kintetsu World Express Inc.	72,200	2,600
	Nichicon Corp.	246,700	2,600
	Iino Kaiun Kaisha Ltd.	373,500	2,599
	Cocokara fine Inc.	68,700	2,597

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Fuji Soft Inc.	96,300	2,576
	Nishimatsu Construction Co. Ltd.	1,337,000	2,563
	Okinawa Electric Power Co. Inc.	69,300	2,559
	Bank of the Ryukyus Ltd.	173,200	2,557
	Meidensha Corp.	848,000	2,535
^	Dwango Co. Ltd.	499	2,524
	Goldcrest Co. Ltd.	76,420	2,514
	Nippon Flour Mills Co. Ltd.	540,000	2,511
	Fuji Machine Manufacturing Co. Ltd.	286,800	2,491
	Kitz Corp.	430,900	2,490
	TOC Co. Ltd.	311,600	2,459
	Inaba Denki Sangyo Co. Ltd.	82,500	2,436
	Toei Co. Ltd.	328,000	2,435
	Token Corp.	37,650	2,427
*	Mitsumi Electric Co. Ltd.	422,300	2,420
	Ricoh Leasing Co. Ltd.	78,000	2,400
	Marusan Securities Co. Ltd.	281,700	2,393
	Japan Wool Textile Co. Ltd.	277,000	2,390
	Ichiyoshi Securities Co. Ltd.	164,100	2,386
	Daio Paper Corp.	397,000	2,383
	Oiles Corp.	117,200	2,359
	Nihon M&A Center Inc.	44,700	2,358
	Sanken Electric Co. Ltd.	502,000	2,351
	NEC Networks & System Integration Corp.	106,900	2,344
	AOKI Holdings Inc.	75,700	2,333
	Yachiyo Bank Ltd.	62,500	2,332
	Hokuetsu Bank Ltd.	988,000	2,325
	Musashi Seimitsu Industry Co. Ltd.	96,100	2,322
	Asahi Holdings Inc.	113,800	2,304
	Sumitomo Light Metal Industries Ltd.	2,211,000	2,296
	MOS Food Services Inc.	114,800	2,290
	Towa Pharmaceutical Co. Ltd.	46,100	2,287
	Modec Inc.	79,300	2,287
	Hokuetsu Kishu Paper Co. Ltd.	514,000	2,286
^,*	3-D Matrix Ltd.	24,700	2,283
	Misawa Homes Co. Ltd.	127,600	2,281
	Press Kogyo Co. Ltd.	443,000	2,266
	Earth Chemical Co. Ltd.	64,000	2,263
	Tokyu Livable Inc.	92,000	2,256
^,*	OncoTherapy Science Inc.	655	2,254
	Ain Pharmaciez Inc.	46,100	2,254
	Senko Co. Ltd.	413,000	2,239
	Royal Holdings Co. Ltd.	137,000	2,238
	Takara Leben Co. Ltd.	108,200	2,227
	Sanden Corp.	532,000	2,227
	Toho Zinc Co. Ltd.	595,000	2,226
	Aichi Bank Ltd.	38,800	2,221
	Miyazaki Bank Ltd.	750,000	2,219
	Nippon Synthetic Chemical Industry Co. Ltd.	230,000	2,203
	CREATE SD HOLDINGS Co. Ltd.	49,500	2,198
	Seikagaku Corp.	160,700	2,193
	Nippon Suisan Kaisha Ltd.	1,122,200	2,178
	Canon Electronics Inc.	106,700	2,173
	Fancl Corp.	198,500	2,169
	Topy Industries Ltd.	929,000	2,168
	Takasago Thermal Engineering Co. Ltd.	274,600	2,167
^	Gulliver International Co. Ltd.	267,800	2,152
	Gunze Ltd.	822,000	2,145
	Aida Engineering Ltd.	258,300	2,137
	Nitta Corp.	95,200	2,133
	Futaba Corp.	152,800	2,131
	Nichii Gakkan Co.	209,000	2,128
	Tokyo Tomin Bank Ltd.	152,300	2,125
	Okamura Corp.	280,000	2,123

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Kandenko Co. Ltd.	467,000	2,122
	Hitachi Koki Co. Ltd.	243,300	2,113
	Hankyu Reit Inc. Class A	319	2,109
	Alpine Electronics Inc.	205,200	2,094
^	Hokuto Corp.	108,400	2,089
	Japan Aviation Electronics Industry Ltd.	241,000	2,089
^,*	Nissha Printing Co. Ltd.	129,232	2,088
	Tokyo Steel Manufacturing Co. Ltd.	511,100	2,086
	Nihon Unisys Ltd.	240,900	2,069
	MID Reit Inc.	774	2,066
	Kato Sangyo Co. Ltd.	97,000	2,061
*	Nippon Chemi-Con Corp.	603,000	2,056
	NEC Mobiling Ltd.	36,000	2,049
	Kureha Corp.	578,000	2,044
	Ariake Japan Co. Ltd.	88,800	2,041
	Heiwa Real Estate REIT Inc.	2,455	2,024
	Sekisui Jushi Corp.	145,000	2,014
	Toppan Forms Co. Ltd.	214,500	2,014
	Takasago International Corp.	377,000	2,012
	Dydo Drinco Inc.	44,900	2,008
	Tochigi Bank Ltd.	495,000	2,007
	Yodogawa Steel Works Ltd.	530,000	2,004
	Aichi Steel Corp.	490,000	2,003
	Ai Holdings Corp.	200,200	2,003
	TV Asahi Corp.	95,800	2,001
	San-A Co. Ltd.	40,900	1,997
	Sakata Seed Corp.	145,800	1,996
	Star Micronics Co. Ltd.	171,400	1,992
	Paltac Corp.	153,200	1,992
	Chofu Seisakusho Co. Ltd.	85,100	1,973
	Tachi-S Co. Ltd.	106,700	1,970
	Welcia Holdings Co. Ltd.	37,430	1,968
^	Coca-Cola Central Japan Co. Ltd.	128,400	1,936
	Saizeriya Co. Ltd.	136,600	1,934
^	Yomiuri Land Co. Ltd.	188,000	1,930
	Sato Holdings Corp.	91,800	1,925
^	Dr Ci:Labo Co. Ltd.	632	1,922
	Tokai Rubber Industries Ltd.	171,100	1,921
^,*	Daiei Inc.	488,200	1,919
^	Sanyo Special Steel Co. Ltd.	470,000	1,908
	Max Co. Ltd.	167,000	1,905
^	EPS Corp.	1,201	1,903
	Kisoji Co. Ltd.	95,600	1,901
	Tsukuba Bank Ltd.	384,000	1,899
	Doutor Nichires Holdings Co. Ltd.	132,700	1,893
	Totetsu Kogyo Co. Ltd.	113,000	1,889
^	COOKPAD Inc.	49,600	1,887
	Nihon Nohyaku Co. Ltd.	198,000	1,883
	Mitsuba Corp.	158,000	1,874
	Toyo Corp.	130,000	1,870
	Megane TOP Co. Ltd.	129,700	1,869
	Aeon Delight Co. Ltd.	90,000	1,864
^	Kuroda Electric Co. Ltd.	140,200	1,864
	Takuma Co. Ltd.	307,000	1,863
	Trusco Nakayama Corp.	90,100	1,862
	Daiwabo Holdings Co. Ltd.	981,000	1,853
	Wakita & Co. Ltd.	148,000	1,851
^	Bic Camera Inc.	4,220	1,849
	CKD Corp.	253,000	1,848
^	Seria Co. Ltd.	75,300	1,839
	Shizuoka Gas Co. Ltd.	231,500	1,835
	Endo Lighting Corp.	45,200	1,832
	Milbon Co. Ltd.	48,160	1,827
	NSD Co. Ltd.	160,200	1,826

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	St. Marc Holdings Co. Ltd.	37,200	1,825
^	WATAMI Co. Ltd.	99,900	1,823
	Sintokogio Ltd.	201,100	1,821
	Kansai Urban Banking Corp.	1,329,000	1,815
	Okabe Co. Ltd.	175,000	1,814
	PGM Holdings K K	1,690	1,813
	Plenus Co. Ltd.	99,200	1,798
	Morinaga & Co. Ltd.	833,000	1,787
	Nisshin Oillio Group Ltd.	507,000	1,787
	Pal Co. Ltd.	53,700	1,786
	Nippon Sharyo Ltd.	344,000	1,781
	Nippon Signal Co. Ltd.	220,100	1,772
	Mitsubishi Shokuhin Co. Ltd.	60,100	1,771
^	Tsukui Corp.	118,800	1,768
	Yokohama Reito Co. Ltd.	195,800	1,764
	Nippon Road Co. Ltd.	295,000	1,764
	Geo Holdings Corp.	1,472	1,760
	Katakura Industries Co. Ltd.	101,600	1,759
^	EDION Corp.	374,700	1,755
	Transcosmos Inc.	124,800	1,743
	Mizuno Corp.	408,000	1,742
	Mitsubishi Pencil Co. Ltd.	82,000	1,736
	Eighteenth Bank Ltd.	673,000	1,735
	Aderans Co. Ltd.	103,600	1,732
	Toyo Kanetsu KK	504,000	1,724
	Nippon Densetsu Kogyo Co. Ltd.	153,000	1,716
	ASKUL Corp.	96,300	1,713
	Nitto Kogyo Corp.	114,400	1,705
	Fujimori Kogyo Co. Ltd.	53,300	1,702
*	Unitika Ltd.	2,593,000	1,702
	Furukawa Co. Ltd.	1,324,000	1,701
^	OSAKA Titanium Technologies Co.	85,100	1,694
	Prima Meat Packers Ltd.	608,000	1,689
	NS Solutions Corp.	82,900	1,689
^	Message Co. Ltd.	568	1,681
	Yamazen Corp.	263,800	1,680
	Iida Home Max	87,500	1,678
^	Akebono Brake Industry Co. Ltd.	348,400	1,677
	TPR Co. Ltd.	93,200	1,670
^	Tamron Co. Ltd.	75,600	1,658
	Doshisha Co. Ltd.	105,100	1,658
	Koa Corp.	153,700	1,656
	Nippon Thompson Co. Ltd.	329,000	1,643
	Ohsho Food Service Corp.	56,100	1,637
	Hosiden Corp.	283,400	1,623
	Yuasa Trading Co. Ltd.	765,000	1,619
	Kurabo Industries Ltd.	860,000	1,616
	JVC Kenwood Corp.	624,200	1,616
	Nagaileben Co. Ltd.	94,400	1,616
	Sanyo Chemical Industries Ltd.	271,000	1,600
	Kurimoto Ltd.	466,000	1,591
^	Tsugami Corp.	309,000	1,589
	Hokuhoku Financial Group Inc.	669,000	1,561
	Alpen Co. Ltd.	74,500	1,555
	DTS Corp.	92,800	1,552
	Joshin Denki Co. Ltd.	173,000	1,550
	Inabata & Co. Ltd.	197,700	1,550
	Yaoko Co. Ltd.	35,500	1,545
	Seiren Co. Ltd.	230,600	1,538
	Obara Group Inc.	63,200	1,528
	Higashi-Nippon Bank Ltd.	602,000	1,526
*	Chiba Kogyo Bank Ltd.	168,400	1,524
	Kohnan Shoji Co. Ltd.	124,100	1,524
^	Japan Drilling Co. Ltd.	22,900	1,523

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Nichiha Corp.	94,700	1,518
	Riken Corp.	376,000	1,517
	NEC Capital Solutions Ltd.	40,900	1,516
	Zenrin Co. Ltd.	117,100	1,513
	Minato Bank Ltd.	822,000	1,511
	Fuji Co. Ltd.	82,300	1,509
	Topre Corp.	161,800	1,509
	Mikuni Coca-Cola Bottling Co. Ltd.	126,700	1,502
	OBIC Business Consultants Ltd.	26,250	1,495
	Tomy Co. Ltd.	298,700	1,490
	Shinko Plantech Co. Ltd.	196,000	1,481
	Oyo Corp.	90,000	1,475
	Touei Housing Corp.	69,600	1,473
*	Hitachi Cable Ltd.	850,000	1,470
	ZERIA Pharmaceutical Co. Ltd.	95,000	1,460
	Bank of Saga Ltd.	572,000	1,457
	Tecmo Koei Holdings Co. Ltd.	160,900	1,456
	Yokogawa Bridge Holdings Corp.	138,000	1,452
	TOKAI Holdings Corp.	444,700	1,449
	Kyoei Steel Ltd.	75,500	1,445
	Sanyo Shokai Ltd.	473,000	1,436
	Sakai Chemical Industry Co. Ltd.	456,000	1,433
	Parco Co. Ltd.	109,300	1,433
^	Shibusawa Warehouse Co. Ltd.	236,000	1,432
	Foster Electric Co. Ltd.	104,300	1,423
	Yellow Hat Ltd.	71,000	1,423
^,*	Ulvac Inc.	181,400	1,419
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	302,000	1,411
	Sumikin Bussan Corp.	431,000	1,408
	Cawachi Ltd.	62,200	1,400
	Denki Kogyo Co. Ltd.	301,000	1,397
	Riso Kagaku Corp.	72,900	1,394
^	Ichibanya Co. Ltd.	31,200	1,392
	Nippon Coke & Engineering Co. Ltd.	1,073,000	1,392
^	Fujibo Holdings Inc.	495,000	1,390
	Daihen Corp.	455,000	1,386
	Towa Bank Ltd.	1,186,000	1,375
	Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	1,374
	Noritake Co. Ltd.	503,000	1,358
	Eizo Corp.	78,200	1,354
	KEY Coffee Inc.	85,700	1,349
	Nishio Rent All Co. Ltd.	62,000	1,347
	Kumiai Chemical Industry Co. Ltd.	203,000	1,345
	Shindengen Electric Manufacturing Co. Ltd.	326,000	1,339
	Sanki Engineering Co. Ltd.	235,000	1,337
*	Toa Corp.	868,000	1,337
	Tokai Corp.	43,700	1,336
	Fuso Pharmaceutical Industries Ltd.	314,000	1,333
	Ryobi Ltd.	566,000	1,328
	Kyoritsu Maintenance Co. Ltd.	43,800	1,325
*	Ishihara Sangyo Kaisha Ltd.	1,496,000	1,324
	Nittetsu Mining Co. Ltd.	272,000	1,317
	Vital KSK Holdings Inc.	145,600	1,317
	Itochu Enex Co. Ltd.	238,900	1,316
	Nippon Denko Co. Ltd.	376,000	1,316
	Kyodo Printing Co. Ltd.	347,000	1,316
^	Toho Titanium Co. Ltd.	152,800	1,313
	Chudenko Corp.	129,000	1,313
	Jeol Ltd.	292,000	1,313
	Nippon Carbon Co. Ltd.	560,000	1,312
	Kasumi Co. Ltd.	182,400	1,310
	Sumitomo Densetsu Co. Ltd.	85,000	1,305
	Fields Corp.	63,800	1,294
	Chugoku Marine Paints Ltd.	256,000	1,292

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	BML Inc.	49,700	1,284
	Mitsubishi Steel Manufacturing Co. Ltd.	598,000	1,283
	Senshukai Co. Ltd.	139,600	1,282
^	Furukawa-Sky Aluminum Corp.	414,000	1,281
	Izumiya Co. Ltd.	256,000	1,281
	Descente Ltd.	197,000	1,270
^	Nippon Ceramic Co. Ltd.	73,000	1,269
	Tokyu Community Corp.	24,300	1,262
^	Macromill Inc.	88,000	1,260
^	Tatsuta Electric Wire and Cable Co. Ltd.	176,000	1,259
	Torii Pharmaceutical Co. Ltd.	53,400	1,255
	Arcland Sakamoto Co. Ltd.	58,600	1,253
^	Kappa Create Holdings Co. Ltd.	66,600	1,252
^	Sanyo Denki Co. Ltd.	164,000	1,248
^	Megachips Corp.	82,200	1,247
	Mitsuboshi Belting Co. Ltd.	232,000	1,246
	Hosokawa Micron Corp.	139,000	1,244
	Mitsubishi Paper Mills Ltd.	1,247,000	1,232
	Starbucks Coffee Japan Ltd.	1,493	1,227
	Aisan Industry Co. Ltd.	127,500	1,225
	Fujita Kanko Inc.	229,000	1,221
^	JCR Pharmaceuticals Co. Ltd.	45,400	1,215
	JSP Corp.	83,000	1,214
	Osaka Steel Co. Ltd.	66,200	1,213
^,*	Fudo Tetra Corp.	610,200	1,210
^	Atom Corp.	206,000	1,210
	Mitsui Sugar Co. Ltd.	385,000	1,209
	Pack Corp.	59,800	1,205
	Japan Cash Machine Co. Ltd.	66,700	1,204
	Tsutsumi Jewelry Co. Ltd.	38,500	1,202
	Sodick Co. Ltd.	199,000	1,199
	Marudai Food Co. Ltd.	361,000	1,198
	Union Tool Co.	54,100	1,197
	J-Oil Mills Inc.	381,000	1,184
	UKC Holdings Corp.	50,300	1,177
	Kusuri No Aoki Co. Ltd.	16,100	1,175
	T-Gaia Corp.	108,300	1,169
	Cosel Co. Ltd.	101,200	1,161
	France Bed Holdings Co. Ltd.	529,000	1,156
	Nippon Koei Co. Ltd.	293,000	1,152
	Bando Chemical Industries Ltd.	372,000	1,148
	Eiken Chemical Co. Ltd.	69,400	1,146
	Kamei Corp.	113,000	1,144
	C Uyemura & Co. Ltd.	27,800	1,136
	Belluna Co. Ltd.	115,750	1,136
^	Maruwa Co. Ltd.	37,043	1,128
	Eagle Industry Co. Ltd.	115,000	1,127
^	Toridoll.corp	83,300	1,122
	Japan Digital Laboratory Co. Ltd.	91,000	1,122
	Takamatsu Construction Group Co. Ltd.	73,500	1,119
	Showa Sangyo Co. Ltd.	337,000	1,117
^,*	Toko Inc.	377,000	1,117
	Kinugawa Rubber Industrial Co. Ltd.	213,000	1,116
^	Ringer Hut Co. Ltd.	78,700	1,114
*	SWCC Showa Holdings Co. Ltd.	1,060,000	1,101
	Yorozu Corp.	65,700	1,098
	Hitachi Medical Corp.	69,000	1,098
	Mitsui Matsushima Co. Ltd.	564,571	1,094
	Funai Electric Co. Ltd.	88,300	1,093
	Siix Corp.	71,900	1,085
^,*	Juki Corp.	638,000	1,084
	Neturen Co. Ltd.	135,600	1,083
	Nagoya Railroad Co. Ltd.	349,000	1,083
	Nissin Electric Co. Ltd.	217,000	1,080

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Ministop Co. Ltd.	62,600	1,079
	G-Tekt Corp.	34,100	1,074
	Japan Pulp & Paper Co. Ltd.	349,000	1,067
	Fujimi Inc.	79,400	1,062
	Idec Corp.	117,200	1,045
	Futaba Industrial Co. Ltd.	224,100	1,044
	Riso Kyoiku Co. Ltd.	10,452	1,042
	Icom Inc.	42,000	1,041
^	CMIC Holdings Co. Ltd.	47,600	1,035
	Toyo Tanso Co. Ltd.	47,300	1,034
	Organo Corp.	182,000	1,034
	Konaka Co. Ltd.	74,600	1,034
	Okuwa Co. Ltd.	94,000	1,024
	Gurunavi Inc.	69,000	1,024
	Ines Corp.	134,700	1,018
	Ryoyo Electro Corp.	112,500	1,016
	Bunka Shutter Co. Ltd.	178,000	1,015
	Mie Bank Ltd.	421,000	1,013
^	Asahi Co. Ltd.	59,900	1,008
	Okamoto Industries Inc.	305,000	1,002
	San-Ai Oil Co. Ltd.	218,000	1,001
	Tocalo Co. Ltd.	68,300	1,000
	Nippon Valqua Industries Ltd.	387,000	999
	NEC Fielding Ltd.	75,300	996
	Achilles Corp.	692,000	994
	Daiso Co. Ltd.	334,000	981
	Nissin Corp.	334,000	981
	Macnica Inc.	47,600	976
	Daido Metal Co. Ltd.	123,000	975
^	Fujiya Co. Ltd.	470,000	975
	Daiwa Industries Ltd.	155,000	972
	Pacific Industrial Co. Ltd.	159,500	971
	Godo Steel Ltd.	589,000	971
^	GCA Savvian Corp.	77,000	969
	Denyo Co. Ltd.	66,700	966
^	Mani Inc.	28,500	963
^,*	Japan Radio Co. Ltd.	253,000	961
	Tenma Corp.	73,800	959
	Yushin Precision Equipment Co. Ltd.	51,100	958
	Atsugi Co. Ltd.	783,000	957
	Taiho Kogyo Co. Ltd.	73,600	947
	Fujicco Co. Ltd.	82,000	944
	Hibiya Engineering Ltd.	94,900	931
	Dai Nippon Toryo Co. Ltd.	504,000	926
	Stella Chemifa Corp.	46,700	926
	Chiyoda Integre Co. Ltd.	63,200	926
	Nitto Kohki Co. Ltd.	48,500	925
	Maruzen Showa Unyu Co. Ltd.	256,000	920
	Bit-isle Inc.	64,300	918
	Yusen Logistics Co. Ltd.	86,500	911
^	Honeys Co. Ltd.	70,120	910
	Nice Holdings Inc.	314,000	890
	SMK Corp.	303,000	890
	Roland Corp.	92,000	888
*	NS United Kaiun Kaisha Ltd.	477,000	887
	Nippon Beet Sugar Manufacturing Co. Ltd.	471,000	886
^	Goldwin Inc.	153,000	885
^,*	Tokyu Construction Co. Ltd.	366,290	884
	T RAD Co. Ltd.	307,000	879
	Mimasu Semiconductor Industry Co. Ltd.	86,600	877
*	Access Co. Ltd.	1,025	874
	Daiichi Jitsugyo Co. Ltd.	173,000	873
	Pasona Group Inc.	1,091	872
	Taihei Dengyo Kaisha Ltd.	143,000	871

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	Chugai Ro Co. Ltd.	327,000	867
^,*	Tokyo Rope Manufacturing Co. Ltd.	636,000	863
^	Melco Holdings Inc.	52,100	860
	Warabeya Nichiyo Co. Ltd.	50,600	860
	Namura Shipbuilding Co. Ltd.	156,100	842
	Matsuda Sangyo Co. Ltd.	57,900	839
	Mars Engineering Corp.	37,400	836
	Toyo Construction Co. Ltd.	274,900	832
	Itoki Corp.	132,600	831
	Kura Corp.	46,700	824
	Proto Corp.	49,500	820
	Kanto Natural Gas Development Ltd.	121,000	815
^,*	Daiichi Chuo KK	625,000	812
^	Axell Corp.	39,000	810
	Sinanen Co. Ltd.	198,000	810
	Roland DG Corp.	55,000	810
	Hisaka Works Ltd.	87,000	809
	Shinko Shoji Co. Ltd.	83,200	809
	Systena Corp.	92,300	807
	Pronexus Inc.	96,000	796
	Mitsui Home Co. Ltd.	132,000	794
	Kyudenko Corp.	168,000	787
	Sanoh Industrial Co. Ltd.	109,200	784
	Itochu-Shokuhin Co. Ltd.	21,000	781
	ASKA Pharmaceutical Co. Ltd.	105,000	780
	Airport Facilities Co. Ltd.	103,800	776
	Toyo Kohan Co. Ltd.	234,000	773
	ITC Networks Corp.	85,000	769
	Daikoku Denki Co. Ltd.	28,900	769
	Taihei Kogyo Co. Ltd.	217,000	769
	Information Services International-Dentsu Ltd.	65,100	766
	Nohmi Bosai Ltd.	93,000	764
	Mitsui High-Tec Inc.	105,100	755
	Tsukishima Kikai Co. Ltd.	80,000	753
	Daidoh Ltd.	109,300	752
^	Torishima Pump Manufacturing Co. Ltd.	92,300	751
^	Sumitomo Seika Chemicals Co. Ltd.	196,000	747
	Sinfonia Technology Co. Ltd.	432,000	737
	Nihon Yamamura Glass Co. Ltd.	371,000	735
	Toenec Corp.	162,000	734
	Onoken Co. Ltd.	71,400	734
*	SxL Corp.	410,000	733
*	Usen Corp.	452,700	730
	Kaga Electronics Co. Ltd.	89,000	729
^,*	LIFENET INSURANCE CO	90,400	729
	Nihon Dempa Kogyo Co. Ltd.	73,000	727
	Nippon Steel Trading Co. Ltd.	240,000	725
	Seika Corp.	282,000	719
	Asahi Organic Chemicals Industry Co. Ltd.	316,000	716
	Sanshin Electronics Co. Ltd.	113,500	716
	Simplex Holdings Inc.	1,834	716
	Nichiden Corp.	30,100	711
^,*	Clarion Co. Ltd.	500,000	710
	Yonekyu Corp.	81,500	708
	Tamura Corp.	338,000	701
	Daiken Corp.	256,000	700
	Chori Co. Ltd.	61,800	698
^	Nuflare Technology Inc.	88	685
	GMO Payment Gateway Inc.	30,100	679
	Corona Corp.	60,000	676
^	Osaki Electric Co. Ltd.	127,000	672
	Shin-Etsu Polymer Co. Ltd.	179,000	663
	Takiron Co. Ltd.	183,000	660
^	Weathernews Inc.	26,861	658

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Sumitomo Precision Products Co. Ltd.	151,000	653
^	Gakken Holdings Co. Ltd.	207,000	652
	Kyosan Electric Manufacturing Co. Ltd.	196,000	651
	AOC Holdings Inc.	184,700	650
	Japan Vilene Co. Ltd.	129,000	646
	Dunlop Sports Co. Ltd.	51,371	637
^,*	Livesense Inc.	9,400	634
	Uniden Corp.	265,000	633
	Kanematsu Electronics Ltd.	50,700	630
	Maruetsu Inc.	175,000	627
	Koatsu Gas Kogyo Co. Ltd.	114,000	623
	Otsuka Kagu Ltd.	54,900	611
	Uchida Yoko Co. Ltd.	194,000	608
^	Keiyo Co. Ltd.	119,400	604
	Cleanup Corp.	78,700	599
^	Dai-ichi Seiko Co. Ltd.	40,400	593
	Paris Miki Holdings Inc.	109,900	593
	CMK Corp.	168,700	588
	Hakuto Co. Ltd.	57,400	587
	Daikokutenbussan Co. Ltd.	21,300	583
	Aichi Corp.	123,300	577
	Chuetsu Pulp & Paper Co. Ltd.	372,000	574
	Tohokushinsha Film Corp.	57,900	573
^	Takaoka Toko Holdings Co. Ltd.	41,900	571
^	Nidec Copal Corp.	68,900	568
	Hioki EE Corp.	35,400	568
	Mitsubishi Research Institute Inc.	26,200	561
	ST Corp.	53,600	548
	Yahagi Construction Co. Ltd.	124,400	546
	S Foods Inc.	54,000	544
	Tokyo Derica Co. Ltd.	31,000	542
	Future Architect Inc.	1,070	539
^	Matsuya Foods Co. Ltd.	32,300	538
	Alpha Systems Inc.	36,300	531
	Hikari Tsushin Inc.	9,700	529
	Daisyo Corp.	41,500	528
	Fuji Media Holdings Inc.	235	511
	Nissen Holdings Co. Ltd.	137,600	509
	Krosaki Harima Corp.	224,000	506
	Kinki Sharyo Co. Ltd.	156,000	502
	Sekisui Plastics Co. Ltd.	190,000	501
	Tokyo Energy & Systems Inc.	101,000	495
	Yurtec Corp.	156,000	489
^	Toda Kogyo Corp.	146,000	488
	NIFTY Corp.	297	466
	Nippon Television Holdings Inc.	26,100	461
	Nagawa Co. Ltd.	27,900	459
	Tv Tokyo Holdings Corp.	32,500	447
^	Mixi Inc.	25,700	438
	Nidec Copal Electronics Corp.	83,900	398
	Nippon Kanzai Co. Ltd.	24,100	397
	Shinsho Corp.	198,000	394
	Skymark Airlines Inc.	106,000	393
	Bank of Okinawa Ltd.	7,600	369
	Meiko Electronics Co. Ltd.	51,200	361
*	Sumitomo Mitsui Construction Co. Ltd.	336,500	343
^	Nidec-Tosok Corp.	38,300	321
	Furuya Metal Co. Ltd.	12,200	321
	Nishi-Nippon Railroad Co. Ltd.	73,000	299
^	Meiwa Corp.	68,800	297
	Psc Inc.	6,100	270
^,*	New Japan Chemical Co. Ltd.	97,500	264
	Keihan Electric Railway Co. Ltd.	59,000	254
	Bank of Iwate Ltd.	5,700	245

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Kyokuto Securities Co. Ltd.	10,800	203
	Fuji Kyuko Co. Ltd.	20,000	188
	Hazama Ando Corp.	71,500	169
	Fukui Bank Ltd.	79,000	166
	Aomori Bank Ltd.	54,000	161
	Akita Bank Ltd.	56,000	156
	Saibu Gas Co. Ltd.	57,000	139
*	Noevir Holdings Co. Ltd.	8,200	136
	Meiko Network Japan Co. Ltd.	9,400	130
	FIDEA Holdings Co. Ltd.	43,200	110
	Ehime Bank Ltd.	40,000	103
	Shikoku Bank Ltd.	33,000	101
	Tokushu Tokai Paper Co. Ltd.	26,000	57
			15,207,376
Luxembourg (0.0%)
	Samsonite International SA	634,800	1,565
	L'Occitane International SA	219,750	638
			2,203
Malaysia (0.9%)
	Malayan Banking Bhd.	20,664,290	65,373
	CIMB Group Holdings Bhd.	23,514,000	59,861
	Sime Darby Bhd.	13,676,800	42,453
	Genting Bhd.	10,079,800	34,812
	Tenaga Nasional Bhd.	12,795,800	33,016
	Axiata Group Bhd.	13,668,400	30,431
	Petronas Chemicals Group Bhd.	13,674,027	29,356
	Public Bank Bhd. (Foreign)	5,156,294	27,835
	IOI Corp. Bhd.	15,911,086	26,312
	Maxis Bhd.	10,950,250	24,332
	DiGi.Com Bhd.	15,463,300	23,592
	Petronas Gas Bhd.	3,007,900	19,499
	AMMB Holdings Bhd.	8,114,000	17,873
	Genting Malaysia Bhd.	14,419,500	17,837
	Kuala Lumpur Kepong Bhd.	2,378,586	16,865
	Hong Leong Bank Bhd.	2,764,860	13,145
	YTL Corp. Bhd.	23,677,086	12,760
	UMW Holdings Bhd.	2,615,000	12,295
*	IHH Healthcare Bhd.	9,939,977	12,262
	British American Tobacco Malaysia Bhd.	572,200	11,917
*	Sapurakencana Petroleum Bhd.	11,186,041	11,697
	Gamuda Bhd.	8,296,000	11,106
	IJM Corp. Bhd.	5,820,660	10,438
	PPB Group Bhd.	2,354,800	9,908
	Petronas Dagangan Bhd.	1,237,100	9,604
	Telekom Malaysia Bhd.	5,262,000	9,547
	Felda Global Ventures Holdings Bhd.	5,575,124	8,463
	RHB Capital Bhd.	3,031,100	8,454
	Bumi Armada Bhd.	5,748,400	7,539
*	MISC Bhd.	5,167,980	7,408
	Alliance Financial Group Bhd.	4,947,100	7,254
	AirAsia Bhd.	6,607,400	6,368
	Lafarge Malayan Cement Bhd.	1,892,300	6,174
*	UEM Land Holdings Bhd.	7,362,903	6,077
	Dialog Group Bhd.	7,203,860	5,617
	YTL Power International Bhd.	11,218,358	5,569
	Malaysia Airports Holdings Bhd.	2,701,100	5,343
	Hong Leong Financial Group Bhd.	1,019,700	5,198
	KPJ Healthcare Bhd.	2,396,100	4,786
	Berjaya Sports Toto Bhd.	3,342,341	4,614
	KLCC Property Holdings Bhd.	1,840,100	4,385
	Multi-Purpose Holdings Bhd.	3,655,200	4,232
	Parkson Holdings Bhd.	2,870,239	3,980
	Sunway REIT	7,228,300	3,804
	Bursa Malaysia Bhd.	1,566,900	3,685

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Top Glove Corp. Bhd.	1,683,700	3,499
	Media Prima Bhd.	4,409,300	3,467
	Genting Plantations Bhd.	1,159,900	3,265
	Carlsberg Brewery Malaysia Bhd.	661,000	3,245
*	Malaysian Resources Corp. Bhd.	6,858,100	3,184
	IGB Corp. Bhd.	3,975,148	3,087
	DRB-Hicom Bhd.	3,735,800	3,085
	Oriental Holdings Bhd.	954,600	3,069
	MMC Corp. Bhd.	3,663,000	3,068
	Malaysia Marine and Heavy Engineering Holdings Bhd.	2,275,071	2,847
	WCT Bhd.	3,476,505	2,744
	CapitaMalls Malaysia Trust	4,413,900	2,728
	Pavilion REIT	4,508,500	2,370
	Mah Sing Group Bhd.	3,098,634	2,312
	Time dotCom Bhd.	1,721,640	2,248
	Sunway Bhd.	2,254,227	2,148
	POS Malaysia Bhd.	1,499,500	2,145
	Berjaya Corp. Bhd.	12,544,800	2,145
	Hartalega Holdings Bhd.	1,147,700	1,977
	Affin Holdings Bhd.	1,640,900	1,911
	HAP Seng Consolidated Bhd.	3,348,200	1,872
	TAN Chong Motor Holdings Bhd.	1,029,500	1,838
	Gas Malaysia Bhd.	1,901,900	1,821
	IJM Land Bhd.	2,122,100	1,799
	BIMB Holdings Bhd.	1,384,600	1,598
	QL Resources Bhd.	1,618,880	1,592
	MSM Malaysia Holdings Bhd.	918,900	1,513
	Eastern & Oriental Bhd.	2,753,100	1,494
	UOA Development Bhd.	2,034,900	1,480
	Malaysia Building Society	1,604,085	1,451
	OSK Holdings Bhd.	2,509,890	1,321
	IJM Plantations Bhd.	1,348,300	1,316
	Supermax Corp. Bhd.	1,886,100	1,234
	TSH Resources Bhd.	1,539,900	1,088
	Aeon Credit Service M Bhd.	217,340	1,030
	Sarawak Oil Palms Bhd.	551,700	1,021
	Wah Seong Corp. Bhd.	1,690,365	906
	Ta Ann Holdings Bhd.	770,520	884
*	Malaysian Airline System Bhd.	3,895,100	872
*	Perisai Petroleum Teknologi Bhd.	2,298,200	862
	Media Chinese International Ltd.	2,292,600	852
	Padini Holdings Bhd.	1,384,600	815
2	Astro Malaysia Holdings Bhd.	834,400	810
	TH Plantations Bhd.	1,069,000	771
	Dayang Enterprise Holdings Bhd.	645,900	748
	Kian JOO CAN Factory Bhd.	950,200	743
	Hap Seng Plantations Holdings Bhd.	815,700	726
	Kossan Rubber Industries	546,800	708
	MBM Resources Bhd.	564,260	687
	Malaysian Bulk Carriers Bhd.	1,369,100	667
*	KNM Group Bhd.	4,651,350	658
	Unisem M Bhd.	2,320,400	656
	Mudajaya Group Bhd.	809,766	650
*	Mulpha International Bhd.	5,053,900	640
	United Malacca Bhd.	266,100	638
	TA Enterprise Bhd.	3,699,800	614
	Lion Industries Corp. Bhd.	1,523,300	486
	Press Metal Bhd.	797,000	469
	SP Setia Bhd.	414,500	467
*	Puncak Niaga Holding Bhd.	815,000	458
	Naim Holdings Bhd.	554,900	456
	Muhibbah Engineering M Bhd.	1,202,700	443
	Rimbunan Sawit Bhd.	1,686,100	438
	Benalec Holdings Bhd.	1,145,200	437

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	TA Global Bhd.	5,546,000	429
*	Scomi Group Bhd.	3,802,200	419
*	Alam Maritim Resources Bhd.	1,387,300	413
	JCY International Bhd.	2,472,600	403
	TDM Bhd.	278,800	402
	Paramount Corp. Bhd.	802,800	394
*	Hibiscus Petroleum Bhd.	842,300	385
	Tradewinds Corp. Bhd.	1,080,400	383
	Pharmaniaga Bhd.	138,000	381
	Malayan Flour Mills Bhd.	902,300	380
	Hai-O Enterprise Bhd.	502,600	378
	CB Industrial Product Holding Bhd.	453,600	373
*	Landmarks Bhd.	1,157,100	360
	Uchi Technologies Bhd.	868,800	352
	Faber Group Bhd.	643,700	320
	Hock Seng LEE Bhd.	670,498	320
	SEG International Bhd.	564,200	306
	KSK Group Bhd.	1,411,800	285
*	Malaysia Building Society Warrants Exp. 05/31/2016	489,785	269
	Eversendai Corp. Bhd.	741,100	266
	WTK Holdings Bhd.	823,500	264
	Kim Loong Resources Bhd.	346,400	256
*	YTL Land & Development Bhd.	840,100	247
	Petron Malaysia Refining & Marketing Bhd.	249,400	240
	Boustead Holdings Bhd.	139,300	234
	CSC Steel Holdings Bhd.	570,500	231
	Coastal Contracts Bhd.	331,333	218
	Malaysian Pacific Industries Bhd.	258,900	213
	Ann Joo Resources Bhd.	458,100	175
	YTL E-Solutions Bhd.	854,600	166
	IGB REIT	337,200	151
*	Kinsteel Bhd.	1,294,500	126
	Kulim Malaysia Bhd.	93,100	110
*	Perdana Petroleum Bhd.	157,100	76
*	WCT Bhd. Warrants Exp. 12/11/2017	558,140	63
*	Dialog Group Bhd. Warrants Exp 02/12/2017	441,280	62
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	434,721	58
*	Sunway Bhd. Warrants Exp. 08/17/2016	341,245	58
*	KNM Group Bhd. Warrants Exp. 11/15/2017	1,550,450	48
	Public Bank Bhd. (Local)	8,900	48
*	Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	165,750	43
*	WCT Bhd. Warrants Exp. 02/24/2016	288,480	38
*	Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	72,940	36
*	MBM Resources Bhd. Warrants Exp. 06/14/2017	88,380	17
*	Coastal Contracts Bhd. Warrants Exp. 07/18/2016	46,016	3
			810,048
Mexico (1.1%)
	America Movil SAB de CV	187,970,569	202,332
	Fomento Economico Mexicano SAB de CV	9,731,617	110,674
	Wal-Mart de Mexico SAB de CV	26,387,787	83,973
	Grupo Financiero Banorte SAB de CV	9,155,683	69,039
	Grupo Mexico SAB de CV Class B	18,657,465	66,779
	Grupo Televisa SAB	12,563,183	63,787
*	Cemex SAB de CV	54,323,745	61,248
	Coca-Cola Femsa SAB de CV	2,012,804	32,512
	Alfa SAB de CV Class A	13,811,900	32,078
	Grupo Financiero Inbursa SAB de CV	9,771,447	28,633
	Industrias Penoles SAB de CV	677,723	28,297
	Grupo Bimbo SAB de CV Class A	8,291,015	26,978
	Grupo Modelo SAB de CV	2,951,837	26,858
	Mexichem SAB de CV	5,136,845	26,183
	Kimberly-Clark de Mexico SAB de CV Class A	6,924,031	24,018
	Grupo Financiero Santander Mexico SAB de CV Class B	7,266,465	23,501
	Grupo Carso SAB de CV	2,775,296	15,842

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Minera Frisco SAB de CV	3,078,853	13,160
	Arca Continental SAB de CV	1,575,878	12,997
	Grupo Aeroportuario del Sureste SAB de CV Class B	1,008,591	12,517
	El Puerto de Liverpool SAB de CV	761,760	9,633
	Grupo Aeroportuario del Pacifico SAB de CV Class B	1,488,800	8,523
	Compartamos SAB de CV	5,067,474	8,439
*	Empresas ICA SAB de CV	2,824,613	7,809
*	Genomma Lab Internacional SAB de CV Class B	3,588,701	7,761
	Controladora Comercial Mexicana SAB de CV	1,902,600	7,346
*	Industrias CH SAB de CV Class B	838,844	6,760
*	Alsea SAB de CV	1,722,006	5,264
	Alpek SA de CV	2,090,256	4,989
*	Gruma SAB de CV Class B	839,700	4,194
	TV Azteca SAB de CV	5,138,224	3,804
	Bolsa Mexicana de Valores SAB de CV	1,345,252	3,665
	Grupo Aeroportuario del Centro Norte Sab de CV	823,057	3,161
	Corp Inmobiliaria Vesta SAB de CV	1,067,810	2,461
	Fibra Uno Administracion SA de CV	593,000	2,281
*	Grupo Simec SAB de CV Class B	484,010	2,234
	Grupo Herdez SAB de CV	607,116	2,211
	Grupo Elektra SAB DE CV	35,270	1,520
*	Consorcio ARA SAB de CV	4,003,166	1,322
*	Grupo Famsa SAB de CV Class A	647,370	1,288
*	OHL Mexico SAB de CV	393,700	1,221
*	Axtel SAB de CV	3,057,558	990
	Grupo Comercial Chedraui SA de CV	226,700	865
*	Desarrolladora Homex SAB de CV	1,008,600	821
*	Corp GEO SAB de CV	2,276,157	782
*	Grupo Aeromexico SAB de CV	536,278	763
*	Urbi Desarrollos Urbanos SAB de CV	2,494,600	368
	Cia Minera Autlan SAB de CV Class B	334,500	296
	Organizacion Soriana SAB de CV Class B	40,830	168
	Grupo Aeroportuario del Pacifico SAB de CV ADR	1,200	69
			1,062,414
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	84,813	552
	Maroc Telecom SA	39,916	527
	Attijariwafa Bank	12,065	478
			1,557
Netherlands (1.6%)
	Unilever NV	7,960,136	339,192
*	ING Groep NV	18,773,119	154,650
	Koninklijke Philips Electronics NV	4,675,802	129,417
^	ASML Holding NV	1,535,508	114,262
^	Heineken NV	1,184,527	83,835
^	Koninklijke Ahold NV	4,916,005	77,659
	Akzo Nobel NV	1,162,280	70,098
	Aegon NV	8,644,352	57,742
^	Reed Elsevier NV	3,357,808	54,500
	Koninklijke DSM NV	781,358	50,363
*	DE Master Blenders 1753 NV	2,555,931	40,602
^	Wolters Kluwer NV	1,472,662	32,588
	Heineken Holding NV	490,964	29,584
	Randstad Holding NV	589,674	24,580
^	Ziggo NV	631,012	22,566
	Fugro NV	346,108	19,997
	Koninklijke Vopak NV	343,867	19,042
	Delta Lloyd NV	862,629	16,587
	Nutreco NV	172,145	16,369
	Koninklijke Boskalis Westminster NV	370,032	15,437
	Corio NV	327,177	15,153
*	SBM Offshore NV	908,860	14,584
*	OCI NV	435,904	13,077
	TNT Express NV	1,606,376	12,342

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	Koninklijke KPN NV	4,870,959	10,207
	Aalberts Industries NV	449,619	10,091
	ASM International NV	244,167	8,156
	Arcadis NV	285,768	7,901
	CSM	344,251	7,706
	Wereldhave NV	100,402	7,302
	Eurocommercial Properties NV	178,276	7,276
^,*	Koninklijke KPN NV Rights Exp. 05/14/2013	4,870,959	6,543
^	Tetragon Financial Group Ltd.	549,916	6,026
	Koninklijke BAM Groep NV	1,124,742	4,985
	TKH Group NV	171,620	4,664
*	PostNL NV	2,002,185	4,567
	Unit4 NV	131,225	4,472
	Vastned Retail NV	91,407	4,083
^,*	Royal Imtech NV	342,964	3,824
	Koninklijke Ten Cate NV	129,862	3,154
	USG People NV	306,502	2,398
^,*	TomTom NV	501,491	2,265
	BinckBank NV	272,580	2,089
	Brunel International NV	47,709	2,023
	Nieuwe Steen Investments NV	259,409	1,939
	Beter Bed Holding NV	88,315	1,656
	Accell Group	89,288	1,630
^	Amsterdam Commodities NV	67,459	1,497
	Koninklijke Wessanen NV	369,386	1,302
*	Grontmij	268,395	1,298
*	AMG Advanced Metallurgical Group NV	123,797	1,142
^	BE Semiconductor Industries NV	111,430	1,042
	Kendrion NV	38,118	937
	Sligro Food Group NV	2,270	75
	Aegon NV	922	6
^,*	SNS REAAL NV	672,039	—
			1,546,482
New Zealand (0.2%)
	Fletcher Building Ltd.	3,100,416	23,521
	Telecom Corp. of New Zealand Ltd.	8,527,897	19,043
	Auckland International Airport Ltd.	4,527,163	12,034
	SKYCITY Entertainment Group Ltd.	2,823,597	10,801
	Trade Me Ltd.	1,932,394	8,186
	Contact Energy Ltd.	1,799,548	8,144
	Ryman Healthcare Ltd.	1,531,522	8,013
	Fisher & Paykel Healthcare Corp. Ltd.	2,632,358	5,985
	Infratil Ltd.	2,552,291	5,044
	Sky Network Television Ltd.	964,481	4,732
	Chorus Ltd.	1,849,572	4,362
	Goodman Property Trust	4,425,667	4,287
	Kiwi Income Property Trust	3,941,122	3,968
	Mainfreight Ltd.	435,351	3,934
	Precinct Properties New Zealand Ltd.	3,874,160	3,572
	Freightways Ltd.	700,875	2,705
	Nuplex Industries Ltd.	889,942	2,543
	Air New Zealand Ltd.	1,501,175	1,931
^	Fletcher Building Ltd.	240,759	1,822
	Warehouse Group Ltd.	464,990	1,575
	New Zealand Oil & Gas Ltd.	1,743,228	1,227
	PGG Wrightson Ltd.	1,861,199	607
	Vector Ltd.	16,959	40
	Kathmandu Holdings Ltd.	17,500	34
	Tower Ltd.	21,520	32
	Vital Healthcare Property Trust	24,124	29
			138,171
Norway (0.7%)
	Statoil ASA	5,290,477	129,518
^,*	DNB ASA	4,877,061	79,864

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Telenor ASA	3,347,783	75,442
	Seadrill Ltd.	1,713,883	66,042
	Yara International ASA	877,899	41,238
^	Orkla ASA	3,726,213	33,600
	Subsea 7 SA	1,371,973	29,619
^	Norsk Hydro ASA	4,524,088	21,307
	TGS Nopec Geophysical Co. ASA	503,291	18,097
^	Schibsted ASA	367,048	15,975
^	Gjensidige Forsikring ASA	979,064	15,789
	Petroleum Geo-Services ASA	1,056,666	15,525
*	Marine Harvest ASA	13,913,620	14,477
^	Prosafe SE	1,188,892	11,433
^	Aker Solutions ASA	797,629	11,164
*	Storebrand ASA	1,663,529	7,589
	Fred Olsen Energy ASA	162,731	7,099
^	Tomra Systems ASA	714,648	6,700
^,*	DNO International ASA	3,395,161	5,952
^,*	Det Norske Oljeselskap ASA	346,777	4,942
*	Norwegian Air Shuttle AS	102,307	4,920
^,*	Algeta ASA	144,684	4,917
	SpareBank 1 SMN	519,356	4,422
	Cermaq ASA	275,019	4,108
^	Aker ASA	121,223	3,749
^,*	Atea ASA	323,858	3,501
^	Norwegian Property ASA	2,417,864	3,390
	Leroey Seafood Group ASA	95,570	3,003
	Austevoll Seafood ASA	438,092	2,901
^	Stolt-Nielsen Ltd.	138,874	2,869
^	Opera Software ASA	361,714	2,465
^	Wilh Wilhelmsen ASA	272,651	2,210
^,*	Renewable Energy Corp. ASA	6,375,499	1,772
	BW Offshore Ltd.	1,745,925	1,657
^,*	Nordic Semiconductor ASA	502,776	1,528
*	Golden Ocean Group Ltd.	1,341,050	1,293
^	Kvaerner ASA	759,731	1,282
*	Hoegh LNG Holdings Ltd.	155,713	1,243
*	Polarcus Ltd.	1,268,665	1,154
^,*	Sevan Drilling AS	1,650,109	979
	Northern Offshore Ltd.	483,908	834
*	Archer Ltd.	1,244,930	820
^	Copeinca ASA	77,347	812
*	BWG Homes ASA	313,331	723
^,*	Songa Offshore SE	680,898	678
*	Norwegian Energy Co. AS	998,329	617
^,*	Electromagnetic GeoServices AS	410,046	596
	SpareBank 1 SR Bank ASA	64,270	575
*	Hurtigruten ASA	982,482	479
^,*	Frontline Ltd.	255,392	477
*	Deep Sea Supply plc	292,101	456
^,*	Selvaag Bolig ASA	126,483	428
^,*	Northland Resources SA	1,769,152	151
^,*	Clavis Pharma ASA	100,291	29
			672,410
Peru (0.1%)
	Credicorp Ltd.	191,151	28,785
	Credicorp Ltd.	141,272	21,120
	Southern Copper Corp.	415,657	13,854
	Cia de Minas Buenaventura SA ADR	662,318	13,260
	Cia de Minas Buenaventura SA	289,871	5,813
	Southern Copper Corp.	172,428	5,638
	Volcan Cia Minera SAA Class B	5,007,143	3,221
	Ferreycorp SAA	3,328,901	2,884
*	Rio Alto Mining Ltd.	701,543	2,526
	Casa Grande SAA	170,672	580

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Refineria La Pampilla SA Relapasa	2,305,339	480
*	Corp Aceros Arequipa SA	1,048,419	218
			98,379
Philippines (0.3%)
	SM Investments Corp.	1,077,920	30,009
	Ayala Land Inc.	27,279,620	21,544
	Philippine Long Distance Telephone Co.	231,105	17,081
	SM Prime Holdings Inc.	33,549,000	16,325
*	BDO Unibank Inc.	6,914,317	15,416
	Ayala Corp.	878,214	13,690
	Aboitiz Equity Ventures Inc.	9,570,960	13,260
	Universal Robina Corp.	4,252,050	12,273
	Bank of the Philippine Islands	3,768,221	9,411
	International Container Terminal Services Inc.	3,739,850	8,362
	Aboitiz Power Corp.	8,797,823	7,974
	San Miguel Corp.	2,371,998	6,971
	Alliance Global Group Inc.	10,970,541	6,325
	Jollibee Foods Corp.	1,975,610	6,171
	Energy Development Corp.	35,676,500	5,648
	Megaworld Corp.	55,738,000	5,628
	Globe Telecom Inc.	156,900	5,453
	DMCI Holdings Inc.	3,872,740	5,368
	Robinsons Land Corp.	7,862,334	4,915
	GT Capital Holdings Inc.	240,730	4,630
	Puregold Price Club Inc.	4,580,700	4,443
	Security Bank Corp.	860,010	4,123
	Metropolitan Bank & Trust	1,348,922	4,083
	Manila Water Co. Inc.	3,387,100	3,289
*	Belle Corp.	20,331,108	3,201
*	First Gen Corp.	5,652,000	3,098
*	Philippine National Bank	1,039,360	2,906
	First Philippine Holdings Corp.	1,022,820	2,659
	Rizal Commercial Banking Corp.	1,304,920	2,347
	Vista Land & Lifescapes Inc.	14,141,250	2,257
	Filinvest Land Inc.	43,825,000	2,175
	Cebu Air Inc.	915,960	1,814
	Atlas Consolidated Mining & Development	3,374,400	1,703
	SM Development Corp.	7,636,753	1,578
	Lopez Holdings Corp.	8,585,570	1,459
	Nickel Asia Corp.	2,349,950	1,333
*	East West Banking Corp.	1,103,000	957
*	Philex Petroleum Corp.	1,312,900	859
	Metro Pacific Investments Corp.	5,792,000	857
	Manila Electric Co.	78,300	712
*	Lepanto Consolidated Mining	27,517,000	643
	Philweb Corp.	1,743,580	602
*	Global-Estate Resorts Inc.	9,150,000	567
	Semirara Mining Corp. Class A	74,190	541
	Philex Mining Corp.	973,100	391
*	Bloomberry Resorts Corp.	1,050,200	306
	Petron Corp.	790,300	296
			265,653
Poland (0.3%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	4,280,080	44,569
	Powszechny Zaklad Ubezpieczen SA	274,898	37,917
^	KGHM Polska Miedz SA	682,983	32,135
^	Bank Pekao SA	641,640	30,783
^,*	Polski Koncern Naftowy Orlen SA	1,573,415	24,431
	PGE SA	3,674,231	19,095
^,*	Polskie Gornictwo Naftowe i Gazownictwo SA	8,667,565	14,655
^	Telekomunikacja Polska SA	3,636,311	8,112
^,*	BRE Bank SA	72,017	7,886
^	Tauron Polska Energia SA	5,246,694	7,001
^	Lubelski Wegiel Bogdanka SA	165,961	6,168

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	Eurocash SA	341,131	6,151
*	Cyfrowy Polsat SA	946,010	5,000
	Bank Handlowy w Warszawie SA	160,069	4,768
^	Jastrzebska Spolka Weglowa SA	176,589	4,700
^	Asseco Poland SA	341,007	4,628
*	Kernel Holding SA	253,668	4,607
	Synthos SA	2,623,185	3,913
*	Grupa Lotos SA	319,753	3,852
^,*	Getin Noble Bank SA	7,283,774	3,625
^,*	Globe Trade Centre SA	1,325,143	3,281
*	Bank Millennium SA	2,091,738	3,197
	Grupa Azoty SA	137,869	2,659
^	TVN SA	876,089	2,414
^	Enea SA	579,592	2,386
^,*	Netia SA	1,323,828	1,761
^	Warsaw Stock Exchange	143,847	1,721
	Budimex SA	54,526	1,335
	Getin Holding SA	1,782,993	1,261
*	Ciech SA	164,039	1,139
*	Rovese SA	2,266,366	1,028
*	KRUK SA	47,198	919
^,*	Boryszew SA	5,439,168	776
	Agora SA	214,950	423
	Midas SA	1,686,480	391
*	Kopex SA	107,416	378
*	Alchemia SA	285,828	354
^,*	Bioton SA	27,647,071	350
*	LC Corp. SA	868,237	333
*	Impexmetal SA	418,527	275
*	Rafako SA	158,427	150
*	ING Bank Slaski SA	3,396	97
			300,624
Portugal (0.1%)
	EDP - Energias de Portugal SA	9,316,265	32,020
	Jeronimo Martins SGPS SA	1,067,524	25,463
	Galp Energia SGPS SA	1,311,821	21,024
^	Portugal Telecom SGPS SA	3,042,787	15,877
*	Banco Espirito Santo SA	9,810,714	11,241
^,*	Banco Comercial Portugues SA	53,657,900	7,439
	Sonae	3,909,751	3,796
*	Portucel SA	945,653	3,425
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	732,698	3,290
	Semapa-Sociedade de Investimento e Gestao	296,928	2,806
^,*	Banco BPI SA	1,750,573	2,514
	Altri SGPS SA	652,781	1,688
*	REN - Redes Energeticas Nacionais SGPS SA	541,831	1,650
	Sonaecom - SGPS SA	405,499	949
	Mota-Engil SGPS SA	316,517	875
			134,057
Russia (1.1%)
	Sberbank of Russia	52,021,624	166,002
	Gazprom OAO ADR	13,355,053	106,359
	Gazprom OAO	26,115,847	104,340
	Lukoil OAO ADR	1,367,923	86,978
	Lukoil OAO	1,204,789	76,491
	Magnit OJSC GDR	1,270,271	64,911
	Mobile Telesystems OJSC ADR	2,523,511	52,237
	Uralkali OJSC	6,451,146	46,757
	NovaTek OAO GDR	435,271	44,186
	MMC Norilsk Nickel OJSC	231,437	38,445
	Tatneft OAO ADR	679,710	25,789
	Rosneft OAO GDR	3,564,699	24,449
	Rostelecom OJSC	6,060,257	22,729
*	VTB Bank OJSC GDR	6,300,251	19,918

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Rosneft OAO	2,740,902	18,881
	Surgutneftegas OAO Prior Pfd.	26,297,469	18,590
	Surgutneftegas OAO ADR	2,152,400	18,363
	Tatneft OAO	2,824,857	18,083
	AK Transneft OAO Prior Pfd.	7,619	15,401
*	MegaFon OAO GDR	422,593	13,066
	Sistema JSFC GDR	614,650	11,754
	Surgutneftegas OAO	13,342,136	11,481
	Federal Hydrogenerating Co. JSC	622,805,352	11,128
	Sberbank of Russia Prior Pfd.	3,826,081	8,904
*	Federal Grid Co. Unified Energy System JSC	1,553,612,440	6,059
	Novolipetsk Steel OJSC GDR	279,805	4,700
	LSR Group GDR	1,018,806	4,446
*	Inter Rao Ues OAO	10,310,839,373	4,229
*	Rosseti OAO	93,454,055	4,044
	Severstal OAO GDR	439,885	3,767
	TMK OAO GDR	292,619	3,720
	Severstal OAO	388,228	3,291
	Sberbank of Russia ADR	197,308	2,547
	Aeroflot - Russian Airlines OJSC	1,365,321	2,369
	Mechel ADR	513,713	2,096
*	PIK Group	883,570	1,748
	Sollers OJSC	83,921	1,746
	Mosenergo OAO	29,963,645	1,181
*	Raspadskaya OAO	773,900	1,144
	TGK-1 OAO	4,503,586,647	902
	Protek	616,182	861
	OGK-2 OAO	96,947,306	855
	Novolipetsk Steel OJSC	445,750	744
	E.ON Russia JSC	6,305,500	509
*	AvtoVAZ OAO	1,492,895	507
	Phosagro OAO GDR	29,626	420
*	United Co. RUSAL plc	829,000	415
*	Pharmstandard OJSC GDR	18,879	396
*	RBC OJSC	933,996	245
	Polyus Gold OJSC	7,594	236
*	VTB Bank OJSC	147,466,163	233
	Mosenergosbyt JSC	20,880,740	231
	MMC Norilsk Nickel OJSC ADR	9,538	147
*	AvtoVAZ OAO Prior Pfd.	723,260	94
*	Belon OJSC	643,825	92
*	Mechel	14,601	59
*	Razgulay Group	70,512	29
			1,079,304
Singapore (1.3%)
	Singapore Telecommunications Ltd.	38,917,814	124,315
	DBS Group Holdings Ltd.	8,944,440	122,014
	Oversea-Chinese Banking Corp. Ltd.	12,670,665	111,856
	United Overseas Bank Ltd.	6,207,167	107,864
	Keppel Corp. Ltd.	7,008,393	61,132
	CapitaLand Ltd.	12,469,470	38,027
	Genting Singapore plc	29,708,536	37,127
^	Singapore Press Holdings Ltd.	7,861,593	28,491
	Singapore Technologies Engineering Ltd.	7,501,188	26,847
	Wilmar International Ltd.	9,482,895	25,741
	Singapore Exchange Ltd.	4,190,769	25,519
	Global Logistic Properties Ltd.	10,851,957	24,424
	Singapore Airlines Ltd.	2,625,442	23,708
	City Developments Ltd.	2,495,619	22,880
	Ascendas REIT	9,934,763	22,244
	CapitaMall Trust	11,558,481	21,794
	Hutchison Port Holdings Trust	25,355,374	21,082
	Jardine Cycle & Carriage Ltd.	519,824	20,603
	SembCorp Industries Ltd.	4,776,579	19,410

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Noble Group Ltd.	18,975,213	17,406
	Suntec REIT	9,931,000	15,702
	Golden Agri-Resources Ltd.	35,754,806	15,407
	ComfortDelGro Corp. Ltd.	9,158,254	14,777
^	SembCorp Marine Ltd.	4,103,758	14,417
	CapitaCommercial Trust	9,751,000	13,577
	UOL Group Ltd.	2,307,982	13,400
	Keppel Land Ltd.	3,770,601	12,457
	StarHub Ltd.	2,984,110	11,475
	CapitaMalls Asia Ltd.	6,593,853	11,274
^	Olam International Ltd.	7,729,897	10,563
	Venture Corp. Ltd.	1,273,000	8,599
	SATS Ltd.	3,286,000	8,401
	Singapore Post Ltd.	6,976,000	7,311
	Yangzijiang Shipbuilding Holdings Ltd.	9,328,636	7,224
	Mapletree Commercial Trust	5,983,000	7,116
	Mapletree Industrial Trust	5,545,880	7,071
	Mapletree Logistics Trust	6,584,000	7,003
	Starhill Global REIT	7,200,000	5,638
^	Keppel REIT	4,589,778	5,633
	Ezion Holdings Ltd.	3,327,000	5,528
	CDL Hospitality Trusts	3,081,000	5,014
	M1 Ltd.	1,770,000	4,862
	SMRT Corp. Ltd.	3,742,000	4,497
	Frasers Centrepoint Trust	2,406,000	4,399
	Overseas Union Enterprise Ltd.	1,714,000	4,338
*	Biosensors International Group Ltd.	4,347,000	4,246
	Wing Tai Holdings Ltd.	2,353,117	4,169
	Cache Logistics Trust	3,479,000	3,999
	Cambridge Industrial Trust	5,742,000	3,993
^,*	Neptune Orient Lines Ltd.	4,325,630	3,859
	Parkway Life REIT	1,775,000	3,854
	Ascott Residence Trust	3,372,000	3,852
	Far East Hospitality Trust	3,934,000	3,614
^	Cosco Corp. Singapore Ltd.	4,942,513	3,524
2	ARA Asset Management Ltd.	2,247,880	3,463
	Super Group Ltd.	1,078,000	3,447
	Raffles Medical Group Ltd.	1,187,000	3,296
	CapitaRetail China Trust	2,403,000	3,289
^,*	Yanlord Land Group Ltd.	2,854,000	3,278
	Lippo Malls Indonesia Retail Trust	7,517,000	3,209
^	Hyflux Ltd.	2,732,000	3,045
	Frasers Commercial Trust	2,399,600	3,040
^,*	LionGold Corp. Ltd.	3,210,000	2,986
^	Sabana Shari'ah Compliant Industrial REIT	2,574,118	2,854
	First Resources Ltd.	1,975,000	2,779
	First REIT	2,308,000	2,688
^,*	Ezra Holdings Ltd.	3,328,000	2,591
	Vard Holdings Ltd.	2,772,000	2,326
	United Engineers Ltd.	902,000	2,303
	AIMS AMP Capital Industrial REIT	1,521,400	2,249
^	Ascendas Hospitality Trust	2,717,000	2,249
	Ascendas India Trust	3,194,000	2,128
^	Indofood Agri Resources Ltd.	2,425,000	2,102
*	Wheelock Properties Singapore Ltd.	1,297,000	2,067
^,*	Yoma Strategic Holdings Ltd.	3,081,000	2,030
^	Midas Holdings Ltd.	4,827,000	1,950
^	Ho Bee Investment Ltd.	1,091,000	1,908
^	Perennial China Retail Trust	3,642,000	1,893
^	OSIM International Ltd.	1,072,000	1,741
^,*	Ying Li International Real Estate Ltd.	4,100,000	1,703
^	GuocoLeisure Ltd.	2,239,000	1,593
	Tat Hong Holdings Ltd.	1,251,000	1,515
^,*	Tiger Airways Holdings Ltd.	2,821,800	1,515

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	CSE Global Ltd.	2,170,000	1,487
^,*	Asiasons Capital Ltd.	1,910,000	1,459
	Chip Eng Seng Corp. Ltd.	2,104,000	1,394
^,*	China Minzhong Food Corp. Ltd.	1,696,000	1,382
	Boustead Singapore Ltd.	1,190,000	1,315
^,*	Bumitama Agri Ltd.	1,591,000	1,308
	K-Green Trust	1,399,000	1,183
	GMG Global Ltd.	12,624,000	1,180
^	Sound Global Ltd.	2,565,000	1,166
	Sheng Siong Group Ltd.	1,940,000	1,112
^	Swiber Holdings Ltd.	2,218,000	1,102
	CWT Ltd.	769,000	1,060
	Stamford Land Corp. Ltd.	2,102,000	1,016
	Hong Leong Asia Ltd.	675,000	893
	China Aviation Oil Singapore Corp. Ltd.	890,000	745
*	Raffles Education Corp. Ltd.	2,761,398	719
^,*	Gallant Venture Ltd.	3,007,000	685
*	Tuan Sing Holdings Ltd.	2,020,230	591
^	Civmec Ltd.	698,000	577
	Fortune REIT	556,000	516
*	Hi-P International Ltd.	866,000	493
	Transpac Industrial Holdings Ltd.	341,700	466
^	Mewah International Inc.	1,196,662	438
	SIA Engineering Co. Ltd.	105,000	432
*	Rotary Engineering Ltd.	980,000	378
*	Blumont Group Ltd.	529,000	345
	K1 Ventures Ltd.	2,616,000	343
	Amtek Engineering Ltd.	776,340	325
	Cityspring Infrastructure Trust	300,000	121
*	Metro Holdings Ltd.	70,000	52
	Far East Orchard Ltd.	28,000	51
	UOB-Kay Hian Holdings Ltd.	36,000	50
			1,258,898
South Africa (1.6%)
	MTN Group Ltd.	8,264,846	149,147
	Naspers Ltd.	1,910,560	128,032
	Sasol Ltd.	2,677,049	115,960
	Standard Bank Group Ltd.	5,873,585	73,446
	FirstRand Ltd.	15,142,483	52,682
	Sanlam Ltd.	8,700,272	44,639
	Remgro Ltd.	2,134,462	43,057
	Shoprite Holdings Ltd.	2,088,196	39,654
	Bidvest Group Ltd.	1,443,036	37,559
	AngloGold Ashanti Ltd.	1,870,691	36,093
	Impala Platinum Holdings Ltd.	2,611,236	35,786
	Aspen Pharmacare Holdings Ltd.	1,511,831	32,877
	Woolworths Holdings Ltd.	3,683,451	28,744
	Growthpoint Properties Ltd.	8,190,842	26,925
	Gold Fields Ltd.	3,554,983	26,654
	Tiger Brands Ltd.	789,936	24,604
	ABSA Group Ltd.	1,404,751	23,144
^	Vodacom Group Ltd.	1,819,159	21,336
	Truworths International Ltd.	2,128,541	21,190
	Nedbank Group Ltd.	987,037	20,988
	Kumba Iron Ore Ltd.	393,172	20,842
	Imperial Holdings Ltd.	880,221	19,513
	Life Healthcare Group Holdings Ltd.	4,550,285	19,234
	Steinhoff International Holdings Ltd.	6,475,864	17,297
	Mr Price Group Ltd.	1,160,784	16,701
	RMB Holdings Ltd.	3,440,945	15,290
	Discovery Ltd.	1,431,679	13,055
	MMI Holdings Ltd.	5,014,788	12,808
	Foschini Group Ltd.	988,769	12,688
	Redefine Properties Ltd.	10,492,646	12,637

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Anglo American Platinum Ltd.	328,197	12,508
^	African Bank Investments Ltd.	3,564,099	11,327
	Barloworld Ltd.	1,068,792	11,204
	Nampak Ltd.	3,037,413	11,168
	Netcare Ltd.	4,850,482	11,023
	Spar Group Ltd.	834,112	11,015
	Massmart Holdings Ltd.	525,175	10,889
	African Rainbow Minerals Ltd.	522,972	10,319
	Harmony Gold Mining Co. Ltd.	1,915,345	9,683
	Exxaro Resources Ltd.	613,125	9,657
	PPC Ltd.	2,454,426	8,983
	Capital Property Fund	6,695,452	8,803
	Brait SE	2,137,942	8,739
	Clicks Group Ltd.	1,348,114	8,599
	Investec Ltd.	1,166,711	8,384
	AVI Ltd.	1,329,680	7,999
*	Sappi Ltd.	2,623,065	7,884
	Tongaat Hulett Ltd.	527,263	7,662
	Reunert Ltd.	878,721	7,648
	Mondi Ltd.	549,950	7,398
	Liberty Holdings Ltd.	551,545	7,352
	Aeci Ltd.	620,000	6,937
	Coronation Fund Managers Ltd.	1,137,797	6,812
	Resilient Property Income Fund Ltd.	1,018,203	6,731
	Sun International Ltd.	550,957	6,698
	RMI Holdings	2,502,524	6,553
	Aveng Ltd.	1,957,550	6,435
	Fountainhead Property Trust	5,626,833	5,934
	Assore Ltd.	171,779	5,605
	Pick n Pay Stores Ltd.	1,163,886	5,517
	Adcock Ingram Holdings Ltd.	794,895	5,411
*	Murray & Roberts Holdings Ltd.	2,182,938	5,350
	DataTec Ltd.	906,766	5,108
	Hyprop Investments Ltd.	562,848	4,972
	Acucap Properties Ltd.	793,536	4,642
	Illovo Sugar Ltd.	1,132,620	4,378
	Omnia Holdings Ltd.	245,763	4,321
	Wilson Bayly Holmes-Ovcon Ltd.	245,613	4,232
*	Northam Platinum Ltd.	1,097,609	4,080
	Grindrod Ltd.	1,930,934	4,046
*	Super Group Ltd.	1,472,080	3,957
	SA Corporate Real Estate Fund Nominees Pty Ltd.	7,605,469	3,713
	JSE Ltd.	404,253	3,457
*	Sibanye Gold Ltd.	3,610,057	3,420
	Santam Ltd.	172,579	3,389
	Emira Property Fund	1,786,607	3,076
	Lewis Group Ltd.	442,683	2,911
	Mediclinic International Ltd.	393,633	2,855
	Vukile Property Fund Ltd.	1,177,127	2,588
	Pick'n Pay Holdings Ltd.	1,260,913	2,491
^	JD Group Ltd.	648,726	2,393
	Mpact Ltd.	889,923	2,376
	EOH Holdings Ltd.	430,139	2,371
	City Lodge Hotels Ltd.	160,522	2,291
*	ArcelorMittal South Africa Ltd.	860,920	2,212
	Famous Brands Ltd.	226,943	2,207
	Group Five Ltd.	535,671	2,030
	Sycom Property Fund	624,622	2,026
	Allied Electronics Corp. Ltd. Prior Pfd.	907,044	1,930
	Astral Foods Ltd.	182,407	1,919
*	Telkom SA SOC Ltd.	1,287,392	1,838
*	Royal Bafokeng Platinum Ltd.	293,457	1,789
	Cipla Medpro South Africa Ltd.	1,691,794	1,772
	Metair Investments Ltd.	463,420	1,729

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Clover Industries Ltd.	872,733	1,729
	Blue Label Telecoms Ltd.	1,897,530	1,631
	Cashbuild Ltd.	109,154	1,579
	Pinnacle Technology Holdings Ltd.	568,614	1,395
	Hudaco Industries Ltd.	124,879	1,227
	African Oxygen Ltd.	525,046	1,211
	DRDGOLD Ltd.	1,732,371	1,164
	Zeder Investments Ltd.	2,476,932	1,063
	Advtech Ltd.	1,396,221	1,029
	Capitec Bank Holdings Ltd.	40,880	996
	Raubex Group Ltd.	475,475	988
	Adcorp Holdings Ltd.	257,483	826
*	Palabora Mining Co. Ltd.	68,473	814
	Allied Technologies Ltd.	208,553	745
	Allied Electronics Corp. Ltd.	223,745	520
*	Merafe Resources Ltd.	5,279,266	447
*	Basil Read Holdings Ltd.	348,695	427
	Stefanutti Stocks Holdings Ltd.	391,005	380
*	Aquarius Platinum Ltd.	416,656	276
*	Sycom Property Fund Rights Exp. 05/17/2013	95,306	15
			1,523,790
South Korea (3.3%)
	Samsung Electronics Co. Ltd.	473,467	654,815
	Hyundai Motor Co.	752,268	136,599
2	Samsung Electronics Co. Ltd. GDR	122,986	85,178
	Hyundai Mobis	332,086	75,506
	Samsung Electronics Co. Ltd. Prior Pfd.	93,344	73,968
*	SK Hynix Inc.	2,544,010	69,290
	POSCO	233,301	67,057
	Kia Motors Corp.	1,282,289	63,962
	Shinhan Financial Group Co. Ltd.	1,625,870	56,315
	NHN Corp.	199,600	53,829
	LG Chem Ltd.	226,445	53,590
	KB Financial Group Inc.	1,545,191	50,531
	Hana Financial Group Inc.	1,355,232	43,403
	LG Electronics Inc.	520,950	41,756
	SK Innovation Co. Ltd.	294,036	40,205
	KT&G Corp.	540,361	38,933
	Hyundai Heavy Industries Co. Ltd.	205,558	37,609
	Samsung Fire & Marine Insurance Co. Ltd.	174,902	35,994
	Samsung C&T Corp.	607,424	32,605
*	LG Display Co. Ltd.	1,134,010	31,030
	Samsung Life Insurance Co. Ltd.	313,620	30,913
	LG Corp.	463,942	27,675
	Samsung Electro-Mechanics Co. Ltd.	291,698	26,138
	POSCO ADR	362,767	26,116
	LG Household & Health Care Ltd.	45,700	25,698
	Samsung Heavy Industries Co. Ltd.	798,780	25,485
*	Korea Electric Power Corp.	734,890	21,189
	Lotte Shopping Co. Ltd.	53,803	20,093
	E-Mart Co. Ltd.	101,811	19,889
	Cheil Industries Inc.	229,714	19,819
	Samsung SDI Co. Ltd.	167,335	19,509
	Woori Finance Holdings Co. Ltd.	1,765,287	19,115
	Hyundai Steel Co.	269,701	18,738
	Orion Corp.	17,485	18,495
	SK Holdings Co. Ltd.	126,541	18,264
	S-Oil Corp.	220,368	17,765
	Hyundai Engineering & Construction Co. Ltd.	328,095	17,252
*	Shinhan Financial Group Co. Ltd. ADR	476,916	16,353
	Hankook Tire Co. Ltd.	363,465	15,836
*	Korea Electric Power Corp. ADR	1,049,842	15,034
	Samsung Securities Co. Ltd.	298,283	13,740
	Kangwon Land Inc.	480,830	13,608

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Coway Co. Ltd.	264,009	13,380
	Amorepacific Corp.	15,591	12,745
	GS Holdings	250,492	12,414
	Lotte Chemical Corp.	82,946	12,277
	Korea Zinc Co. Ltd.	42,522	12,272
	Hyundai Motor Co. 2nd Pfd.	160,357	12,105
	Samsung Engineering Co. Ltd.	145,205	11,691
	CJ CheilJedang Corp.	38,456	11,387
	BS Financial Group Inc.	862,820	11,377
	Samsung Techwin Co. Ltd.	181,944	11,317
*	KB Financial Group Inc. ADR	344,546	11,301
^	NCSoft Corp.	74,770	11,286
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	465,400	11,204
	Cheil Worldwide Inc.	450,430	11,136
	Hyundai Glovis Co. Ltd.	64,783	10,905
	Hyundai Department Store Co. Ltd.	73,988	10,761
	LG Uplus Corp.	1,057,780	9,996
^	OCI Co. Ltd.	76,898	9,902
	SK Telecom Co. Ltd.	55,773	9,817
	Hyundai Wia Corp.	75,803	9,796
	Daelim Industrial Co. Ltd.	135,617	9,499
	CJ Corp.	71,099	9,343
	SK C&C Co. Ltd.	110,029	9,239
	DGB Financial Group Inc.	657,661	9,207
	Industrial Bank of Korea	794,615	9,107
	Hotel Shilla Co. Ltd.	165,527	8,761
^	Celltrion Inc.	302,210	8,678
	Doosan Heavy Industries & Construction Co. Ltd.	229,777	8,561
	Hyundai Marine & Fire Insurance Co. Ltd.	302,870	8,533
	Dongbu Insurance Co. Ltd.	208,740	8,433
	Samsung Card Co. Ltd.	212,118	8,144
	Daewoo Securities Co. Ltd.	816,843	8,113
	Korea Investment Holdings Co. Ltd.	192,100	8,096
	Daewoo International Corp.	223,147	7,838
	Yuhan Corp.	40,763	7,769
	Shinsegae Co. Ltd.	33,926	7,294
	Korea Gas Corp.	112,790	7,242
	Hyundai Motor Co. Prior Pfd.	101,113	7,202
	Woori Investment & Securities Co. Ltd.	622,695	6,411
	Hanwha Corp.	225,720	6,398
	KCC Corp.	21,377	6,355
	LS Corp.	86,262	6,352
	Hanwha Chemical Corp.	413,710	6,155
	Lotte Confectionery Co. Ltd.	3,510	6,122
	KT Corp.	184,792	6,046
	Kumho Petro chemical Co. Ltd.	68,352	5,934
^,*	Doosan Infracore Co. Ltd.	490,710	5,828
	Hyundai Development Co.	273,260	5,620
	Hyosung Corp.	110,701	5,579
*	Korean Air Lines Co. Ltd.	172,740	5,543
	Hanwha Life Insurance Co. Ltd.	865,350	5,269
	Hyundai Mipo Dockyard	53,382	5,248
	AMOREPACIFIC Group	13,470	5,114
	Halla Visteon Climate Control Corp.	180,410	4,882
	S-1 Corp.	85,365	4,824
	GS Engineering & Construction Corp.	174,603	4,806
	Mando Corp.	62,706	4,792
	Lotte Chilsung Beverage Co. Ltd.	3,060	4,776
	LG International Corp.	146,200	4,720
	Mirae Asset Securities Co. Ltd.	111,997	4,688
	Daum Communications Corp.	56,903	4,652
^	Grand Korea Leisure Co. Ltd.	149,420	4,646
	Doosan Corp.	41,345	4,626
	NongShim Co. Ltd.	14,751	4,496

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Hyundai Hysco Co. Ltd.	159,130	4,460
	CJ O Shopping Co. Ltd.	14,852	4,419
^	Samsung Fine Chemicals Co. Ltd.	89,604	4,350
^	Seoul Semiconductor Co. Ltd.	159,358	4,320
^	Korea Aerospace Industries Ltd.	165,600	4,215
^	Youngone Corp.	104,340	4,174
	LS Industrial Systems Co. Ltd.	71,718	4,055
^,*	LG Innotek Co. Ltd.	50,069	4,047
	SK Telecom Co. Ltd. ADR	206,335	4,021
	SK Networks Co. Ltd.	605,400	4,016
	Partron Co. Ltd.	188,035	3,977
	LIG Insurance Co. Ltd.	187,200	3,851
	Hyundai Home Shopping Network Corp.	27,729	3,832
^	Daesang Corp.	99,100	3,825
^,*	GemVax & Kael Co. Ltd.	111,202	3,822
^,*	Daewoo Engineering & Construction Co. Ltd.	547,753	3,765
	Hyundai Securities Co. Ltd.	535,180	3,726
	Korean Reinsurance Co.	378,543	3,715
	Hyundai Greenfood Co. Ltd.	229,400	3,700
	KIWOOM Securities Co. Ltd.	59,913	3,678
	Paradise Co. Ltd.	174,023	3,615
*	Hanmi Pharm Co. Ltd.	24,398	3,605
	Kolon Industries Inc.	77,691	3,602
	KT Skylife Co. Ltd.	90,550	3,503
*	SK Broadband Co. Ltd.	720,007	3,422
^	Green Cross Corp.	24,599	3,377
^,*	Kumho Tire Co. Inc.	305,120	3,289
^,*	Hanjin Shipping Co. Ltd.	437,163	3,281
	CJ CGV Co. Ltd.	63,781	3,263
	GS Home Shopping Inc.	15,569	3,219
	Binggrae Co. Ltd.	25,682	3,197
*	CJ E&M Corp.	92,942	3,144
*	KT Corp. ADR	190,520	3,098
	SFA Engineering Corp.	52,865	3,075
	Fila Korea Ltd.	45,246	2,932
*	LG Life Sciences Ltd.	57,736	2,881
	SK Chemicals Co. Ltd.	67,428	2,866
	SKC Co. Ltd.	94,760	2,862
	Lotte Food Co. Ltd.	3,532	2,822
	KEPCO Plant Service & Engineering Co. Ltd.	54,527	2,817
	Ottogi Corp.	6,442	2,778
	LG Chem Ltd. Prior Pfd.	31,710	2,773
	LG Fashion Corp.	96,210	2,759
*	Dong-A ST Co. Ltd.	19,992	2,705
	Hana Tour Service Inc.	41,727	2,693
	LG Hausys Ltd.	29,755	2,665
	Namyang Dairy Products Co. Ltd.	2,477	2,619
^	Cosmax Inc.	51,491	2,594
^	Dongsuh Co. Inc.	102,874	2,560
	Chong Kun Dang Pharm Corp.	45,060	2,510
	Meritz Fire & Marine Insurance Co. Ltd.	227,969	2,476
^,*	Medipost Co. Ltd.	31,919	2,443
	Poongsan Corp.	99,500	2,415
	Hansol Paper Co.	177,330	2,366
^,*	Chabio & Diostech Co. Ltd.	201,753	2,349
	Lock & Lock Co. Ltd.	91,187	2,343
*	Asiana Airlines Inc.	492,490	2,342
^,*	SM Entertainment Co.	59,552	2,294
^,*	Hyundai Merchant Marine Co. Ltd.	238,108	2,218
	Huchems Fine Chemical Corp.	105,520	2,205
^,*	Seegene Inc.	35,493	2,121
^	Able C&C Co. Ltd.	38,687	2,115
	Daou Technology Inc.	114,630	2,089
^	Nexen Tire Corp.	158,360	2,075

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^,*	ViroMed Co. Ltd.	55,195	2,057
	Youngone Holdings Co. Ltd.	28,533	2,037
^	Medy-Tox Inc.	18,485	2,026
	Seah Besteel Corp.	72,260	1,981
	Handsome Co. Ltd.	65,700	1,968
^	Ilyang Pharmaceutical Co. Ltd.	58,336	1,962
	iMarketKorea Inc.	81,620	1,955
^	Dongkuk Steel Mill Co. Ltd.	185,090	1,937
	Kolao Holdings	70,035	1,909
	Sungwoo Hitech Co. Ltd.	136,084	1,896
	Dongwon Industries Co. Ltd.	5,429	1,869
	Taekwang Industrial Co. Ltd.	2,021	1,856
	Daewoong Pharmaceutical Co. Ltd.	26,492	1,771
^,*	CTC BIO Inc.	57,474	1,749
	Daeduck GDS Co. Ltd.	85,700	1,743
^	YG Entertainment Inc.	26,609	1,738
^,*	Gamevil Inc.	17,529	1,673
	Soulbrain Co. Ltd.	39,803	1,664
	Meritz Finance Group Inc.	454,700	1,650
^,*	Korea Kolmar Co. Ltd.	55,299	1,647
	Daeduck Electronics Co.	145,300	1,605
^,*	Duksan Hi-Metal Co. Ltd.	64,112	1,592
	Tongyang Life Insurance	177,210	1,589
	Samchully Co. Ltd.	13,066	1,568
	Sung Kwang Bend Co. Ltd.	72,813	1,567
	Samyang Holdings Corp.	18,284	1,555
^	Interflex Co. Ltd.	36,739	1,550
	Jeonbuk Bank	280,503	1,541
	Hankook Tire Worldwide Co. Ltd.	84,184	1,531
	Green Cross Holdings Corp.	97,570	1,517
^,*	Osstem Implant Co. Ltd.	53,321	1,513
*	Hansol Technics Co. Ltd.	61,696	1,490
	Daishin Securities Co. Ltd.	174,590	1,483
^	Maeil Dairy Industry Co. Ltd.	31,453	1,480
^	STX Pan Ocean Co. Ltd.	472,400	1,452
	TONGYANG Securities Inc.	402,480	1,445
^,*	Hanjin Heavy Industries & Construction Co. Ltd.	197,000	1,428
	Posco ICT Co. Ltd.	208,915	1,425
	Iljin Display Co. Ltd.	70,840	1,407
^,*	TK Corp.	68,910	1,379
	Hansae Co. Ltd.	81,489	1,356
	WeMade Entertainment Co. Ltd.	26,102	1,344
^,*	3S Korea Co. Ltd.	203,947	1,343
	Dong-A Socio Holdings Co. Ltd.	11,802	1,340
^,*	Com2uSCorp	28,448	1,325
	Haansoft Inc.	71,353	1,322
^	Suprema Inc.	64,955	1,307
^,*	Wonik IPS Co. Ltd.	223,571	1,304
	NEPES Corp.	77,241	1,294
	S&T Dynamics Co. Ltd.	107,250	1,282
	MegaStudy Co. Ltd.	18,784	1,281
	Korea District Heating Corp.	13,008	1,263
	Sindoh Co. Ltd.	17,792	1,245
	Global & Yuasa Battery Co. Ltd.	25,173	1,244
^	DuzonBIzon Co. Ltd.	88,710	1,229
^,*	Lumens Co. Ltd.	144,226	1,223
	SK Gas Co. Ltd.	17,052	1,208
	POSCO Chemtech Co. Ltd.	10,682	1,191
	Hanil E-Wha Co. Ltd.	97,210	1,177
^	Interpark Corp.	144,976	1,160
	Dongyang Mechatronics Corp.	108,340	1,144
^	Eo Technics Co. Ltd.	31,718	1,138
	Meritz Securities Co. Ltd.	848,050	1,099
*	CNK International Co. Ltd.	259,916	1,095

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	E1 Corp.	14,761	1,087
^	Melfas Inc.	64,559	1,084
^,*	Komipharm International Co. Ltd.	142,986	1,075
	Hanssem Co. Ltd.	44,640	1,075
	Hyundai Corp.	45,500	1,072
^,*	Seobu T&D	51,483	1,058
	Modetour Network Inc.	43,449	1,041
	Golfzon Co. Ltd.	17,008	1,031
	Bukwang Pharmaceutical Co. Ltd.	68,635	1,027
^	STX Offshore & Shipbuilding Co. Ltd.	261,430	1,014
^	Ahnlab Inc.	19,178	1,010
*	Foosung Co. Ltd.	239,573	986
	SK Securities Co. Ltd.	1,106,110	985
	Eugene Technology Co. Ltd.	47,620	982
	Muhak Co. Ltd.	53,428	981
	Koh Young Technology Inc.	31,351	976
	S&T Motiv Co. Ltd.	36,990	974
	Daekyo Co. Ltd.	136,120	967
	Kwang Dong Pharmaceutical Co. Ltd.	149,930	951
*	Green Cross Cell Corp.	308,116	933
^	Capro Corp.	98,950	919
^	Silicon Works Co. Ltd.	44,092	913
	SBS Media Holdings Co. Ltd.	164,990	912
*	Ssangyong Motor Co.	165,960	909
	Jahwa Electronics Co. Ltd.	34,840	890
	Hankook Shell Oil Co. Ltd.	2,594	886
^,*	Taihan Electric Wire Co. Ltd.	377,723	884
	Taeyoung Engineering & Construction Co. Ltd.	159,860	883
^	Kolon Life Science Inc.	11,652	877
^	Huvis Corp.	80,410	874
	AtlasBX Co. Ltd.	24,653	874
	Nexen Corp.	11,515	869
^,*	Jusung Engineering Co. Ltd.	150,886	866
	Hansol Chemical Co. Ltd.	33,860	852
	INTOPS Co. Ltd.	28,942	848
	Hanil Cement Co. Ltd.	18,286	846
^,*	Taewoong Co. Ltd.	35,801	844
*	Neowiz Games Corp.	53,190	842
^,*	Doosan Engine Co. Ltd.	106,590	837
	Silla Co. Ltd.	26,460	822
	Woori Financial Co. Ltd.	40,413	820
	SeAH Steel Corp.	7,926	812
^	SL Corp.	60,480	806
*	Infraware Inc.	63,161	796
	Hanwha Investment & Securities Co. Ltd.	218,450	793
	Samkwang Glass	11,350	792
^	STS Semiconductor & Telecommunications	154,014	791
*	Actoz Soft Co. Ltd.	14,654	790
^,*	Advanced Process Systems Corp.	64,202	787
^,*	CrucialTec Co. Ltd.	60,700	784
*	KTB Investment & Securities Co. Ltd.	229,680	782
^	Shinsegae International Co. Ltd.	10,911	774
^,*	Tera Resource Co. Ltd.	836,893	771
^	Namhae Chemical Corp.	118,990	770
	Humax Co. Ltd.	69,458	767
^	Posco M-Tech Co. Ltd.	85,689	767
	Hwa Shin Co. Ltd.	69,060	766
	CJ Freshway Corp.	20,132	758
^	OCI Materials Co. Ltd.	26,106	755
^,*	Sapphire Technology Co. Ltd.	23,667	755
^	S-MAC Co. Ltd.	50,513	752
^,*	CUROCOM Co. Ltd.	360,794	745
	Hanjin Transportation Co. Ltd.	35,990	741
^,*	Pharmicell Co. Ltd.	182,712	737

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Songwon Industrial Co. Ltd.	53,740	736
	Kolon Corp.	30,530	735
^,*	Woongjin Chemical Co. Ltd.	910,920	735
	Korea Electric Terminal Co. Ltd.	23,370	725
^,*	Hanall Biopharma Co. Ltd.	102,190	715
	Kukdo Chemical Co. Ltd.	14,585	711
	Dae Won Kang Up Co. Ltd.	93,758	698
^	ELK Corp.	43,726	691
	Uju Electronics Co. Ltd.	25,888	691
	Dongwon F&B Co. Ltd.	5,562	686
^,*	Joymax Co. Ltd.	15,141	685
	ISU Chemical Co. Ltd.	38,440	682
	LEENO Industrial Inc.	18,822	674
^	Shinsegae Food Co. Ltd.	7,263	666
^	Simm Tech Co. Ltd.	81,978	645
	Bioland Ltd.	39,002	642
	Daishin Securities Co. Ltd. Prior Pfd.	117,720	638
	NICE Holdings Co. Ltd.	8,469	637
*	Dongbu HiTek Co. Ltd.	116,850	635
	Pyeong Hwa Automotive Co. Ltd.	42,119	628
	Dae Han Flour Mills Co. Ltd.	4,263	628
^,*	Danal Co. Ltd.	51,492	617
*	Ssangyong Cement Industrial Co. Ltd.	100,730	614
^,*	ICD Co. Ltd.	47,843	612
	HMC Investment Securities Co. Ltd.	53,690	601
	KyungDong City Gas Co. Ltd.	7,494	596
	Nong Shim Holdings Co. Ltd.	7,729	596
	Hy-Lok Corp.	28,728	588
	Sebang Co. Ltd.	36,190	585
	Han Kuk Carbon Co. Ltd.	74,980	585
	Dong Ah Tire & Rubber Co. Ltd.	35,060	580
	KISWIRE Ltd.	17,362	579
*	JVM Co. Ltd.	11,125	579
	JW Pharmaceutical Corp.	34,518	577
	Moorim P&P Co. Ltd.	107,510	574
	Young Poong Corp.	393	572
^,*	Infinitt Healthcare Co. Ltd.	56,058	570
	Youlchon Chemical Co. Ltd.	49,800	570
^,*	Yungjin Pharmaceutical Co. Ltd.	362,760	569
^	Iljin Materials Co. Ltd.	57,790	560
^	Kginicis Co. Ltd.	34,807	559
	Busan City Gas Co. Ltd.	21,460	557
	Suheung Capsule Co. Ltd.	22,620	556
	Gwangju Shinsegae Co. Ltd.	2,317	551
*	Korea Circuit Co. Ltd.	28,600	550
	EG Corp.	21,542	548
	Crown Confectionery Co. Ltd.	2,159	542
^,*	Basic House Co. Ltd.	28,900	537
*	KT Hitel Co. Ltd.	54,756	537
^	Nong Woo Bio Co. Ltd.	19,570	537
	MNTech Co. Ltd.	59,194	535
	NH Investment & Securities Co. Ltd.	118,311	523
*	Sung Jin Geotec Co. Ltd.	53,200	522
*	SK Communications Co. Ltd.	68,842	511
	Kolon Global Corp.	147,410	511
	Asia Cement Co. Ltd.	7,830	507
*	CJ Korea Express Co. Ltd.	5,232	504
	Woongjin Thinkbig Co. Ltd.	60,020	499
^	Haesung Industrial Co. Ltd.	15,532	498
*	Korea REIT Co.	323,752	489
^,*	Toptec Co. Ltd.	30,071	486
^	GS Global Corp.	46,955	474
	Unid Co. Ltd.	11,067	470
	Korea Petrochemical Ind Co. Ltd.	11,821	459

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^	Agabang&Company	80,953	457
	KISCO Corp.	17,630	456
	Motonic Corp.	35,810	454
	Kumho Electric Co. Ltd.	16,240	453
	Jeil Pharmaceutical Co.	29,620	449
^,*	GameHi Co. Ltd.	60,533	444
	Hyundai Hy Communications & Networks Co. Ltd.	81,320	438
	Sam Young Electronics Co. Ltd.	50,160	433
	Hitejinro Holdings Co. Ltd.	32,310	431
	Hanmi Semiconductor Co. Ltd.	48,550	430
	STX Corp. Co. Ltd.	143,421	427
^,*	Shine Co. Ltd.	45,663	426
	Wooree ETI Co. Ltd.	103,187	420
*	Signetics Corp.	140,510	419
	LOTTE Himart Co. Ltd.	5,853	415
	TS Corp.	12,396	414
	Eugene Corp.	126,816	411
*	Eugene Investment & Securities Co. Ltd.	182,205	408
	Dongjin Semichem Co. Ltd.	95,224	407
	Hite Jinro Co. Ltd.	13,780	404
^	Y G-1 Co. Ltd.	37,084	403
	Handok Pharmaceuticals Co. Ltd.	23,420	401
	SBS Contents Hub Co. Ltd.	29,887	401
	Macquarie Korea Infrastructure Fund	63,030	400
^,*	Celltrion Pharm Inc.	33,809	376
	IS Dongseo Co. Ltd.	32,740	375
^	Credu Corp.	9,632	375
	Sajo Industries Co. Ltd.	9,050	372
^,*	Unison Co. Ltd.	72,738	371
^,*	Tongyang Inc.	337,280	368
	KEPCO Engineering & Construction Co. Inc.	4,548	362
	Dongbu Securities Co. Ltd.	101,120	360
^	DONGKUK STRUCTURES & CONSTRUCTION Co. Ltd.	91,669	354
^,*	Genic Co. Ltd.	14,186	354
^,*	AUK Corp.	177,430	351
^,*	Digitech Systems Co. Ltd.	40,043	350
^	STX Engine Co. Ltd.	80,200	342
^,*	Nexolon Co. Ltd.	301,586	338
	Il Dong Pharmaceutical Co. Ltd.	27,990	326
	KPX Chemical Co. Ltd.	5,767	324
^	JW Shinyak Corp.	68,405	318
	Halla Engineering & Construction Corp.	59,170	318
*	Woongjin Energy Co. Ltd.	172,970	315
^,*	Jcontentree Corp.	61,302	314
	Sejong Industrial Co. Ltd.	27,500	313
^,*	SM Culture & Contents Co. Ltd.	112,504	311
	Kyobo Securities Co.	67,740	310
	JCEntertainment Corp.	20,861	304
	Hyundai Elevator Co. Ltd.	4,086	302
*	Hanwha General Insurance Co. Ltd.	62,670	293
	Young Poong Precision Corp.	29,058	293
	Jinsung T.E.C.	45,299	287
*	Hyundai BNG Steel Co. Ltd.	26,320	285
^	Kook Soon Dang Brewery Co. Ltd.	37,427	282
^,*	Webzen Inc.	33,932	281
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	46,710	280
	BHI Co. Ltd.	13,022	276
^	Harim Co. Ltd.	85,752	272
*	Kumho Industrial Co. Ltd.	29,644	272
	Samyang Corp.	5,448	264
	Samyang Genex Co. Ltd.	3,026	261
	YESCO Co. Ltd.	7,120	257
^,*	Curexo Inc.	54,123	247
	Poongsan Holdings Corp.	11,480	245

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Dongbu Steel Co. Ltd.	82,690	228
*	Lotte Non-Life Insurance Co. Ltd.	73,508	222
*	TK Chemical Corp.	154,420	220
	Dragonfly GF Co. Ltd.	19,031	218
	Dongkuk Industries Co. Ltd.	63,804	215
	SeAH Holdings Corp.	2,171	210
	GSretail Co. Ltd.	7,640	205
	S&T Holdings Co. Ltd.	15,780	201
	Daehan Steel Co. Ltd.	27,820	177
^	Iljin Electric Co. Ltd.	49,040	170
*	Kyungbang Ltd.	1,590	169
*	Cosmochemical Co. Ltd.	26,320	168
	Chosun Refractories Co. Ltd.	2,388	163
	Daishin Securities Co. Ltd. Prior Pfd.	30,730	153
*	NEOWIZ HOLDINGS Corp.	12,855	151
*	Hanjin Shipping Holdings Co. Ltd.	31,310	140
^	Korea Electronic Power Industrial Development Co. Ltd.	31,280	136
	NK Co. Ltd.	42,060	134
	Ilsung Pharmaceuticals Co. Ltd.	1,808	129
*	Hanmi Science Co. ltd	10,370	121
*	Neowiz Internet Corp.	14,658	113
^	KCC Engineering & Construction Co. Ltd.	4,553	102
*	Green Cross Corp. Rights Exp. 05/20/2013	1,946	56
*	RNL BIO Co. Ltd.	337,590	55
*	Korea Circuit Co. Ltd. Rights Exp. 05/29/2013	6,949	36
			3,127,300
Spain (1.9%)
*	Banco Santander SA	51,484,828	371,800
	Telefonica SA	20,016,957	293,095
	Banco Bilbao Vizcaya Argentaria SA	26,632,222	259,253
	Inditex SA	1,098,337	147,403
	Iberdrola SA	22,382,801	120,343
*	Repsol SA	4,064,213	95,284
	Amadeus IT Holding SA	1,613,060	47,596
	Gas Natural SDG SA	1,710,836	35,824
	Abertis Infraestructuras SA	1,899,939	35,452
	Ferrovial SA	1,967,725	32,551
*	Grifols SA	744,364	29,879
^	Banco de Sabadell SA	13,658,939	28,374
	Red Electrica Corp. SA	529,025	28,123
	Enagas SA	929,741	24,760
	Distribuidora Internacional de Alimentacion SA	2,975,116	23,061
	Banco Popular Espanol SA	26,599,530	20,710
*	CaixaBank	5,465,469	20,209
^,*	ACS Actividades de Construccion y Servicios SA	692,891	17,796
*	International Consolidated Airlines Group SA	3,533,700	14,885
	Mapfre SA	3,778,465	13,839
	Viscofan SA	216,743	11,263
	Zardoya Otis SA	757,553	10,584
^	Bolsas y Mercados Espanoles SA	345,496	9,378
	Obrascon Huarte Lain SA	227,650	8,419
^	Acciona SA	125,619	8,218
	Ebro Foods SA	379,688	7,789
	Bankinter SA	2,107,082	7,748
	Tecnicas Reunidas SA	137,473	6,661
^	Indra Sistemas SA	475,145	6,393
^,*	Mediaset Espana Comunicacion SA	781,764	6,127
*	Jazztel plc	813,190	6,114
	Prosegur Cia de Seguridad SA	988,454	5,525
^	Acerinox SA	492,059	5,310
	Grupo Catalana Occidente SA	212,258	4,810
	Corp Financiera Alba SA	86,664	4,154
^	Gamesa Corp. Tecnologica SA	973,577	3,806

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Construcciones y Auxiliar de Ferrocarriles SA	8,377	3,307
*	Almirall SA	244,842	3,237
	Faes Farma SA	1,004,298	2,750
^	Fomento de Construcciones y Contratas SA	254,215	2,637
^	Abengoa SA	858,717	2,095
	Endesa SA	83,996	1,907
^	Antena 3 de Television SA	309,750	1,889
	Duro Felguera SA	264,345	1,883
^,*	NH Hoteles SA	524,087	1,825
^	Melia Hotels International SA	246,035	1,823
*	Zeltia SA	725,461	1,471
	Ence Energia y Celulosa S.A	544,316	1,436
	Tubacex SA	435,907	1,226
	Miquel y Costas & Miquel SA	36,716	1,112
	Tubos Reunidos SA	447,338	966
	Cie Automotive SA	122,370	860
*	Deoleo SA	2,015,631	704
	Papeles y Cartones de Europa SA	185,761	631
	Laboratorios Farmaceuticos Rovi SA	61,908	566
^,*	Promotora de Informaciones SA	1,660,290	492
*	Pescanova SA	63,151	491
^	Abengoa SA	168,103	450
^,*	Bankia SA	44,437	234
*	Codere SA	82,212	223
^,*	Realia Business SA	240,362	148
^,*	Bankia SA Rights Exp. 05/13/2013	44,437	73
			1,806,972
Sweden (2.2%)
	Telefonaktiebolaget LM Ericsson Class B	14,837,822	184,529
	Hennes & Mauritz AB Class B	4,628,989	164,392
	Nordea Bank AB	12,835,115	154,445
	Svenska Handelsbanken AB Class A	2,421,558	110,394
	Volvo AB Class B	7,331,925	101,619
	Swedbank AB Class A	4,065,113	100,098
	Atlas Copco AB Class A	3,250,221	85,944
	Svenska Cellulosa AB Class B	2,833,164	73,801
	TeliaSonera AB	10,562,395	72,878
	Skandinaviska Enskilda Banken AB Class A	6,914,948	71,137
	Sandvik AB	4,940,978	70,476
	Investor AB Class B	2,223,593	65,945
	Assa Abloy AB Class B	1,630,798	65,263
	Atlas Copco AB Class B	1,901,030	45,358
	SKF AB	1,913,404	44,667
	Alfa Laval AB	1,640,281	36,157
	Swedish Match AB	1,005,784	34,891
	Electrolux AB Class B	1,175,066	33,444
	Scania AB Class B	1,559,158	33,345
	Hexagon AB Class B	1,155,037	33,136
	Skanska AB Class B	1,855,914	31,662
	Getinge AB	978,530	29,505
	Elekta AB Class B	1,799,702	27,596
	Tele2 AB	1,544,918	26,509
	Investment AB Kinnevik	1,001,822	26,265
*	Lundin Petroleum AB	1,082,834	26,037
	Millicom International Cellular SA	269,378	22,125
	Boliden AB	1,328,650	21,218
	Trelleborg AB Class B	1,186,235	17,662
	Securitas AB Class B	1,523,548	14,992
	Meda AB Class A	1,107,032	13,252
	Castellum AB	758,964	11,364
	Husqvarna AB	1,958,934	11,335
^	Industrivarden AB	578,909	10,859
	Modern Times Group AB Class B	221,877	9,523
	NCC AB Class B	378,114	8,997

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Ratos AB	925,315	8,941
	JM AB	384,022	8,649
	Intrum Justitia AB	350,571	7,210
	Hufvudstaden AB Class A	550,652	7,208
	Lundbergforetagen AB Class B	183,346	7,167
	Holmen AB	254,740	7,140
^,*	Hakon Invest AB	253,586	6,847
	Saab AB Class B	311,340	6,834
^	Oriflame Cosmetics SA	187,464	6,796
	Hexpol AB	120,039	6,768
	Fabege AB	603,309	6,534
	Nibe Industrier AB Class B	396,492	6,471
	AarhusKarlshamn AB	119,382	6,270
	BillerudKorsnas AB	622,526	6,179
	Wallenstam AB	416,016	5,942
^	SSAB AB Class A	766,907	5,651
	Loomis AB Class B	288,453	5,639
^	Axis Communications AB	202,007	5,563
	Hoganas AB Class B	115,956	5,554
	Wihlborgs Fastigheter AB	315,602	5,227
	Kungsleden AB	666,059	4,670
	Peab AB	828,428	4,649
*	Swedish Orphan Biovitrum AB	720,809	4,613
^	Axfood AB	103,626	4,566
*	Betsson AB	152,296	4,461
	Unibet Group plc	118,958	4,122
	Nobia AB	616,820	3,551
	Mekonomen AB	107,773	3,407
	AF AB	121,879	3,356
^,*	Alliance Oil Co. Ltd.	405,600	3,245
	Indutrade AB	81,235	2,821
*	Fastighets AB Balder	354,838	2,576
	SSAB AB Class B	390,652	2,509
^	Lindab International AB	314,674	2,475
^	Clas Ohlson AB	177,273	2,390
^,*	Investment AB Oresund	137,628	2,260
	BioGaia AB	57,664	2,017
	Avanza Bank Holding AB	90,706	2,012
	Concentric AB	178,855	1,827
	Klovern AB	399,362	1,810
*	Rezidor Hotel Group AB	374,324	1,776
*	Net Entertainment NE AB Class B	112,938	1,773
^,*	Active Biotech AB	191,636	1,684
*	SAS AB	675,746	1,480
	SkiStar AB	122,568	1,437
	Industrial & Financial Systems Class B	75,595	1,436
^,*	Vostok Nafta Investment Ltd.	286,510	1,430
	B&B Tools AB	111,156	1,357
	Bilia AB	74,293	1,291
*	Medivir AB Class B	113,600	1,206
	HIQ International AB	207,892	1,180
	Haldex AB	185,215	1,180
	Industrivarden AB Class A	59,508	1,171
	Nordnet AB	402,889	1,128
	Nolato AB Class B	65,461	1,108
^,*	CDON Group AB	231,888	1,072
	Bure Equity AB	270,603	958
	New Wave Group AB Class B	161,905	877
	Proffice AB	248,542	859
*	East Capital Explorer AB	113,928	828
*	Black Earth Farming Ltd.	510,366	794
*	Byggmax Group AB	130,414	755
	NCC AB Class A	29,861	703
	Gunnebo AB	160,465	679

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
^,*	Aerocrine AB Class B	202,900	377
^,*	KappAhl AB	95,239	375
*	HIQ International AB	230,991	85
			2,115,746
Switzerland (5.9%)
	Nestle SA	15,777,348	1,125,122
	Roche Holding AG	3,437,366	860,512
	Novartis AG	11,282,247	835,198
	UBS AG	17,795,511	317,444
	ABB Ltd.	10,873,509	246,578
	Cie Financiere Richemont SA	2,550,952	206,445
	Zurich Insurance Group AG	721,136	201,515
	Syngenta AG	455,643	194,796
	Credit Suisse Group AG	6,544,503	181,748
	Swiss Re AG	1,741,278	138,574
*	Transocean Ltd.	1,752,508	89,911
	Holcim Ltd.	1,116,399	87,085
	Swatch Group AG (Bearer)	150,389	86,281
	SGS SA	26,735	64,649
	Swisscom AG	113,810	53,607
	Givaudan SA	40,487	52,140
	Geberit AG	181,700	44,404
	Julius Baer Group Ltd.	1,067,903	42,571
	Schindler Holding AG	236,780	35,532
	Adecco SA	644,621	34,480
	Actelion Ltd.	526,346	32,227
	Kuehne & Nagel International AG	263,721	30,207
	Sonova Holding AG	261,161	28,450
*	Coca-Cola HBC AG	974,224	24,839
	Baloise Holding AG	232,710	23,987
	Swiss Life Holding AG	148,298	23,494
	Sika AG	9,480	22,908
	Lindt & Spruengli AG	501	22,326
	Swatch Group AG (Registered)	219,304	22,053
	Aryzta AG	350,346	21,753
	Partners Group Holding AG	84,382	21,649
	Swiss Prime Site AG	263,289	21,589
	Sulzer AG	117,148	20,019
	Lonza Group AG	259,255	18,065
	Clariant AG	1,232,172	18,027
	PSP Swiss Property AG	179,935	16,892
	Lindt & Spruengli AG	4,260	16,502
	Galenica AG	23,787	15,619
	Schindler Holding AG (Registered)	105,119	15,396
*	Dufry AG	113,413	15,109
	GAM Holding AG	846,782	14,975
	Helvetia Holding AG	27,528	11,549
	EMS-Chemie Holding AG	39,607	11,454
	Allreal Holding AG	65,481	9,583
*	OC Oerlikon Corp. AG	800,374	9,265
	Pargesa Holding SA	131,987	9,206
	Flughafen Zuerich AG	18,130	8,821
	Bucher Industries AG	36,319	8,766
	Barry Callebaut AG	8,898	8,693
	Georg Fischer AG	18,758	8,170
	Banque Cantonale Vaudoise	14,627	8,105
*	Temenos Group AG	335,086	7,925
	Valiant Holding	76,089	7,134
	Mobimo Holding AG	29,768	6,690
^	Nobel Biocare Holding AG	572,289	6,414
^	Panalpina Welttransport Holding AG	64,087	6,241
	Kaba Holding AG Class B	14,805	5,797
	Straumann Holding AG	41,937	5,505
	Forbo Holding AG	8,433	5,445

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Burckhardt Compression Holding AG	13,094	5,355
	St. Galler Kantonalbank AG	12,161	5,322
^	Logitech International SA	803,557	5,124
	Kuoni Reisen Holding AG	16,429	5,014
	Aryzta AG	76,275	4,740
	Tecan Group AG	49,537	4,611
	ams AG	44,714	4,173
	Vontobel Holding AG	128,488	4,146
*	Bank Sarasin & Cie AG Class B	142,561	4,078
^	EFG International AG	245,533	3,283
	Huber & Suhner AG	60,367	2,949
	Implenia AG	52,360	2,876
	Schweizerische National-Versicherungs-Gesellschaft AG	58,475	2,793
	Schweiter Technologies AG	4,285	2,707
	Valora Holding AG	13,468	2,644
*	Gategroup Holding AG	127,324	2,468
	Rieter Holding AG	14,557	2,433
	Kudelski SA	183,294	2,311
	BKW AG	62,941	2,174
	Vetropack Holding AG	1,057	2,143
	Zehnder Group AG	47,197	2,088
*	AFG Arbonia-Forster Holding AG	67,392	1,931
	Basilea Pharmaceutica	34,713	1,920
	Inficon Holding AG	6,148	1,912
	Bossard Holding AG	12,139	1,793
	Siegfried Holding AG	13,236	1,746
*	Acino Holding AG	15,865	1,638
	DKSH Holding AG	18,712	1,627
	Ascom Holding AG	123,979	1,608
	LEM Holding SA	2,434	1,477
	Swisslog Holding AG	1,085,061	1,426
	Komax Holding AG	13,124	1,411
	Verwaltungs- und Privat-Bank AG	17,401	1,395
^,*	Meyer Burger Technology AG	222,171	1,359
	Swissquote Group Holding SA	40,168	1,335
*	Bobst Group AG	39,783	1,287
	Zug Estates Holding AG Class B	931	1,248
	Intershop Holdings	3,589	1,234
	U-Blox AG	22,533	1,215
	Mobilezone Holding AG	116,271	1,129
	BB Biotech AG	8,804	1,087
	Autoneum Holding AG	15,293	1,052
	Swisscanto CH Real Estate Fund Ifca	7,250	922
	Micronas Semiconductor Holding AG	121,089	854
^,*	Schmolz & Bickenbach AG	290,704	852
	Walter Meier AG	11,984	721
^,*	Von Roll Holding AG	359,027	640
	Gurit Holding AG	1,481	605
	Schroder ImmoPLUS	506	589
*	Orascom Development Holding AG	58,894	577
	Solvalor 61	2,042	489
	Emmi AG	1,397	433
	Daetwyler Holding AG	3,580	407
*	Zueblin Immobilien Holding AG	176,847	383
*	Immofonds	754	323
	Belimo Holding AG	132	301
	Basler Kantonalbank	2,184	197
^,*	Meyer Burger Technology AG Rights Exp. 05/06/2013	222,171	186
	Liechtensteinische Landesbank AG	4,214	177
*	Solvalor 61 Rights Exp. 05/08/2013	1,038	5
			5,602,364
Taiwan (2.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	100,137,063	371,652
	Hon Hai Precision Industry Co. Ltd.	49,226,331	127,239

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,979,913	75,937
	MediaTek Inc.	5,659,689	69,068
	China Steel Corp.	56,224,973	49,605
	Formosa Plastics Corp.	19,799,780	48,100
	Nan Ya Plastics Corp.	23,500,780	46,891
	Cathay Financial Holding Co. Ltd.	34,441,236	46,407
	Delta Electronics Inc.	8,951,240	42,946
	Chunghwa Telecom Co. Ltd.	13,220,456	42,201
	Fubon Financial Holding Co. Ltd.	28,456,018	40,713
	Uni-President Enterprises Corp.	20,213,884	39,831
	Asustek Computer Inc.	3,335,168	38,846
	Formosa Chemicals & Fibre Corp.	15,810,500	37,066
	HTC Corp.	3,551,792	36,305
	Chinatrust Financial Holding Co. Ltd.	59,168,357	35,934
	Mega Financial Holding Co. Ltd.	39,673,264	30,626
	Cheng Shin Rubber Industry Co. Ltd.	8,945,938	30,342
	Taiwan Mobile Co. Ltd.	8,176,400	29,797
	Quanta Computer Inc.	11,914,950	24,663
	TPK Holding Co. Ltd.	1,134,695	23,085
*	Innolux Corp.	32,967,313	20,643
	Taiwan Cement Corp.	15,357,700	20,415
	Yuanta Financial Holding Co. Ltd.	39,863,440	20,296
	First Financial Holding Co. Ltd.	31,677,485	19,513
	Far EasTone Telecommunications Co. Ltd.	7,807,000	19,020
	Advanced Semiconductor Engineering Inc.	21,682,201	18,911
	Lite-On Technology Corp.	10,063,321	18,122
	Chunghwa Telecom Co. Ltd. ADR	537,501	17,329
	President Chain Store Corp.	2,782,536	17,175
	United Microelectronics Corp.	44,213,175	16,943
*	China Development Financial Holding Corp.	60,618,856	16,794
	Far Eastern New Century Corp.	15,209,887	16,392
	Formosa Petrochemical Corp.	5,668,950	15,439
	Hua Nan Financial Holdings Co. Ltd.	25,812,210	15,021
	SinoPac Financial Holdings Co. Ltd.	29,939,828	15,004
	Catcher Technology Co. Ltd.	2,801,800	14,223
	Taishin Financial Holding Co. Ltd.	32,159,025	13,973
	Taiwan Cooperative Financial Holding	24,075,180	13,843
	Largan Precision Co. Ltd.	488,376	13,366
	Compal Electronics Inc.	20,517,689	13,291
	Asia Cement Corp.	10,288,685	13,064
*	Pegatron Corp.	7,708,639	12,638
	Novatek Microelectronics Corp.	2,491,275	12,180
	Pou Chen Corp.	10,292,517	12,149
	Chang Hwa Commercial Bank	21,114,485	12,076
	E.Sun Financial Holding Co. Ltd.	19,850,608	11,996
	Hotai Motor Co. Ltd.	1,218,000	10,888
	Synnex Technology International Corp.	6,175,463	10,457
	Wistron Corp.	10,264,623	10,432
*	AU Optronics Corp.	21,776,640	10,264
	Chailease Holding Co. Ltd.	3,401,000	10,246
*	Acer Inc.	12,555,297	10,148
	Foxconn Technology Co. Ltd.	3,729,373	9,829
*	China Life Insurance Co. Ltd.	9,642,904	9,808
*	Shin Kong Financial Holding Co. Ltd.	29,254,297	9,258
	Siliconware Precision Industries Co.	7,673,000	9,204
	MStar Semiconductor Inc.	1,074,263	9,183
	Taiwan Fertilizer Co. Ltd.	3,594,000	8,608
	Radiant Opto-Electronics Corp.	2,109,824	8,588
	Siliconware Precision Industries Co. ADR	1,390,975	8,471
	WPG Holdings Ltd.	6,941,553	8,364
	Giant Manufacturing Co. Ltd.	1,369,319	8,221
	Teco Electric and Machinery Co. Ltd.	8,647,000	8,138
*	AU Optronics Corp. ADR	1,554,816	7,525
	Advanced Semiconductor Engineering Inc. ADR	1,632,028	7,312

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Yulon Motor Co. Ltd.	4,233,015	7,267
	Epistar Corp.	4,019,179	7,097
	Chicony Electronics Co. Ltd.	2,360,491	6,945
	Advantech Co. Ltd.	1,396,924	6,677
	Unimicron Technology Corp.	5,989,750	6,322
	Realtek Semiconductor Corp.	2,157,580	6,227
	Merida Industry Co. Ltd.	1,001,650	6,117
	Powertech Technology Inc.	3,383,955	6,063
	Hiwin Technologies Corp.	851,159	6,009
	Chipbond Technology Corp.	2,352,000	5,996
	United Microelectronics Corp. ADR	3,163,148	5,978
	Simplo Technology Co. Ltd.	1,351,443	5,753
	Ruentex Industries Ltd.	2,369,015	5,676
	Ruentex Development Co. Ltd.	2,892,838	5,672
	CTCI Corp.	2,826,000	5,653
	TSRC Corp.	2,753,930	5,444
*	Walsin Lihwa Corp.	16,139,000	5,012
*	China Airlines Ltd.	12,799,646	4,883
	Phison Electronics Corp.	616,510	4,869
*	Evergreen Marine Corp. Taiwan Ltd.	8,219,979	4,810
	Macronix International	17,584,878	4,804
	China Petrochemical Development Corp.	8,803,647	4,769
	Kenda Rubber Industrial Co. Ltd.	2,379,343	4,748
	Taiwan Glass Industry Corp.	4,648,747	4,736
	Clevo Co.	2,455,796	4,711
	Tripod Technology Corp.	2,068,023	4,704
	Elan Microelectronics Corp.	1,760,000	4,687
	Inventec Corp.	11,689,315	4,675
	Eclat Textile Co. Ltd.	757,527	4,575
	Kinsus Interconnect Technology Corp.	1,298,000	4,533
*	Eva Airways Corp.	8,054,290	4,495
	Hermes Microvision Inc.	147,038	4,468
	Standard Foods Corp.	1,300,800	4,457
*	Taiwan Business Bank	14,470,883	4,455
	St. Shine Optical Co. Ltd.	209,000	4,403
*	Wintek Corp.	8,124,974	4,175
	Far Eastern Department Stores Co. Ltd.	4,689,219	4,151
	Vanguard International Semiconductor Corp.	3,520,000	3,845
	Highwealth Construction Corp.	1,717,400	3,836
	Cheng Uei Precision Industry Co. Ltd.	1,893,485	3,778
	Richtek Technology Corp.	676,105	3,729
*	Winbond Electronics Corp.	13,236,000	3,682
	King Yuan Electronics Co. Ltd.	5,161,000	3,678
*	Inotera Memories Inc.	9,307,002	3,657
	Yungtay Engineering Co. Ltd.	1,525,000	3,646
	Feng Hsin Iron & Steel Co.	2,024,000	3,634
	Formosa Taffeta Co. Ltd.	3,795,000	3,611
	Tung Ho Steel Enterprise Corp.	3,607,842	3,522
	China Steel Chemical Corp.	715,000	3,479
*	King's Town Bank	3,767,000	3,451
*	HannStar Display Corp.	12,528,000	3,418
	Huaku Development Co. Ltd.	1,184,087	3,403
	U-Ming Marine Transport Corp.	2,153,000	3,358
	Chroma ATE Inc.	1,557,800	3,339
	Transcend Information Inc.	964,363	3,335
	Farglory Land Development Co. Ltd.	1,745,000	3,335
	Win Semiconductors Corp.	2,793,000	3,322
	Nan Kang Rubber Tire Co. Ltd.	2,801,209	3,311
	Oriental Union Chemical Corp.	2,975,700	3,284
	Wowprime Corp.	227,000	3,208
*	Sanyang Industry Co. Ltd.	3,242,540	3,197
	AmTRAN Technology Co. Ltd.	3,887,716	3,187
	Sino-American Silicon Products Inc.	2,290,428	3,169
	Waterland Financial Holdings Co. Ltd.	8,802,472	3,104

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,115,629	3,102
*	Yageo Corp.	9,695,000	3,068
*	Yang Ming Marine Transport Corp.	6,790,553	3,053
	ScinoPharm Taiwan Ltd.	1,299,000	3,023
	E Ink Holdings Inc.	4,013,000	2,986
*	Wan Hai Lines Ltd.	5,265,325	2,948
	Wei Chuan Foods Corp.	1,876,000	2,928
	Tong Hsing Electronic Industries Ltd.	660,259	2,908
	LCY Chemical Corp.	2,450,288	2,907
	Makalot Industrial Co. Ltd.	681,000	2,886
	Eternal Chemical Co. Ltd.	3,339,254	2,882
	Capital Securities Corp.	7,986,175	2,831
	FLEXium Interconnect Inc.	848,519	2,805
	YFY Inc.	5,653,515	2,772
	Coretronic Corp.	3,475,000	2,765
	Prince Housing & Development Corp.	3,765,810	2,696
	China Motor Corp.	2,743,000	2,674
	TTY Biopharm Co. Ltd.	802,047	2,662
	USI Corp.	3,750,105	2,633
	Taichung Commercial Bank	7,238,430	2,627
	Everlight Electronics Co. Ltd.	1,617,497	2,612
	Taiwan Secom Co. Ltd.	1,077,000	2,612
	Ton Yi Industrial Corp.	3,483,850	2,580
	Far Eastern International Bank	6,280,496	2,567
	Hey Song Corp.	1,915,000	2,536
	Goldsun Development & Construction Co. Ltd.	6,153,830	2,454
	Zhen Ding Technology Holding Ltd.	977,100	2,389
	Gigabyte Technology Co. Ltd.	2,489,000	2,372
	Chong Hong Construction Co.	670,732	2,321
	Tainan Spinning Co. Ltd.	4,710,260	2,317
*	Medigen Biotechnology Corp.	408,000	2,305
*	Tatung Co. Ltd.	9,070,738	2,291
	China Synthetic Rubber Corp.	2,098,000	2,263
	Kerry TJ Logistics Co. Ltd.	1,688,000	2,260
	Cathay Real Estate Development Co. Ltd.	3,739,000	2,244
	Airtac International Group	413,000	2,193
*	President Securities Corp.	3,609,926	2,173
	TXC Corp.	1,393,979	2,173
*	CMC Magnetics Corp.	12,077,000	2,173
	Radium Life Tech Co. Ltd.	2,603,095	2,170
	Grand Pacific Petrochemical	4,080,000	2,083
	Chin-Poon Industrial Co.	1,584,000	2,067
*	Ta Chong Bank Ltd.	5,897,780	2,062
	Shinkong Synthetic Fibers Corp.	6,421,451	2,018
	Dynapack International Technology Corp.	574,000	1,997
	Cheng Loong Corp.	4,454,600	1,993
*	China Manmade Fibers Corp.	4,974,000	1,982
	Formosa International Hotels Corp.	177,385	1,938
	Tong Yang Industry Co. Ltd.	1,825,587	1,910
	MIN AIK Technology Co. Ltd.	674,000	1,909
*	Qisda Corp.	7,651,880	1,873
	Faraday Technology Corp.	1,682,110	1,873
	Feng TAY Enterprise Co. Ltd.	1,131,250	1,866
	BES Engineering Corp.	6,532,000	1,856
	Sigurd Microelectronics Corp.	1,773,000	1,852
*	Compal Communications Inc.	1,428,000	1,852
	Solar Applied Materials Technology Co.	1,640,740	1,840
	A-DATA Technology Co. Ltd.	927,000	1,840
	Gemtek Technology Corp.	1,396,564	1,835
	Hung Sheng Construction Co. Ltd.	2,211,000	1,830
	Kindom Construction Co.	1,679,000	1,811
	China Bills Finance Corp.	4,544,000	1,803
	King Slide Works Co. Ltd.	226,000	1,801
	Taiwan TEA Corp.	2,946,000	1,800

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	G Tech Optoelectronics Corp.	820,334	1,798
	Jih Sun Financial Holdings Co. Ltd.	5,942,259	1,782
	Wistron NeWeb Corp.	1,092,236	1,778
	Mitac International Corp.	4,997,995	1,772
	UPC Technology Corp.	3,295,955	1,727
	Compeq Manufacturing Co.	4,547,000	1,697
	Shihlin Electric & Engineering Corp.	1,407,000	1,696
	Career Technology MFG. Co. Ltd.	1,393,000	1,693
	Taiwan Surface Mounting Technology Co. Ltd.	1,008,301	1,685
	Great Wall Enterprise Co. Ltd.	2,001,939	1,681
	Formosan Rubber Group Inc.	2,075,000	1,671
*	Ho Tung Chemical Corp.	3,386,396	1,660
	Cleanaway Co. Ltd.	204,000	1,660
*	Ritek Corp.	12,337,000	1,653
	Huang Hsiang Construction Co.	607,000	1,617
	Microbio Co. Ltd.	1,397,693	1,604
	Lien Hwa Industrial Corp.	2,282,767	1,574
	Elite Semiconductor Memory Technology Inc.	1,154,000	1,565
	Genius Electronic Optical Co. Ltd.	258,363	1,560
	WT Microelectronics Co. Ltd.	1,299,824	1,552
	China Metal Products	1,164,081	1,545
*	Gintech Energy Corp.	1,577,149	1,544
	Gloria Material Technology Corp.	1,988,404	1,541
	Sinyi Realty Co.	858,704	1,530
*	Motech Industries Inc.	1,456,100	1,526
	D-Link Corp.	2,599,000	1,521
	Ability Enterprise Co. Ltd.	1,651,000	1,512
	Entie Commercial Bank	2,627,000	1,494
	ALI Corp.	1,379,000	1,478
	Senao International Co. Ltd.	469,000	1,470
	Evergreen International Storage & Transport Corp.	2,238,000	1,462
	AcBel Polytech Inc.	1,662,000	1,457
	Grape King Industrial Co.	405,000	1,456
	Shin Zu Shing Co. Ltd.	563,000	1,443
	Taiwan Sogo Shin Kong SEC	1,118,000	1,417
	Taiwan PCB Techvest Co. Ltd.	966,610	1,408
	ITEQ Corp.	1,239,140	1,398
	CSBC Corp. Taiwan	2,121,100	1,395
	Micro-Star International Co. Ltd.	2,972,000	1,392
*	Neo Solar Power Corp.	2,009,724	1,391
	Visual Photonics Epitaxy Co. Ltd.	1,141,750	1,384
*	Pan-International Industrial	1,747,810	1,381
	Pixart Imaging Inc.	630,711	1,378
	Nan Ya Printed Circuit Board Corp.	1,196,059	1,372
	Shinkong Textile Co. Ltd.	1,056,000	1,368
	Sincere Navigation Corp.	1,463,000	1,366
*	Formosa Epitaxy Inc.	1,913,000	1,364
	Holy Stone Enterprise Co. Ltd.	1,445,000	1,360
	Depo Auto Parts Ind Co. Ltd.	502,000	1,345
*	Chunghwa Picture Tubes Ltd.	20,347,351	1,329
	Firich Enterprises Co. Ltd.	733,670	1,286
	Topco Scientific Co. Ltd.	671,060	1,275
	Ambassador Hotel	1,294,000	1,260
	Elitegroup Computer Systems Co. Ltd.	3,077,000	1,259
	Accton Technology Corp.	2,069,800	1,258
	TA Chen Stainless Pipe	2,543,000	1,257
	Merry Electronics Co. Ltd.	717,050	1,254
*	Long Bon International Co. Ltd.	1,471,000	1,245
*	Taiwan Life Insurance Co. Ltd.	1,638,100	1,239
	Test-Rite International Co. Ltd.	1,635,314	1,237
	Mercuries & Associates Ltd.	1,569,335	1,235
	Masterlink Securities Corp.	3,947,000	1,233
	Wah Lee Industrial Corp.	817,000	1,233
*	Unity Opto Technology Co. Ltd.	1,292,409	1,217

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Kinpo Electronics	5,015,000	1,192
	Hung Poo Real Estate Development Corp.	1,058,946	1,184
*	Union Bank Of Taiwan	3,076,480	1,174
	Yieh Phui Enterprise Co. Ltd.	4,219,114	1,174
	Global Unichip Corp.	385,000	1,171
	Elite Material Co. Ltd.	1,139,965	1,168
	Ardentec Corp.	1,720,403	1,165
	Test Research Inc.	701,871	1,160
	PChome Online Inc.	255,495	1,158
	ICP Electronics Inc.	895,700	1,158
	Cyberlink Corp.	351,489	1,152
*	Lextar Electronics Corp.	1,039,545	1,150
	Asia Polymer Corp.	1,511,300	1,140
	Taiwan Cogeneration Corp.	1,695,550	1,134
*	Chung Hung Steel Corp.	4,051,240	1,129
	Great Taipei Gas Co. Ltd.	1,522,000	1,127
	Silitech Technology Corp.	609,010	1,125
	Rechi Precision Co. Ltd.	1,126,117	1,125
*	HannsTouch Solution Inc.	3,438,000	1,111
	Lealea Enterprise Co. Ltd.	3,162,684	1,111
*	Taiwan Land Development Corp.	2,790,155	1,109
	KEE TAI Properties Co. Ltd.	1,565,740	1,104
	YungShin Global Holding Corp.	790,000	1,104
	Zinwell Corp.	1,311,000	1,097
	Kuoyang Construction Co. Ltd.	1,586,000	1,094
	Everlight Chemical Industrial Corp.	1,543,370	1,093
	Federal Corp.	1,626,085	1,093
*	Via Technologies Inc.	1,539,500	1,056
	Taiwan Acceptance Corp.	401,000	1,041
	Rich Development Co. Ltd.	1,941,356	1,038
	Global Mixed Mode Technology Inc.	322,000	1,006
	Newmax Technology Co. Ltd.	324,370	1,005
	Parade Technologies Ltd.	107,000	997
	Chung Hsin Electric & Machinery Manufacturing Corp.	1,737,000	995
	Systex Corp.	820,000	994
	King's Town Construction Co. Ltd.	954,854	992
	Youngtek Electronics Corp.	391,841	991
	Apex Biotechnology Corp.	360,717	987
	Young Fast Optoelectronics Co. Ltd.	547,143	986
	Great China Metal Industry	829,000	980
	Altek Corp.	1,517,648	978
	Syncmold Enterprise Corp.	514,000	971
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	360,000	970
	Kinik Co.	524,000	965
	Vivotek Inc.	211,036	965
	Darfon Electronics Corp.	1,052,000	961
	Sonix Technology Co. Ltd.	673,000	959
	GeoVision Inc.	207,264	954
	Alpha Networks Inc.	1,466,000	954
	United Integrated Services Co. Ltd.	947,000	952
	CyberTAN Technology Inc.	1,251,000	934
	Sercomm Corp.	670,000	930
	Greatek Electronics Inc.	1,138,000	928
	Lumax International Corp. Ltd.	387,430	923
	Zeng Hsing Industrial Co. Ltd.	191,912	905
	Xxentria Technology Materials Corp.	473,137	899
	Lingsen Precision Industries Ltd.	1,592,000	897
	Taiwan Paiho Ltd.	1,270,300	895
*	Asia Optical Co. Inc.	941,000	893
	National Petroleum Co. Ltd.	910,000	887
	Unitech Printed Circuit Board Corp.	2,700,248	881
	Gigastorage Corp.	1,152,096	877
	OptoTech Corp.	2,143,000	873
*	Green Energy Technology Inc.	1,035,405	871

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Shining Building Business Co. Ltd.	1,148,420	869
	Nien Hsing Textile Co. Ltd.	1,101,725	866
	Holtek Semiconductor Inc.	711,000	863
	Flytech Technology Co. Ltd.	326,903	861
	Capella Microsystems Taiwan Inc.	111,761	861
*	Phytohealth Corp.	554,299	858
	Coxon Precise Industrial Co. Ltd.	438,810	857
*	HUA ENG Wire & Cable	2,220,000	854
	Phihong Technology Co. Ltd.	1,095,000	847
	Chia Hsin Cement Corp.	1,901,112	838
*	Silicon Integrated Systems Corp.	2,517,000	835
	Taiflex Scientific Co. Ltd.	669,852	831
*	Solartech Energy Corp.	1,096,450	825
	Wisdom Marine Lines Co. Ltd.	610,916	822
	Wafer Works Corp.	1,427,925	815
*	Shihlin Paper Corp.	546,000	812
*	Ocean Plastics Co. Ltd.	766,000	812
	Lite-On Semiconductor Corp.	1,400,000	811
	Getac Technology Corp.	1,684,000	809
	Universal Cement Corp.	1,312,000	807
	Forhouse Corp.	1,634,000	798
*	Kwong Fong Industries	1,311,000	791
	Aurora Corp.	433,000	791
*	Li Peng Enterprise Co. Ltd.	2,068,657	782
	Continental Holdings Corp.	2,046,000	781
	China Chemical & Pharmaceutical Co. Ltd.	1,052,000	779
	Namchow Chemical Industrial Ltd.	735,000	777
*	Sunplus Technology Co. Ltd.	2,415,000	777
	Tsann Kuen Enterprise Co. Ltd.	449,000	775
	Sirtec International Co. Ltd.	507,000	772
	China Electric Manufacturing Corp.	1,340,000	770
*	Chung Hwa Pulp Corp.	2,411,820	769
	Pacific Hospital Supply Co. Ltd.	230,326	765
	Sampo Corp.	2,215,000	759
*	Pihsiang Machinery Manufacturing Co. Ltd.	680,000	758
	Sanyo Electric Taiwan Co. Ltd.	627,000	757
	Chimei Materials Technology Corp.	631,269	750
	Unizyx Holding Corp.	1,560,000	746
	Taiyen Biotech Co. Ltd.	755,000	736
	Acter Co. Ltd.	152,229	736
	Johnson Health Tech Co. Ltd.	274,540	736
	Shih Wei Navigation Co. Ltd.	996,457	731
	Yem Chio Co. Ltd.	1,071,853	731
*	Ichia Technologies Inc.	1,352,000	730
	Nantex Industry Co. Ltd.	1,075,031	729
	Soft-World International Corp.	438,620	721
	Thye Ming Industrial Co. Ltd.	666,000	715
*	Genesis Photonics Inc.	1,030,161	714
*	AGV Products Corp.	2,001,265	713
	Tong-Tai Machine & Tool Co. Ltd.	874,810	711
	Quanta Storage Inc.	1,051,000	708
	YC INOX Co. Ltd.	1,298,000	706
	Lotes Co. Ltd.	262,000	705
	Chun Yuan Steel	1,845,653	701
	Actron Technology Corp.	231,882	697
	San Fang Chemical Industry Co. Ltd.	764,261	695
	International Games System Co. Ltd.	249,000	694
*	ITE Technology Inc.	783,000	691
	Entire Technology Co. Ltd.	603,617	689
*	Taiwan Styrene Monomer	2,027,945	688
*	Concord Securities Corp.	2,900,219	685
	FSP Technology Inc.	716,478	681
	E-LIFE MALL Corp.	271,000	671
	Hsin Kuang Steel Co. Ltd.	1,073,000	671

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	China General Plastics Corp.	1,306,000	663
	MPI Corp.	286,000	662
	ASROCK Inc.	183,000	661
	Taiwan Fire & Marine Insurance Co.	876,000	660
	Aten International Co. Ltd.	387,000	657
	I-Sheng Electric Wire & Cable Co. Ltd.	421,000	641
	Excelsior Medical Co. Ltd.	346,000	640
	Infortrend Technology Inc.	1,224,000	639
	Sinon Corp.	1,289,000	638
	Sinbon Electronics Co. Ltd.	667,000	636
	Kinko Optical Co. Ltd.	540,000	632
	Taiwan Prosperity Chemical Corp.	568,000	632
	Sporton International Inc.	249,755	630
	Poya Co. Ltd.	179,045	629
*	E-Ton Solar Tech Co. Ltd.	1,559,096	623
	CHC Resources Corp.	334,000	621
	ILI Technology Corp.	194,000	615
	Shinkong Insurance Co. Ltd.	797,000	615
*	Jess-Link Products Co. Ltd.	727,458	612
*	Bank of Kaohsiung	1,908,049	612
	Sitronix Technology Corp.	427,000	607
	AV Tech Corp.	191,000	602
	Orise Technology Co. Ltd.	336,000	601
	Formosan Union Chemical	1,166,689	601
*	Integrated Memory Logic Ltd.	211,224	601
	Advanced International Multitech Co. Ltd.	461,000	596
	Asia Plastic Recycling Holding Ltd.	220,274	591
*	WUS Printed Circuit Co. Ltd.	1,456,000	588
	Asia Vital Components Co. Ltd.	1,221,148	588
	LES Enphants Co. Ltd.	812,461	581
	Arcadyan Technology Corp.	416,123	579
	Taiwan Navigation Co. Ltd.	747,000	576
	eMemory Technology Inc.	227,225	573
	San Shing Fastech Corp.	354,000	570
	Weikeng Industrial Co. Ltd.	800,700	566
	Hu Lane Associate Inc.	260,290	565
*	Walsin Technology Corp.	2,160,954	554
	Taiwan Sakura Corp.	964,440	541
	Taisun Enterprise Co. Ltd.	1,091,807	541
	Chinese Maritime Transport Ltd.	447,000	538
	Young Optics Inc.	217,000	532
	Acme Electronics Corp.	414,237	529
	Ta Ya Electric Wire & Cable	2,185,950	524
	Chang Wah Electromaterials Inc.	154,952	521
	Sesoda Corp.	482,000	517
	ENG Electric Co. Ltd.	519,135	516
	China Steel Structure Co. Ltd.	413,000	506
	Tainan Enterprises Co. Ltd.	405,000	506
	L&K Engineering Co. Ltd.	527,000	505
	Edison Opto Corp.	410,300	500
*	Long Chen Paper Co. Ltd.	1,594,000	499
	Zig Sheng Industrial Co. Ltd.	1,631,116	498
	Giga Solar Materials Corp.	58,559	495
	Chien Kuo Construction Co. Ltd.	1,007,100	494
	Ways Technical Corp. Ltd.	187,000	490
	Global Brands Manufacture Ltd.	1,408,462	483
	Jentech Precision Industrial Co. Ltd.	244,354	482
*	Pan Jit International Inc.	1,307,000	481
	Advanced Ceramic X Corp.	164,000	474
*	I-Chiun Precision Industry Co. Ltd.	692,000	474
*	Cosmos Bank Taiwan	902,353	471
	Fulltech Fiber Glass Corp.	1,146,571	471
	Well Shin Technology Co. Ltd.	303,360	467
	KD Holding Corp.	83,000	464

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Champion Building Materials Co. Ltd.	1,334,000	462
	DA CIN Construction Co. Ltd.	531,000	458
	Southeast Cement Co. Ltd.	938,000	458
*	Adimmune Corp.	275,000	454
	Arima Communications Corp.	958,703	452
	Adlink Technology Inc.	411,717	444
	Microlife Corp.	176,400	443
	Globe Union Industrial Corp.	882,000	429
	Chinese Gamer International Corp.	246,000	423
	First Hotel	636,452	414
	ACES Electronic Co. Ltd.	373,000	414
	G Shank Enterprise Co. Ltd.	720,000	410
*	Leofoo Development Co.	859,441	405
	Taiwan Pulp & Paper Corp.	1,300,800	401
	Formosa Advanced Technologies Co. Ltd.	533,000	400
	CyberPower Systems Inc.	204,000	397
	Tung Thih Electronic Co. Ltd.	175,868	390
	ShenMao Technology Inc.	367,839	390
	Hannstar Board Corp.	851,988	387
*	Chenming Mold Industry Corp.	544,000	382
*	Eastern Media International Corp.	2,917,000	374
	Macroblock Inc.	107,000	365
	Shiny Chemical Industrial Co. Ltd.	242,000	365
	ACHEM TECHNOLOGY Corp.	730,542	364
	Tah Hsin Industrial Co. Ltd.	352,000	355
	Ubright Optronics Corp.	77,250	349
	Wah Hong Industrial Corp.	245,739	345
	Gamania Digital Entertainment Co. Ltd.	429,000	343
	Sunonwealth Electric Machine Industry Co. Ltd.	526,000	335
	Standard Chemical & Pharma	340,580	323
	Longwell Co.	364,000	311
	Sunspring Metal Corp.	195,000	309
	Topco Technologies Corp.	130,627	308
	Run Long Construction Co. Ltd.	260,000	306
	Lung Yen Life Service Corp.	87,000	306
	Sunrex Technology Corp.	756,000	304
*	Walton Advanced Engineering Inc.	835,000	303
	Ve Wong Corp.	437,000	301
	TA-I Technology Co. Ltd.	549,391	299
	WAN HWA Enterprise Co.	619,040	297
	Transasia Airways Corp.	650,000	297
*	BenQ Materials Corp.	607,478	295
	Rotam Global Agrosciences Ltd.	139,000	285
	Wei Mon Industry Co. Ltd.	810,116	280
	Sheng Yu Steel Co. Ltd.	458,000	270
	Ttet Union Corp.	147,000	267
	AVY Precision Technology Inc.	155,600	256
*	Tang Eng Iron Works Co. Ltd.	245,000	253
	Holiday Entertainment Co. Ltd.	160,000	235
*	Tekcore Co. Ltd.	507,000	200
*	Tatung Co. Ltd. GDR	38,879	196
	Global Lighting Technologies Inc.	150,000	188
	Insyde Software Corp.	93,000	165
*	Etron Technology Inc.	194,000	88
	First Steamship Co. Ltd.	89,000	66
*	J Touch Corp.	61,000	62
	Taiwan Semiconductor Co. Ltd.	111,000	58
*	Microelectronics Technology Inc.	100,000	56
	Dynamic Electronics Co. Ltd.	145,000	55
*	Weltrend Semiconductor	107,000	52
*	Tyntek Corp.	178,000	44
*	Giantplus Technology Co. Ltd.	134,000	43
*	Mosel Vitelic Inc.	168,000	40
	Basso Industry Corp.	52,000	38

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Taiwan Mask Corp.	102,000	36
	Avermedia Technologies	79,000	36
*	ProMOS Technologies Inc.	5,975,000	—
*	Rotam Global Agrosciences Ltd. Rights Exp. 05/07/2013	11,125	—
			2,575,379
Thailand (0.7%)
	Kasikornbank PCL (Foreign)	5,731,600	42,247
	PTT Exploration & Production PCL (Foreign)	6,090,969	31,498
	Bangkok Bank PCL (Foreign)	3,919,800	30,380
*	Advanced Info Service PCL (Local)	3,226,300	29,735
	Siam Commercial Bank PCL (Foreign)	4,402,600	27,949
*	Siam Commercial Bank PCL (Local)	4,217,500	26,774
	PTT PCL (Foreign)	2,366,115	26,425
	CP ALL PCL (Foreign)	17,677,770	25,619
	Siam Cement PCL (Foreign)	1,465,200	24,717
*	Kasikornbank PCL	3,382,600	24,479
	Advanced Info Service PCL (Foreign)	2,574,600	24,003
*	PTT PCL	1,816,800	20,227
*	Bangkok Bank PCL (Local)	2,377,200	18,344
	Krung Thai Bank PCL (Foreign)	14,913,137	12,508
*	Siam Makro PCL	465,193	11,977
	PTT Global Chemical PCL	4,225,236	11,145
*	Central Pattana PCL	3,170,643	10,797
*	Airports of Thailand PCL	2,084,000	10,263
*	PTT Global Chemical PCL	3,948,700	9,859
	Siam Cement PCL NVDR	582,900	9,505
	Charoen Pokphand Foods PCL (Foreign)	8,304,300	9,394
	Bangkok Dusit Medical Services PCL	1,468,000	8,150
*	Bank of Ayudhya PCL (Local)	6,761,900	7,556
*	Charoen Pokphand Foods PCL	6,767,000	7,326
	Bank of Ayudhya PCL (Foreign)	5,379,779	6,017
*	CP ALL PCL (Local)	3,803,800	5,707
*	BEC World PCL	2,419,300	5,528
	BEC World PCL (Foreign)	2,370,905	5,439
	Thai Oil PCL (Foreign)	2,328,100	5,412
	Thanachart Capital PCL	3,099,500	5,054
*	Bumrungrad Hospital PCL	1,740,200	4,883
	Jasmine International PCL	15,089,900	4,246
	IRPC PCL (Foreign)	28,064,000	4,003
*	Thai Oil PCL	1,701,300	3,835
	Glow Energy PCL (Foreign)	1,446,845	3,664
*	PTT Exploration and Production PCL (Local)	688,400	3,621
	BTS Group Holdings PCL	11,555,648	3,525
	Kiatnakin Bank PCL	1,456,543	3,505
*	Sino Thai Engineering & Construction PCL	3,662,142	3,499
*	Hemaraj Land and Development PCL	23,211,700	3,406
	Indorama Ventures PCL	4,205,648	3,377
*	Central Plaza Hotel PCL	2,613,500	3,324
*	Tisco Financial Group PCL	1,723,200	3,232
*	Delta Electronics Thailand PCL	2,465,800	3,199
*	Banpu PCL (Local)	274,550	3,196
*	Thai Airways International PCL	3,135,800	3,158
	Banpu PCL	253,740	2,939
*	IRPC PCL	20,500,400	2,869
	Pruksa Real Estate PCL	2,710,500	2,758
*	Glow Energy PCL	1,039,500	2,730
	Bangkok Life Assurance PCL	1,041,600	2,690
*	Thaicom PCL	2,225,900	2,604
*	Bangkok Expressway PCL	1,876,200	2,559
*	Bangkokland PCL	35,408,500	2,489
*	Indorama Ventures PCL	2,864,200	2,300
*	Bangchak Petroleum PCL	1,747,900	2,164
*	LPN Development PCL	2,626,900	2,144
	Shin Corp. PCL	715,400	2,104

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Amata Corp. PCL	2,640,300	2,072
*	Italian-Thai Development PCL	6,406,200	1,838
	Hana Microelectronics PCL (Foreign)	2,059,900	1,830
*	Supalai PCL	2,613,600	1,829
	Quality Houses PCL	12,774,016	1,807
*	Krung Thai Bank PCL	2,065,500	1,748
	Esso Thailand PCL	5,260,200	1,734
*	CH Karnchang PCL	1,771,800	1,663
*	Thai Vegetable Oil PCL	2,020,700	1,584
*	Sri Trang Agro-Industry PCL	2,956,600	1,575
*	Dynasty Ceramic PCL	739,400	1,569
*	Major Cineplex Group PCL	2,057,000	1,558
*	STP & I PCL	465,700	1,487
	Total Access Communication PCL	352,200	1,406
	Ticon Industrial Connection PCL (Local)	1,638,600	1,381
*	SC Asset Corp. PCL	5,062,000	1,345
	Siam Global House PCL	1,746,920	1,335
*	Thai Tap Water Supply PCL	3,705,700	1,326
*	Sansiri PCL (Local)	8,741,200	1,312
	Thoresen Thai Agencies PCL	1,915,200	1,256
	BTS Group Holdings PCL	3,889,800	1,200
*	G J Steel PCL (Local)	265,466,800	1,192
*	CalComp Electronics Thailand PCL	9,670,800	1,188
	Bangkok Chain Hospital PCL	2,773,960	1,146
*	TPI Polene PCL	2,212,600	1,133
	Thai Tap Water Supply PCL	3,214,600	1,129
*	Samart Corp. PCL	1,125,100	1,076
	Sansiri PCL (Foreign)	7,035,464	1,056
	Bangkok Life Assurance PCL	402,900	1,041
	Asian Property Development PCL (Foreign)	3,223,440	1,034
*	Siam Global House PCL	1,324,750	1,013
*	TMB Bank PCL	10,791,600	1,010
	Big C Supercenter PCL	122,700	967
*	Khon Kaen Sugar Industry PCL	2,230,500	950
	Vibhavadi Medical Center PCL	1,639,300	913
*	Precious Shipping PCL	1,459,700	886
*	Quality Houses PCL	6,002,500	864
*	MCOT PCL	490,900	837
	Bangkok Chain Hospital PCL	1,931,500	798
*	Golden Land Property Development PCL	1,794,200	784
*	Kiatnakin Bank PCL	319,200	768
	Energy Earth PCL	2,997,900	768
*	Somboon Advance Technology PCL	780,300	766
	Jasmine International PCL	2,659,400	748
*	Siam Future Development PCL	2,409,687	747
*	True Corp. PCL	2,588,600	747
	Bangkok Aviation Fuel Services PCL	864,600	702
*	Vinythai PCL	1,096,700	692
*	Polyplex Thailand PCL	1,634,000	686
*	Rojana Industrial Park PCL (Local)	1,486,800	634
*	Robinson Department Store PCL	231,300	630
	Home Product Center PCL	1,221,600	625
*	Electricity Generating PCL	116,500	610
*	Hana Microelectronics PCL	708,900	599
*	Minor International PCL	710,200	596
	Sriracha Construction PCL	296,400	569
*	SVI PCL	3,943,657	564
	Loxley PCL	2,463,440	564
*	GFPT PCL	1,958,500	561
*	Berli Jucker PCL	204,700	515
	Siamgas & Petrochemicals PCL	1,151,100	510
*	Pruksa Real Estate PCL	482,500	483
*	Thai Union Frozen Products PCL	250,400	482
*	Siam City Cement PCL (Local)	27,544	458

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Samart Corp. PCL	810,500	458
	LH Financial Group PCL	9,163,853	450
*	Srithai Superware PCL	476,800	439
*	G Steel PCL	36,098,400	430
*	G Steel PCL	35,596,300	425
	CPN Retail Growth Leasehold Property Fund	608,500	409
	Thitikorn PCL	586,500	402
	Ratchaburi Electricity Generating Holding PCL	179,700	363
*	Phatra Securities PCL	265,800	303
*	Land and Houses PCL	652,700	292
	Ticon Industrial Connection PCL	289,500	244
*	Asian Property Development PCL	715,600	230
*	LH Financial Group PCL	4,439,900	221
*	Bangkok Dusit Medical Services PCL	36,000	207
*	Thoresen Thai Agencies PCL	331,100	202
	Univentures PCL	407,600	184
*	Tisco Financial Group PCL Rights Exp. 05/29/2013	172,320	169
*	Sahaviriya Steel Industries PCL	6,579,500	130
*	Thai Reinsurance PCL	576,600	109
	Rojana Industrial Park PCL (Foreign)	178,133	76
*	Thoresen Thai Agencies PCL Warrants Exp. 09/12/2015	273,600	62
*	Maybank Kim Eng Securities Thailand PCL	56,600	47
*	Tata Steel Thailand PCL	1,215,100	46
*	Saha-Union PCL	18,300	26
*	Thai Stanley Electric PCL	1,500	13
*	LH Financial Group PCL Rights	487,398	8
*	Loxley PCL Warrants Exp. 03/20/2016	32,585	—
			654,898
Turkey (0.5%)
	Turkiye Garanti Bankasi AS	11,069,825	61,248
	Akbank TAS	8,771,419	46,186
	Turkiye Halk Bankasi AS	3,046,069	33,261
	Turkiye Is Bankasi	7,669,957	29,667
	BIM Birlesik Magazalar AS	515,995	26,508
	Haci Omer Sabanci Holding AS (Bearer)	3,965,731	24,719
*	Turkcell Iletisim Hizmetleri AS	3,737,639	23,273
	KOC Holding AS	3,096,012	18,773
	Tupras Turkiye Petrol Rafinerileri AS	613,396	17,143
	Anadolu Efes Biracilik Ve Malt Sanayii AS	1,011,679	16,816
	Turkiye Vakiflar Bankasi Tao	3,974,236	14,221
	Yapi ve Kredi Bankasi AS	4,232,924	13,155
	Turk Telekomunikasyon AS	2,570,523	12,194
*	Turk Hava Yollari	2,469,377	10,289
	Arcelik AS	1,164,288	9,071
	Coca-Cola Icecek AS	311,893	8,710
	Enka Insaat ve Sanayi AS	2,037,924	6,307
	Eregli Demir ve Celik Fabrikalari TAS	5,034,815	5,775
	TAV Havalimanlari Holding AS	802,894	5,671
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,068,697	5,263
	Ford Otomotiv Sanayi AS	345,265	4,801
	Tofas Turk Otomobil Fabrikasi AS	603,827	4,216
	Turkiye Sinai Kalkinma Bankasi AS	2,661,255	3,836
	Koza Altin Isletmeleri AS	186,683	3,744
	Turkiye Sise ve Cam Fabrikalari AS	2,192,791	3,725
	Ulker Biskuvi Sanayi AS	409,773	3,509
*	Asya Katilim Bankasi AS	2,444,569	2,964
	Aselsan Elektronik Sanayi Ve Ticaret AS	495,811	2,950
	Yazicilar Holding AS Class A	230,486	2,754
*	Dogan Sirketler Grubu Holding AS	3,551,534	2,402
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,105,411	2,382
	Dogus Otomotiv Servis ve Ticaret AS	373,143	2,379
*	Koza Anadolu Metal Madencilik Isletmeleri AS	852,797	2,125
*	Ipek Dogal Enerji Kaynaklari Ve Uretim AS	697,486	1,971
*	Sekerbank TAS	1,688,423	1,943

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Yapi Kredi Sigorta AS	182,963	1,798
*	Trakya Cam Sanayi AS	1,048,559	1,774
*	Albaraka Turk Katilim Bankasi AS	1,464,185	1,587
*	Ihlas Holding AS	3,143,110	1,440
	Cimsa Cimento Sanayi VE Tica	238,004	1,415
	Bizim Toptan Satis Magazalari AS	82,758	1,396
*	Gubre Fabrikalari TAS	157,061	1,385
*	Akfen Holding AS	422,172	1,282
	Aksigorta AS	985,031	1,243
	Is Gayrimenkul Yatirim Ortakligi AS	1,387,108	1,217
*	Dogan Yayin Holding AS	2,401,706	1,180
	Akcansa Cimento AS	193,318	1,165
	Aksa Akrilik Kimya Sanayii	378,122	1,115
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	754,417	1,079
	Otokar Otomotiv Ve Savunma Sanayi A.S.	28,556	1,050
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	677,544	1,005
*	NET Holding AS	678,859	959
	Konya Cimento Sanayii AS	5,062	958
	Akmerkez Gayrimenkul Yatirim Ortakligi AS	89,758	926
	Alarko Holding AS	305,020	923
*	Akenerji Elektrik Uretim AS	979,516	914
	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	222,308	835
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class B	351,727	828
*	Anadolu Cam Sanayii AS	523,328	810
	Baticim Bati Anadolu Cimento Sanayii AS	189,203	809
	Petkim Petrokimya Holding AS	456,170	795
	Kartonsan Karton Sanayi ve Ticaret AS	4,596	747
	Anadolu Hayat Emeklilik AS	220,069	713
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	574,694	674
	Bursa Cimento Fabrikasi AS	233,621	665
*	Anadolu Anonim Tuerk Sigorta Sirketi	872,947	649
*	Zorlu Enerji Elektrik Uretim AS	734,556	636
*	Vestel Elektronik Sanayi ve Ticaret AS	497,282	633
	Pinar SUT Mamulleri Sanayii AS	64,163	612
*	Boyner Buyuk Magazacilik	159,061	608
	Turcas Petrol AS	307,232	596
	Borusan Mannesmann Boru Sanayi ve Ticaret AS	30,115	574
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	15,254	562
	Mardin Cimento Sanayii ve Ticaret AS	169,850	548
	Vakif Gayrimenkul Yatirim Ortakligi AS	204,006	531
	Bagfas Bandirma Gubre Fabrik	17,397	522
	Goodyear Lastikleri TAS	14,650	515
	Tekfen Holding AS	128,422	499
	Netas Telekomunikasyon AS	81,552	490
	Saf Gayrimenkul Yatirim Ortakligi AS	955,353	474
	Adana Cimento Sanayii TAS Class A	187,069	470
	Eczacibasi Yatirim Holding Ortakligi AS	119,773	468
	Sinpas Gayrimenkul Yatirim Ortakligi AS	599,780	466
*	Izmir Demir Celik Sanayi AS	275,389	456
	Aygaz AS	72,049	392
*	TAT Konserve Sanayii AS	258,454	355
*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	14,124	323
*	Vestel Beyaz Esya Sanayi ve Ticaret AS	211,950	321
*	Hurriyet Gazetecilik AS	605,721	318
*	Polyester Sanayi AS	498,675	318
	Is Yatirim Menkul Degerler AS	262,334	248
*	Celebi Hava Servisi AS	20,976	246
*	Is Finansal Kiralama AS	431,588	246
	Fenerbahce Futbol AS	10,820	244
*	Afyon Cimento Sanayi TAS	5,141	184
	Turk Traktor ve Ziraat Makineleri AS	2,000	76
			480,218
United Arab Emirates (0.0%)
	Emaar Properties PJSC	1,481,166	2,267

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	DP World Ltd.	56,904	874
	First Gulf Bank PJSC	135,000	548
	Aldar Properties PJSC	810,225	319
	Air Arabia PJSC	1,133,824	302
*	Dubai Financial Market	793,341	271
	Dubai Islamic Bank PJSC	282,520	222
	Arabtec Holding Co.	381,387	220
*	Dana Gas PJSC	1,603,539	218
	Drake & Scull International	555,570	140
	Dubai Investments PJSC	354,067	121
	RAK Properties PJSC	485,921	62
*	Islamic Arab Insurance Co.	149,989	26
			5,590
United Kingdom (14.9%)
	HSBC Holdings plc	90,046,918	986,208
	Vodafone Group plc	240,803,448	734,774
	BP plc	93,245,616	675,682
	GlaxoSmithKline plc	24,036,294	620,182
	British American Tobacco plc	9,465,124	524,710
	Royal Dutch Shell plc Class A	15,076,838	513,303
	Royal Dutch Shell plc Class B	12,815,457	449,540
	Diageo plc	12,271,877	374,759
	AstraZeneca plc	6,094,550	316,440
	Rio Tinto plc	6,556,757	301,092
	Standard Chartered plc	11,788,745	296,697
	BHP Billiton plc	10,333,021	290,701
	BG Group plc	16,610,893	280,418
	Unilever plc	6,271,936	271,747
	Barclays plc	58,117,491	259,352
	SABMiller plc	4,668,356	251,896
	Reckitt Benckiser Group plc	3,164,264	230,998
	National Grid plc	17,800,103	226,905
	Tesco plc	39,337,718	223,756
	Prudential plc	12,504,445	215,012
*	Lloyds Banking Group plc	205,772,566	174,805
	Imperial Tobacco Group plc	4,828,157	172,638
	Anglo American plc London Shares	6,796,824	166,190
	BT Group plc	38,539,486	165,708
	Rolls-Royce Holdings plc	9,159,948	161,028
	Xstrata plc	10,267,172	154,508
	Centrica plc	25,388,471	146,437
	Compass Group plc	8,997,409	118,498
	SSE plc	4,688,771	113,526
	Royal Dutch Shell plc Class A (Amsterdam Shares)	3,212,335	109,258
	ARM Holdings plc	6,746,650	104,938
	WPP plc	6,113,392	101,070
^	Glencore International plc	19,078,849	94,319
	BAE Systems plc	15,897,974	92,857
	Experian plc	4,941,756	86,950
	Shire plc	2,741,691	85,465
	Old Mutual plc	23,944,489	76,374
	Legal & General Group plc	28,872,567	76,142
	Pearson plc	3,996,277	72,684
	Tullow Oil plc	4,438,177	69,182
	Reed Elsevier plc	5,877,912	68,722
	Aviva plc	14,423,693	68,478
	British Sky Broadcasting Group plc	5,184,800	67,951
	Standard Life plc	11,523,794	67,147
	Wolseley plc	1,341,108	66,425
	Kingfisher plc	11,608,108	56,563
	Next plc	787,703	53,396
	Associated British Foods plc	1,740,475	52,357
	Land Securities Group plc	3,811,862	51,784
	Smith & Nephew plc	4,407,753	50,455

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

		Market
		Value
	Shares	($000)
Marks & Spencer Group plc	7,864,199	50,058
WM Morrison Supermarkets plc	10,924,247	49,577
* Royal Bank of Scotland Group	10,355,476	49,415
Burberry Group plc	2,154,538	44,822
Capita plc	3,191,006	44,748
British Land Co. plc	4,639,051	42,914
Intertek Group plc	786,688	40,472
InterContinental Hotels Group plc	1,319,325	38,982
United Utilities Group plc	3,334,293	38,412
Johnson Matthey plc	1,001,247	37,770
Smiths Group plc	1,922,581	37,394
J Sainsbury plc	6,167,377	36,551
Aggreko plc	1,305,532	36,191
Weir Group plc	1,036,094	35,545
ITV plc	18,080,434	35,356
Randgold Resources Ltd.	431,270	34,891
Whitbread plc	869,776	34,577
GKN plc	7,952,475	34,041
G4S plc	6,864,379	33,413
Severn Trent plc	1,162,979	32,961
Bunzl plc	1,618,631	32,199
Carnival plc	889,563	32,117
Sage Group plc	5,926,753	31,096
Rexam plc	3,865,487	31,038
Aberdeen Asset Management plc	4,398,095	30,701
RSA Insurance Group plc	17,530,536	30,356
IMI plc	1,569,494	30,254
Tate & Lyle plc	2,269,925	29,790
Babcock International Group plc	1,761,759	29,316
Resolution Ltd.	6,940,106	28,501
Hammerson plc	3,491,088	28,210
William Hill plc	4,205,566	27,868
Meggitt plc	3,817,596	27,824
Antofagasta plc	1,925,890	27,025
Petrofac Ltd.	1,270,580	26,706
Travis Perkins plc	1,196,230	26,692
Croda International plc	663,031	25,560
Persimmon plc	1,479,296	24,851
Inmarsat plc	2,179,127	24,494
3i Group plc	4,739,927	24,238
Invensys plc	3,991,794	23,899
Mondi plc	1,784,587	23,717
Serco Group plc	2,429,694	23,383
AMEC plc	1,479,302	23,320
* Barratt Developments plc	4,784,844	23,163
Taylor Wimpey plc	15,703,528	22,722
Melrose Industries plc	5,967,818	22,622
Ashtead Group plc	2,448,620	22,394
Informa plc	2,939,334	21,872
Cobham plc	5,276,190	20,556
John Wood Group plc	1,660,027	20,036
Schroders plc (Voting Shares)	551,431	20,028
Admiral Group plc	998,356	19,888
Berkeley Group Holdings plc	605,934	19,647
Rotork plc	422,980	19,136
Pennon Group plc	1,787,924	19,044
Investec plc	2,651,977	18,780
Spectris plc	570,097	18,714
Drax Group plc	1,959,489	18,701
London Stock Exchange Group plc	854,806	17,837
Hargreaves Lansdown plc	1,156,017	17,606
Intu Properties plc	3,268,110	17,406
Provident Financial plc	674,553	17,099
Inchcape plc	2,168,769	16,907

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	DS Smith plc	4,545,544	16,515
	Derwent London plc	446,998	16,039
	Amlin plc	2,414,368	15,926
	Capital & Counties Properties plc	3,321,757	15,905
	Fresnillo plc	872,301	15,767
	Spirax-Sarco Engineering plc	382,311	15,618
	Daily Mail & General Trust plc	1,416,361	15,136
	Segro plc	3,642,085	15,082
*	Premier Oil plc	2,593,477	15,052
	easyJet plc	860,848	14,970
	Hiscox Ltd.	1,710,573	14,910
	IG Group Holdings plc	1,766,980	14,800
	Booker Group plc	7,996,594	14,791
*	Ophir Energy plc	2,324,551	14,708
*	ASOS plc	288,836	14,373
	Rightmove plc	480,803	14,344
	Halma plc	1,831,446	14,258
	Telecity Group plc	974,055	13,980
	Great Portland Estates plc	1,666,690	13,788
	Catlin Group Ltd.	1,673,745	13,682
	UBM plc	1,191,885	13,556
	Man Group plc	8,394,664	13,349
	Henderson Group plc	5,156,705	13,253
*	Cairn Energy plc	2,932,436	13,168
	Rentokil Initial plc	8,849,456	13,051
	Ladbrokes plc	4,405,244	12,972
	Intermediate Capital Group plc	1,951,934	12,832
	Filtrona plc	1,143,004	12,571
	Bellway plc	593,557	12,416
	Howden Joinery Group plc	3,140,014	12,144
	Greene King plc	1,067,841	12,069
	ICAP plc	2,662,035	11,932
	Shaftesbury plc	1,231,211	11,627
	Close Brothers Group plc	719,075	11,609
	Aveva Group plc	332,100	11,464
	Balfour Beatty plc	3,356,072	11,270
*	Afren plc	5,326,490	11,117
	TUI Travel plc	2,246,443	10,984
	Ashmore Group plc	1,759,440	10,928
	Lancashire Holdings Ltd.	787,134	10,364
	Hikma Pharmaceuticals plc	679,475	10,330
	Berendsen plc	842,475	10,124
	Stagecoach Group plc	2,111,298	10,091
	Hays plc	6,861,504	9,977
	Victrex plc	395,507	9,868
	Vedanta Resources plc	518,879	9,818
	International Personal Finance plc	1,228,692	9,744
*	Dixons Retail plc	17,784,720	9,730
	TalkTalk Telecom Group plc	2,457,736	9,579
^	Home Retail Group plc	3,934,061	9,528
	QinetiQ Group plc	3,232,499	9,517
	St. James's Place plc	1,095,961	9,435
^,*	Lonmin plc	2,240,733	9,399
	BBA Aviation plc	2,361,331	9,220
	Elementis plc	2,216,765	9,101
	Beazley plc	2,516,859	8,793
	Carillion plc	2,098,702	8,755
	Ultra Electronics Holdings plc	339,763	8,717
^,*	Thomas Cook Group plc	4,312,013	8,672
	PZ Cussons plc	1,382,287	8,575
*	BTG plc	1,586,474	8,526
	Jardine Lloyd Thompson Group plc	637,377	8,404
	Britvic plc	1,196,226	8,180
	Michael Page International plc	1,405,261	8,157

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Cable & Wireless Communications plc	12,381,788	8,152
	Regus plc	3,187,064	8,118
	Senior plc	2,043,864	8,112
	Debenhams plc	6,210,976	8,034
	Electrocomponents plc	2,126,791	7,949
	Bovis Homes Group plc	660,350	7,880
	Hunting plc	624,356	7,841
	Mitie Group plc	1,816,243	7,795
	Phoenix Group Holdings	776,324	7,652
	Firstgroup plc	2,330,157	7,652
	AZ Electronic Materials SA	1,712,414	7,583
	Jupiter Fund Management plc	1,464,155	7,538
	Bodycote plc	935,027	7,534
	Playtech Ltd.	785,488	7,486
	Restaurant Group plc	980,809	7,349
	Vesuvius plc	1,351,550	7,322
	Paragon Group of Cos. plc	1,486,391	7,221
^	WH Smith plc	622,371	7,163
*	Alent plc	1,356,326	7,142
^,*	Gulf Keystone Petroleum Ltd.	3,357,331	7,107
	De La Rue plc	488,742	7,076
	Millennium & Copthorne Hotels plc	796,322	7,007
	SIG plc	2,772,759	6,989
	WS Atkins plc	495,360	6,947
	Micro Focus International plc	664,388	6,916
*	Imagination Technologies Group plc	1,038,484	6,881
*	Sports Direct International plc	901,568	6,552
	Bwin.Party Digital Entertainment plc	3,139,450	6,524
*	EnQuest plc	3,251,368	6,514
	Domino's Pizza Group plc	635,035	6,428
	Spirent Communications plc	3,160,186	6,407
	National Express Group plc	2,136,652	6,353
	Galliford Try plc	406,404	6,231
*	Soco International plc	1,054,665	6,218
	Genus plc	295,103	6,217
	Marston's plc	2,750,153	6,190
	Dunelm Group plc	447,758	5,887
	Premier Farnell plc	1,782,228	5,859
	CSR plc	760,097	5,829
	Savills plc	645,347	5,827
	Dignity plc	270,165	5,780
	Domino Printing Sciences plc	541,857	5,613
	Kazakhmys plc	1,032,045	5,610
^,*	Ocado Group plc	2,093,913	5,531
	Eurasian Natural Resources Corp. plc	1,280,242	5,505
	Morgan Advanced Materials plc	1,343,246	5,468
*	Mitchells & Butlers plc	1,023,132	5,324
	Halfords Group plc	990,992	5,308
^	Betfair Group plc	390,908	5,263
	Pace plc	1,362,841	5,261
	N Brown Group plc	748,877	5,185
	Fenner plc	947,135	5,181
	RPC Group plc	828,685	5,124
	Abcam plc	749,607	5,113
	Fidessa Group plc	183,185	5,110
	Rathbone Brothers plc	220,329	5,002
	Telecom Plus plc	256,573	4,862
	Londonmetric Property plc	2,729,434	4,856
	Diploma plc	544,771	4,832
	Dairy Crest Group plc	666,871	4,778
	ITE Group plc	1,164,527	4,747
	Renishaw plc	180,063	4,612
	Go-Ahead Group plc	190,628	4,589
	JD Wetherspoon plc	500,853	4,573

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
	Interserve plc	613,348	4,515
	Laird plc	1,331,864	4,495
	Synergy Health plc	264,899	4,477
*	Redrow plc	1,326,053	4,411
	Homeserve plc	1,342,492	4,370
	Grainger plc	2,037,447	4,312
	RPS Group plc	1,087,894	4,220
	Unite Group plc	773,892	4,188
	Hansteen Holdings plc	3,131,541	4,158
	Synthomer plc	1,322,371	4,135
	Devro plc	803,644	4,128
	Keller Group plc	304,044	4,058
	Moneysupermarket.com Group plc	1,288,822	4,019
	Tullett Prebon plc	1,054,336	4,012
	Evraz plc	1,611,793	3,922
	Chemring Group plc	926,790	3,907
	Brewin Dolphin Holdings plc	1,199,715	3,898
*	International Consolidated Airlines Group SA (London Shares)	919,542	3,896
	Big Yellow Group plc	614,358	3,851
*	Enterprise Inns plc	2,502,908	3,816
	ST Modwen Properties plc	894,786	3,730
	Bank of Georgia Holdings plc	148,606	3,724
*	Essar Energy plc	1,634,413	3,639
	Kier Group plc	193,089	3,517
	Workspace Group plc	578,958	3,375
	Kcom Group plc	2,558,121	3,365
*	Salamander Energy plc	1,182,054	3,359
*	African Minerals Ltd.	961,155	3,279
	Cineworld Group plc	723,404	3,256
	Euromoney Institutional Investor plc	212,810	3,243
	Ferrexpo plc	1,159,067	3,233
	Spirit Pub Co. plc	3,198,361	3,226
	Greggs plc	490,109	3,157
^	Hochschild Mining plc	807,413	3,138
	Computacenter plc	445,707	3,112
*	Centamin plc	4,787,971	3,106
*	Colt Group SA	1,718,992	3,072
^,*	Amerisur Resources plc	3,704,091	3,027
	F&C Asset Management plc	1,964,618	2,992
	Northgate plc	566,293	2,981
*	Petra Diamonds Ltd.	1,721,853	2,940
*	Monitise plc	5,563,893	2,919
	Cape plc	611,456	2,832
	Dialight plc	130,939	2,640
	Shanks Group plc	1,973,990	2,511
	Sthree plc	479,588	2,501
*	Pendragon plc	6,860,762	2,474
	Hill & Smith Holdings plc	349,709	2,330
^,*	Rockhopper Exploration plc	1,085,501	2,312
	SDL plc	406,891	2,301
	Xchanging plc	1,083,141	2,253
*	Vectura Group plc	1,597,588	2,185
*	Carpetright plc	216,872	2,122
	Mears Group plc	387,396	2,109
*	Polymetal International plc	193,546	2,104
*	Heritage Oil plc	844,112	2,103
	John Menzies plc	182,196	2,066
*	Quintain Estates & Development plc	2,047,577	2,059
	Chesnara plc	551,522	2,049
^,*	Avanti Communications Group plc	439,939	2,039
	Darty plc	2,548,445	1,941
	Petropavlovsk plc	842,709	1,910
^	Stobart Group Ltd.	1,459,477	1,898
*	Polyus Gold International Ltd.	589,540	1,864

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

			Market
			Value
		Shares	($000)
*	Mothercare plc	373,764	1,840
	Speedy Hire plc	2,422,012	1,825
	Helical Bar plc	470,418	1,813
	TT electronics plc	698,415	1,809
	Kentz Corp. Ltd.	297,190	1,798
	Majestic Wine plc	276,715	1,766
	888 Holdings plc	663,222	1,753
*	SuperGroup plc	161,971	1,745
^,*	Blinkx plc	1,183,726	1,721
	Anglo Pacific Group plc	500,025	1,691
*	Bumi plc	418,699	1,686
^,*	Sirius Minerals plc	4,123,901	1,634
	Lookers plc	1,091,174	1,583
	Morgan Sindall Group plc	176,342	1,578
	Primary Health Properties plc	303,869	1,572
	African Barrick Gold plc	574,458	1,565
*	Kofax plc	296,426	1,475
*	Innovation Group plc	3,614,442	1,459
^,*	Pan African Resources plc	6,095,498	1,419
*	BowLeven plc	1,150,654	1,411
^,*	Xcite Energy Ltd.	919,664	1,407
^	XP Power Ltd.	73,097	1,362
	McBride plc	759,771	1,351
^,*	Nanoco Group plc	535,997	1,333
	Chime Communications plc	316,936	1,264
	Rank Group plc	480,919	1,255
	Hargreaves Services plc	97,960	1,217
	Clarkson plc	46,587	1,179
*	Faroe Petroleum plc	663,666	1,171
*	Premier Foods plc	943,961	1,073
	New World Resources plc	437,842	1,056
*	Genel Energy plc	74,268	1,029
	Advanced Medical Solutions Group plc	824,688	1,018
*	IQE plc	2,759,152	996
	Dechra Pharmaceuticals plc	86,120	961
	Carphone Warehouse Group plc	257,850	943
	Redefine International PLC	1,611,398	929
*	Gem Diamonds Ltd.	443,307	899
*	London Mining plc	493,949	886
	Highland Gold Mining Ltd.	666,179	884
^	Costain Group plc	192,392	825
	Schroders plc	27,434	790
	Andor Technology PLC	137,153	696
*	Lonrho plc	6,632,548	664
*	SVG Capital plc	97,006	600
	F&C Commercial Property Trust Ltd.	334,850	559
^,*	Borders & Southern Petroleum plc	1,713,514	472
	Oxford Instruments plc	19,349	464
*	Falkland Oil & Gas Ltd.	1,122,033	445
*	JKX Oil & Gas plc	401,296	423
*	Circle Oil plc	1,540,994	410
	UK Commercial Property Trust Ltd.	284,875	330
^,*	Patagonia Gold plc	1,727,394	325
	Lamprell plc	136,199	306
*	West African Minerals Corp.	550,359	291
^,*	RusPetro plc	434,260	278
*	Perform Group plc	30,957	249
	Cranswick plc	12,009	197
	APR Energy plc	15,242	196
	Mucklow A & J Group plc	31,042	187
^	Avocet Mining plc	596,856	144
	Schroder REIT Ltd.	223,672	140
	Daejan Holdings plc	2,202	134
	Cupid plc	111,257	132

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2013

					Market
					Value
				Shares	($000)
	Development Securities plc			53,038	120
	Smiths News plc			32,324	90
*	Talvivaara Mining Co. plc			237,957	52
	Picton Property Income Ltd.			35,362	24

					14,272,379

Total Common Stocks (Cost $85,603,318)					94,904,619

		Coupon
Temporary Cash Investments (5.3%)[1]
Money Market Fund (5.3%)
4,5	Vanguard Market Liquidity Fund	0.142%		5,061,903,770	5,061,904

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6,7	Fannie Mae Discount Notes	0.100%	5/8/13	5,000	5,000
6,7	Fannie Mae Discount Notes	0.140%	5/15/13	5,000	5,000
6,7	Fannie Mae Discount Notes	0.110%	8/21/13	1,150	1,149
7,8	Federal Home Loan Bank Discount Notes	0.140%	5/29/13	10,000	9,999
6,7	Freddie Mac Discount Notes	0.130%	9/16/13	19,200	19,187

					40,335

Total Temporary Cash Investments (Cost $5,102,242)					5,102,239
Total Investments (104.7%) (Cost $90,705,560)					100,006,858
Other Assets and Liabilities—Net (-4.7%)[5]					(4,503,875)
Net Assets (100%)					95,502,983

Securities with a market value of less than $500 are displayed with a dash.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,481,984,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, the aggregate value of these securities was $101,500,000, representing 0.1% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $4,680,315,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Securities with a value of $32,246,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

© 2013 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 1132 062013

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2013

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 19, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.